UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF
         REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:	USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code:	9800 FREDERICKSBURG ROAD
                                                         SAN ANTONIO, TX 78288

Name and address of agent for service:		     CHRISTOPHER K. DYER
                                                   USAA MUTUAL FUNDS TRUST
                                                   9800 FREDERICKSBURG ROAD
                                                   SAN ANTONIO, TX 78288

Registrant's telephone number, including area code: 800-235-8396

Date of fiscal year end:  JUNE 30

Date of reporting period:  JUNE 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

USAA MUTUAL FUNDS TRUST - ANNUAL REPORTS FOR PERIOD ENDING JUNE 30, 2019


[LOGO OF USAA USAA(R)]
----------------------
     MUTUAL FUNDS

--------------------------------------------------------------------------------
                                                                 June 30, 2019
--------------------------------------------------------------------------------

SEMIANNUAL REPORT

USAA 500 INDEX FUND
(formerly known as USAA S&P 500 Index Fund)

       MEMBER                   REWARD
       SHARES                   SHARES
       USSPX                    USPRX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

SHAREHOLDER VOTING RESULTS                                                     2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                         20

    Financial Statements                                                      22

    Notes to Financial Statements                                             26

    Financial Highlights                                                      43

EXPENSE EXAMPLE                                                               45

ADVISORY AGREEMENT(S)                                                         47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 235-8396.

If you do not have a withholding election in place by the date of distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                      o TOP 10 EQUITY HOLDINGS - 6/30/19 o
                                (% of Net Assets)

Microsoft Corp. ........................................................... 4.1%
Apple, Inc. ............................................................... 3.5%
Amazon.com, Inc. .......................................................... 3.1%
Facebook, Inc. "A" ........................................................ 1.9%
Berkshire Hathaway, Inc. "B" .............................................. 1.7%
Johnson & Johnson ......................................................... 1.5%
JPMorgan Chase & Co. ...................................................... 1.5%
Alphabet, Inc. "C" ........................................................ 1.3%
Alphabet, Inc. "A" ........................................................ 1.3%
Exxon Mobil Corp. ......................................................... 1.3%

                        o SECTOR ALLOCATION* - 6/30/19 o

                        [PIE CHART OF SECTOR ALLOCATION]

CONSUMER, NON-CYCLICAL                                                     21.6%
FINANCIAL                                                                  17.6%
TECHNOLOGY                                                                 16.4%
COMMUNICATIONS                                                             14.8%
INDUSTRIAL                                                                  9.1%
CONSUMER, CYCLICAL                                                          8.2%
ENERGY                                                                      5.0%
UTILITIES                                                                   3.2%
BASIC MATERIALS                                                             2.2%

                                   [END CHART]

*Does not include futures or money market instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securites.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust (Trust). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. (Victory Capital), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company (AMCO) was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR                               AGAINST                            ABSTAIN
--------------------------------------------------------------------------------
89,525,465                         13,706,277                          7,567,789

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940
Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act (Independent Trustee).

                                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                             FOR                          VOTES WITHHELD
--------------------------------------------------------------------------------
David C. Brown                  8,299,565,565                       820,887,736
John C. Walters                 8,317,935,885                       802,517,416

================================================================================

2  | USAA 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS
June 30, 2019 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.1%)

             BASIC MATERIALS (2.2%)
             ----------------------
             CHEMICALS (1.9%)
     68,100  Air Products & Chemicals, Inc.                                                  $   15,416
     32,495  Albemarle Corp.                                                                      2,288
     38,963  Celanese Corp.                                                                       4,200
     68,635  CF Industries Holdings, Inc.                                                         3,206
    231,454  Dow, Inc.                                                                           11,413
    231,454  DuPont de Nemours, Inc.                                                             17,375
     43,058  Eastman Chemical Co.                                                                 3,351
     78,469  Ecolab, Inc.                                                                        15,493
     40,792  FMC Corp.                                                                            3,384
     31,273  International Flavors & Fragrances, Inc.                                             4,537
    167,860  Linde plc                                                                           33,706
     93,723  LyondellBasell Industries N.V. "A"                                                   8,072
    109,554  Mosaic Co.                                                                           2,742
     73,092  PPG Industries, Inc.                                                                 8,531
     25,125  Sherwin-Williams Co.                                                                11,515
                                                                                             ----------
                                                                                                145,229
                                                                                             ----------
             FOREST PRODUCTS & PAPER (0.1%)
    123,223  International Paper Co.                                                              5,338
                                                                                             ----------
             IRON/STEEL (0.0%)
     94,058  Nucor Corp.                                                                          5,183
                                                                                             ----------
             MINING (0.2%)
    450,761  Freeport-McMoRan, Inc.                                                               5,233
    253,425  Newmont Mining Corp.                                                                 9,749
                                                                                             ----------
                                                                                                 14,982
                                                                                             ----------
             Total Basic Materials                                                              170,732
                                                                                             ----------
             COMMUNICATIONS (14.8%)
             ----------------------
             ADVERTISING (0.1%)
    120,809  Interpublic Group of Companies, Inc.                                                 2,729
     68,139  Omnicom Group, Inc.                                                                  5,584
                                                                                             ----------
                                                                                                  8,313
                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             INTERNET (9.1%)
     92,598  Alphabet, Inc. "A"(a)                                                           $  100,265
     94,774  Alphabet, Inc. "C"(a)                                                              102,442
    127,893  Amazon.com, Inc.(a)                                                                242,182
     13,388  Booking Holdings, Inc.(a)                                                           25,099
    253,351  eBay, Inc.                                                                          10,007
     36,592  Expedia Group, Inc.                                                                  4,868
     18,301  F5 Networks, Inc.(a)                                                                 2,665
    742,984  Facebook, Inc. "A"(a)                                                              143,396
    135,207  Netflix, Inc.(a)                                                                    49,664
    191,185  Symantec Corp.                                                                       4,160
     32,553  TripAdvisor, Inc.(a)                                                                 1,507
    225,816  Twitter, Inc.(a)                                                                     7,881
     32,429  VeriSign, Inc.(a)                                                                    6,783
                                                                                             ----------
                                                                                                700,919
                                                                                             ----------
             MEDIA (2.4%)
    108,979  CBS Corp. "B"                                                                        5,438
     53,203  Charter Communications, Inc. "A"(a)                                                 21,025
  1,400,797  Comcast Corp. "A"                                                                   59,226
     48,375  Discovery Communications, Inc. "A"(a)                                                1,485
    111,021  Discovery Communications, Inc. "C"(a)                                                3,158
     70,740  DISH Network Corp."A"(a)                                                             2,717
     50,004  Fox Corp. "A"                                                                        1,827
    110,033  Fox Corp. "B"                                                                        4,032
    118,610  News Corp. "A"                                                                       1,600
     37,836  News Corp. "B"                                                                         528
    108,926  Viacom, Inc. "B"                                                                     3,254
    539,891  Walt Disney Co.                                                                     75,390
                                                                                             ----------
                                                                                                179,680
                                                                                             ----------
             TELECOMMUNICATIONS (3.2%)
     16,352  Arista Networks, Inc.(a)                                                             4,245
  2,256,965  AT&T, Inc.(b)                                                                       75,631
    298,003  CenturyLink, Inc.                                                                    3,505
  1,323,803  Cisco Systems, Inc.                                                                 72,452
    242,303  Corning, Inc.                                                                        8,052
    107,141  Juniper Networks, Inc.                                                               2,853
     50,959  Motorola Solutions, Inc.                                                             8,496
  1,278,967  Verizon Communications, Inc.(b)                                                     73,067
                                                                                             ----------
                                                                                                248,301
                                                                                             ----------
             Total Communications                                                             1,137,213
                                                                                             ----------

================================================================================

4  | USAA 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             CONSUMER, CYCLICAL (8.2%)
             -------------------------
             AIRLINES (0.4%)
     38,056  Alaska Air Group, Inc.                                                          $    2,432
    123,069  American Airlines Group, Inc.                                                        4,013
    184,172  Delta Air Lines, Inc.                                                               10,452
    151,105  Southwest Airlines Co.                                                               7,673
     68,327  United Continental Holdings, Inc.(a)                                                 5,982
                                                                                             ----------
                                                                                                 30,552
                                                                                             ----------
             APPAREL (0.7%)
     46,987  Capri Holdings Ltd.(a)                                                               1,629
    111,546  Hanesbrands, Inc.                                                                    1,921
    388,666  NIKE, Inc. "B"                                                                      32,629
     23,303  PVH Corp.                                                                            2,205
     16,234  Ralph Lauren Corp.                                                                   1,844
     89,273  Tapestry, Inc.                                                                       2,833
     58,072  Under Armour, Inc. "A"(a)                                                            1,472
     59,560  Under Armour, Inc. "C"(a)                                                            1,322
    100,750  V.F. Corp.                                                                           8,801
                                                                                             ----------
                                                                                                 54,656
                                                                                             ----------
             AUTO MANUFACTURERS (0.5%)
  1,212,549  Ford Motor Co.                                                                      12,405
    408,260  General Motors Co.                                                                  15,730
    107,427  PACCAR, Inc.                                                                         7,698
                                                                                             ----------
                                                                                                 35,833
                                                                                             ----------
             AUTO PARTS & EQUIPMENT (0.1%)
     79,428  Aptiv plc                                                                            6,420
     64,061  BorgWarner, Inc.                                                                     2,690
                                                                                             ----------
                                                                                                  9,110
                                                                                             ----------
             DISTRIBUTION/WHOLESALE (0.2%)
     62,534  Copart, Inc.(a)                                                                      4,674
    176,276  Fastenal Co.                                                                         5,745
     96,937  LKQ Corp.(a)                                                                         2,579
     13,890  W.W. Grainger, Inc.                                                                  3,726
                                                                                             ----------
                                                                                                 16,724
                                                                                             ----------
             HOME BUILDERS (0.1%)
    105,551  D.R. Horton, Inc.                                                                    4,553
     88,076  Lennar Corp. "A"                                                                     4,268
     78,537  PulteGroup, Inc.                                                                     2,483
                                                                                             ----------
                                                                                                 11,304
                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             HOME FURNISHINGS (0.1%)
     40,389  Leggett & Platt, Inc.                                                           $    1,550
     19,598  Whirlpool Corp.                                                                      2,790
                                                                                             ----------
                                                                                                  4,340
                                                                                             ----------
             HOUSEWARES (0.0%)
    119,803  Newell Brands, Inc.                                                                  1,847
                                                                                             ----------
             LEISURE TIME (0.2%)
    123,325  Carnival Corp.                                                                       5,741
     48,940  Harley-Davidson, Inc.                                                                1,754
     67,042  Norwegian Cruise Line Holdings Ltd.(a)                                               3,595
     53,241  Royal Caribbean Cruises Ltd.                                                         6,453
                                                                                             ----------
                                                                                                 17,543
                                                                                             ----------
             LODGING (0.4%)
     90,194  Hilton Worldwide Holdings, Inc.                                                      8,816
     85,488  Marriott International, Inc. "A"                                                    11,993
    157,102  MGM Resorts International                                                            4,488
     29,795  Wynn Resorts Ltd.                                                                    3,694
                                                                                             ----------
                                                                                                 28,991
                                                                                             ----------
             RETAIL (5.4%)
     22,070  Advance Auto Parts, Inc.                                                             3,402
      7,586  AutoZone, Inc.(a)                                                                    8,341
     72,103  Best Buy Co., Inc.                                                                   5,028
     51,418  CarMax, Inc.(a)                                                                      4,465
      7,550  Chipotle Mexican Grill, Inc.(a)                                                      5,533
    136,012  Costco Wholesale Corp.                                                              35,943
     38,070  Darden Restaurants, Inc.                                                             4,634
     79,927  Dollar General Corp.                                                                10,803
     73,282  Dollar Tree, Inc.(a)                                                                 7,870
     34,762  Foot Locker, Inc.                                                                    1,457
     65,551  Gap, Inc.                                                                            1,178
     45,361  Genuine Parts Co.                                                                    4,698
    340,287  Home Depot, Inc.                                                                    70,769
     49,660  Kohl's Corp.                                                                         2,361
     70,511  L Brands, Inc.                                                                       1,840
    242,146  Lowe's Companies, Inc.                                                              24,435
     94,858  Macy's, Inc.                                                                         2,036
    236,138  McDonald's Corp.                                                                    49,036
     33,013  Nordstrom, Inc.                                                                      1,052
     24,266  O'Reilly Automotive, Inc.(a)                                                         8,962
    113,648  Ross Stores, Inc.                                                                   11,265
    374,569  Starbucks Corp.                                                                     31,400

================================================================================

6  | USAA 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
    158,494  Target Corp.                                                                    $   13,727
     33,462  Tiffany & Co.                                                                        3,133
    375,107  TJX Companies, Inc.                                                                 19,836
     37,344  Tractor Supply Co.                                                                   4,063
     17,176  Ulta Beauty, Inc.(a)                                                                 5,958
    240,408  Walgreens Boots Alliance, Inc.                                                      13,143
    432,593  Walmart, Inc.(b)                                                                    47,797
     94,377  Yum! Brands, Inc.                                                                   10,445
                                                                                             ----------
                                                                                                414,610
                                                                                             ----------
             TEXTILES (0.0%)
     18,932  Mohawk Industries, Inc.(a)                                                           2,792
                                                                                             ----------
             TOYS/GAMES/HOBBIES (0.1%)
     35,683  Hasbro, Inc.                                                                         3,771
                                                                                             ----------
             Total Consumer, Cyclical                                                           632,073
                                                                                             ----------
             CONSUMER, NON-CYCLICAL (21.6%)
             ------------------------------
             AGRICULTURE (1.0%)
    578,674  Altria Group, Inc.                                                                  27,400
    173,669  Archer-Daniels-Midland Co.                                                           7,086
    481,203  Philip Morris International, Inc.                                                   37,789
                                                                                             ----------
                                                                                                 72,275
                                                                                             ----------
             BEVERAGES (1.8%)
     51,303  Brown-Forman Corp. "B"                                                               2,844
  1,187,430  Coca-Cola Co.                                                                       60,464
     51,720  Constellation Brands, Inc. "A"                                                      10,186
     57,790  Molson Coors Brewing Co. "B"                                                         3,236
    121,236  Monster Beverage Corp.(a)                                                            7,738
    433,536  PepsiCo, Inc.                                                                       56,850
                                                                                             ----------
                                                                                                141,318
                                                                                             ----------
             BIOTECHNOLOGY (2.0%)
     69,317  Alexion Pharmaceuticals, Inc.(a)                                                     9,079
    188,599  Amgen, Inc.                                                                         34,755
     59,955  Biogen, Inc.(a)                                                                     14,022
    218,071  Celgene Corp.(a)                                                                    20,159
    231,454  Corteva, Inc.(a)                                                                     6,844
    393,537  Gilead Sciences, Inc.(b)                                                            26,587
     45,457  Illumina, Inc.(a)                                                                   16,735
     55,306  Incyte Corp.(a)                                                                      4,699
     24,311  Regeneron Pharmaceuticals, Inc.(a)                                                   7,609
     79,175  Vertex Pharmaceuticals, Inc.(a)                                                     14,519
                                                                                             ----------
                                                                                                155,008
                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES (2.0%)
    134,566  Automatic Data Processing, Inc.                                                 $   22,248
     26,301  Cintas Corp.                                                                         6,241
     37,170  Equifax, Inc.                                                                        5,027
     26,649  FleetCor Technologies, Inc.(a)                                                       7,484
     27,942  Gartner, Inc.(a)                                                                     4,497
     48,281  Global Payments, Inc.                                                                7,731
     63,034  H&R Block, Inc.                                                                      1,847
    112,776  IHS Markit Ltd.(a)                                                                   7,186
     50,920  Moody's Corp.                                                                        9,945
    109,457  Nielsen Holdings plc                                                                 2,474
    363,318  PayPal Holdings, Inc.(a)                                                            41,585
     43,614  Quanta Services, Inc.                                                                1,666
     36,676  Robert Half International, Inc.                                                      2,091
     45,425  Rollins, Inc.                                                                        1,630
     76,106  S&P Global, Inc.                                                                    17,336
     50,518  Total System Services, Inc.                                                          6,480
     24,514  United Rentals, Inc.(a)                                                              3,251
     50,739  Verisk Analytics, Inc.                                                               7,431
                                                                                             ----------
                                                                                                156,150
                                                                                             ----------
             COSMETICS/PERSONAL CARE (1.5%)
    265,410  Colgate-Palmolive Co.                                                               19,022
     92,543  Coty, Inc. "A"                                                                       1,240
     67,805  Estee Lauder Companies, Inc. "A"                                                    12,416
    775,613  Procter & Gamble Co.(b)                                                             85,046
                                                                                             ----------
                                                                                                117,724
                                                                                             ----------
             FOOD (1.2%)
     59,530  Campbell Soup Co.                                                                    2,385
    149,523  Conagra Brands, Inc.                                                                 3,965
    185,344  General Mills, Inc.                                                                  9,734
     43,160  Hershey Co.                                                                          5,785
     84,161  Hormel Foods Corp.                                                                   3,412
     35,022  J.M. Smucker Co.                                                                     4,034
     77,281  Kellogg Co.                                                                          4,140
    193,136  Kraft Heinz Co.                                                                      5,995
    249,580  Kroger Co.                                                                           5,418
     45,098  Lamb Weston Holdings, Inc.                                                           2,858
     37,746  McCormick & Co., Inc.                                                                5,851
    444,917  Mondelez International, Inc. "A"                                                    23,981
    146,290  Sysco Corp.                                                                         10,346
     90,913  Tyson Foods, Inc. "A"                                                                7,340
                                                                                             ----------
                                                                                                 95,244
                                                                                             ----------

================================================================================

8  | USAA 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             HEALTHCARE-PRODUCTS (4.0%)
    545,501  Abbott Laboratories                                                             $   45,877
     13,886  Abiomed, Inc.(a)                                                                     3,617
     22,588  Align Technology, Inc.(a)                                                            6,182
    146,792  Baxter International, Inc.                                                          12,022
     83,409  Becton, Dickinson & Co.                                                             21,020
    429,972  Boston Scientific Corp.(a)                                                          18,480
     15,349  Cooper Companies, Inc.                                                               5,171
    194,793  Danaher Corp.                                                                       27,840
     72,055  Dentsply Sirona, Inc.                                                                4,205
     64,473  Edwards Lifesciences Corp.(a)                                                       11,911
     46,037  Henry Schein, Inc.(a)                                                                3,218
     82,381  Hologic, Inc.(a)                                                                     3,956
     26,658  IDEXX Laboratories, Inc.(a)                                                          7,340
     35,701  Intuitive Surgical, Inc.(a)                                                         18,727
    414,585  Medtronic plc                                                                       40,376
     44,551  ResMed, Inc.                                                                         5,437
     95,751  Stryker Corp.                                                                       19,684
     14,323  Teleflex, Inc.                                                                       4,743
    123,669  Thermo Fisher Scientific, Inc.                                                      36,319
     28,030  Varian Medical Systems, Inc.(a)                                                      3,816
     63,382  Zimmer Biomet Holdings, Inc.                                                         7,463
                                                                                             ----------
                                                                                                307,404
                                                                                             ----------
             HEALTHCARE-SERVICES (2.0%)
     79,558  Anthem, Inc.                                                                        22,452
    128,144  Centene Corp.(a)                                                                     6,720
     38,791  DaVita, Inc.(a)                                                                      2,182
     82,617  HCA Healthcare, Inc.                                                                11,167
     41,748  Humana, Inc.                                                                        11,076
     48,734  Iqvia Holdings, Inc.(a)                                                              7,841
     30,362  Laboratory Corp. of America Holdings(a)                                              5,249
     41,341  Quest Diagnostics, Inc.                                                              4,209
    293,925  UnitedHealth Group, Inc.                                                            71,721
     25,721  Universal Health Services, Inc. "B"                                                  3,354
     15,571  WellCare Health Plans, Inc.(a)                                                       4,439
                                                                                             ----------
                                                                                                150,410
                                                                                             ----------
             HOUSEHOLD PRODUCTS/WARES (0.4%)
     26,301  Avery Dennison Corp.                                                                 3,043
     76,393  Church & Dwight Co., Inc.                                                            5,581
     39,476  Clorox Co.                                                                           6,044
    106,447  Kimberly-Clark Corp.                                                                14,187
                                                                                             ----------
                                                                                                 28,855
                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (5.7%)
    457,153  AbbVie, Inc.                                                                    $   33,244
     95,301  Allergan plc                                                                        15,956
     48,206  AmerisourceBergen Corp.                                                              4,110
    505,895  Bristol-Myers Squibb Co.                                                            22,942
     91,777  Cardinal Health, Inc.                                                                4,323
    117,383  Cigna Corp.                                                                         18,494
    401,847  CVS Health Corp.                                                                    21,897
    267,200  Eli Lilly & Co.                                                                     29,603
    821,079  Johnson & Johnson                                                                  114,360
     58,699  McKesson Corp.                                                                       7,889
    796,194  Merck & Co., Inc.                                                                   66,761
    158,792  Mylan N.V.(a)                                                                        3,023
     53,617  Nektar Therapeutics(a)                                                               1,908
     38,495  Perrigo Co. plc                                                                      1,833
  1,716,894  Pfizer, Inc.(b)                                                                     74,376
    148,026  Zoetis, Inc.                                                                        16,799
                                                                                             ----------
                                                                                                437,518
                                                                                             ----------
             Total Consumer, Non-Cyclical                                                     1,661,906
                                                                                             ----------
             ENERGY (5.0%)
             ----------------
             OIL & GAS (4.1%)
    155,276  Anadarko Petroleum Corp.                                                            10,956
    115,527  Apache Corp.                                                                         3,347
    130,383  Cabot Oil & Gas Corp.                                                                2,994
    589,070  Chevron Corp.                                                                       73,304
     31,254  Cimarex Energy Co.                                                                   1,854
     62,256  Concho Resources, Inc.                                                               6,424
    349,369  ConocoPhillips                                                                      21,312
    127,881  Devon Energy Corp.                                                                   3,647
     48,067  Diamondback Energy, Inc.                                                             5,238
    179,447  EOG Resources, Inc.                                                                 16,717
  1,308,418  Exxon Mobil Corp.                                                                  100,264
     33,697  Helmerich & Payne, Inc.                                                              1,706
     78,405  Hess Corp.                                                                           4,984
     48,211  HollyFrontier Corp.                                                                  2,231
    252,122  Marathon Oil Corp.                                                                   3,583
    204,923  Marathon Petroleum Corp.                                                            11,451
    148,948  Noble Energy, Inc.                                                                   3,336
    231,732  Occidental Petroleum Corp.                                                          11,651
    129,205  Phillips 66                                                                         12,086
     52,191  Pioneer Natural Resources Co.                                                        8,030
    129,257  Valero Energy Corp.                                                                 11,066
                                                                                             ----------
                                                                                                316,181
                                                                                             ----------

================================================================================

10  | USAA 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             OIL & GAS SERVICES (0.5%)
    158,111  Baker Hughes, a GE Co.                                                          $    3,894
    271,080  Halliburton Co.                                                                      6,164
    120,515  National Oilwell Varco, Inc.                                                         2,679
    428,353  Schlumberger Ltd.                                                                   17,023
    130,847  TechnipFMC plc                                                                       3,394
                                                                                             ----------
                                                                                                 33,154
                                                                                             ----------
             PIPELINES (0.4%)
    601,992  Kinder Morgan, Inc.                                                                 12,570
    127,614  ONEOK, Inc.                                                                          8,781
    374,802  Williams Companies, Inc.                                                            10,509
                                                                                             ----------
                                                                                                 31,860
                                                                                             ----------
             Total Energy                                                                       381,195
                                                                                             ----------
             FINANCIAL (17.6%)
             -----------------
             BANKS (6.2%)
  2,734,624  Bank of America Corp.(b)                                                            79,304
    272,454  Bank of New York Mellon Corp.                                                       12,029
    236,939  BB&T Corp.                                                                          11,641
    715,170  Citigroup, Inc.                                                                     50,083
    141,793  Citizens Financial Group, Inc.                                                       5,014
     47,800  Comerica, Inc.                                                                       3,472
    225,048  Fifth Third Bancorp                                                                  6,279
     50,744  First Republic Bank                                                                  4,955
    105,215  Goldman Sachs Group, Inc.                                                           21,527
    322,372  Huntington Bancshares, Inc.                                                          4,455
  1,003,190  JPMorgan Chase & Co.(b)                                                            112,157
    310,681  KeyCorp                                                                              5,515
     42,268  M&T Bank Corp.                                                                       7,189
    395,416  Morgan Stanley                                                                      17,323
     67,263  Northern Trust Corp.(c)                                                              6,054
    139,699  PNC Financial Services Group, Inc.                                                  19,178
    313,449  Regions Financial Corp.                                                              4,683
    115,456  State Street Corp.                                                                   6,472
    137,317  SunTrust Banks, Inc.                                                                 8,630
     16,194  SVB Financial Group(a)                                                               3,637
    463,360  U.S. Bancorp                                                                        24,280
  1,250,957  Wells Fargo & Co.                                                                   59,195
     56,216  Zions Bancorp                                                                        2,585
                                                                                             ----------
                                                                                                475,657
                                                                                             ----------
             DIVERSIFIED FINANCIAL SERVICES (4.3%)
     16,050  Affiliated Managers Group, Inc.                                                      1,479

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
     14,036  Alliance Data Systems Corp.                                                     $    1,967
    211,724  American Express Co.                                                                26,135
     41,394  Ameriprise Financial, Inc.                                                           6,009
     36,793  BlackRock, Inc.                                                                     17,267
    145,232  Capital One Financial Corp.                                                         13,178
     34,550  CBOE Holdings, Inc.                                                                  3,580
    367,422  Charles Schwab Corp.                                                                14,767
    110,686  CME Group, Inc.                                                                     21,485
    100,117  Discover Financial Services                                                          7,768
     75,853  E*trade Financial Corp.                                                              3,383
     90,889  Franklin Resources, Inc.                                                             3,163
    174,327  Intercontinental Exchange, Inc.                                                     14,982
    124,733  Invesco Ltd.                                                                         2,552
     78,622  Jefferies Financial Group, Inc.                                                      1,512
    277,956  Mastercard, Inc. "A"                                                                73,528
     35,657  NASDAQ, Inc.                                                                         3,429
     39,093  Raymond James Financial, Inc.                                                        3,305
    196,139  Synchrony Financial                                                                  6,800
     73,231  T. Rowe Price Group, Inc.                                                            8,034
    537,737  Visa, Inc. "A"                                                                      93,324
    134,214  Western Union Co.                                                                    2,670
                                                                                             ----------
                                                                                                330,317
                                                                                             ----------
             INSURANCE (4.1%)
    230,130  AFLAC, Inc.                                                                         12,613
    103,016  Allstate Corp.                                                                      10,476
    268,989  American International Group, Inc.                                                  14,332
     74,361  Aon plc                                                                             14,350
     57,266  Arthur J. Gallagher & Co.                                                            5,016
     19,040  Assurant, Inc.                                                                       2,025
    599,226  Berkshire Hathaway, Inc. "B"(a)                                                    127,737
    141,565  Chubb Ltd.                                                                          20,851
     47,137  Cincinnati Financial Corp.                                                           4,887
     12,523  Everest Re Group Ltd.                                                                3,095
    111,831  Hartford Financial Services Group, Inc.                                              6,231
     62,912  Lincoln National Corp.                                                               4,055
     82,964  Loews Corp.                                                                          4,536
    158,117  Marsh & McLennan Companies, Inc.                                                    15,772
    293,767  MetLife, Inc.                                                                       14,591
     79,707  Principal Financial Group, Inc.                                                      4,617
    180,569  Progressive Corp.                                                                   14,433
    125,448  Prudential Financial, Inc.                                                          12,670
     31,350  Torchmark Corp.                                                                      2,805
     81,123  Travelers Companies, Inc.                                                           12,130

================================================================================

12  | USAA 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
     66,090  Unum Group                                                                      $    2,217
     40,053  Willis Towers Watson plc                                                             7,672
                                                                                             ----------
                                                                                                317,111
                                                                                             ----------
             REAL ESTATE (0.1%)
     97,202  CBRE Group, Inc. "A"(a)                                                              4,986
                                                                                             ----------
             REITS (2.9%)
     35,054  Alexandria Real Estate Equities, Inc.                                                4,946
    136,688  American Tower Corp.                                                                27,946
     46,297  Apartment Investment & Management Co. "A"                                            2,320
     43,143  AvalonBay Communities, Inc.                                                          8,766
     47,959  Boston Properties, Inc.                                                              6,187
    128,584  Crown Castle International Corp.                                                    16,761
     64,433  Digital Realty Trust, Inc.                                                           7,590
    110,630  Duke Realty Corp.                                                                    3,497
     26,000  Equinix, Inc.                                                                       13,112
    114,680  Equity Residential                                                                   8,707
     20,392  Essex Property Trust, Inc.                                                           5,953
     39,201  Extra Space Storage, Inc.                                                            4,159
     23,287  Federal Realty Investment Trust                                                      2,998
    147,132  HCP, Inc.                                                                            4,705
    227,894  Host Hotels & Resorts, Inc.                                                          4,152
     88,194  Iron Mountain, Inc.                                                                  2,760
    129,779  Kimco Realty Corp.                                                                   2,398
     32,545  Macerich Co.                                                                         1,090
     35,071  Mid-America Apartment Communities, Inc.                                              4,130
    195,087  ProLogis, Inc.                                                                      15,626
     46,431  Public Storage                                                                      11,058
     97,396  Realty Income Corp.                                                                  6,717
     51,584  Regency Centers Corp.                                                                3,443
     35,037  SBA Communications Corp.(a)                                                          7,878
     95,605  Simon Property Group, Inc.                                                          15,274
     26,365  SL Green Realty Corp.                                                                2,119
     87,348  UDR, Inc.                                                                            3,921
    114,295  Ventas, Inc.                                                                         7,812
     53,412  Vornado Realty Trust                                                                 3,424
    125,238  Welltower, Inc.                                                                     10,211
    229,914  Weyerhaeuser Co.                                                                     6,056
                                                                                             ----------
                                                                                                225,716
                                                                                             ----------
             SAVINGS & LOANS (0.0%)
    121,088  People's United Financial, Inc.                                                      2,032
                                                                                             ----------
             Total Financial                                                                  1,355,819
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             INDUSTRIAL (9.1%)
             -----------------
             AEROSPACE/DEFENSE (2.5%)
    124,183  Arconic, Inc.                                                                   $    3,206
    161,813  Boeing Co.                                                                          58,901
     83,941  General Dynamics Corp.                                                              15,262
     36,582  Harris Corp.(a)                                                                      6,919
     24,623  L3 Technologies, Inc.                                                                6,037
     75,996  Lockheed Martin Corp.                                                               27,628
     52,496  Northrop Grumman Corp.                                                              16,962
     86,111  Raytheon Co.                                                                        14,973
     15,117  TransDigm Group, Inc.(a)                                                             7,314
    250,786  United Technologies Corp.                                                           32,652
                                                                                             ----------
                                                                                                189,854
                                                                                             ----------
             BUILDING MATERIALS (0.3%)
     43,128  Fortune Brands Home & Security, Inc.                                                 2,464
    246,133  Johnson Controls International plc                                                  10,168
     19,410  Martin Marietta Materials, Inc.                                                      4,466
     90,685  Masco Corp.                                                                          3,558
     40,658  Vulcan Materials Co.                                                                 5,583
                                                                                             ----------
                                                                                                 26,239
                                                                                             ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     70,539  AMETEK, Inc.                                                                         6,408
    190,074  Emerson Electric Co.                                                                12,682
                                                                                             ----------
                                                                                                 19,090
                                                                                             ----------
             ELECTRONICS (1.3%)
     97,823  Agilent Technologies, Inc.                                                           7,304
     29,082  Allegion plc                                                                         3,215
     92,373  Amphenol Corp. "A"                                                                   8,862
     41,715  FLIR Systems, Inc.                                                                   2,257
     91,332  Fortive Corp.                                                                        7,445
     37,353  Garmin Ltd.                                                                          2,981
    224,951  Honeywell International, Inc.                                                       39,274
     58,401  Keysight Technologies, Inc.(a)                                                       5,245
      7,639  Mettler-Toledo International, Inc.(a)                                                6,417
     34,567  PerkinElmer, Inc.                                                                    3,330
    104,353  TE Connectivity Ltd.                                                                 9,995
     21,486  Waters Corp.(a)                                                                      4,625
                                                                                             ----------
                                                                                                100,950
                                                                                             ----------
             ENGINEERING & CONSTRUCTION (0.0%)
     35,454  Jacobs Engineering Group, Inc.                                                       2,992
                                                                                             ----------

================================================================================

14  | USAA 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             ENVIRONMENTAL CONTROL (0.3%)
     48,334  Pentair plc                                                                     $    1,798
     66,842  Republic Services, Inc.                                                              5,791
    120,739  Waste Management, Inc.                                                              13,930
                                                                                             ----------
                                                                                                 21,519
                                                                                             ----------
             HAND/MACHINE TOOLS (0.1%)
     17,125  Snap-on, Inc.                                                                        2,837
     46,960  Stanley Black & Decker, Inc.                                                         6,791
                                                                                             ----------
                                                                                                  9,628
                                                                                             ----------
             MACHINERY-CONSTRUCTION & MINING (0.3%)
    176,825  Caterpillar, Inc.                                                                   24,100
                                                                                             ----------
             MACHINERY-DIVERSIFIED (0.7%)
     44,882  Cummins, Inc.                                                                        7,690
     98,084  Deere & Co.                                                                         16,253
     45,144  Dover Corp.                                                                          4,523
     40,342  Flowserve Corp.                                                                      2,126
     36,481  Rockwell Automation, Inc.                                                            5,977
     32,076  Roper Technologies, Inc.                                                            11,748
     50,026  Wabtec Corp.                                                                         3,590
     55,953  Xylem, Inc.                                                                          4,680
                                                                                             ----------
                                                                                                 56,587
                                                                                             ----------
             MISCELLANEOUS MANUFACTURERS (1.4%)
    178,252  3M Co.                                                                              30,898
     43,889  A.O. Smith Corp.                                                                     2,070
    131,090  Eaton Corp. plc                                                                     10,917
  2,696,891  General Electric Co.                                                                28,318
     92,619  Illinois Tool Works, Inc.                                                           13,968
     74,582  Ingersoll-Rand plc                                                                   9,447
     39,546  Parker-Hannifin Corp.                                                                6,723
     72,277  Textron, Inc.                                                                        3,834
                                                                                             ----------
                                                                                                106,175
                                                                                             ----------
             PACKAGING & CONTAINERS (0.3%)
    499,846  Amcor plc(a)                                                                         5,743
    103,684  Ball Corp.                                                                           7,257
     29,124  Packaging Corp. of America                                                           2,776
     48,133  Sealed Air Corp.                                                                     2,059
     80,010  WestRock Co.                                                                         2,918
                                                                                             ----------
                                                                                                 20,753
                                                                                             ----------
             SHIPBUILDING (0.0%)
     12,790  Huntington Ingalls Industries, Inc.                                                  2,874
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             TRANSPORTATION (1.6%)
     42,076  C.H. Robinson Worldwide, Inc.                                                   $    3,549
    237,591  CSX Corp.                                                                           18,383
     53,443  Expeditors International of Washington, Inc.                                         4,054
     74,267  FedEx Corp.                                                                         12,194
     26,708  J.B. Hunt Transport Services, Inc.                                                   2,441
     31,177  Kansas City Southern                                                                 3,798
     82,370  Norfolk Southern Corp.                                                              16,419
    218,841  Union Pacific Corp.                                                                 37,008
    215,688  United Parcel Service, Inc. "B"                                                     22,274
                                                                                                120,120
                                                                                             ----------
             Total Industrial                                                                   700,881
                                                                                             ----------
             TECHNOLOGY (16.4%)
             ------------------
             COMPUTERS (5.1%)
    197,241  Accenture plc "A"                                                                   36,444
  1,351,752  Apple, Inc.(b)                                                                     267,539
    176,077  Cognizant Technology Solutions Corp. "A"                                            11,162
     82,620  DXC Technology Co.                                                                   4,556
     44,667  Fortinet, Inc.(a)                                                                    3,432
    414,397  Hewlett Packard Enterprise Co.                                                       6,195
    466,035  HP, Inc.                                                                             9,689
    274,042  International Business Machines Corp.                                               37,790
     76,061  NetApp, Inc.                                                                         4,693
     77,859  Seagate Technology plc                                                               3,669
     90,882  Western Digital Corp.                                                                4,321
                                                                                             ----------
                                                                                                389,490
                                                                                             ----------
             OFFICE/BUSINESS EQUIPMENT (0.0%)
     60,121  Xerox Corp.                                                                          2,129
                                                                                             ----------
             SEMICONDUCTORS (3.7%)
    274,250  Advanced Micro Devices, Inc.(a)                                                      8,329
    114,298  Analog Devices, Inc.                                                                12,901
    289,461  Applied Materials, Inc.                                                             13,000
    122,408  Broadcom, Inc.                                                                      35,236
  1,384,891  Intel Corp.                                                                         66,295
     10,929  IPG Photonics Corp.(a)                                                               1,686
     49,967  KLA-Tencor Corp.                                                                     5,906
     46,356  Lam Research Corp.                                                                   8,708
     84,190  Maxim Integrated Products, Inc.                                                      5,036
     73,573  Microchip Technology, Inc.                                                           6,379
    342,254  Micron Technology, Inc.(a)                                                          13,208
    188,333  NVIDIA Corp.                                                                        30,930
     36,859  Qorvo, Inc.(a)                                                                       2,455

================================================================================

16  | USAA 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
    375,949  QUALCOMM, Inc.                                                                  $   28,598
     53,605  Skyworks Solutions, Inc.                                                             4,142
    290,100  Texas Instruments, Inc.                                                             33,292
     78,497  Xilinx, Inc.                                                                         9,256
                                                                                             ----------
                                                                                                285,357
                                                                                             ----------
             SOFTWARE (7.6%)
    236,892  Activision Blizzard, Inc.                                                           11,181
    150,875  Adobe Systems, Inc.(a)                                                              44,455
     50,905  Akamai Technologies, Inc.(a)                                                         4,080
     26,049  ANSYS, Inc.(a)                                                                       5,335
     67,897  Autodesk, Inc.(a)                                                                   11,060
     35,951  Broadridge Financial Solutions, Inc.                                                 4,590
     87,029  Cadence Design Systems, Inc.(a)                                                      6,163
    100,656  Cerner Corp.                                                                         7,378
     38,532  Citrix Systems, Inc.                                                                 3,782
     91,718  Electronic Arts, Inc.(a)                                                             9,287
    100,138  Fidelity National Information Services, Inc.                                        12,285
    121,359  Fiserv, Inc.(a)                                                                     11,063
     80,159  Intuit, Inc.                                                                        20,948
     23,766  Jack Henry & Associates, Inc.                                                        3,183
  2,369,683  Microsoft Corp.(b)                                                                 317,443
     26,192  MSCI, Inc.                                                                           6,254
    750,343  Oracle Corp.                                                                        42,747
     98,997  Paychex, Inc.                                                                        8,146
     54,957  Red Hat, Inc.(a)                                                                    10,319
    240,121  salesforce.com, Inc.(a)                                                             36,434
     46,490  Synopsys, Inc.(a)                                                                    5,983
     34,906  Take-Two Interactive Software, Inc.(a)                                               3,963
                                                                                             ----------
                                                                                                586,079
                                                                                             ----------
             Total Technology                                                                 1,263,055
                                                                                             ----------
             UTILITIES (3.2%)
             ----------------
             ELECTRIC (3.0%)
    203,963  AES Corp.                                                                            3,418
     72,623  Alliant Energy Corp.                                                                 3,564
     76,004  Ameren Corp.                                                                         5,709
    152,544  American Electric Power Co., Inc.                                                   13,425
    156,043  CenterPoint Energy, Inc.                                                             4,468
     88,134  CMS Energy Corp.                                                                     5,104
    101,139  Consolidated Edison, Inc.                                                            8,868
    248,091  Dominion Energy, Inc.                                                               19,182
     56,588  DTE Energy Co.                                                                       7,236
    225,189  Duke Energy Corp.                                                                   19,871

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
    101,168  Edison International                                                            $    6,820
     58,882  Entergy Corp.                                                                        6,061
     75,535  Evergy, Inc.                                                                         4,543
     99,254  Eversource Energy                                                                    7,519
    300,268  Exelon Corp.                                                                        14,395
    156,265  FirstEnergy Corp.                                                                    6,690
    148,078  NextEra Energy, Inc.                                                                30,335
     82,820  NRG Energy, Inc.                                                                     2,909
     34,531  Pinnacle West Capital Corp.                                                          3,249
    223,634  PPL Corp.                                                                            6,935
    156,489  Public Service Enterprise Group, Inc.                                                9,205
     84,848  Sempra Energy                                                                       11,661
    321,905  Southern Co.                                                                        17,795
     97,742  WEC Energy Group, Inc.                                                               8,149
    159,198  Xcel Energy, Inc.                                                                    9,471
                                                                                             ----------
                                                                                                236,582
                                                                                             ----------
             GAS (0.1%)
     35,996  Atmos Energy Corp.                                                                   3,800
    114,726  NiSource, Inc.                                                                       3,304
                                                                                             ----------
                                                                                                  7,104
                                                                                             ----------
             WATER (0.1%)
     55,658  American Water Works Co., Inc.                                                       6,456
                                                                                             ----------
             Total Utilities                                                                    250,142
                                                                                             ----------
             Total Common Stocks (Cost: $3,245,643)                                           7,553,016
                                                                                             ----------

             MONEY MARKET INSTRUMENTS (2.1%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.9%)
143,488,400  Northern Institutional Funds - U.S. Government
               Portfolio, 2.24%(d),(e)                                                          143,489
                                                                                             ----------

================================================================================

18  | USAA 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                                 COUPON                     VALUE
(000)        SECURITY                                                   RATE       MATURITY       (000)
-------------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (0.2%)

             BILLS
$    12,955  U.S. Treasury Bills(f),(g)                                 2.47%      7/18/19   $   12,941
                                                                                             ----------
             Total Money Market Instruments (Cost: $156,430)                                    156,430
                                                                                             ----------

             TOTAL INVESTMENTS (COST: $3,402,073)                                            $7,709,446
                                                                                             ==========

-------------------------------------------------------------------------------------------------------
                                                                                             UNREALIZED
                                                           NOTIONAL        CONTRACT       APPRECIATION/
NUMBER OF                              EXPIRATION           AMOUNT          VALUE        (DEPRECIATION)
CONTRACTS                                 DATE              (000)           (000)                 (000)
-------------------------------------------------------------------------------------------------------
             FUTURES (2.1%)

             LONG FUTURES

             EQUITY CONTRACTS
      1,107  E-mini S&P 500 Index
               Futures                 9/20/2019           160,135   USD   $162,961              $2,826
                                                                           --------              ======
             TOTAL FUTURES                                                 $162,961              $2,826
                                                                           ========              ======

-------------------------------------------------------------------------------------------------------
($ in 000s)                                    VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
ASSETS                                       LEVEL 1           LEVEL 2         LEVEL 3            TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common stocks                           $7,553,016           $     -              $-       $7,553,016

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                       143,489                 -               -          143,489
  U.S. Treasury Securities                         -            12,941               -           12,941

Futures(1)                                     2,826                 -               -            2,826
-------------------------------------------------------------------------------------------------------
Total                                     $7,699,331           $12,941              $-       $7,712,272
-------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   REITS Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o  SPECIFIC NOTES

   (a) Non-income-producing security.

   (b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2019.

   (c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
       (NTI), which is the subadviser of the Fund.

   (d) Rate represents the money market fund annualized seven-day yield at June 30, 2019.

================================================================================

20  | USAA 500 INDEX FUND

================================================================================

   (e) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds - U.S. Government Portfolio.

   (f) Rate represents an annualized yield at time of purchase, not a coupon rate.

   (g) Security with a value of $12,941,000 is segregated as collateral for initial margin requirements on open futures contracts.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (cost of $3,402,073)                                                             $7,709,446
   Receivables:
      Capital shares sold                                                                   2,177
      USAA Asset Management Company (Note 7)                                                  167
      Dividends and interest                                                                6,499
      Other                                                                                    20
   Variation margin on futures contracts                                                      734
                                                                                       ----------
      Total assets                                                                      7,719,043
                                                                                       ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                              20,341
   Accrued management fees                                                                    631
   Accrued transfer agent's fees                                                               97
   Other accrued expenses and payables                                                        122
                                                                                       ----------
      Total liabilities                                                                    21,191
                                                                                       ----------
            Net assets applicable to capital shares outstanding                        $7,697,852
                                                                                       ----------
NET ASSETS CONSIST OF:
   Paid-in capital                                                                     $3,342,501
   Distributable earnings                                                               4,355,351
                                                                                       ----------
            Net assets applicable to capital shares outstanding                        $7,697,852
                                                                                       ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $3,435,112/83,077 capital shares
         outstanding, no par value)                                                    $    41.35
                                                                                       ==========
      Reward Shares (net assets of $4,262,740/103,052 capital shares
         outstanding, no par value)                                                    $    41.37
                                                                                       ==========

See accompanying notes to financial statements.

================================================================================

22  | USAA 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                           $   73,829
   Interest                                                                                 1,710
   Other (Note 7)                                                                               3
   Securities lending (net)                                                                   175
                                                                                       ----------
      Total income                                                                         75,717
                                                                                       ----------
EXPENSES
   Management fees                                                                          3,637
   Administration and servicing fees:
      Member Shares                                                                           981
      Reward Shares                                                                         1,202
   Transfer agent's fees:
      Member Shares                                                                         1,395
      Reward Shares                                                                           168
   Custody and accounting fees:
      Member Shares                                                                            22
      Reward Shares                                                                            25
   Postage:
      Member Shares                                                                            77
      Reward Shares                                                                            13
   Shareholder reporting fees:
      Member Shares                                                                            30
      Reward Shares                                                                             6
   Trustees' fees                                                                              18
   Registration fees:
      Member Shares                                                                            50
      Reward Shares                                                                            44
   Professional fees                                                                          106
   Other                                                                                       74
                                                                                       ----------
         Total expenses                                                                     7,848

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

   Expenses reimbursed:
      Member Shares                                                                    $     (208)
      Reward Shares                                                                          (577)
                                                                                       ----------
         Net expenses                                                                       7,063
                                                                                       ----------
NET INVESTMENT INCOME                                                                      68,654
                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                          15,556
      Futures transactions                                                                 16,121
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                       1,100,464
      Futures contracts                                                                     8,027
                                                                                       ----------
         Net realized and unrealized gain                                               1,140,168
                                                                                       ----------
      Increase in net assets resulting from operations                                 $1,208,822
                                                                                       ==========

See accompanying notes to financial statements.

================================================================================

24  | USAA 500 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited), and year ended December 31,
2018

-------------------------------------------------------------------------------------------------

                                                                       6/30/2019       12/31/2018
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $   68,654       $  128,996
   Net realized gain on investments                                       15,556          103,477
   Net realized gain (loss) on futures transactions                       16,121           (6,013)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                      1,100,464         (535,048)
      Futures contracts                                                    8,027           (5,837)
                                                                      ---------------------------
      Increase (decrease) in net assets resulting from operations      1,208,822         (314,425)
                                                                      ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM DISTRIBUTABLE EARNINGS:
   Member Shares                                                         (28,869)         (88,990)
   Reward Shares                                                         (37,413)        (110,893)
                                                                      ---------------------------
      Distributions to shareholders                                      (66,282)        (199,883)
                                                                      ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                         (37,784)        (106,262)
   Reward Shares                                                          28,356          263,209
                                                                      ---------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                       (9,428)         156,947
                                                                      ---------------------------
   Capital contribution from USAA Transfer Agency Company                      -               15
                                                                      ---------------------------
   Net increase (decrease) in net assets                               1,133,112         (357,346)

NET ASSETS
   Beginning of period                                                 6,564,740        6,922,086
                                                                      ---------------------------
   End of period                                                      $7,697,852       $6,564,740
                                                                      ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA S&P 500 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index. The S&P 500 Index emphasizes stocks of large U.S. companies. Prior to July 1, 2019, USAA Asset Management Company (the Manager), an affiliate of the Fund, retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

26  | USAA 500 INDEX FUND

================================================================================

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the
Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John
C. Walters, to serve as an Independent Trustee. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

       official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    3. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6. Repurchase agreements are valued at cost.

================================================================================

28  | USAA 500 INDEX FUND

================================================================================

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2019, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices

================================================================================

30  | USAA 500 INDEX FUND

================================================================================

    moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2019* (IN THOUSANDS)

                                                         ASSET DERIVATIVES
    ------------------------------------------------------------------------------------------------
                             STATEMENT OF
    DERIVATIVES NOT          ASSETS AND                                        FOREIGN
    ACCOUNTED FOR AS         LIABILITIES      INTEREST RATE     EQUITY        EXCHANGE
    HEDGING INSTRUMENTS      LOCATION           CONTRACTS      CONTRACTS      CONTRACTS      TOTAL
    ------------------------------------------------------------------------------------------------
    USAA S&P 500             Distributable         $-           $2,826**         $-         $2,826**
     Index Fund               earnings

     *For open derivative instruments as of June 30, 2019, see the Portfolio of Investments.

    **Includes cumulative appreciation/(depreciation) of futures as reported on the Notes to Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 (IN THOUSANDS)

                                                    NET REALIZED GAIN (LOSS)
    --------------------------------------------------------------------------------------------------
    DERIVATIVES NOT          STATEMENT OF                                         FOREIGN
    ACCOUNTED FOR AS         OPERATIONS            INTEREST RATE    EQUITY        EXCHANGE
    HEDGING INSTRUMENTS      LOCATION                CONTRACTS     CONTRACTS     CONTRACTS      TOTAL
    --------------------------------------------------------------------------------------------------
    USAA S&P 500             Net realized               $-         $16,121          $-         $16,121
     Fund                     gain on Futures
                              transactions

                                     NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    --------------------------------------------------------------------------------------------------
    DERIVATIVES NOT          STATEMENT OF                                          FOREIGN
    ACCOUNTED FOR AS         OPERATIONS          INTEREST RATE       EQUITY        EXCHANGE
    HEDGING INSTRUMENTS      LOCATION              CONTRACTS       CONTRACTS      CONTRACTS     TOTAL
    --------------------------------------------------------------------------------------------------
    USAA S&P 500             Change in                $-            $8,027           $-        $8,027
     Fund                     net unrealized
                              appreciation/
                              (depreciation)
                              of Futures
                              contracts

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

32  | USAA 500 INDEX FUND

================================================================================

affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points. For the six-month period ended June 30, 2019, the Fund paid CAPCO facility fees of $31,000, which represents 8.9% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

As of June 30, 2019, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                 GROSS              GROSS         NET UNREALIZED
                               UNREALIZED         UNREALIZED       APPRECIATION/
FUND                          APPRECIATION       DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------
USAA S&P 500 Index Fund      $4,459,755,000      $152,382,000     $4,307,373,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2019, were $87,327,000 and $88,301,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of

================================================================================

34  | USAA 500 INDEX FUND

================================================================================

Investments and Financial Statements while non-cash collateral is not included. At June 30, 2019, the Fund had no securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2019, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                   SIX-MONTH PERIOD ENDED        YEAR ENDED
                                        JUNE 30, 2019         DECEMBER 31, 2018
    ----------------------------------------------------------------------------
                                   SHARES       AMOUNT      SHARES        AMOUNT
                                   ---------------------------------------------
    MEMBER SHARES:
    Shares sold                     6,510    $ 255,931      14,167     $ 551,000
    Shares issued from
     reinvested dividends             711       28,478       2,341        87,909
    Shares redeemed                (8,119)    (322,193)    (19,008)     (745,171)
                                   ---------------------------------------------
    Net decrease from capital
     share transactions              (898)   $ (37,784)     (2,500)    $(106,262)
                                   =============================================
    REWARD SHARES:
    Shares sold                     5,295    $ 210,439      15,303     $ 600,865
    Shares issued from
     reinvested dividends             892       35,754       2,831       106,388
    Shares redeemed                (5,491)    (217,837)    (11,444)     (444,044)
                                   ---------------------------------------------
    Net increase from capital
     share transactions               696    $  28,356       6,690     $ 263,209
                                   =============================================

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. For the six-month period ended June 30, 2019, the Fund incurred management fees, paid or payable to the Manager, of $3,637,000. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). This arrangement provides for monthly fees that are paid by the Manager.

The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2019, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to NTI, of $331,000.

NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2019, NTI remitted $3,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

NTI is a subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average daily net assets for the fiscal year. For the six-month period

================================================================================

36  | USAA 500 INDEX FUND

================================================================================

ended June 30, 2019, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $981,000 and $1,202,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2019, the Fund reimbursed the Manager $29,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations. PLEASE REFER TO THE SUBSEQUENT
EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

EXPENSE LIMITATION - The Manager agreed through April 30, 2020, to limit the total annual operating expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2020, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2019, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $208,000 and $577,000, respectively, of which $167,000 was receivable from the Manager.

In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2019, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $19,000 and $23,000, respectively.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. SAS pays a portion of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended June 30, 2019, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,395,000 and $168,000, respectively. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to the Member Shares to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

The Fund's Reward Shares is one of 16 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual or semiannual reports may be viewed at usaa.com. As of June 30, 2019, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
------------------------------------------------------------------------------
Target Retirement Income                                              0.0*
Target Retirement 2020                                                0.1
Target Retirement 2030                                                0.5
Target Retirement 2040                                                0.6
Target Retirement 2050                                                0.4
Target Retirement 2060                                                0.0*

*Represents less than 0.1%

================================================================================

38  | USAA 500 INDEX FUND

================================================================================

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager has determined there is no significant impact on the Fund's financial statements and various filings.

(10) RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

ASU 2018-13, FAIR VALUE MEASUREMENT
-----------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of ASU 2018-13 guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value, and transfers between levels of the fair value hierarchy.

(11) SUBSEQUENT EVENT NOTE

As previously announced, and as discussed in Note 1 to the Financial Statements, effective July 1, 2019, AMCO, the prior investment adviser to the Fund, and SAS, the prior transfer agent to the Fund, were acquired by Victory Holdings. PLEASE SEE THE SUPPLEMENT DATED JULY 1, 2019 TO THE FUND'S PROSPECTUS FOR ADDITIONAL IMPORTANT INFORMATION.

Effective July 1, 2019, Victory Capital's internal investment team, Victory Solutions, began managing the Fund's assets. NTI no longer serves as a sub-adviser to the Fund.

Effective July 1, 2019, the following changes were made to: (1) the Fund's name,
(2) the Fund's investment objective, (3) the index tracked by the Fund, and
(4) the Fund's principal investment strategy:

---------------------------------------------------------------------------------------
                      PRIOR TO JULY 1, 2019                 EFFECTIVE JULY 1, 2019
---------------------------------------------------------------------------------------
FUND NAME     USAA S&P 500 Index Fund               USAA 500 Index Fund
---------------------------------------------------------------------------------------
INVESTMENT    To match, before fees and expenses,   To match, before fees and expenses,
OBJECTIVE     the performance of the stocks         the performance of the stocks
              composing the S&P 500 Index.          composing the Victory US Large
                                                    Cap 500 Index.
---------------------------------------------------------------------------------------
UNDERLYING    S&P 500 Index                         Victory US Large Cap 500 Index
INDEX                                               (custom index)
---------------------------------------------------------------------------------------
PRINCIPAL     The Fund's principal investment       The Fund's principal investment
INVESTMENT    strategy is, under normal market      strategy is, under normal market
STRATEGY      conditions, to invest at least 80%    conditions, to invest at least 80%
              of the Fund's assets in the common    of the Fund's assets in the common
              stocks of companies composing         stocks of companies composing
              the S&P 500 Index. This strategy      the Victory US Large Cap 500
              may be changed upon 60 days'          Index. This strategy may be changed
              written notice to shareholders.       upon 60 days' written notice to
                                                    shareholders.
---------------------------------------------------------------------------------------

================================================================================

40  | USAA 500 INDEX FUND

================================================================================

Effective July 1, 2019, Victory Capital is the new investment adviser and administrator to the USAA Mutual Funds; SAS was renamed Victory Capital Transfer Agency, Inc.; Victory Capital Advisers, Inc. is the new distributor to the USAA Mutual Funds; Citi Fund Services of Ohio, Inc. serves as sub-administrator and sub-fund accountant for the USAA Mutual Funds; and FIS Investor Services LLC serve as sub-transfer agent and dividend disbursing agent for the USAA Mutual Funds. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, Victory Capital added new portfolio managers from one or more investment teams employed by Victory Capital to serve as additional portfolio managers, or replace current portfolio managers, to manage all or a portion of the Fund according to each team's own investment process.

Effective July 1, 2019, under the investment advisory agreement with Victory Capital, which took effect on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Effective July 1, 2019, the line of credit (as discussed in the Notes to the Financial Statements in this semiannual report) among the Trust, with respect to its Funds, and CAPCO terminated; the Trust, with respect to its Funds, along with series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, entered into a 364 day committed credit facility and a 364 day uncommitted, demand credit facility with Citibank, N.A. (Citibank). Each such credit facility may be renewed if so agreed by the parties. Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2017 (the IFL Order), permitting the establishment and operation of an Interfund Lending Facility (the Facility). The Facility allows each Fund to directly lend and borrow money to or from certain other affiliated Funds relying upon the IFL Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the IFL Order, by averaging the current repurchase agreement rate and the current bank loan rate.

Effective July 1, 2019, the Trust entered into an Agreement to Provide Compliance ("Compliance Agreement") with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. This agreement replaces an arrangement in place with AMCO previously.

================================================================================

42  | USAA 500 INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

MEMBER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                             JUNE 30,                            YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------------------
                               2019           2018          2017          2016          2015           2014
                           --------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    35.22   $    38.00    $    31.81    $    29.18    $    29.41     $    26.39
                           --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .36          .68           .59           .58           .56            .49
  Net realized and
    unrealized gain (loss)       6.12        (2.40)         6.21          2.80          (.24)          3.01
                           --------------------------------------------------------------------------------
Total from investment
  operations                     6.48        (1.72)         6.80          3.38           .32           3.50
                           --------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.35)        (.66)         (.59)         (.61)         (.52)          (.48)
  Realized capital gains            -         (.40)         (.02)         (.14)         (.03)            -
                           --------------------------------------------------------------------------------
Total distributions              (.35)       (1.06)         (.61)         (.75)         (.55)          (.48)
                           --------------------------------------------------------------------------------
Net asset value at
  end of period            $    41.35   $    35.22    $    38.00    $    31.81    $    29.18     $    29.41
                           ================================================================================
Total return (%)*               18.42        (4.65)        21.53         11.70          1.13          13.38
Net assets at end of
  period (000)             $3,435,112   $2,957,995    $3,285,829    $2,962,450    $2,777,361     $2,761,616
Ratios to average daily
  net assets:**
  Expenses (%)(b)                 .25(a)       .25           .25           .25           .25            .25
  Expenses, excluding
    reimbursements (%)(b)         .26(a)       .26           .27           .28           .28            .28
  Net investment
    income (%)                   1.83(a)      1.75          1.71          1.95          1.88           1.76
Portfolio turnover (%)              1            4             3             4             4              3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $3,303,996,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  43

================================================================================

REWARD SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                             JUNE 30,                            YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------------------
                                 2019         2018          2017          2016          2015           2014
                           --------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    35.24   $    38.01    $    31.82    $    29.19    $    29.42     $    26.39
                           --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .38          .71           .61           .60           .59            .51
  Net realized and
    unrealized gain (loss)       6.11        (2.38)         6.22          2.81          (.24)          3.03
                           --------------------------------------------------------------------------------
Total from investment
  operations                     6.49        (1.67)         6.83          3.41           .35           3.54
                           --------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.36)        (.70)         (.62)         (.64)         (.55)          (.51)
  Realized capital gains            -         (.40)         (.02)         (.14)         (.03)             -
                           --------------------------------------------------------------------------------
Total distributions              (.36)       (1.10)         (.64)         (.78)         (.58)          (.51)
                           --------------------------------------------------------------------------------
Net asset value at
  end of period            $    41.37   $    35.24    $    38.01    $    31.82    $    29.19     $    29.42
                           ================================================================================
Total return (%)*               18.46        (4.53)        21.64         11.79          1.23          13.53
Net assets at end of
  period (000)             $4,262,740   $3,606,745    $3,636,257    $3,010,831    $2,613,832     $2,306,656
Ratios to average daily
  net assets:**
  Expenses (%)(a)                 .15(b)       .15           .15           .15           .15            .15
  Expenses, excluding
    reimbursements (%)(a)         .18(b)       .18           .18           .18           .18            .18
  Net investment
    income (%)                   1.93(b)      1.85          1.81          2.04          1.99           1.86
Portfolio turnover (%)              1            4             3             4             4              3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $4,054,744,000.
(a) Does not include acquired fund fess, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2019, through June 30, 2019.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING                ENDING             DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE        JANUARY 1, 2019 -
                                       JANUARY 1, 2019         JUNE 30, 2019          JUNE 30, 2019
                                       --------------------------------------------------------------
MEMBER SHARES
Actual                                    $1,000.00             $1,184.20                 $1.35

Hypothetical
 (5% return before expenses)               1,000.00              1,023.55                  1.25

REWARD SHARES
Actual                                     1,000.00              1,184.60                  0.81

Hypothetical
 (5% return before expenses)               1,000.00              1,024.05                  0.75

*Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member
 Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 18.42% for Member Shares and 18.46% for Reward Shares for the six-month period of January 1, 2019, through June 30, 2019.

================================================================================

46  | USAA 500 INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND VICTORY CAPITAL MANAGEMENT INC.)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the (i) new investment advisory agreement between the Trust and Victory Capital and (ii) new investment subadvisory agreements between certain subadvisers and Victory Capital, which became effective on July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting held on January 15, 2019, the USAA Mutual Funds Trust's ("Trust") Board of Trustees ("Board"), including those Trustees who are not parties to any investment advisory or management agreement between USAA Asset Management Company ("AMCO") and the Trust ("Existing Management Agreements") or the new Investment Advisory Agreement between the Trust and Victory Capital Management Inc. ("Victory Capital") (the "New Advisory Agreement") or "interested persons" (as that term is defined in the Investment Company Act of 1940 Act, as amended ("1940 Act")) of such parties or the Trust (the "Independent Trustees"), considered and unanimously approved the New Advisory Agreement between the Trust, on behalf of each of its series (each a "Fund" and together the "Funds"), and Victory Capital, and, as applicable, new Investment Subadvisory Agreements between Victory Capital and each investment subadviser ("New Subadvisory Agreements," and together with the New Advisory Agreement, the "New Agreements"), as listed below. The Board also determined to recommend that shareholders of each Fund approve the New Advisory Agreement. Shareholder approval is not required for the New Subadvisory Agreements. The Independent Trustees reviewed the proposed approval of the New Agreements in private sessions with their independent legal counsel at which no representatives of Victory Capital or AMCO were present.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

BACKGROUND FOR THE BOARD APPROVALS

At a telephonic meeting of the Board held on November 5, 2018, representatives of USAA and AMCO informed the Board that USAA's subsidiary, USAA Investment Corporation, would enter into a stock purchase agreement with Victory Capital Holdings, Inc. ("Victory Holdings") pursuant to which Victory Holdings would acquire all of the outstanding stock of AMCO and USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA Transfer Agent") (the "Transaction"). The Independent Trustees were advised that the Transaction, if completed, would constitute an "assignment" (as that term is defined in Section 2(a)(4) of the 1940 Act) and result in the automatic termination of the Existing Management Agreements ("Change of Control Event"). The Independent Trustees also were advised that it was proposed that Victory Capital, a subsidiary of Victory Holdings, would serve as the investment adviser to each Fund after the closing of the Transaction ("Post-Transaction") and that the Board would be asked to consider approval of the terms and conditions of the New Advisory Agreement with Victory Capital and thereafter to submit the New Advisory Agreement to each Fund's shareholders for approval. Because the Change of Control Event also would result in the termination of each existing subadvisory agreement between AMCO and the subadvisers to the Funds ("Existing Subadvisory Agreements"), the Independent Trustees were advised that the Board would also be asked to approve the New Subadvisory Agreements.

In anticipation of the Transaction, the Trustees met at a series of subsequent in-person meetings on November 27-28, 2018, January 7-8, 2019, and January 14-15, 2019, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of each Fund and its respective shareholders to approve the New Agreements; and the anticipated impacts of the Transaction on the Funds and their shareholders (each, a "Meeting"). During each of these Meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. In this connection, the Independent Trustees worked with their independent

================================================================================

48  | USAA 500 INDEX FUND

================================================================================

legal counsel to prepare formal due diligence requests (the "Diligence Requests") that were submitted to Victory Capital, Victory Capital Advisers, Inc. ("VCA"), and the subadvisers. The Diligence Requests sought information relevant to the Board's consideration of the New Advisory Agreement, the New Subadvisory Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Funds and their shareholders. Victory Capital, VCA, and the subadvisers provided documents and information in response to the Diligence Requests (the "Response Materials"). Following their review of the Response Materials, the Independent Trustees submitted a supplemental due diligence request for additional and clarifying information (the "Supplemental Diligence Request") to Victory Capital and VCA. Victory Capital and VCA provided further information in response to the Supplemental Diligence Request, which the Board reviewed. Senior management representatives of Victory Capital and/or AMCO participated in a portion of each Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel and counsel to the Funds, who advised them on, among other things, their duties and obligations relating to their consideration of the New Agreements.

The Board's evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Management Agreements and Existing Subadvisory Agreements at an in-person meeting of the Board on April 18, 2018 (the "2018 15(c) Meeting") and at other subsequent Board meetings in 2018. The Board's evaluation of the New Agreements also reflected the knowledge gained as Board members of the Funds with respect to services provided by AMCO, its affiliates, and each subadviser to the Funds.

The Board's approvals and recommendations were based on its determination, within its business judgment, that it would be in the best interests of each Fund and its respective shareholders, for Victory Capital and, as applicable, the subadvisers, to provide investment advisory, investment subadvisory, and related services to the Funds, following the closing of the Transaction.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

FACTORS CONSIDERED IN APPROVING THE NEW ADVISORY AGREEMENT

In connection with the Board's consideration of the New Advisory Agreement, Victory Capital and AMCO advised the Board about a variety of matters, including the following:

    o The nature, extent, and quality of the services to be provided to the Funds by Victory Capital Post-Transaction are expected to be of at least the same level as the services currently provided to the Funds by AMCO.

    o Victory Capital's stated commitment to maintaining and enhancing the USAA member/USAA Fund shareholder experience, including creating a dedicated USAA Fund sales and client service call center that will provide ongoing client service and advice to existing and new USAA members.

    o Victory Capital proposes to: (1) replace the underlying indexes for the USAA Extended Market Index Fund and USAA S&P 500 Index Fund with indexes designed to provide shareholders with comparable exposure and investment outcomes; (2) change the USAA Extended Market Index Fund's and USAA S&P 500 Index Fund's investment objectives and strategies in light of the changes to their underlying indexes; and (3) change the name of the USAA S&P 500 Index Fund to the USAA 500 Index Fund.

    o Victory Capital does not propose changes to the investment objective(s) of any other Funds. Although the investment processes used by Victory Capital's portfolio managers may differ from those used by AMCO's portfolio managers or, if applicable, any subadviser's portfolio managers, such differences are not currently expected to result in changes to the principal investment strategies or principal investment risks of the Funds.

    o The New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees (except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment).

================================================================================

50  | USAA 500 INDEX FUND

================================================================================

        For at least two years after the Transaction closes, Victory Capital has agreed to waive fees and/or reimburse expenses so that each Fund's annual expense ratio (excluding certain customary items) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to the Fund's advisory fee.

    o The portfolio managers at AMCO that manage the Fixed Income Funds(1) as well as the USAA's Global Multi-Asset team servicing the Cornerstone Funds(2), Target Retirement Funds(3), Global Managed Volatility Fund, Managed Allocation Fund, and Target Managed Allocation Fund, are expected to continue to do so Post-Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. Post-Transaction, the investment teams for the Funds, other than the Fixed Income Funds, will be replaced or augmented.

    o With the exception of the USAA S&P 500 Index Fund, USAA Extended Market Index Fund, and USAA Nasdaq-100 Index Fund, which will be advised by Victory Capital through its Victory Solutions platform, Victory Capital proposes that the same subadvisers be retained Post-Transaction, although Victory Capital may change the allocation to a particular subadviser Post-Transaction. No changes are expected to the portfolio managers of the subadvisers who will serve as subadvisers Post-Transaction.

(1)The Fixed Income Funds include the following Funds: California Bond Fund, Government Securities Fund, High Income Fund, Income Fund, Intermediate-Term Bond Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Long-Term Fund, New York Bond Fund, Short-Term Bond Fund, Tax Exempt Short-Term Fund, Ultra Short-Term Bond Fund, Virginia Bond Fund, Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Trust.

(2)The Cornerstone Funds include the following Funds: Cornerstone Aggressive Fund, Cornerstone Conservative Fund, Cornerstone Equity Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, and Cornerstone Moderately Conservative Fund.

(3)The Target Retirement Funds include the following Funds: Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and Target Retirement Income Fund.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

    o VCA's distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale.

    o The experience of Victory Capital in acquiring and integrating investments in investment management companies and its plans to transition and integrate AMCO's and USAA Transfer Agent's businesses to Victory Capital. Victory Capital and USAA expect to enter into a transition services agreement under which USAA will continue to provide Victory Capital with certain services that are currently provided by USAA to AMCO and the USAA Transfer Agent for a specified period of time after the closing of the Transaction to assist Victory Capital in transitioning the USAA member distribution channel and member support services.

    o Pursuant to a transitional trademark license agreement with USAA, Victory Capital and the Funds will have a non-exclusive license, subject to certain restrictions and limitations, to continue using certain licensed marks including "USAA," "United Services Automobile Association," and the USAA Logo in connection with their asset management and transfer agency businesses for a period of three years following the closing of the Transaction, which agreement may thereafter be extended for an additional year.

    o The support expressed by the current senior management team at AMCO for the Transaction and AMCO's recommendation that the Board approve the New Agreements.

    o The commitments of Victory Capital and AMCO to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

In addition to the matters noted above, in their deliberations regarding approval of the New Advisory Agreement, the Board considered the factors discussed below, among others.

================================================================================

52  | USAA 500 INDEX FUND

================================================================================

THE NATURE, EXTENT, AND QUALITY OF SERVICES EXPECTED TO BE PROVIDED BY VICTORY CAPITAL - The Board considered information provided by Victory Capital regarding its investment philosophy, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition. The Board also considered the capabilities, resources, and personnel of Victory Capital, including senior and other personnel of AMCO who had been extended offers to join Victory Capital, in order to determine whether Victory Capital is capable of providing the same level of investment management services currently provided to each Fund, and also considered the transition and integration plans to move management of the Funds to Victory Capital. The Board recognized that the AMCO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course. The Board considered the resources and infrastructure that Victory Capital intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as Victory Capital's commitment to those programs. The Board also considered the resources that Victory Capital has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs. This review considered the resources available to Victory Capital to provide the services specified under the New Advisory Agreement. The Board considered Victory Capital's financial condition, including the financing of the Transaction, and noted that Victory Capital is expected to be able to provide a high level of service to the Funds and continuously invest and re-invest in its business.

The Board considered that, while it was proposed that Victory Capital would become the investment adviser to the Funds, the same portfolio managers at AMCO that manage the Fixed Income Funds, as well as USAA's Global Multi-Asset team servicing the Cornerstone Funds, Target Retirement Funds (including Target Managed Allocation Fund), Global Managed Volatility Fund, and Managed Allocation Fund, are expected to continue to do so after the Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. The Board determined that it had considered the qualifications of the portfolio managers at AMCO and the subadvisers at its 2018 15(c) Meeting. The Board considered the professional experience,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

education, affiliations and/or other credentials or qualifications of the anticipated portfolio managers at Victory Capital that would manage the Equity Funds(4), Cornerstone Funds, and Target Retirement Funds. The Board noted that the Equity Funds or portions of Equity Funds currently managed by AMCO would be replaced with portfolio managers from Victory Capital.

The Board considered that certain Funds would continue to operate in a manager-of-managers structure Post-Transaction. The Board considered that Victory Capital's experience in allocating assets to, and overseeing the advisory services of, its investment franchises and the Victory Solutions platform, was similar to AMCO's role in allocating assets to and overseeing the advisory services provided by the subadvisers.

The Board considered that the terms and conditions of the New Advisory Agreement are substantially similar to the terms and conditions of the Existing Management Agreements. The Board also considered that the New Subadvisory Agreements are substantially similar to the terms and conditions of the Existing Subadvisory Agreements and that no changes were proposed to the allocation of responsibilities as between Victory Capital and any subadviser, except to the extent that under the New Subadvisory Agreements each subadviser would be responsible for voting proxies with respect to assets allocated to that subadviser, while AMCO currently votes all Fund proxies. The Board considered that Victory Capital also would provide certain administrative, fund accounting, and shareholder servicing services under a separate administration agreement with the Funds. In this connection, the Board considered information on Victory Capital's use of third-party service providers to provide certain sub-administration and sub-accounting services to the Funds.

After review of these and other considerations, the Board concluded that Victory Capital will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by AMCO, and that these services are appropriate in nature and extent in light of the Funds' operations and investor needs.

(4)The Equity Funds include the following Funds: Aggressive Growth Fund, Growth & Income Fund, Income Stock Fund, Global Equity Income Fund, and Precious Metals and Minerals Fund.

================================================================================

54  | USAA 500 INDEX FUND

================================================================================

PERFORMANCE OF THE FUNDS - With respect to the performance of the Funds, the Board considered its review at the 2018 15(c) Meeting of peer group and benchmark investment performance comparison data relating to each Fund and, if applicable, each subadviser's performance record for similar accounts. The
Board considered that information reviewed at the 2018 15(c) Meeting may be more relevant for those Funds that would retain their current portfolio managers or subadvisers. With respect to the Funds whose portfolio managers would be replaced, the Board considered the performance of funds sponsored and managed by Victory Capital ("Victory Funds") with similar investment objectives and strategies managed by the portfolio managers who would manage the Funds. Based on information presented to the Board at the Meetings and its discussions with Victory Capital, the Board concluded that Victory Capital is capable of generating a level of long-term investment performance that is appropriate in light of each Fund's investment objectives, strategies and restrictions.

FEES TO BE PAID TO VICTORY CAPITAL AND EXPENSES OF THE FUNDS - The Board considered that it had reviewed each Fund's existing advisory fee rate and computation method for calculating such fees at the 2018 15(c) Meeting. The Board considered that the New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees, except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment and apply the resulting performance adjustment across each other class of shares of the Fund. The Board considered that the use of a single designated class to calculate the performance adjustment for each other class of shares of the Fund could mean that shareholders of a class other than the class used to measure the performance adjustment may pay a performance adjustment that is higher or lower than if the adjustment were calculated on a class by class basis, primarily due to the impact of differences in the fees and expenses between share classes on performance. The Board considered that the New Advisory Agreement stipulates that the period for measuring performance for calculating a Fund's performance adjustment begins on the date that Victory Capital begins managing the Fund; therefore, no performance adjustments will be made for the first twelve months of the New Advisory Agreement, consistent with applicable regulations. The Board also considered Victory Capital's contractual commitment under the expense limitation

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

agreement ("ELA") to waive fees and/or reimburse expenses for at least two years after the closing of the Transaction, so that each Fund's annual expense ratio (excluding acquired fund fees and expenses, any performance adjustment to a Fund's advisory fee, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to a Fund's advisory fee. The Board considered that the ELA permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment. The Board also considered that Victory Capital and AMCO had represented to the Board that they will use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an "unfair burden" on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Change of Control Event, for so long as the requirements of Section 15(f) of the 1940 Act apply. The Board also considered a comparison of the proposed advisory fees to be paid by each Fund to the advisory fees paid by funds and other accounts managed by Victory Capital deemed to be comparable to the Fund in terms of investment objectives and strategies. The Board considered that, with few exceptions, mostly involving weighted average fees for separate accounts, the advisory fees to be paid by the Funds were lower than the fees paid by these other funds and accounts. The Board concluded that the retention of Victory Capital was unlikely to impose an unfair burden on the Funds because, after the Transaction, none of AMCO, Victory Capital, VCA, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly
(i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Funds (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Funds or their shareholders for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to each Fund, that Victory Capital's advisory fee is fair and reasonable.

================================================================================

56  | USAA 500 INDEX FUND

================================================================================

THE EXTENT TO WHICH VICTORY CAPITAL MAY REALIZE ECONOMIES OF SCALE AS THE FUNDS GROW LARGER AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF FUND SHAREHOLDERS - The Board considered potential or anticipated economies of scale in relation to the services Victory Capital would provide to each Fund. The Board considered that the New Advisory Agreement includes the same advisory fee breakpoints for the same Funds as the Existing Advisory Agreements. The Board also considered that Victory Capital has contractually agreed to cap the Funds' annual operating expense ratios, pursuant to the ELA, which will remain in effect for at least two years from the closing of the Transaction, and may be extended. The Board also considered Victory Capital's representation that the significant increase in its assets under management Post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Board noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of investment advisory and administrative fees payable to Victory Capital, in the future.

THE PROFITS TO BE REALIZED BY VICTORY CAPITAL AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE TRUST - The Board considered the benefits Victory Capital and its affiliates may derive from their relationship with the Funds, including compensation to be paid to Victory Capital for the provision of certain administrative, fund accounting and shareholder services to the Funds and compensation to be paid to USAA Transfer Agent for the provision of transfer agency services to the Funds. The Board considered the significant investments Victory Capital expected to make to support and grow the USAA member channel and the costs to integrate the USAA Fund business into Victory Capital. The Board also considered Victory Capital's profitability report presented to the board of trustees of the Victory Funds in connection with their most recent 15(c) process. The Board considered Victory Capital's representation that the fully integrated USAA Fund business, including investments to support ongoing growth, was expected to have an overall marginally positive impact on Victory Capital's overall financial profitability. The Board noted the difficulty of accurately projecting profitability under the current circumstance and noted that it would have the opportunity to give further consideration to Victory Capital's profitability with respect to the Funds at the end of the initial two-year term of the New Advisory Agreement.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

FALL-OUT AND OTHER BENEFITS TO VICTORY CAPITAL AND ITS AFFILIATES - The Board considered the possible fall-out benefits and other types of benefits that may accrue to Victory Capital and its affiliates. The Board noted that the Transaction provides Victory Capital and its affiliates the opportunity to deliver investment products and services to USAA's direct member-based channel. The Board also considered that Victory Capital may derive reputational and other benefits from its ability to use "USAA" and related names in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Victory Capital's assets under management and expand Victory Capital's investment capabilities. This increased size and diversification could facilitate Victory Capital's continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. Victory Capital also would be able to use trading commission credits from the Funds' transactions in securities to "purchase" third party research and execution services to support its investment process. Based on its review, the Board determined that any "fall-out" benefits and other types of benefits that may accrue to Victory Capital are fair and reasonable.

CONCLUSIONS - Based on the foregoing and other relevant considerations, at the Meeting of the Board held on January 15, 2019, the Board, including a majority of the Independent Trustees, acting within its business judgment, (1) concluded that the terms of the New Advisory Agreement are fair and reasonable and that approval of the New Advisory Agreement is in the best interests of each Fund and its respective shareholders, (2) voted to approve the New Advisory Agreement, and (3) voted to recommend approval of the New Advisory Agreement by shareholders of the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis and its determinations were made separately in respect of each Fund. The Board noted some factors may have been more or less important with respect to any particular Fund and that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Advisory Agreement and to recommend approval of the New Advisory Agreement by shareholders of the Funds.

================================================================================

58  | USAA 500 INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND THE MANAGER)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the continuation of the (i) investment advisory agreement between the Trust and AMCO and (ii) investment subadvisory agreements between certain subadvisers and AMCO, which were effective until July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting of the Board of Trustees (the Board) held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and Northern Trust Investments, Inc. (the Subadviser) with respect to the Fund.(1)

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other

(1)At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, upon the closing of the transaction whereby the Manager acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager and the Sub-advisory Agreement with the Subadviser terminated and the new investment advisory agreement between the Trust and Victory Capital went into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are discussed above. Effective June 30, 2019, the Subadviser no longer manages any portion of the Fund.

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                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Management Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In

================================================================================

60  | USAA 500 INDEX FUND

================================================================================

approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Management Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services as well as any fee waivers or reimbursements - was above the median of its expense group and below the median of its expense universe for the Member Shares and Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager.

================================================================================

62  | USAA 500 INDEX FUND

================================================================================

The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total returns of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares and Reward Shares was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended December 31, 2018. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 50% of its performance universe for the one- and three-year periods ended December 31, 2018, and was in the top 40% of its performance universe for the five- and ten-year periods December 31, 2018. The Board also noted that the percentile performance ranking for the Fund's Reward Shares was in the top 30% of its performance universe for the one-year period ended December 31, 2018, was in the top 25% of its performance universe for the three-year period ended December 31, 2018, was in the top 20% of its performance universe for the five-year period ended December 31, 2018, and was in the top 15% of its performance universe for the ten-year period ended December 31, 2018, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2018.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  63

================================================================================

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the fee waivers and expense reimbursements arrangements by the Manager and noted the fact that the Manager pays the subadvisory fee. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the

================================================================================

64  | USAA 500 INDEX FUND

================================================================================

Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability, if any, from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iii) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of

================================================================================

                                                     ADVISORY AGREEMENT(S) |  65

================================================================================

portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include, among others:
(i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and
(iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered,

================================================================================

66  | USAA 500 INDEX FUND

================================================================================

among other data, the Fund's performance with respect to each class during the one-, three-, five-, and ten-year periods ended December 31, 2018, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted certain anticipated changes to the Fund's subadvisory arrangements.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  67

================================================================================

AS OF JULY 1, 2019
TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Jefferson C. Boyce
                                      Dawn M. Hawley
                                      Paul L. McNamara
                                      Richard Y. Newton III
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      David C. Brown
                                      John C. Walters
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     Victory Capital Management Inc.
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       Victory Capital Advisers, Inc.
DISTRIBUTOR                           4900 Tiedeman Road
                                      Brooklyn, Ohio 44144
--------------------------------------------------------------------------------
TRANSFER AGENT                        Victory Capital Transfer Agency, Inc.
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                            State Street Bank and Trust Company
ACCOUNTING AGENT, AND                 P.O. Box 1713
SUB-ADMINISTRATOR                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1700
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the USAA AMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and
(iii) in summary within the Statement of Additional Information on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of monthly portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (beginning with filings after March 31, 2019). Previously, the Fund made its complete schedule of portfolio holdings available after the first and third fiscal quarters in regulatory filings on Form N-Q. The Fund's Forms N-CSR, N-PORT, and N-Q are available at no charge (i) by calling
(800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov.

===============================================================================

       9800 Fredericksburg Road                                   --------------
       San Antonio, TX 78288                                         PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
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28651-0819


[LOGO OF USAA USAA(R)]
----------------------
     MUTUAL FUNDS

--------------------------------------------------------------------------------
                                                                   June 30, 2019
--------------------------------------------------------------------------------

SEMIANNUAL REPORT

USAA Extended Market Index Fund

      FUND
     SHARES
     USMIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

SHAREHOLDER VOTING RESULTS                                                     2

FINANCIAL INFORMATION

   Portfolio of Investments                                                    3

   Notes to Portfolio of Investments                                          50

   Financial Statements                                                       52

   Notes to Financial Statements                                              55

   Financial Highlights                                                       73

EXPENSE EXAMPLE                                                               75

ADVISORY AGREEMENT(S)                                                         77

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 235-8396

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 6/30/19 o
                                (% of Net Assets)

ServiceNow, Inc. ...................................................  1.0%
Worldpay, Inc. "A" .................................................  0.8%
Workday, Inc. "A" ..................................................  0.7%
Tesla, Inc. ........................................................  0.6%
T-Mobile US, Inc. ..................................................  0.5%
Square, Inc. "A" ...................................................  0.5%
Las Vegas Sands Corp. ..............................................  0.4%
Veeva Systems, Inc. "A" ............................................  0.4%
CoStar Group, Inc. .................................................  0.4%
Palo Alto Networks, Inc. ...........................................  0.4%

                        o SECTOR ALLOCATION* - 6/30/19 o
                                (% of Net Assets)

                        [PIE CHART OF SECTOR ALLOCATION]

FINANCIAL                                                             24.4%
CONSUMER, NON-CYCLICAL                                                19.6%
INDUSTRIAL                                                            13.0%
TECHNOLOGY                                                            12.8%
CONSUMER, CYCLICAL                                                    11.9%
COMMUNICATIONS                                                         8.7%
ENERGY                                                                 3.3%
BASIC MATERIALS                                                        3.1%
UTILITIES                                                              2.5%

                                   [END CHART]

*Does not include Futures, money market instruments and short term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust (Trust). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. (Victory Capital), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company (AMCO) was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
           FOR                     AGAINST                          ABSTAIN
--------------------------------------------------------------------------------
       19,513,363                 3,128,004                        1,245,538

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940
Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act (Independent Trustee).

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                             FOR                         VOTES WITHHELD
--------------------------------------------------------------------------------
David C. Brown                  8,299,565,565                     820,887,736
John C. Walters                 8,317,935,885                     802,517,416

================================================================================

2  | USAA EXTENDED MARKET INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES (99.3%)

COMMON STOCKS (99.3%)

BASIC MATERIALS (3.1%)
---------------------
CHEMICALS (2.0%)
      4,402   A Schulman, Inc.(a),(b),(c)                                                       $      -
      4,587   AdvanSix, Inc.(d)                                                                      112
      3,270   AgroFresh Solutions, Inc.(d)                                                             5
      3,882   American Vanguard Corp.                                                                 60
      4,745   Amyris, Inc.(d),(e)                                                                     17
      9,543   Ashland Global Holdings, Inc.                                                          763
     31,879   Axalta Coating Systems Ltd.(d)                                                         949
      4,848   Balchem Corp.                                                                          485
      8,931   Cabot Corp.                                                                            426
     25,035   Chemours Co.                                                                           601
      6,641   Codexis, Inc.(d)                                                                       122
     34,848   Element Solutions, Inc.(d)                                                             360
     13,135   Ferro Corp.(d)                                                                         208
     10,983   GCP Applied Technologies, Inc.(d)                                                      249
      1,620   Hawkins, Inc.                                                                           70
      7,981   HB Fuller Co.                                                                          370
     32,571   Huntsman Corp.                                                                         666
      6,232   Ingevity Corp.(d)                                                                      655
      3,017   Innophos Holdings, Inc.                                                                 88
      3,741   Innospec, Inc.                                                                         341
     18,112   Intrepid Potash, Inc.(d)                                                                61
      3,456   Koppers Holdings, Inc.(d)                                                              101
      4,717   Kraton Corp.(d)                                                                        147
      3,366   Kronos Worldwide, Inc.                                                                  52
      4,881   Landec Corp.(d)                                                                         46
      3,097   Materion Corp.                                                                         210
      5,478   Minerals Technologies, Inc.                                                            293
      1,296   NewMarket Corp.                                                                        520
        699   Northern Technologies International Corp.                                               17
      1,129   Oil-Dri Corp. of America                                                                38
     24,497   Olin Corp.                                                                             537
      6,506   OMNOVA Solutions, Inc.(d)                                                               40
     11,426   PolyOne Corp.                                                                          359
      6,072   PQ Group Holdings, Inc.(d)                                                              96
      2,000   Quaker Chemical Corp.                                                                  406
      7,822   Rayonier Advanced Materials, Inc.(e)                                                    51
      2,822   Rogers Corp.(d)                                                                        487
     20,016   RPM International, Inc.                                                              1,223
      6,268   Sensient Technologies Corp.                                                            461
      3,111   Stepan Co.                                                                             286
     13,474   Tronox Holdings plc "A"(d)                                                             172
     20,329   Univar, Inc.(d)                                                                        448
      6,929   Valhi, Inc.                                                                             21
     29,281   Valvoline, Inc.                                                                        572
      7,386   Venator Materials plc(d)                                                                39
     16,680   Versum Materials, Inc.                                                                 860
      5,649   Westlake Chemical Corp.                                                                392
     10,306   WR Grace & Co.                                                                         784
                                                                                                --------
                                                                                                  15,266
                                                                                                --------
FOREST PRODUCTS & PAPER (0.1%)
      2,534   Clearwater Paper Corp.(d)                                                               47
      9,442   Domtar Corp.                                                                           421
      6,229   Mercer International, Inc.                                                              96
      2,503   Neenah, Inc.                                                                           169
      6,319   PH Glatfelter Co.                                                                      107
     12,838   Resolute Forest Products, Inc.                                                          92
      4,407   Schweitzer-Mauduit International, Inc.                                                 146
      5,490   Verso Corp. "A"(d)                                                                     105
                                                                                                --------
                                                                                                   1,183
                                                                                                --------
IRON/STEEL (0.6%)
     48,143 AK Steel Holding Corp.(d)                                                                114
     19,439 Allegheny Technologies, Inc.(d)                                                          490

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      7,069   Carpenter Technology Corp.                                                        $    339
     43,199   Cleveland-Cliffs, Inc.(e)                                                              461
     17,547   Commercial Metals Co.                                                                  313
      2,787   Friedman Industries, Inc.                                                               20
     10,377   Reliance Steel & Aluminum Co.                                                          982
      4,015   Schnitzer Steel Industries, Inc. "A"                                                   105
      1,503   Shiloh Industries, Inc.(d)                                                               7
     33,953   Steel Dynamics, Inc.                                                                 1,025
     25,392   United States Steel Corp.                                                              389
      1,302   Universal Stainless & Alloy Products, Inc.(d)                                           21
                                                                                                --------
                                                                                                   4,266
                                                                                                --------
MINING (0.4%)
     28,332   Alcoa Corp.(d)                                                                         663
      7,937   Century Aluminum Co.(d)                                                                 55
     28,493   Coeur Mining, Inc.(d)                                                                  124
      5,446   Compass Minerals International, Inc.                                                   299
        455   Contura Energy, Inc.(d)                                                                 24
      4,745   Covia Holdings Corp.(d)                                                                  9
     21,436   General Moly, Inc.(d)                                                                    8
      8,706   Gold Resource Corp.                                                                     29
      9,302   Golden Minerals Co.(d)                                                                   3
     69,254   Hecla Mining Co.                                                                       125
      2,556   Kaiser Aluminum Corp.                                                                  249
     22,400   Livent Corp.(d)                                                                        155
     36,703   McEwen Mining, Inc.(e)                                                                  64
        187   PDS Biotechnology Corp.(d)                                                               1
     10,083   Royal Gold, Inc.                                                                     1,033
     15,315   Solitario Zinc Corp.(d)                                                                  5
        311   United States Lime & Minerals, Inc.                                                     25
     19,733   Uranium Energy Corp.(d),(e)                                                             27
                                                                                                --------
                                                                                                   2,898
                                                                                                --------
              Total Basic Materials                                                               23,613
                                                                                                --------
COMMUNICATIONS (8.7%)
--------------------
ADVERTISING (0.2%)
      1,956   Apex Global Brands, Inc.(d)                                                              1
      1,148   Boston Omaha Corp. "A"(d)                                                               27
      5,624   Clear Channel Outdoor Holdings, Inc.(d)                                                 26
      4,661   Fluent, Inc.(d)                                                                         25
        674   Harte-Hanks, Inc.(d)                                                                     1
      5,246   Marchex, Inc. "B"(d)                                                                    25
      9,730   National CineMedia, Inc.                                                                64
     11,904   Quotient Technology,  Inc.(d)                                                          128
      3,359   Telaria, Inc.(d)                                                                        25
      5,567   Trade Desk, Inc. "A"(d)                                                              1,268
                                                                                                --------
                                                                                                   1,590
                                                                                                --------
INTERNET (4.1%)
      3,725   1-800-Flowers.com, Inc. "A"(d)                                                          70
     14,330   8x8, Inc.(d)                                                                           345
      2,400   Anaplan, Inc.(d)                                                                       121
      8,054   ANGI Homeservices, Inc. "A"(d)                                                         105
      2,014   AutoWeb, Inc.(d)                                                                         7
      6,907   Boingo Wireless, Inc.(d)                                                               124
      2,500   Cardlytics, Inc.(d)                                                                     65
      5,206   Cargurus, Inc.(d)                                                                      188
      9,876   Cars.com, Inc.(d)                                                                      195
     22,296   CDW Corp.                                                                            2,475
      4,783   ChannelAdvisor Corp.(d)                                                                 42
        167   Chewy, Inc. "A"(d)                                                                       6
      6,376   Cogent Communications Holdings, Inc.                                                   378
      5,921   comScore, Inc.(d)                                                                       31
      8,680   DHI Group, Inc.(d)                                                                      31
     12,628   Endurance International Group Holdings, Inc.(d)                                         61
      2,204   ePlus, Inc.(d)                                                                         152
     18,350   Etsy, Inc.(d)                                                                        1,126
      1,200   Eventbrite, Inc. "A"(d)                                                                 19
         65   EverQuote, Inc. "A"(d)                                                                   1
      7,906   EVINE Live, Inc.(d)                                                                      3
     31,316   FireEye, Inc.(d)                                                                       464
        300   Frontline Capital Group(a),(b),(c),(d)                                                   -
     26,743   GoDaddy, Inc. "A"(d)                                                                 1,876
     60,701   Groupon, Inc.(d)                                                                       217
     14,006   GrubHub, Inc.(d)                                                                     1,092
      3,976   HealthStream, Inc.(d)                                                                  103
     11,928   IAC/InterActiveCorp.(d)                                                              2,595

================================================================================

4  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      2,303   Internap Corp.(d),(e)                                                             $      7
      2,026   Lands' End, Inc.(d)                                                                     25
      4,096   Leaf Group Ltd.(d)                                                                      30
      8,378   Liberty Expedia Holdings, Inc. "A"(d)                                                  400
     18,696   Limelight Networks, Inc.(d)                                                             50
      4,477   Liquidity Services, Inc.(d)                                                             27
      4,488   Lyft, Inc. "A"(d),(e)                                                                  295
      8,004   Match Group, Inc.                                                                      538
     13,832   Meet Group, Inc.(d)                                                                     48
      9,733   New Media Investment Group, Inc.                                                        92
      9,602   NIC, Inc.                                                                              154
     15,823   Okta, Inc.(d)                                                                        1,954
      1,440   OptimizeRx Corp.(d)                                                                     23
      2,766   Overstock.com, Inc.(d),(e)                                                              38
     14,641   Palo Alto Networks, Inc.(d)                                                          2,983
      4,538   PC-Tel, Inc.(d)                                                                         20
      4,891   Perficient, Inc.(d)                                                                    168
     11,763   Pinterest, Inc. "A"(d),(e)                                                             320
      8,417   Proofpoint, Inc.(d)                                                                  1,012
      7,067   Q2 Holdings, Inc.(d)                                                                   540
      6,001   QuinStreet, Inc.(d)                                                                     95
      5,145   RealNetworks, Inc.(d)                                                                   10
         36   RealReal, Inc.(d)                                                                        1
      4,264   Remark Holdings, Inc.(d)                                                                 4
        165   Revolve Group, Inc.(d)                                                                   6
     10,598   RingCentral, Inc. "A"(d)                                                             1,218
     11,954   Roku, Inc.(d)                                                                        1,083
      6,574   Rubicon Project, Inc.(d)                                                                42
      5,172   Shutterfly, Inc.(d)                                                                    261
      2,987   Shutterstock, Inc.                                                                     117
    114,150   Snap, Inc. "A"(d)                                                                    1,632
      2,538   Stamps.com, Inc.(d)                                                                    115
      3,610   Stitch Fix, Inc. "A"(d),(e)                                                            116
      5,782   Support.com, Inc.(d)                                                                     9
      2,802   TechTarget, Inc.(d)                                                                     60
      1,658   TheStreet, Inc.                                                                         10
      2,100   Travelzoo(d)                                                                            32
     11,249   TrueCar, Inc.(d)                                                                        61
      3,527   U.S. Auto Parts Network, Inc.(d)                                                         4
     30,125   Uber Technologies, Inc.(d)                                                           1,397
      9,366   Upwork, Inc.(d)                                                                        151
      6,877   VirnetX Holding Corp.(d),(e)                                                            43
      9,416   Wayfair, Inc. "A"(d)                                                                 1,375
     10,862   Yelp, Inc.(d)                                                                          371
     16,709   Zendesk, Inc.(d)                                                                     1,488
      7,314   Zillow Group, Inc. "A"(d)                                                              335
     17,623   Zillow Group, Inc. "C"(d)                                                              818
     10,588   Zix Corp.(d)                                                                            96
      2,226   Zscaler, Inc.(d)                                                                       171
                                                                                                --------
                                                                                                  31,737
                                                                                                --------
MEDIA (2.5%)
      3,599   AH Belo Corp. "A"                                                                       13
     18,031   Altice USA, Inc. "A"(d)                                                                439
      6,974   AMC Networks, Inc. "A"(d)                                                              380
      2,692   Beasley Broadcast Group, Inc. "A"                                                        9
        747   Cable One, Inc.                                                                        875
     16,001   Central European Media Enterprises Ltd. "A"(d)                                          70
      2,653   Emmis Communications Corp. "A"(d)                                                       13
     21,239   Entercom Communications Corp. "A"                                                      123
     10,513   Entravision Communications Corp. "A"                                                    33
      8,572   EW Scripps Co. "A"                                                                     131
      5,877   FactSet Research Systems, Inc.                                                       1,684
     17,822   Gannett Co., Inc.                                                                      145
      7,875   Global Eagle Entertainment, Inc.(d)                                                      5
     11,894   Gray Television, Inc.(d)                                                               195
      2,349   Hemisphere Media Group, Inc.(d)                                                         30
     15,421   Houghton Mifflin Harcourt Co.(d)                                                        89
      7,025   John Wiley & Sons, Inc. "A"                                                            322
      8,464   Lee Enterprises, Inc.(d)                                                                19
      3,888   Liberty Broadband Corp. "A"(d)                                                         400
     23,296   Liberty Broadband Corp. "C"(d)                                                       2,428

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     30,735   Liberty Global plc "A"(d)                                                         $    830
     78,642   Liberty Global plc "C"(d)                                                            2,086
      6,706   Liberty Latin America Ltd. "A"(d)                                                      116
     18,394   Liberty Latin America Ltd. "C"(d)                                                      316
      1,620   Liberty Media Corp-Liberty Braves "A"(d)                                                45
      4,323   Liberty Media Corp-Liberty Braves "C"(d)                                               121
      3,415   Liberty Media Corp-Liberty Formula One "A"(d)                                          122
     30,493   Liberty Media Corp-Liberty Formula One "C"(d)                                        1,141
     12,342   Liberty Media Corp-Liberty SiriusXM "A"(d)                                             467
     23,831   Liberty Media Corp-Liberty SiriusXM "C"(d)                                             905
      1,090   McClatchy Co. "A"(d)                                                                     3
      5,876   Meredith Corp.                                                                         324
      9,903   MSG Networks, Inc. "A"(d)                                                              205
     21,696   New York Times Co. "A"                                                                 708
      6,884   Nexstar Media Group, Inc. "A"                                                          695
      1,046   Saga Communications, Inc. "A"                                                           33
      4,495   Scholastic Corp.                                                                       149
      9,929   Sinclair Broadcast Group, Inc. "A"                                                     532
    246,348   Sirius XM Holdings, Inc.(e)                                                          1,375
     33,291   TEGNA, Inc.                                                                            504
     12,078   Tribune Media Co. "A"                                                                  558
      3,616   Tribune Publishing Co.                                                                  29
        906   Value Line, Inc.                                                                        25
      2,718   WideOpenWest, Inc.(d)                                                                   20
      6,514   World Wrestling Entertainment, Inc. "A"                                                470
                                                                                                --------
                                                                                                  19,182
                                                                                                --------
TELECOMMUNICATIONS (1.9%)
      6,913   A10 Networks, Inc.(d)                                                                   47
      4,165   Acacia Communications, Inc.(d)                                                         196
      7,492   ADTRAN, Inc.                                                                           114
      3,106   Aerohive Networks, Inc.(d)                                                              14
        992   Airgain, Inc.(d)                                                                        14
      1,577   ATN International, Inc.                                                                 91
      5,908   CalAmp Corp.(d)                                                                         69
      7,426   Calix, Inc.(d)                                                                          49
      4,292   Casa Systems, Inc.(d)                                                                   28
     21,461   Ciena Corp.(d)                                                                         883
      7,646   Cincinnati Bell, Inc.(d)                                                                38
      2,370   Clearfield, Inc.(d)                                                                     31
     29,803   CommScope Holding Co., Inc.(d)                                                         469
      9,996   Consolidated Communications Holdings, Inc.                                              49
      4,719   Digi International, Inc.(d)                                                             60
      7,340   EchoStar Corp. "A"(d)                                                                  325
     18,940   Extreme Networks, Inc.(d)                                                              123
     17,636   Finisar Corp.(d)                                                                       403
     12,098   Frontier Communications Corp.(d),(e)                                                    21
     14,665   GCI Liberty, Inc. "A"(d)                                                               901
     62,873   Globalstar, Inc.(d)                                                                     30
      8,869   Gogo, Inc.(d),(e)                                                                       35
      5,160   GTT Communications, Inc.(d),(e)                                                         91
     12,042   Harmonic, Inc.(d)                                                                       67
      4,461   HC2 Holdings, Inc.(d),(e)                                                               11
      3,541   ID Systems, Inc.(d)                                                                     21
      2,972   IDT Corp. "B"(d)                                                                        28
     22,378   Infinera Corp.(d)                                                                       65
     14,946   Inseego Corp.(d),(e)                                                                    72
      4,864   InterDigital, Inc.                                                                     313
     14,263   Iridium Communications, Inc.(d)                                                        332
      2,945   KVH Industries, Inc.(d)                                                                 32
      9,095   Lantronix, Inc.(d)                                                                      30
      6,052   LightPath Technologies, Inc. "A"(d)                                                      6
      7,509   LogMeIn, Inc.                                                                          553
      1,784   Loral Space & Communications, Inc.(d)                                                   62
      1,290   Neonode, Inc.(d)                                                                         3
      4,903   NeoPhotonics Corp.(d)                                                                   21

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      5,225   NETGEAR, Inc.(d)                                                                  $    132
     14,857   NII Holdings, Inc.(d)                                                                   25
      2,194   Ooma, Inc.(d)                                                                           23
      1,750   Optical Cable Corp.(d)                                                                   7
     12,823   ORBCOMM, Inc.(d)                                                                        93
      1,323   Pagerduty, Inc.(d),(e)                                                                  62
      1,170   pdvWireless, Inc.(d)                                                                    55
      5,004   Plantronics, Inc.                                                                      185
        368   Preformed Line Products Co.                                                             20
      8,411   Ribbon Communications, Inc.(d)                                                          41
      2,435   RigNet, Inc.(d)                                                                         25
      6,751   Shenandoah Telecommunications Co.                                                      260
      3,740   Spok Holdings, Inc.                                                                     56
     87,955   Sprint Corp.(d)                                                                        578
      7,692   Switch, Inc. "A"                                                                       101
     14,139   Telephone & Data Systems, Inc.                                                         430
        779   TESSCO Technologies, Inc.                                                               14
     47,825   T-Mobile US, Inc.(d)                                                                 3,546
      2,911   Ubiquiti Networks, Inc.(e)                                                             383
      2,316   United States Cellular Corp.(d)                                                        103
      8,405   ViaSat, Inc.(d)                                                                        679
     33,875   Viavi Solutions, Inc.(d)                                                               450
     33,009   Vonage Holdings Corp.(d)                                                               374
     30,781   Zayo Group Holdings, Inc.(d)                                                         1,013
                                                                                                --------
                                                                                                  14,352
                                                                                                --------
              Total Communications                                                                66,861
                                                                                                --------
CONSUMER, CYCLICAL (11.9%)
-------------------------
AIRLINES (0.3%)
      1,928   Allegiant Travel Co.                                                                   277
      7,486   Hawaiian Holdings, Inc.                                                                205
     45,961   JetBlue Airways Corp.(d)                                                               850
      1,617   Mesa Air Group, Inc.(d)                                                                 15
      7,987   SkyWest, Inc.                                                                          485
     10,544   Spirit Airlines, Inc.(d)                                                               503
                                                                                                --------
                                                                                                   2,335
                                                                                                --------
APPAREL (0.5%)
      6,902   Carter's, Inc.                                                                         673
      4,496   Columbia Sportswear Co.                                                                450
      9,445   Crocs, Inc.(d)                                                                         187
      4,450   Deckers Outdoor Corp.(d)                                                               783
        699   Delta Apparel, Inc.(d)                                                                  16
        954   Iconix Brand Group, Inc.(d)                                                              1
      6,137   Kontoor Brands, Inc.(d)                                                                172
      2,101   Lakeland Industries, Inc.(d)                                                            24
      4,727   Levi Strauss & Co. "A"(d)                                                               99
      2,562   Oxford Industries, Inc.                                                                194
      1,306   Rocky Brands, Inc.                                                                      36
      7,426   Sequential Brands Group, Inc.(d)                                                         4
     20,773   Skechers U.S.A., Inc. "A"(d)                                                           654
     11,933   Steven Madden Ltd.                                                                     405
      1,222   Superior Group of Companies, Inc.                                                       21
      2,485   Unifi, Inc.(d)                                                                          45
        298   Vince Holding Corp.(d)                                                                   4
      1,357   Weyco Group, Inc.                                                                       36
     13,047   Wolverine World Wide, Inc.                                                             359
                                                                                                --------
                                                                                                   4,163
                                                                                                --------
AUTO MANUFACTURERS (0.7%)
      2,021   Blue Bird Corp.(d)                                                                      40
      9,906   Navistar International Corp.(d)                                                        341
      4,260   REV Group, Inc.                                                                         61
     20,887   Tesla, Inc.(d),(e)                                                                   4,668
      8,229   Wabash National Corp.                                                                  134
      7,224   Workhorse Group, Inc.(d)                                                                21
                                                                                                --------
                                                                                                   5,265
                                                                                                --------
AUTO PARTS & EQUIPMENT (1.1%)
     13,361   Adient plc                                                                             324
     18,482   Allison Transmission Holdings, Inc.                                                    857
     15,871   American Axle & Manufacturing Holdings, Inc.(d)                                        202
     13,050   Autoliv, Inc.                                                                          920
      5,294   Commercial Vehicle Group, Inc.(d)                                                       42
      8,072   Cooper Tire & Rubber Co.                                                               255
      2,562   Cooper-Standard Holdings, Inc.(d)                                                      117

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     21,805   Dana, Inc.                                                                        $    435
     13,755   Delphi Technologies plc                                                                275
      4,428   Dorman Products, Inc.(d)                                                               386
      3,445   Douglas Dynamics, Inc.                                                                 137
     11,406   Garrett Motion, Inc.(d)                                                                175
      5,458   Gentherm, Inc.(d)                                                                      228
     34,094   Goodyear Tire & Rubber Co.                                                             522
      3,297   Horizon Global Corp.(d)                                                                 12
      4,507   Jason Industries, Inc.(d)                                                                3
      9,503   Lear Corp.                                                                           1,323
     12,876   Meritor, Inc.(d)                                                                       312
      5,654   Methode Electronics, Inc.                                                              161
      2,019   Miller Industries, Inc.                                                                 62
      7,896   Modine Manufacturing Co.(d)                                                            113
      2,943   Motorcar Parts of America, Inc.(d)                                                      63
      5,545   Spartan Motors, Inc.                                                                    61
      2,952   Standard Motor Products, Inc.                                                          134
      3,414   Superior Industries International, Inc.                                                 12
      7,895   Tenneco, Inc. "A"                                                                       88
      6,931   Titan International, Inc.                                                               34
      3,363   Tower International, Inc.                                                               66
     13,503   Veoneer, Inc.(d)                                                                       234
      4,477   Visteon Corp.(d)                                                                       262
      7,690   WABCO Holdings, Inc.(d)                                                              1,020
                                                                                                --------
                                                                                                   8,835
                                                                                                --------
DISTRIBUTION/WHOLESALE (0.9%)
      4,284   Anixter International, Inc.(d)                                                         256
      1,431   BlueLinx Holdings, Inc.(d)                                                              28
      7,129   Core-Mark Holding Co., Inc.                                                            283
      1,704   EVI Industries, Inc.(e)                                                                 65
      6,527   Fossil Group, Inc.(d)                                                                   75
      6,412   G-III Apparel Group Ltd.(d)                                                            189
      4,783   H&E Equipment Services, Inc.                                                           139
     26,084   HD Supply Holdings, Inc.(d)                                                          1,051
      3,110   Houston Wire & Cable Co.(d)                                                             16
      5,638   Hudson Technologies, Inc.(d)                                                             5
     20,348   IAA, Inc.(d)                                                                           789
     20,348   KAR Auction Services, Inc.                                                             509
      2,717   Manitex International, Inc.(d)                                                          17
      6,071   Pool Corp.                                                                           1,160
      3,608   ScanSource, Inc.(d)                                                                    117
      6,301   SiteOne Landscape Supply, Inc.(d),(e)                                                  437
      1,844   Systemax, Inc.                                                                          41
      2,671   Titan Machinery, Inc.(d)                                                                55
      8,181   Triton International Ltd.                                                              268
      2,308   Veritiv Corp.(d)                                                                        45
      4,931   Watsco, Inc.                                                                           806
      6,579   WESCO International, Inc.(d)                                                           333
                                                                                                --------
                                                                                                   6,684
                                                                                                --------
ENTERTAINMENT (1.1%)
      9,009   AMC Entertainment Holdings, Inc. "A"                                                    84
      5,397   Churchill Downs, Inc.                                                                  621
     15,866   Cinemark Holdings, Inc.                                                                573
      1,592   Dover Motorsports, Inc.                                                                  3
      9,671   Eldorado Resorts, Inc.(d),(e)                                                          446
        827   Empire Resorts, Inc.(d)                                                                  8
     10,402   Everi Holdings, Inc.(d)                                                                124
      4,602   Golden Entertainment, Inc.(d)                                                           64
      3,864   International Speedway Corp. "A"                                                       173
      8,480   Lions Gate Entertainment Corp. "A"                                                     104
     17,152   Lions Gate Entertainment Corp. "B"                                                     199
     21,329   Live Nation Entertainment, Inc.(d)                                                   1,413
      2,679   Madison Square Garden Co. "A"(d)                                                       750
      5,957   Marriott Vacations Worldwide Corp.                                                     574
      2,088   Monarch Casino & Resort, Inc.(d)                                                        89
     16,556   Penn National Gaming, Inc.(d)                                                          319
      1,637   RCI Hospitality Holdings, Inc.                                                          29

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      2,601   Reading International, Inc. "A"(d)                                                $     34
     10,925   Red Rock Resorts, Inc. "A"                                                             235
      8,615   Scientific Games Corp. "A"(d)                                                          171
      9,937   SeaWorld Entertainment, Inc.(d)                                                        308
     10,995   Six Flags Entertainment Corp.                                                          546
      1,762   Speedway Motorsports, Inc.                                                              33
      2,997   Twin River Worldwide  Holdings, Inc.(d)                                                 89
      6,166   Vail Resorts, Inc.                                                                   1,376
                                                                                                --------
                                                                                                   8,365
                                                                                                --------
FOOD SERVICE (0.2%)
     37,074   Aramark                                                                              1,337
                                                                                                --------
HOME BUILDERS (0.8%)
      5,712   Beazer Homes USA, Inc.(d)                                                               55
      1,393   Cavco Industries, Inc.(d)                                                              219
      3,342   Century Communities, Inc.(d)                                                            89
      1,729   Comstock Holding Companies, Inc.(d)                                                      5
      3,198   Green Brick Partners, Inc.(d)                                                           27
        854   Hovnanian Enterprises, Inc. "A"(d)                                                       6
      3,192   Installed Building Products, Inc.(d)                                                   189
     13,368   KB Home                                                                                344
      3,780   LCI Industries                                                                         340
      2,808   LGI Homes, Inc.(d)                                                                     201
      4,013   M/I Homes, Inc.(d)                                                                     115
      6,923   MDC Holdings, Inc.                                                                     227
      5,844   Meritage Homes Corp.(d)                                                                300
      2,131   New Home Co., Inc.(d)                                                                    8
        515   NVR, Inc.(d)                                                                         1,736
      7,577   Skyline Champion Corp.(d)                                                              207
     15,719   Taylor Morrison Home Corp.(d)                                                          329
      7,641   Thor Industries, Inc.                                                                  447
     20,210   Toll Brothers, Inc.                                                                    740
     21,741   TRI Pointe Group, Inc.(d)                                                              260
      4,835   William Lyon Homes "A"(d)                                                               88
      4,162   Winnebago Industries, Inc.                                                             161
                                                                                                --------
                                                                                                   6,093
                                                                                                --------

HOME FURNISHINGS (0.3%)
      6,043   Daktronics, Inc.                                                                        37
      9,577   Dolby Laboratories, Inc. "A"                                                           618
      3,943   Ethan Allen Interiors, Inc.                                                             83
      1,215   Flexsteel Industries, Inc.                                                              21
      1,598   Hamilton Beach Brands Holding Co. "A"                                                   30
      1,876   Hooker Furniture Corp.                                                                  39
      4,266   iRobot Corp.(d),(e)                                                                    391
      4,729   Sleep Number Corp.(d)                                                                  191
      1,231   Sonos, Inc.(d)                                                                          14
      7,002   Tempur Sealy International, Inc.(d)                                                    514
      2,235   Universal Electronics, Inc.(d)                                                          92
      4,073   VOXX International Corp.(d)                                                             17
                                                                                                --------
                                                                                                   2,047
                                                                                                --------
HOUSEWARES (0.2%)
      3,627   Libbey, Inc.(d)                                                                          7
      2,050   Lifetime Brands, Inc.                                                                   19
      5,841   Scotts Miracle-Gro Co.                                                                 575
     16,110   Toro Co.                                                                             1,078
      7,915   Tupperware Brands Corp.                                                                151
                                                                                                --------
                                                                                                   1,830
                                                                                                --------
LEISURE TIME (0.5%)
      5,197   Acushnet Holdings Corp.                                                                136
     12,975   Brunswick Corp.                                                                        595
     13,645   Callaway Golf Co.                                                                      234
      4,597   Camping World Holdings, Inc. "A"(e)                                                     57
      4,738   Clarus Corp.                                                                            68
     11,272   Drive Shack, Inc.(d)                                                                    53
      2,070   Escalade, Inc.                                                                          24
      5,830   Fox Factory Holding Corp.(d)                                                           481
        710   Johnson Outdoors, Inc. "A"                                                              53
     10,940   Liberty TripAdvisor Holdings, Inc. "A"(d)                                              136
      3,668   Lindblad Expeditions Holdings, Inc.(d)                                                  66
      3,193   Malibu Boats, Inc. "A"(d)                                                              124
      1,493   Marine Products Corp.                                                                   23

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                                                   PORTFOLIO OF INVESTMENTS |  9

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
--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      2,500   MasterCraft Boat Holdings, Inc.(d)                                                $     49
      4,821   Nautilus, Inc.(d)                                                                       11
      2,516   OneSpaWorld Holdings Ltd.(d)                                                            39
     12,741   Planet Fitness, Inc. "A"(d)                                                            923
      8,768   Polaris Industries, Inc.                                                               800
      5,154   Town Sports International Holdings, Inc.(d)                                             11
      9,083   Vista Outdoor, Inc.(d)                                                                  81
      2,350   YETI Holdings, Inc.(d),(e)                                                              68
                                                                                                --------
                                                                                                   4,032
                                                                                                --------
LODGING (1.1%)
     10,905   BBX Capital Corp.                                                                       54
     12,688   Boyd Gaming Corp.                                                                      342
     89,373   Caesars Entertainment Corp.(d)                                                       1,057
      6,355   Century Casinos, Inc.(d)                                                                62
      5,184   Choice Hotels International, Inc.                                                      451
     28,777   Extended Stay America, Inc.                                                            486
      8,160   Full House Resorts, Inc.(d)                                                             15
     13,576   Hilton Grand Vacations, Inc.(d)                                                        432
      5,649   Hyatt Hotels Corp. "A"                                                                 430
     54,936   Las Vegas Sands Corp.                                                                3,246
      3,067   Marcus Corp.                                                                           101
      8,176   Playa Hotels & Resorts N.V.(d)                                                          63
      5,052   Red Lion Hotels Corp.(d)                                                                36
      9,220   St Joe Co.(d)                                                                          159
     13,945   Wyndham Destinations, Inc.                                                             612
     14,858   Wyndham Hotels & Resorts, Inc.                                                         828
                                                                                                --------
                                                                                                   8,374
                                                                                                --------
OFFICE FURNISHINGS (0.2%)
      1,034   CompX International, Inc.                                                               18
      8,959   Herman Miller, Inc.                                                                    400
      6,656   HNI Corp.                                                                              236
      9,610   Interface, Inc.                                                                        147
      5,240   Kimball International, Inc. "B"                                                         91
      7,374   Knoll, Inc.                                                                            169
     12,921   Steelcase, Inc. "A"                                                                    221
      5,315   Virco Manufacturing Corp.                                                               25
                                                                                                --------
                                                                                                   1,307
                                                                                                --------
RETAIL (3.8%)
     10,514   Abercrombie & Fitch Co. "A"                                                            169
     25,423   American Eagle Outfitters, Inc.                                                        430
      1,386   America's Car-Mart, Inc.(d)                                                            119
      3,061   Asbury Automotive Group, Inc.(d)                                                       258
     25,130   Ascena Retail Group, Inc.(d)                                                            15
      4,048   At Home Group, Inc.(d),(e)                                                              27
      8,722   AutoNation, Inc.(d)                                                                    366
      6,163   Barnes & Noble Education, Inc.(d)                                                       21
      8,898   Barnes & Noble, Inc.                                                                    60
      1,739   Bassett Furniture Industries, Inc.                                                      27
     10,402   Beacon Roofing Supply, Inc.(d)                                                         382
     19,067   Bed Bath & Beyond, Inc.(e)                                                             222
      2,684   Big 5 Sporting Goods Corp.                                                               5
      5,664   Big Lots, Inc.                                                                         162
         18   Biglari Holdings, Inc. "A"(d)                                                           10
        187   Biglari Holdings, Inc. "B"(d)                                                           19
      3,131   BJ's Restaurants, Inc.                                                                 138
     14,831   BJ's Wholesale Club Holdings, Inc.(d)                                                  392
     14,015   Bloomin'Brands, Inc.                                                                   265
     10,782   BMC Stock Holdings, Inc.(d)                                                            229
      4,341   Boot Barn Holdings, Inc.(d)                                                            155
      5,733   Brinker International, Inc.                                                            226
      3,973   Buckle, Inc.(e)                                                                         69
      2,727   Build-A-Bear Workshop, Inc.(d)                                                          15

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10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     10,139   Burlington Stores, Inc.(d)                                                        $  1,725
      6,897   Caleres, Inc.                                                                          137
     10,622   Cannae Holdings, Inc.(d)                                                               308
      6,109   Carrols Restaurant Group, Inc.(d)                                                       55
      4,962   Carvana Co.(d)                                                                         311
      5,613   Casey's General Stores, Inc.                                                           876
      3,894   Cato Corp. "A"                                                                          48
      6,609   Cheesecake Factory, Inc.                                                               289
     19,485   Chico's FAS, Inc.                                                                       66
      2,520   Children's Place, Inc.                                                                 240
      2,773   Chuy's Holdings, Inc.(d)                                                                64
      2,593   Citi Trends, Inc.                                                                       38
      3,781   Conn's, Inc.(d)                                                                         67
      2,847   Container Store Group, Inc.(d)                                                          21
      3,681   Cracker Barrel Old Country Store, Inc.(e)                                              628
      5,243   Dave & Buster's Entertainment, Inc.                                                    212
      4,306   Del Frisco's Restaurant Group, Inc.(d),(e)                                              34
      6,237   Del Taco Restaurants, Inc.(d)                                                           80
      9,228   Denny's Corp.(d)                                                                       189
      8,337   Designer Brands, Inc. "A"                                                              160
      2,770   Destination Maternity Corp.(d)                                                           4
      8,559   Destination XL Group, Inc.(d)                                                           15
     10,334   Dick's Sporting Goods, Inc.                                                            358
      2,897   Dillard's, Inc. "A"(e)                                                                 180
      2,576   Dine Brands Global, Inc.                                                               246
      6,274   Domino's Pizza, Inc.                                                                 1,746
      1,333   Duluth Holdings, Inc. "B"(d)                                                            18
     12,619   Dunkin'Brands Group, Inc.                                                            1,005
      3,382   El Pollo Loco Holdings, Inc.(d)                                                         36
     12,371   Express, Inc.(d)                                                                        34
      8,094   EZCORP, Inc. "A"(d)                                                                     77
      1,894   Famous Dave's of America, Inc.(d)                                                        8
      4,111   Fiesta Restaurant Group, Inc.(d)                                                        54
      6,587   FirstCash, Inc.                                                                        659
      8,539   Five Below, Inc.(d)                                                                  1,025
      8,840   Floor & Decor Holdings, Inc. "A"(d)                                                    370
        998   Foundation Building Materials, Inc.(d)                                                  18
      6,453   Francesca's Holdings Corp.(d),(e)                                                        3
      4,994   Fred's, Inc. "A"(d),(e)                                                                  2
      4,427   Freshpet, Inc.(d)                                                                      202
      1,794   Gaia, Inc.(d),(e)                                                                       14
     15,760   GameStop Corp. "A"                                                                      86
      2,377   Genesco, Inc.(d)                                                                       101
      4,803   GMS, Inc.(d)                                                                           106
     10,229   GNC Holdings, Inc. "A"(d),(e)                                                           15
      2,692   Group 1 Automotive, Inc.                                                               220
      7,687   Guess?, Inc.                                                                           124
      2,486   Habit Restaurants, Inc. "A"(d)                                                          26
      3,228   Haverty Furniture Companies, Inc.                                                       55
      3,484   Hibbett Sports, Inc.(d)                                                                 63
      4,126   J Alexander's Holdings, Inc.(d)                                                         46
      1,051   J. Jill, Inc.                                                                            2
      3,944   Jack in the Box, Inc.                                                                  321
     46,484   JC Penney Co., Inc.(d),(e)                                                              53
      2,707   Kirkland's, Inc.(d)                                                                      6
      7,437   La-Z-Boy, Inc.                                                                         228
      3,346   Lithia Motors, Inc. "A"                                                                397
      5,639   Luby's, Inc.(d)                                                                          6
     15,978   Lululemon Athletica, Inc.(d)                                                         2,879
      4,057   Lumber Liquidators Holdings, Inc.(d),(e)                                                47
      4,129   MarineMax, Inc.(d)                                                                      68
     13,809   Michaels Companies, Inc.(d)                                                            120
      2,476   Movado Group, Inc.                                                                      67
      6,871   MSC Industrial Direct Co., Inc. "A"                                                    510
     10,093   National Vision Holdings, Inc.(d)                                                      310
      8,584   Noodles & Co.(d)                                                                        68

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                                                  PORTFOLIO OF INVESTMENTS |  11

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
--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      8,511   Nu Skin Enterprises, Inc. "A"                                                     $    420
     84,454   Office Depot, Inc.                                                                     174
      7,993   Ollie's Bargain Outlet Holdings, Inc.(d)                                               696
      2,864   Papa John's International, Inc.(e)                                                     128
      7,972   Party City Holdco, Inc.(d)                                                              58
      1,900   PC Connection, Inc.                                                                     66
      1,516   PCM, Inc.(d)                                                                            53
      5,762   Penske Automotive Group, Inc.                                                          273
      3,075   PetIQ, Inc.(d)                                                                         101
      3,455   PetMed Express, Inc.(e)                                                                 54
        645   Pier 1 Imports, Inc.(d),(e)                                                              5
      4,799   Potbelly Corp.(d)                                                                       24
      3,440   PriceSmart, Inc.                                                                       176
     61,125   Qurate Retail, Inc.(d)                                                                 757
      1,864   Red Robin Gourmet Burgers, Inc.(d)                                                      57
      4,526   Regis Corp.(d)                                                                          75
      2,478   RH(d)                                                                                  286
      8,463   Rite Aid Corp.(d),(e)                                                                   68
      4,324   Rush Enterprises, Inc. "A"                                                             158
        684   Rush Enterprises, Inc. "B"                                                              25
      4,841   Ruth's Hospitality Group, Inc.                                                         110
     18,459   Sally Beauty Holdings, Inc.(d)                                                         246
      3,736   Shake Shack, Inc. "A"(d)                                                               270
      2,381   Shoe Carnival, Inc.(e)                                                                  66
      8,020   Signet Jewelers Ltd.                                                                   143
      4,134   Sonic Automotive, Inc. "A"                                                              97
      4,298   Sportsman's Warehouse Holdings, Inc.(d)                                                 16
      4,672   Stage Stores, Inc.                                                                       4
      4,383   Stein Mart, Inc.(d)                                                                      4
      7,130   Tailored Brands, Inc.                                                                   41
     10,098   Texas Roadhouse, Inc.                                                                  542
      5,605   Tile Shop Holdings, Inc.                                                                22
      2,102   Tilly's, Inc. "A"                                                                       16
      6,404   Tuesday Morning Corp.(d)                                                                11
     10,489   Urban Outfitters, Inc.(d)                                                              239
      3,075   Vera Bradley, Inc.(d)                                                                   37
      3,693   Vitamin Shoppe, Inc.(d)                                                                 15
      8,978   Waitr Holdings, Inc.(d),(e)                                                             56
     28,430   Wendy's Co.                                                                            557
     12,189   Williams-Sonoma, Inc.                                                                  792
      4,245   Wingstop, Inc.                                                                         402
        437   Winmark Corp.                                                                           76
     10,630   World Fuel Services Corp.                                                              382
      2,839   Zumiez, Inc.(d)                                                                         74
                                                                                                --------
                                                                                                  29,199
                                                                                                --------
STORAGE/WAREHOUSING (0.0%)
      6,455   Mobile Mini, Inc.                                                                      196
                                                                                                --------
TEXTILES (0.1%)
      2,014   Culp, Inc.                                                                              38
      2,900   Dixie Group, Inc.(d)                                                                     2
      2,823   Forward Industries, Inc.(d)                                                              3
      2,344   UniFirst Corp.                                                                         442
                                                                                                --------
                                                                                                     485
                                                                                                --------
TOYS/GAMES/HOBBIES (0.1%)
      2,816   Funko, Inc. "A"(d),(e)                                                                  68
     49,730   Mattel, Inc.(d),(e)                                                                    558
                                                                                                --------
                                                                                                     626
                                                                                                --------
              Total Consumer, Cyclical                                                            91,173
                                                                                                --------
CONSUMER, NON-CYCLICAL (19.6%)
-----------------------------
AGRICULTURE (0.3%)
     10,809   22nd Century Group, Inc.(d),(e)                                                         23
        610   Alico, Inc.                                                                             18
      3,787   Andersons, Inc.                                                                        103
     21,275   Bunge Ltd.                                                                           1,185
      4,834   Cadiz, Inc.(d),(e)                                                                      54
     25,160   Darling Ingredients, Inc.(d)                                                           500
      2,404   Limoneira Co.                                                                           48
      1,357   Pyxus International, Inc.(d),(e)                                                        21
      3,190   Tejon Ranch Co.(d)                                                                      53
      1,323   Turning Point Brands, Inc.                                                              65
      3,820   Universal Corp.                                                                        232
     18,008   Vector Group Ltd.                                                                      176
                                                                                                --------
                                                                                                   2,478
                                                                                                --------

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
BEVERAGES (0.3%)
      1,326   Boston Beer Co., Inc. "A"(d)                                                      $    501
        720   Coca-Cola Consolidated, Inc.                                                           216
      1,760   Craft Brew Alliance, Inc.(d)                                                            25
      1,660   Farmer Brothers Co.(d)                                                                  27
     27,732   Keurig Dr Pepper, Inc.                                                                 801
      1,817   MGP Ingredients, Inc.(e)                                                               121
      1,810   National Beverage Corp.(e)                                                              81
     10,996   New Age Beverages Corp.(d),(e)                                                          51
      4,659   Primo Water Corp.(d)                                                                    57
      2,312   Willamette Valley Vineyards, Inc.(d)                                                    16
                                                                                                --------
                                                                                                   1,896
                                                                                                --------
BIOTECHNOLOGY (4.0%)
        379   Advaxis, Inc.(d)                                                                         1
      4,376   Abeona Therapeutics, Inc.(d)                                                            21
     17,343   ACADIA Pharmaceuticals, Inc.(d)                                                        464
      6,646   Acceleron Pharma, Inc.(d)                                                              273
     18,775   Achillion Pharmaceuticals, Inc.(d)                                                      50
      6,967   Acorda Therapeutics, Inc.(d)                                                            53
      8,447   Actinium Pharmaceuticals, Inc.(d)                                                        2
     11,101   ADMA Biologics, Inc.(d),(e)                                                             43
      4,726   Aduro Biotech, Inc.(d)                                                                   7
      8,035   Adverum Biotechnologies, Inc.(d)                                                        96
      7,157   Aevi Genomic Medicine, Inc.(d)                                                           1
     11,520   Agenus, Inc.(d)                                                                         35
      2,541   AgeX Therapeutics, Inc.(d),(e)                                                           9
         72   Akero Therapeutics, Inc.(d)                                                              1
      1,295   Albireo Pharma, Inc.(d)                                                                 42
     10,702   Alder Biopharmaceuticals, Inc.(d)                                                      126
      2,978   Aldeyra Therapeutics, Inc.(d)                                                           18
      1,098   Allakos, Inc.(d),(e)                                                                    48
      2,927   Allogene Therapeutics, Inc.(d),(e)                                                      79
     14,694   Alnylam Pharmaceuticals, Inc.(d)                                                     1,066
      5,495   AMAG Pharmaceuticals, Inc.(d)                                                           55
     37,300   Amicus Therapeutics, Inc.(d)                                                           465
      3,717   AnaptysBio, Inc.(d)                                                                    210
      8,408   Anavex Life Sciences Corp.(d),(e)                                                       28
      1,215   ANI Pharmaceuticals, Inc.(d)                                                           100
      6,534   Apellis Pharmaceuticals, Inc.(d)                                                       166
      2,151   Applied Genetic Technologies Corp.(d)                                                    8
      1,613   Applied Therapeutics, Inc.(d)                                                           13
      2,249   Aptevo Therapeutics, Inc.(d)                                                             2
        323   Aptinyx, Inc.(d)                                                                         1
      4,787   Aratana Therapeutics, Inc.(d)                                                           25
        561   Aravive, Inc.(d)                                                                         3
      3,200   Arcus Biosciences, Inc.(d)                                                              25
      3,216   Ardelyx, Inc.(d)                                                                         9
      7,961   Arena Pharmaceuticals, Inc.(d)                                                         467
     14,883   ArQule, Inc.(d)                                                                        164
     14,329   Arrowhead Pharmaceuticals, Inc.(d)                                                     380
      2,704   Assembly Biosciences, Inc.(d)                                                           36
      7,504   Atara Biotherapeutics, Inc.(d)                                                         151
     16,987   Athersys, Inc.(d),(e)                                                                   29
      5,548   Audentes Therapeutics, Inc.(d)                                                         210
     13,305   AVEO Pharmaceuticals, Inc.(d),(e)                                                        9
      5,102   Avid Bioservices, Inc.(d)                                                               29
        877   Avrobio, Inc.(d)                                                                        14
     14,777   BioCryst Pharmaceuticals, Inc.(d)                                                       56
      5,414   Biohaven Pharmaceutical Holding Co. Ltd.(d)                                            237
     27,536   BioMarin Pharmaceutical, Inc.(d)                                                     2,358
      3,072   Bio-Rad Laboratories, Inc. "A"(d)                                                      960
     25,411   BioTime, Inc.(d),(e)                                                                    28
      8,458   Bluebird Bio, Inc.(d),(e)                                                            1,076

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                                                  PORTFOLIO OF INVESTMENTS |  13

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
--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      7,770   Blueprint Medicines Corp.(d)                                                      $    733
      3,854   BrainStorm Cell Therapeutics, Inc.(d)                                                   15
         72   Bridgebio Pharma, Inc.(d)                                                                2
      5,271   Calithera Biosciences, Inc.(d)                                                          21
      1,028   Calyxt, Inc.(d)                                                                         13
      5,109   Cambrex Corp.(d)                                                                       239
        166   Capricor Therapeutics, Inc.(d)                                                           1
      4,726   Cara Therapeutics, Inc.(d),(e)                                                         102
      7,740   CASI Pharmaceuticals, Inc.(d)                                                           25
        969   Celldex Therapeutics, Inc.(d)                                                            3
      3,637   CEL-SCI Corp.(d)                                                                        30
      8,318   ChemoCentryx, Inc.(d)                                                                   77
      3,640   ChromaDex Corp.(d)                                                                      17
      4,842   Clearside Biomedical, Inc.(d),(e)                                                        5
      2,800   Cleveland BioLabs, Inc.(d)                                                               4
      6,587   Cohbar, Inc.(d),(e)                                                                     11
     15,199   ContraFect Corp.(d)                                                                      8
         32   ContraVir Pharmaceuticals, Inc.(d)                                                       -
         71   Cortexyme, Inc.(d)                                                                       3
      1,475   Crinetics Pharmaceuticals, Inc.(d)                                                      37
     10,286   CTI BioPharma Corp.(d),(e)                                                               9
      1,500   Cue Biopharma, Inc.(d)                                                                  13
      3,831   Curis, Inc.(d)                                                                           7
      9,939   Cymabay Therapeutics, Inc.(d)                                                           71
      7,638   CytomX Therapeutics, Inc.(d)                                                            86
      7,637   CytRx Corp.(d)                                                                           3
      2,449   Deciphera Pharmaceuticals, Inc.(d)                                                      55
     10,651   Denali Therapeutics, Inc.(d)                                                           221
      7,676   Dicerna Pharmaceuticals, Inc.(d)                                                       121
      2,229   Dyadic International, Inc.(d)                                                           14
      8,647   Dynavax Technologies Corp.(d),(e)                                                       34
      6,869   Editas Medicine, Inc.(d)                                                               170
        832   Eidos Therapeutics, Inc.(d)                                                             26
      2,673   Eiger BioPharmaceuticals, Inc.(d)                                                       28
      7,086   Emergent BioSolutions, Inc.(d)                                                         342
      8,028   Enzo Biochem, Inc.(d)                                                                   27
     10,662   Epizyme, Inc.(d)                                                                       134
        751   Equillium, Inc.(d),(e)                                                                   4
      3,928   Esperion Therapeutics, Inc.(d)                                                         183
        741   Evelo Biosciences, Inc.(d),(e)                                                           7
      1,481   Evolus, Inc.(d),(e)                                                                     22
     19,672   Exact Sciences Corp.(d)                                                              2,322
     46,380   Exelixis, Inc.(d)                                                                      991
      6,822   EyePoint Pharmaceuticals, Inc.(d)                                                       11
      9,491   Fate Therapeutics, Inc.(d)                                                             193
     11,522   FibroGen, Inc.(d)                                                                      521
      4,356   Five Prime Therapeutics, Inc.(d)                                                        26
      2,196   Flex Pharma, Inc.(d)                                                                     1
        745   Forty Seven, Inc.(d)                                                                     8
        489   Genocea Biosciences, Inc.(d)                                                             2
     25,126   Geron Corp.(d),(e)                                                                      35
      5,466   GlycoMimetics, Inc.(d)                                                                  65
      2,509   Gossamer Bio, Inc.(d)                                                                   56
      5,434   Guardant Health, Inc.(d)                                                               469
     19,318   Halozyme Therapeutics, Inc.(d)                                                         332
      6,840   Harvard Bioscience, Inc.(d)                                                             14
      4,000   Helius Medical Technologies, Inc.(d),(e)                                                 9
      5,356   Homology Medicines, Inc.(d)                                                            105
      2,101   iBio, Inc.(d)                                                                            1
      3,299   Idera Pharmaceuticals, Inc.(d)                                                           9
         94   Immunic, Inc.(d)                                                                         1
     22,945   ImmunoGen, Inc.(d)                                                                      50
     25,792   Immunomedics, Inc.(d),(e)                                                              358

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      7,013   Infinity Pharmaceuticals, Inc.(d)                                                 $     13
     10,270   Innoviva, Inc.(d)                                                                      150
     15,084   Inovio Pharmaceuticals, Inc.(d),(e)                                                     44
     13,161   Insmed, Inc.(d)                                                                        337
      3,589   Intercept Pharmaceuticals, Inc.(d)                                                     286
      9,391   Intrexon Corp.(d)                                                                       72
     21,353   Ionis Pharmaceuticals, Inc.(d)                                                       1,372
     18,390   Iovance Biotherapeutics, Inc.(d)                                                       451
      4,442   IVERIC bio, Inc.(d)                                                                      6
         66   Kaleido Biosciences, Inc.(d)                                                             1
         36   Karuna Therapeutics, Inc.(d)                                                             1
      8,479   Karyopharm Therapeutics, Inc.(d)                                                        51
      4,202   KemPharm, Inc.(d)                                                                        7
      1,492   Kezar Life Sciences, Inc.(d)                                                            11
      5,720   Kindred Biosciences, Inc.(d)                                                            48
      1,431   Kiniksa Pharmaceuticals Ltd. "A"(d)                                                     19
      1,539   Krystal Biotech, Inc.(d)                                                                62
      6,848   Lexicon Pharmaceuticals, Inc.(d)                                                        43
      3,237   Ligand Pharmaceuticals, Inc.(d)                                                        369
      1,158   Liquidia Technologies, Inc.(d)                                                           9
      1,137   LogicBio Therapeutics, Inc.(d)                                                          15
      6,400   MacroGenics, Inc.(d)                                                                   109
      2,207   Magenta Therapeutics, Inc.(d)                                                           33
      4,900   Marker Therapeutics, Inc.(d),(e)                                                        39
     11,213   Matinas BioPharma Holdings, Inc.(d),(e)                                                 10
     10,769   Medicines Co.(d),(e)                                                                   393
      8,459   MEI Pharma, Inc.(d)                                                                     21
        900   Menlo Therapeutics, Inc.(d)                                                              5
      2,006   Merrimack Pharmaceuticals, Inc.(d)                                                      12
      4,466   Mersana Therapeutics, Inc.(d)                                                           18
        996   Molecular Templates, Inc.(d)                                                             8
      2,155   Mustang Bio, Inc.(d)                                                                     8
     12,166   Myriad Genetics, Inc.(d)                                                               338
      4,139   NantKwest, Inc.(d),(e)                                                                   4
     15,477   NeoGenomics, Inc.(d)                                                                   340
        324   Neon Therapeutics, Inc.(d)                                                               2
      1,335   Neuralstem, Inc.(d)                                                                      -
      3,137   NewLink Genetics Corp.(d)                                                                5
         70   NextCure, Inc.(d)                                                                        1
         69   NGM Biopharmaceuticals, Inc.(d),(e)                                                      1
      2,839   Novavax, Inc.(d),(e)                                                                    17
        164   Novus Therapeutics, Inc.(d)                                                              -
      6,534   Omeros Corp.(d),(e)                                                                    102
        478   Oncocyte Corp.(d)                                                                        1
      3,414   OncoMed Pharmaceuticals, Inc.(a),(b),(c),(d)                                             -
        254   Oncternal Therapeutics, Inc.(a),(b),(c),(d)                                              -
        254   Oncternal Therapeutics, Inc.(d)                                                          2
      1,993   Organogenesis Holdings, Inc.(d)                                                         15
     12,913   Organovo Holdings, Inc.(d),(e)                                                           7
      1,055   Osmotica Pharmaceuticals plc(d)                                                          4
      4,226   Otonomy, Inc.(d)                                                                        12
     21,655   Pacific Biosciences of California, Inc.(d)                                             131
     23,498   Palatin Technologies, Inc.(d),(e)                                                       27
     23,556   PDL BioPharma, Inc.(d)                                                                  74
      3,872   Pfenex, Inc.(d)                                                                         26
      3,141   PolarityTE, Inc.(d)                                                                     18
        338   Precision BioSciences, Inc.(d)                                                           4
      6,403   Prothena Corp. plc(d)                                                                   68
      2,105   Provention Bio, Inc.(d)                                                                 25
      8,165   PTC Therapeutics, Inc.(d)                                                              367
      4,673   Puma Biotechnology, Inc.(d)                                                             59
      6,378   Radius Health, Inc.(d)                                                                 155

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                                                  PORTFOLIO OF INVESTMENTS |  15

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
--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      4,515   REGENXBIO, Inc.(d)                                                                $    232
        769   Replimune Group, Inc.(d),(e)                                                            11
      1,918   resTORbio, Inc.(d)                                                                      20
      6,278   Retrophin, Inc.(d)                                                                     126
        373   Rexahn Pharmaceuticals, Inc.(d)                                                          2
     23,395   Rigel Pharmaceuticals, Inc.(d)                                                          61
      6,922   Rocket Pharmaceuticals, Inc.(d)                                                        104
      2,908   Rubius Therapeutics, Inc.(d),(e)                                                        46
      7,728   Sage Therapeutics, Inc.(d)                                                           1,415
     16,243   Sangamo Therapeutics, Inc.(d)                                                          175
      5,254   Savara, Inc.(d)                                                                         12
      1,608   Scholar Rock Holding Corp.(d)                                                           25
     16,297   Seattle Genetics, Inc.(d)                                                            1,128
         41   Seelos Therapeutics, Inc.(d)                                                             -
         41   Seelos Therapeutics, Inc.(a),(c),(d)                                                     -
      5,322   Selecta Biosciences, Inc.(d)                                                             9
      2,502   Sienna Biopharmaceuticals, Inc.(d),(e)                                                   2
      1,977   Solid Biosciences, Inc.(d)                                                              11
     10,396   Sorrento Therapeutics, Inc.(d),(e)                                                      28
      5,056   Spark Therapeutics, Inc.(d)                                                            518
      5,320   Stemline Therapeutics, Inc.(d)                                                          81
        167   Stoke Therapeutics, Inc.(d)                                                              5
      2,343   Sunesis Pharmaceuticals, Inc.(d)                                                         2
      2,311   Syndax Pharmaceuticals, Inc.(d)                                                         21
      4,000   Synlogic, Inc.(d)                                                                       36
        385   Synthetic Biologics, Inc.(d)                                                             -
      1,629   Synthorx, Inc.(d)                                                                       22
         94   Tenax Therapeutics, Inc.(d)                                                              -
      6,417   Theravance Biopharma, Inc.(d),(e)                                                      105
      2,707   Tocagen, Inc.(d)                                                                        18
      4,165   Translate Bio, Inc.(d)                                                                  53
        761   TransMedics Group, Inc.(d),(e)                                                          22
         76   Trovagene, Inc.(d)                                                                       -
      3,314   Twist Bioscience Corp.(d)                                                               96
     15,655   Tyme Technologies, Inc.(d)                                                              19
      8,065   Ultragenyx Pharmaceutical, Inc.(d)                                                     512
      6,749   United Therapeutics Corp.(d)                                                           527
        148   UNITY Biotechnology, Inc.(d)                                                             1
      3,680   Vaccinex, Inc.(d)                                                                       20
        834   Vaxart, Inc.(d)                                                                          1
     25,460   VBI Vaccines, Inc.(d)                                                                   30
      4,395   Veracyte, Inc.(d)                                                                      125
     11,945   Verastem, Inc.(d),(e)                                                                   18
      7,335   Vericel Corp.(d)                                                                       139
      2,976   Vical, Inc.(d)                                                                           3
      7,153   Viking Therapeutics, Inc.(d),(e)                                                        59
      6,405   VolitionRX Ltd.(d)                                                                      20
      2,712   WaVe Life Sciences Ltd.(d)                                                              71
      1,262   X4 Pharmaceuticals, Inc.(d)                                                             19
      3,229   XBiotech, Inc.(d)                                                                       24
      1,214   XOMA Corp.(d),(e)                                                                       18
        233   Yield10 Bioscience, Inc.(d)                                                              -
        767   Y-mAbs Therapeutics, Inc.(d)                                                            18
     22,182   ZIOPHARM Oncology, Inc.(d),(e)                                                         129
                                                                                                --------
                                                                                                  30,218
                                                                                                --------
COMMERCIAL SERVICES (5.7%)
      8,757   2U, Inc.(d)                                                                            330
     10,367   Aaron's, Inc.                                                                          637
     10,139   ABM Industries, Inc.                                                                   406
      8,239   Acacia Research Corp.(d)                                                                24
      8,645   Adtalem Global Education, Inc.(d)                                                      389
      1,139   AMERCO                                                                                 431
      2,731   American Public Education, Inc.(d)                                                      81
      6,833   AMN Healthcare Services, Inc.(d)                                                       371

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16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      6,901   ARC Document Solutions, Inc.(d)                                                   $     14
     10,347   Arlo Technologies, Inc.(d)                                                              41
      2,129   Ascent Capital Group, Inc. "A"(d)                                                        2
      8,174   ASGN, Inc.(d)                                                                          495
      6,733   Avalara, Inc.(d)                                                                       486
      9,347   Avis Budget Group, Inc.(d)                                                             329
      1,189   Barrett Business Services, Inc.                                                         98
      2,295   BG Staffing, Inc.                                                                       43
     21,196   Booz Allen Hamilton Holding Corp.                                                    1,403
      8,979   Bright Horizons Family Solutions, Inc.(d)                                            1,355
      7,429   Brink's Co.                                                                            603
      2,930   CAI International, Inc.(d)                                                              73
      5,924   Cardtronics plc "A"(d)                                                                 162
      3,961   Care.com, Inc.(d)                                                                       43
     10,687   Career Education Corp.(d)                                                              204
      2,462   Carriage Services, Inc.                                                                 47
      1,734   Cass Information Systems, Inc.                                                          84
      9,058   CBIZ, Inc.(d)                                                                          177
     15,317   Chegg, Inc.(d)                                                                         591
      1,741   Collectors Universe, Inc.                                                               37
        245   Computer Task Group, Inc.(d)                                                             1
     12,426   CoreLogic, Inc.(d)                                                                     520
      1,388   CorVel Corp.(d)                                                                        121
      5,526   CoStar Group, Inc.(d)                                                                3,062
      1,412   CRA International, Inc.                                                                 54
      5,168   Cross Country Healthcare, Inc.(d)                                                       48
      4,083   Emerald Expositions Events, Inc.                                                        46
      3,906   Ennis, Inc.                                                                             80
      7,906   Euronet Worldwide, Inc.(d)                                                           1,330
      9,459   EVERTEC, Inc.                                                                          309
      4,220   Evo Payments, Inc. "A"(d)                                                              133
      1,630   Forrester Research, Inc.                                                                77
      2,677   Franklin Covey Co.(d)                                                                   91
      5,635   FTI Consulting, Inc.(d)                                                                472
      2,813   GP Strategies Corp.(d)                                                                  42
        657   Graham Holdings Co. "B"                                                                453
      7,366   Grand Canyon Education, Inc.(d)                                                        862
      7,093   Green Dot Corp. "A"(d)                                                                 347
      6,680   GreenSky, Inc. "A"(d),(e)                                                               82
      4,211   Hackett Group, Inc.                                                                     71
     11,862   Harsco Corp.(d)                                                                        326
     11,747   Healthcare Services Group, Inc.                                                        356
      8,298   HealthEquity, Inc.(d)                                                                  543
      2,753   Heidrick & Struggles International, Inc.                                                83
      3,771   Herc Holdings, Inc.(d)                                                                 173
     12,047   Hertz Global Holdings, Inc.(d),(e)                                                     192
      5,778   Hill International, Inc.(d)                                                             16
     13,041   HMS Holdings Corp.(d)                                                                  422
        749   Hudson Global, Inc.(d)                                                                   9
      3,240   Huron Consulting Group, Inc.(d)                                                        163
      2,071   I3 Verticals, Inc. "A"(d)                                                               61
      3,065   ICF International, Inc.                                                                223
      3,470   Information Services Group, Inc.(d)                                                     11
      5,760   Insperity, Inc.                                                                        704
      5,181   International Money Express, Inc.(d)                                                    73
      5,636   K12, Inc.(d)                                                                           171
      4,059   Kelly Services, Inc. "A"                                                               106
      3,147   Kforce, Inc.                                                                           110
      8,860   Korn Ferry                                                                             355
     11,546   Laureate Education, Inc. "A"(d)                                                        181
     10,562   LiveRamp Holdings, Inc.(d)                                                             512
      6,424   LSC Communications, Inc.                                                                24
     12,103   Macquarie Infrastructure Corp.                                                         491
      9,132   ManpowerGroup, Inc.                                                                    882
      4,866   Matthews International Corp. "A"                                                       170
      1,774   Medifast, Inc.                                                                         228
      5,436   MoneyGram International, Inc.(d)                                                        13

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      5,194   Monro, Inc.                                                                       $    443
      2,851   Morningstar, Inc.                                                                      412
      1,716   National Research Corp.                                                                 99
      6,030   Navigant Consulting, Inc.                                                              140
      2,444   Odyssey Marine Exploration, Inc.(d)                                                     14
      4,728   Paylocity Holding Corp.(d)                                                             444
      4,111   PFSweb, Inc.(d)                                                                         17
      6,115   PRGX Global, Inc.(d)                                                                    41
      4,359   Quad/Graphics, Inc.                                                                     34
      6,867   Rent-A-Center, Inc.(d)                                                                 183
      4,605   Resources Connection, Inc.                                                              74
      3,678   Rosetta Stone, Inc.(d)                                                                  84
     10,646   RR Donnelley & Sons Co.                                                                 21
     41,283   Sabre Corp.                                                                            916
      2,543   SEACOR Marine Holdings, Inc.(d)                                                         38
     27,645   Service Corp. International                                                          1,293
     20,424   ServiceMaster Global Holdings, Inc.(d)                                               1,064
     10,518   ServiceSource International, Inc.(d)                                                    10
        894   ShotSpotter, Inc.(d),(e)                                                                40
      4,639   Sotheby's(d)                                                                           270
      2,950   SP Plus Corp.(d)                                                                        94
      3,165   SPAR Group, Inc.(d)                                                                      2
     48,180   Square, Inc. "A"(d)                                                                  3,495
      3,221   Strategic Education, Inc.                                                              573
      4,703   Team, Inc.(d)                                                                           72
     28,269   TransUnion                                                                           2,078
      6,633   TriNet Group, Inc.(d)                                                                  450
      6,460   TrueBlue, Inc.(d)                                                                      143
      3,377   Universal Technical Institute, Inc.(d)                                                  12
      1,852   Vectrus, Inc.(d)                                                                        75
      3,107   Viad Corp.                                                                             206
      5,913   Weight Watchers International, Inc.(d)                                                 113
      6,546   WEX, Inc.(d)                                                                         1,362
      1,423   Willdan Group, Inc.(d)                                                                  53
     47,204   Worldpay, Inc. "A"(d)                                                                5,785
                                                                                                --------
                                                                                                  43,905
                                                                                                --------
COSMETICS/PERSONAL CARE (0.1%)
     65,408   Avon Products, Inc.(d)                                                                 254
      8,298   Edgewell Personal Care Co.(d)                                                          223
      3,912   elf Beauty, Inc.(d)                                                                     55
      2,513   Inter Parfums, Inc.                                                                    167
      1,899   Revlon, Inc. "A"(d),(e)                                                                 37
                                                                                                --------
                                                                                                     736
                                                                                                --------
FOOD (1.2%)
        136   AquaBounty Technologies, Inc.(d)                                                         -
     10,478   B&G Foods, Inc.(e)                                                                     218
      1,325   Beyond Meat, Inc.(d),(e)                                                               213
        733   Blue Apron Holdings, Inc. "A"(d)                                                         5
      2,423   Calavo Growers, Inc.                                                                   234
      4,515   Cal-Maine Foods, Inc.                                                                  188
      3,358   Chefs' Warehouse, Inc.(d)                                                              118
     13,709   Dean Foods Co.                                                                          13
     28,126   Flowers Foods, Inc.                                                                    655
      4,163   Fresh Del Monte Produce, Inc.                                                          112
     13,796   Hain Celestial Group, Inc.(d)                                                          302
     17,115   Hostess Brands, Inc.(d)                                                                247
      4,100   HQ Sustainable Maritime Industries, Inc.(a),(b),(c),(d)                                  -
      2,303   Ingles Markets, Inc. "A"                                                                72
     10,308   Ingredion, Inc.                                                                        850
      2,381   J&J Snack Foods Corp.                                                                  383
      1,422   John B Sanfilippo & Son, Inc.                                                          113
      2,973   Lancaster Colony Corp.                                                                 442
      1,804   Lifeway Foods, Inc.(d)                                                                   7
        408   Nathan's Famous, Inc.                                                                   32
     16,065   Performance Food Group Co.(d)                                                          643
      8,014   Pilgrim's Pride Corp.(d)                                                               203
     10,214   Post Holdings, Inc.(d)                                                               1,062
      2,724   Rocky Mountain Chocolate Factory, Inc.                                                  23
      2,996   Sanderson Farms, Inc.                                                                  409
         38   Seaboard Corp.                                                                         157
      1,343   Seneca Foods Corp. "A"(d)                                                               37

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      7,497   Simply Good Foods Co.(d)                                                          $    181
      5,521   SpartanNash Co.                                                                         64
     18,031   Sprouts Farmers Market, Inc.(d)                                                        341
      2,947   Tootsie Roll Industries, Inc.(e)                                                       109
      8,575   TreeHouse Foods, Inc.(d)                                                               464
     32,633   U.S. Foods Holding Corp.(d)                                                          1,167
      7,684   United Natural Foods, Inc.(d)                                                           69
      1,095   Village Super Market, Inc. "A"                                                          29
      2,324   Weis Markets, Inc.                                                                      85
                                                                                                --------
                                                                                                   9,247
                                                                                                --------
HEALTHCARE PRODUCTS (3.1%)
      4,620   Accelerate Diagnostics, Inc.(d),(e)                                                    106
     12,884   Accuray, Inc.(d)                                                                        50
         72   Adaptive Biotechnologies Corp.(d)                                                        4
      1,899   Alphatec Holdings, Inc.(d)                                                               9
      6,101   AngioDynamics, Inc.(d)                                                                 120
      4,719   Apyx Medical Corp.(d)                                                                   32
      5,376   AtriCure, Inc.(d)                                                                      160
        224   Atrion Corp.                                                                           191
      7,046   Avanos Medical, Inc. (d)                                                               307
     33,441   Avantor, Inc.(d)                                                                       638
        151   Avedro, Inc.(d)                                                                          3
      4,935   AxoGen, Inc.(d)                                                                         98
      1,251   Axonics Modulation Technologies, Inc.(d)                                                51
      2,225   Biolase, Inc.(d)                                                                         3
      1,585   BioLife Solutions, Inc.(d)                                                              27
      5,848   Bio-Techne Corp.                                                                     1,219
      5,151   BioTelemetry, Inc.(d)                                                                  248
     15,403   Bruker Corp.                                                                           769
      5,588   Cantel Medical Corp.                                                                   451
      5,198   Cardiovascular Systems, Inc.(d)                                                        223
      5,864   CareDx, Inc.(d)                                                                        211
        859   Celcuity, Inc.(d)                                                                       22
     22,365   Cerus Corp.(d)                                                                         126
      2,529   Chembio Diagnostics, Inc.(d)                                                            15
      9,504   Conformis, Inc.(d)                                                                      41
      4,165   CONMED Corp.                                                                           356
     20,807   Corindus Vascular Robotics, Inc.(d)                                                     62
      4,639   CryoLife, Inc.(d)                                                                      139
      2,275   Cutera, Inc.(d)                                                                         47
        259   Cytori Therapeutics, Inc.(d)                                                             -
      4,303   CytoSorbents Corp.(d)                                                                   28
      1,288   Endologix, Inc.(d)                                                                       9
      1,417   FONAR Corp.(d)                                                                          31
      7,790   GenMark Diagnostics, Inc.(d)                                                            51
      3,465   Genomic Health, Inc.(d)                                                                202
      4,900   Glaukos Corp.(d)                                                                       369
     11,083   Globus Medical, Inc. "A"(d)                                                            469
      7,922   Haemonetics Corp.(d)                                                                   953
      4,668   Hanger, Inc.(d)                                                                         89
     10,357   Hill-Rom Holdings, Inc.                                                              1,084
      2,498   ICU Medical, Inc.(d)                                                                   629
      2,775   Inogen, Inc.(d)                                                                        185
      1,393   Inspire Medical Systems, Inc.(d)                                                        85
      9,111   Insulet Corp.(d)                                                                     1,088
      4,501   Integer Holdings Corp.(d)                                                              378
     10,908   Integra LifeSciences Holdings Corp.(d)                                                 609
      4,481   Intersect ENT, Inc.(d)                                                                 102
      4,891   Invacare Corp.                                                                          25
        230   InVivo Therapeutics Holdings Corp.(d)                                                    -
      3,444   iRhythm Technologies, Inc.(d)                                                          272
     15,938   IsoRay, Inc.(d)                                                                          7
      5,944   Lantheus Holdings, Inc.(d)                                                             168
      2,222   LeMaitre Vascular, Inc.                                                                 62
      7,380   LivaNova plc(d)                                                                        531
      6,445   Luminex Corp.                                                                          133
      7,354   Masimo Corp.(d)                                                                      1,094
      6,734   Meridian Bioscience, Inc.                                                               80

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      8,401   Merit Medical Systems, Inc.(d)                                                    $    500
         16   Microbot Medical, Inc.(d)                                                                -
        914   Misonix, Inc.(d)                                                                        23
      4,833   NanoString Technologies, Inc.(d)                                                       147
      5,169   Natus Medical, Inc.(d)                                                                 133
      4,286   Nevro Corp.(d)                                                                         278
      7,914   NuVasive, Inc.(d)                                                                      463
      4,331   Nuvectra Corp.(d)                                                                       15
     59,668   OPKO Health, Inc.(d),(e)                                                               146
      9,831   OraSure Technologies, Inc.(d)                                                           91
      2,789   Orthofix Medical, Inc.(d)                                                              148
      1,149   OrthoPediatrics Corp.(d)                                                                45
     13,000   Patterson Companies, Inc.                                                              298
      4,848   Penumbra, Inc.(d)                                                                      776
        522   Pulse Biosciences, Inc.(d)                                                               7
      3,557   Quanterix Corp.(d)                                                                     120
      5,240   Quidel Corp.(d)                                                                        311
      6,366   Repligen Corp.(d)                                                                      547
      4,605   Retractable Technologies, Inc.(d)                                                        3
      7,565   Rockwell Medical, Inc.(d),(e)                                                           23
     10,112   RTI Surgical Holdings, Inc.(d)                                                          43
      1,779   SeaSpine Holdings Corp.(d)                                                              24
         34   Shockwave Medical, Inc.(d)                                                               2
      4,449   Sientra, Inc.(d)                                                                        27
         69   Silk Road Medical, Inc.(d)                                                               3
      4,334   STAAR Surgical Co.(d)                                                                  127
     12,951   STERIS plc(d)                                                                        1,928
      2,327   Surmodics, Inc.(d)                                                                     100
      4,053   T2 Biosystems, Inc.(d),(e)                                                               7
      2,732   Tactile Systems Technology, Inc.(d)                                                    156
      8,784   Tandem Diabetes Care, Inc.(d)                                                          567
     26,908   TransEnterix, Inc.(d),(e)                                                               37
        662   Utah Medical Products, Inc.                                                             63
      5,658   Varex Imaging Corp.(d)                                                                 173
      7,494   ViewRay, Inc.(d)                                                                        66
      1,837   Viveve Medical, Inc.(d)                                                                  1
     11,217   West Pharmaceutical Services, Inc.                                                   1,404
     17,910   Wright Medical Group N.V.(d)                                                           534
                                                                                                --------
                                                                                                  23,797
                                                                                                --------
HEALTHCARE-SERVICES (1.6%)
      2,226   AAC Holdings, Inc.(d)                                                                    2
     13,547   Acadia Healthcare Co., Inc.(d)                                                         473
      1,286   Addus HomeCare Corp.(d)                                                                 96
      4,454   Amedisys, Inc.(d)                                                                      541
      4,619   American Renal Associates Holdings, Inc.(d)                                             34
      3,346   Apollo Medical Holdings, Inc.(d)                                                        56
     28,172   Brookdale Senior Living, Inc.(d)                                                       203
      4,670   Capital Senior Living Corp.(d)                                                          24
     22,205   Catalent, Inc.(d)                                                                    1,204
        803   Catasys, Inc.(d)                                                                        15
      1,597   Cellular Biomedicine Group, Inc.(d)                                                     26
      7,392   Charles River Laboratories International, Inc.(d)                                    1,049
      2,486   Chemed Corp.                                                                           897
     17,321   Community Health Systems, Inc.(d)                                                       46
     15,180   Encompass Health Corp.                                                                 962
      7,613   Ensign Group, Inc.                                                                     433
     16,250   Five Star Senior Living, Inc.(d)                                                         8
      5,313   Genesis Healthcare, Inc.(d)                                                              7
     13,493   Invitae Corp.(d)                                                                       317
      1,163   Joint Corp(d)                                                                           21
      4,473   LHC Group, Inc.(d)                                                                     535
      3,731   Magellan Health, Inc.(d)                                                               277
     13,235   MEDNAX, Inc.(d)                                                                        334
      3,998   Medpace Holdings, Inc.(d)                                                              262
      5,343   Miragen Therapeutics, Inc.(d)                                                           11

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      9,558   Molina Healthcare, Inc.(d)                                                        $  1,368
      8,775   Natera, Inc.(d)                                                                        242
      1,472   National HealthCare Corp.                                                              119
      1,066   Neuronetics, Inc.(d)                                                                    13
      1,483   Providence Service Corp.(d)                                                             85
      1,320   Psychemedics Corp.                                                                      13
      4,330   Quorum Health Corp.(d)                                                                   6
     14,948   R1 RCM, Inc.(d)                                                                        188
      5,911   RadNet, Inc.(d)                                                                         82
     16,098   Select Medical Holdings Corp.(d)                                                       255
      1,254   SI-BONE, Inc.(d)                                                                        26
      3,215   Surgery Partners, Inc.(d)                                                               26
      9,327   Syneos Health, Inc.(d)                                                                 477
     10,667   Teladoc Health, Inc.(d)                                                                708
     12,189   Tenet Healthcare Corp.(d)                                                              252
      7,954   Tivity Health, Inc.(d)                                                                 131
      3,526   Triple-S Management Corp. "B"(d)                                                        84
      1,955   U.S. Physical Therapy, Inc.                                                            240
        643   Vapotherm, Inc.(d)                                                                      15
                                                                                                --------
                                                                                                  12,163
                                                                                                --------
HOUSEHOLD PRODUCTS/WARES (0.2%)
     16,442   ACCO Brands Corp.                                                                      129
      1,690   Central Garden & Pet Co.(d)                                                             46
      5,827   Central Garden & Pet Co. "A"(d)                                                        144
      1,461   CSS Industries, Inc.                                                                     7
      3,822   Helen of Troy Ltd.(d)                                                                  499
      5,075   Quanex Building Products Corp.                                                          96
      6,272   Spectrum Brands Holdings, Inc.                                                         337
      2,068   WD-40 Co.                                                                              329
                                                                                                --------
                                                                                                   1,587
                                                                                                --------
PHARMACEUTICALS (3.1%)
      6,998   AcelRx Pharmaceuticals, Inc.(d),(e)                                                     18
      3,985   Aclaris Therapeutics, Inc.(d)                                                            9
      4,307   Adamas Pharmaceuticals, Inc.(d)                                                         27
      4,970   Adamis Pharmaceuticals Corp.(d)                                                          6
      4,587   Aeglea BioTherapeutics, Inc.(d)                                                         31
      5,982   Aerie Pharmaceuticals, Inc.(d)                                                         177
      8,050   Agios Pharmaceuticals, Inc.(d)                                                         402
      5,551   Aimmune Therapeutics, Inc.(d)                                                          116
      2,216   Akcea Therapeutics, Inc.(d),(e)                                                         52
     15,341   Akebia Therapeutics, Inc.(d)                                                            74
     14,236   Akorn, Inc.(d)                                                                          73
      1,272   Alector, Inc.(d)                                                                        24
      7,469   Alimera Sciences, Inc.(d)                                                                7
     24,167   Alkermes plc(d)                                                                        545
         48   Altimmune, Inc.(d)                                                                       -
     10,889   Amneal Pharmaceuticals, Inc.(d)                                                         78
      5,565   Amphastar Pharmaceuticals, Inc.(d)                                                     117
      8,902   Ampio Pharmaceuticals, Inc.(d),(e)                                                       3
      2,272   Anika Therapeutics, Inc.(d)                                                             92
     26,095   Antares Pharma, Inc.(d)                                                                 86
      4,402   Aquinox Pharmaceuticals, Inc.(d)                                                        10
     33,612   Array BioPharma, Inc.(d)                                                             1,557
        964   Arvinas Holding Co., LLC(d)                                                             21
      9,157   Assertio Therapeutics, Inc.(d)                                                          32
      7,902   Athenex, Inc.(d)                                                                       156
        702   Axcella Health, Inc.(d)                                                                  7
      5,451   Axsome Therapeutics, Inc.(d),(e)                                                       140
      9,560   Bellicum Pharmaceuticals, Inc.(d)                                                       16
      8,009   BioDelivery Sciences International, Inc.(d)                                             37
         83   Bio-Path Holdings, Inc.(d)                                                               1

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     20,256   BioScrip, Inc.(d)                                                                 $     53
        943   BioSpecifics Technologies Corp.(d)                                                      56
      1,248   Cassava Sciences, Inc.(d)                                                                2
      1,426   Catalyst Biosciences, Inc.(d)                                                           11
     12,442   Catalyst Pharmaceuticals, Inc.(d)                                                       48
      3,310   Chiasma, Inc.(d)                                                                        25
      6,230   Chimerix, Inc.(d)                                                                       27
      8,681   Clovis Oncology, Inc.(d)                                                               129
      7,514   Coherus Biosciences, Inc.(d)                                                           166
      3,841   Collegium Pharmaceutical, Inc.(d)                                                       50
      4,930   Conatus Pharmaceuticals, Inc.(d)                                                         1
      2,663   Concert Pharmaceuticals, Inc.(d)                                                        32
      6,152   Corbus Pharmaceuticals Holdings, Inc.(d),(e)                                            43
     17,686   Corcept Therapeutics, Inc.(d)                                                          197
      1,517   CorMedix, Inc.(d)                                                                       14
      3,721   Corvus Pharmaceuticals, Inc.(d)                                                         14
      4,500   Cumberland Pharmaceuticals, Inc.(d)                                                     29
      2,249   Cyclerion Therapeutics, Inc.(d)                                                         26
      8,453   Cytokinetics, Inc.(d)                                                                   95
      5,933   Dermira, Inc.(d)                                                                        57
     13,950   DexCom, Inc.(d)                                                                      2,090
      8,127   Diplomat Pharmacy, Inc.(d)                                                              49
      1,914   Dova Pharmaceuticals, Inc.(d),(e)                                                       27
     19,556   Durect Corp.(d)                                                                         13
      2,098   Eagle Pharmaceuticals, Inc.(d)                                                         117
     55,688   Elanco Animal Health, Inc.(d)                                                        1,882
      2,953   Eloxx Pharmaceuticals, Inc.(d)                                                          29
      2,510   Enanta Pharmaceuticals, Inc.(d)                                                        212
     30,244   Endo International plc(d)                                                              125
      3,740   Evofem Biosciences, Inc.(d)                                                             25
        305   Fibrocell Science, Inc.(d)                                                               1
      5,440   Flexion Therapeutics, Inc.(d),(e)                                                       67
      6,807   Fortress Biotech, Inc.(d)                                                               10
      4,551   G1 Therapeutics, Inc.(d)                                                               140
      8,143   Galectin Therapeutics, Inc.(d),(e)                                                      34
      8,542   Global Blood Therapeutics, Inc.(d)                                                     449
      6,465   Gritstone Oncology, Inc.(d)                                                             72
        151   Harpoon Therapeutics, Inc.(d)                                                            2
      2,567   Harrow Health, Inc.(d)                                                                  22
        299   Heat Biologics, Inc.(d)                                                                  -
        130   Hemispherx Biopharma, Inc.(d)                                                            1
     15,468   Herbalife Nutrition Ltd.(d)                                                            661
     10,514   Heron Therapeutics, Inc.(d),(e)                                                        195
        963   Heska Corp.(d)                                                                          82
      1,354   Histogenics Corp.(d)                                                                     -
        175   Hookipa Pharma, Inc.(d)                                                                  1
     28,229   Horizon Therapeutics plc(d)                                                            679
      4,458   Intellia Therapeutics, Inc.(d)                                                          73
      8,486   Intra-Cellular Therapies, Inc.(d)                                                      110
     22,499   Ironwood Pharmaceuticals, Inc.(d)                                                      246
      9,315   Jazz Pharmaceuticals plc(d)                                                          1,328
        875   Jounce Therapeutics, Inc.(d)                                                             4
     21,253   Kadmon Holdings, Inc.(d)                                                                44
      7,313   Kala Pharmaceuticals, Inc.(d)                                                           47
      3,279   KalVista Pharmaceuticals, Inc.(d)                                                       73

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      2,306   Kodiak Sciences, Inc.(d)                                                          $     27
      6,101   Kura Oncology, Inc.(d)                                                                 120
      3,299   La Jolla Pharmaceutical Co.(d),(e)                                                      31
      4,569   Lannett Co., Inc.(d),(e)                                                                28
      3,491   Lifevantage Corp.(d)                                                                    45
      5,425   Lipocine, Inc.(d)                                                                       11
      1,287   Madrigal Pharmaceuticals, Inc.(d)                                                      135
     12,778   Mallinckrodt plc(d)                                                                    117
        644   Mannatech, Inc.                                                                         11
     17,465   MannKind Corp.(d),(e)                                                                   20
      4,047   Marinus Pharmaceuticals, Inc.(d)                                                        17
      4,864   MediciNova, Inc.(d),(e)                                                                 47
      1,950   Melinta Therapeutics, Inc.(d),(e)                                                       13
        376   Millendo Therapeutics, Inc.(d)                                                           4
      7,034   Minerva Neurosciences, Inc.(d)                                                          40
      5,272   Mirati Therapeutics, Inc.(d)                                                           543
     15,264   Momenta Pharmaceuticals, Inc.(d)                                                       190
      6,347   MyoKardia, Inc.(d)                                                                     318
      2,089   Natural Grocers by Vitamin Cottage, Inc.(d)                                             21
      1,354   Natural Health Trends Corp.(e)                                                          11
      1,314   Navidea Biopharmaceuticals, Inc.(d)                                                      1
      8,099   Neogen Corp.(d)                                                                        503
      2,984   Neos Therapeutics, Inc.(d)                                                               4
     13,929   Neurocrine Biosciences, Inc.(d)                                                      1,176
      3,033   Ocular Therapeutix, Inc.(d)                                                             13
      1,488   Odonate Therapeutics, Inc.(d)                                                           55
        464   Ohr Pharmaceutical, Inc.(d)                                                              2
      1,169   Optinose, Inc.(d),(e)                                                                    8
      9,148   Owens & Minor, Inc.                                                                     29
      6,722   Pacira BioSciences, Inc.(d)                                                            292
      3,569   Paratek Pharmaceuticals, Inc.(d),(e)                                                    14
      1,873   PhaseBio Pharmaceuticals, Inc.(d)                                                       25
      2,839   Phibro Animal Health Corp. "A"                                                          90
     10,050   Portola Pharmaceuticals, Inc.(d)                                                       273
      8,881   PRA Health Sciences, Inc.(d)                                                           881
      7,938   Premier, Inc. "A"(d)                                                                   310
      7,958   Prestige Consumer Healthcare, Inc.(d)                                                  252
      1,302   Principia Biopharma, Inc.(d)                                                            43
     10,933   Progenics Pharmaceuticals, Inc.(d)                                                      67
      1,296   Protagonist Therapeutics, Inc.(d)                                                       16
      1,374   Proteon Therapeutics, Inc.(d)                                                            1
      3,485   Proteostasis Therapeutics, Inc.(d)                                                       3
      4,317   Ra Pharmaceuticals, Inc.(d)                                                            130
      2,381   Reata Pharmaceuticals, Inc. "A"(d)                                                     225
      2,418   Recro Pharma, Inc.(d)                                                                   25
      2,771   Regulus Therapeutics, Inc.(d)                                                            3
         59   Reliv International, Inc.(d)                                                             -
      4,980   Revance Therapeutics, Inc.(d)                                                           65
      3,434   Rhythm Pharmaceuticals, Inc.(d)                                                         76
     10,608   Sarepta Therapeutics, Inc.(d)                                                        1,612
         46   SELLAS Life Sciences Group, Inc.(d)                                                      -
     14,773   Senseonics Holdings, Inc.(d),(e)                                                        30
      3,552   Seres Therapeutics, Inc.(d),(e)                                                         11
      5,985   SIGA Technologies, Inc.(d)                                                              34
     15,778   Spectrum Pharmaceuticals, Inc.(d)                                                      136
      1,951   Spring Bank Pharmaceuticals, Inc.(d)                                                     7

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      8,403   Supernus Pharmaceuticals, Inc.(d)                                                 $    278
        882   Sutro Biopharma, Inc.(d)                                                                10
      3,718   Syros Pharmaceuticals, Inc.(d)                                                          34
      6,994   Teligent, Inc.(d),(e)                                                                    4
      9,610   Tetraphase Pharmaceuticals, Inc.(d)                                                      5
     10,091   TG Therapeutics, Inc.(d),(e)                                                            87
     30,858   TherapeuticsMD, Inc.(d),(e)                                                             80
        612   Titan Pharmaceuticals, Inc.(d)                                                           1
         15   Tonix Pharmaceuticals Holding Corp.(d)                                                   -
      1,428   Tracon Pharmaceuticals, Inc.(d)                                                          1
      7,025   Trevena, Inc.(d),(e)                                                                     7
      3,989   Tricida, Inc.(d)                                                                       157
      1,384   Turning Point Therapeutics, Inc.(d)                                                     56
      2,297   USANA Health Sciences, Inc.(d)                                                         182
      9,363   Vanda Pharmaceuticals, Inc.(d)                                                         132
        739   Verrica Pharmaceuticals, Inc.(d)                                                         9
      1,750   VIVUS, Inc.(d)                                                                           7
      3,638   Voyager Therapeutics, Inc.(d)                                                           99
      7,331   Xencor, Inc.(d)                                                                        300
      3,416   Xeris Pharmaceuticals, Inc.(d)                                                          39
      2,989   Zafgen, Inc.(d)                                                                          4
      6,376   Zogenix, Inc.(d)                                                                       305
      2,555   Zynerba Pharmaceuticals, Inc.(d),(e)                                                    35
                                                                                                --------
                                                                                                  23,892
                                                                                                --------
              Total Consumer, Non-cyclical                                                       149,919
                                                                                                --------
DIVERSIFIED (0.0%)
-----------------
HOLDING COMPANIES-DIVERSIFIED (0.0%)
      4,646   GTY Technology Holdings, Inc.(d)                                                        32
                                                                                                --------
ENERGY (3.3%)
------------
COAL (0.1%)
      2,935   Advanced Emissions Solutions, Inc.                                                      37
      2,741   Arch Coal, Inc. "A"                                                                    258
      4,032   CONSOL Energy, Inc.(d)                                                                 107
      1,809   Hallador Energy Co.                                                                     10
        799   NACCO Industries, Inc. "A"                                                              42
     11,154   Peabody Energy Corp.                                                                   269
      9,743   SunCoke Energy, Inc.(d)                                                                 87
      6,981   Warrior Met Coal, Inc.                                                                 182
                                                                                                --------
                                                                                                     992
                                                                                                --------
ENERGY-ALTERNATE SOURCES (0.4%)
      3,787   Aemetis, Inc.(d)                                                                         3
     15,034   Clean Energy Fuels Corp.(d)                                                             40
     10,066   Enphase Energy, Inc.(d)                                                                183
     11,589   First Solar, Inc.(d)                                                                   761
        519   FuelCell Energy, Inc.(d)                                                                --
      3,639   FutureFuel Corp.                                                                        43
      5,207   Green Plains, Inc.                                                                      56
         57   Ocean Power Technologies, Inc.(d)                                                        -
      6,461   Pacific Ethanol, Inc.(d)                                                                 5
     13,384   Pattern Energy Group, Inc. "A"                                                         309
     38,979   Plug Power, Inc.(d),(e)                                                                 88
      5,292   Renewable Energy Group, Inc.(d)                                                         84
        921   REX American Resources Corp.(d)                                                         67
      6,962   SolarEdge Technologies, Inc.(d)                                                        435
     11,094   Sunrun, Inc.(d)                                                                        208
      4,851   Sunworks, Inc.(d),(e)                                                                    3
          1   Taronis Technologies, Inc.(d)                                                            -
     11,381   TerraForm Power, Inc. "A"                                                              163
      3,092   TPI Composites, Inc.(d)                                                                 76
      7,224   Vivint Solar, Inc.(d)                                                                   53
                                                                                                --------
                                                                                                   2,577
                                                                                                --------
OIL & GAS (1.5%)
     26,599   Abraxas Petroleum Corp.(d)                                                              27
        460   Adams Resources & Energy, Inc.                                                          16

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     14,400   Alta Mesa Resources, Inc. "A"(d),(e)                                              $      2
     35,800   Antero Resources Corp.(d)                                                              198
      5,719   Approach Resources, Inc.(d),(e)                                                          2
      4,904   Barnwell Industries, Inc.(d)                                                             6
      2,487   Berry Petroleum Corp.                                                                   26
      2,943   Bonanza Creek Energy, Inc.(d)                                                           61
        351   Brigham Minerals, Inc. "A"(d)                                                            8
      6,858   California Resources Corp.(d),(e)                                                      135
     36,839   Callon Petroleum Co.(d)                                                                243
     13,124   Carrizo Oil & Gas, Inc.(d)                                                             132
     28,543   Centennial Resource Development, Inc. "A"(d)                                           217
      4,274   Chaparral Energy, Inc. "A"(d)                                                           20
    164,547   Chesapeake Energy Corp.(d),(e)                                                         321
     28,109   CNX Resources Corp.(d)                                                                 205
      2,950   Comstock Resources, Inc.(d),(e)                                                         16
      4,568   Contango Oil & Gas Co.(d)                                                                8
     13,216   Continental Resources, Inc.(d)                                                         556
      4,506   CVR Energy, Inc.                                                                       225
     10,805   Delek U.S. Holdings, Inc.                                                              438
     68,813   Denbury Resources, Inc.(d)                                                              85
      9,726   Diamond Offshore Drilling, Inc.(d),(e)                                                  86
      5,174   Earthstone Energy, Inc. "A"(d)                                                          32
     29,611   Ensco Rowan plc "A"(e)                                                                 253
     39,309   EQT Corp.                                                                              621
      4,825   Evolution Petroleum Corp.                                                               35
     17,844   Extraction Oil & Gas, Inc.(d),(e)                                                       77
      5,326   Falcon Minerals Corp.(d)                                                                45
      1,316   Goodrich Petroleum Corp.(d)                                                             17
     19,640   Gulfport Energy Corp.(d)                                                                96
     22,003   Halcon Resources Corp.(d),(e)                                                            4
        537   Harvest Natural Resources, Inc.(a),(b),(c),(d)                                           -
     16,900   HighPoint Resources Corp.(d)                                                            31
      5,104   Houston American Energy Corp.(d)                                                         1
        299   Isramco, Inc.(d)                                                                        35
      8,756   Jagged Peak Energy, Inc.(d)                                                             72
     36,215   Kosmos Energy Ltd.                                                                     227
     21,343   Laredo Petroleum, Inc.(d)                                                               62
      9,585   Lilis Energy, Inc.(d)                                                                    6
      5,226   Lonestar Resources U.S., Inc. "A"(d)                                                    12
     14,735   Magnolia Oil & Gas Corp. "A"(d)                                                        171
      1,425   Mammoth Energy Services, Inc.                                                           10
     15,618   Matador Resources Co.(d)                                                               310
      3,505   Midstates Petroleum Co., Inc.(d)                                                        21
        914   Montage Resources Corp.(d),(e)                                                           6
     24,316   Murphy Oil Corp.                                                                       599
      4,595   Murphy USA, Inc.(d)                                                                    386
     52,329   Nabors Industries Ltd.                                                                 152
     36,851   Noble Corp. plc(d)                                                                      69
     26,973   Northern Oil and Gas, Inc.(d)                                                           52
     40,499   Oasis Petroleum, Inc.(d)                                                               230
      3,182   Panhandle Oil and Gas, Inc. "A"                                                         41
      4,280   Par Pacific Holdings, Inc.(d)                                                           88
     40,727   Parsley Energy, Inc. "A"(d)                                                            774
     18,364   PBF Energy, Inc. "A"                                                                   575
     10,482   PDC Energy, Inc.(d)                                                                    378
      2,039   Penn Virginia Corp.(d)                                                                  63
     36,814   QEP Resources, Inc.(d)                                                                 266

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     31,918   Range Resources Corp.                                                             $    223
      8,085   Ring Energy, Inc.(d)                                                                    26
      3,394   Roan Resources, Inc.(d)                                                                  6
      5,487   SandRidge Energy, Inc.(d)                                                               38
      1,592   SilverBow Resources, Inc.(d)                                                            22
     15,834   SM Energy Co.                                                                          198
     87,220   Southwestern Energy Co.(d)                                                             276
     36,861   SRC Energy, Inc.(d)                                                                    183
      2,765   Talos Energy, Inc.(d)                                                                   66
     16,575   Tellurian, Inc.(d),(e)                                                                 130
     15,877   Torchlight Energy Resources, Inc.(d),(e)                                                23
     74,641   Transocean Ltd.(d)                                                                     478
      4,189   Trecora Resources(d)                                                                    40
     30,594   Ultra Petroleum Corp.(d),(e)                                                             6
      8,312   Unit Corp.(d)                                                                           74
     10,701   VAALCO Energy, Inc.(d)                                                                  18
     16,320   W&T Offshore, Inc.(d)                                                                   81
     13,888   Whiting Petroleum Corp.(d)                                                             259
     60,467   WPX Energy, Inc.(d)                                                                    696
      9,032   Zion Oil & Gas, Inc.(d),(e)                                                              3
                                                                                                --------
                                                                                                  11,696
                                                                                                --------
OIL & GAS SERVICES (0.7%)
     11,713   Apergy Corp.(d)                                                                        393
     21,300   Archrock, Inc.                                                                         226
      3,146   Basic Energy Services, Inc.(d)                                                           6
     10,271   C&J Energy Services, Inc.(d)                                                           121
      2,969   CARBO Ceramics, Inc.(d)                                                                  4
      6,788   Core Laboratories N.V.                                                                 355
      5,573   Dawson Geophysical Co.(d)                                                               14
      1,874   DMC Global, Inc.                                                                       119
      5,539   Dril-Quip, Inc.(d)                                                                     266
      2,473   Era Group, Inc.(d)                                                                      21
      5,172   Exterran Corp.(d)                                                                       73
      8,081   Flotek Industries, Inc.(d),(e)                                                          27
     11,673   Forum Energy Technologies, Inc.(d)                                                      40
      9,047   Frank's International N.V.(d)                                                           49
      5,613   FTS International, Inc.(d)                                                              31
      2,032   Geospace Technologies Corp.(d)                                                          31
      2,513   Gulf Island Fabrication, Inc.(d)                                                        18
     22,690   Helix Energy Solutions Group, Inc.(d)                                                  196
      6,135   Independence Contract Drilling, Inc.(d)                                                 10
      1,418   ION Geophysical Corp.(d)                                                                11
      7,874   Keane Group, Inc.(d)                                                                    53
      2,315   Key Energy Services, Inc.(d),(e)                                                         5
      3,157   KLX Energy Services Holdings, Inc.(d)                                                   64
      5,119   Liberty Oilfield Services, Inc. "A"(e)                                                  83
      4,118   Matrix Service Co.(d)                                                                   83
     28,929   McDermott International, Inc.(d),(e)                                                   279
      4,047   Mitcham Industries, Inc.(d)                                                             16
     12,712   MRC Global, Inc.(d)                                                                    218
      2,187   Natural Gas Services Group, Inc.(d)                                                     36
      2,191   NCS Multistage Holdings, Inc.(d)                                                         8
     13,319   Newpark Resources, Inc.(d)                                                              99
      2,240   Nine Energy Service, Inc.(d)                                                            39
     16,086   NOW, Inc.(d)                                                                           237
     14,799   Oceaneering International, Inc.(d)                                                     302
      9,156   Oil States International, Inc.(d)                                                      168
     31,860   Patterson-UTI Energy, Inc.                                                             367

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     13,617   Pioneer Energy Services Corp.(d)                                                  $      3
     11,362   ProPetro Holding Corp.(d)                                                              235
      9,161   RPC, Inc.                                                                               66
      7,949   Select Energy Services, Inc. "A"(d)                                                     92
      2,218   Smart Sand, Inc.(d)                                                                      5
      4,522   Solaris Oilfield Infrastructure, Inc. "A"                                               68
     22,991   Superior Energy Services, Inc.(d)                                                       30
     23,714   TETRA Technologies, Inc.(d)                                                             39
      5,345   Thermon Group Holdings, Inc.(d)                                                        137
     12,423   U.S. Silica Holdings, Inc.                                                             159
      9,414   U.S. Well Services, Inc.(d)                                                             45
                                                                                                --------
                                                                                                   4,947
                                                                                                --------
PIPELINES (0.6%)
     31,540   Antero Midstream Corp.(e)                                                              361
     33,787   Cheniere Energy, Inc.(d)                                                             2,313
     31,612   Equitrans Midstream Corp.(d)                                                           623
     10,186   SemGroup Corp. "A"                                                                     122
     34,606   Targa Resources Corp.                                                                1,359
                                                                                                --------
                                                                                                   4,778
                                                                                                --------
              Total Energy                                                                        24,990
                                                                                                --------
FINANCIAL (24.4%)
----------------
BANKS (5.9%)
        772   1st Constitution Bancorp                                                                14
      2,766   1st Source Corp.                                                                       128
        841   ACNB Corp.                                                                              33
      2,075   Allegiance Bancshares, Inc.(d)                                                          69
      2,285   Amalgamated Bank "A"                                                                    40
      1,447   American National Bankshares, Inc.                                                      56
      6,026   Ameris Bancorp                                                                         236
      2,125   Ames National Corp.                                                                     58
      1,807   Arrow Financial Corp.                                                                   63
     25,035   Associated Banc-Corp                                                                   529
      4,653   Atlantic Capital Bancshares, Inc.(d)                                                    80
     11,052   Atlantic Union Bancshares Corp.                                                        390
        240   Auburn National Bancorp, Inc.                                                            8
      2,708   BancFirst Corp.                                                                        151
      2,345   Bancorp of New Jersey, Inc.(d)                                                          33
      9,211   Bancorp, Inc.(d)                                                                        82
     14,078   BancorpSouth Bank                                                                      409
      2,129   Bank of Commerce Holdings                                                               23
      6,261   Bank of Hawaii Corp.                                                                   519
      1,852   Bank of Marin Bancorp                                                                   76
        794   Bank of Princeton                                                                       24
     18,890   Bank OZK                                                                               568
        520   Bank7 Corp.(d)                                                                          10
     15,334   BankUnited, Inc.                                                                       517
        866   Bankwell Financial Group, Inc.                                                          25
      4,783   Banner Corp.                                                                           259
      2,588   Bar Harbor Bankshares                                                                   69
      3,436   BCB Bancorp, Inc.                                                                       48
      4,857   BOK Financial Corp.                                                                    367
      3,096   Bridge Bancorp, Inc.                                                                    91
      2,983   Bryn Mawr Bank Corp.                                                                   111
      1,702   Business First Bancshares, Inc.                                                         43
      2,432   Byline Bancorp, Inc.(d)                                                                 47
        452   C&F Financial Corp.                                                                     25
     18,314   Cadence BanCorp                                                                        381
        506   Cambridge Bancorp                                                                       41
      2,080   Camden National Corp.                                                                   95
        356   Capital Bancorp, Inc.(d)                                                                 4
      2,343   Capital City Bank Group, Inc.                                                           58
      1,129   Capstar Financial Holdings, Inc.                                                        17
      2,748   Carolina Financial Corp.                                                                96
      3,223   Carter Bank & Trust(d)                                                                  64
     12,024   Cathay General Bancorp                                                                 432
        599   CB Financial Services, Inc.                                                             14
     14,959   CenterState Bank Corp.                                                                 345

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      3,947   Central Pacific Financial Corp.                                                   $    118
      1,418   Central Valley Community Bancorp                                                        30
        547   Century Bancorp, Inc. "A"                                                               48
     10,846   Chemical Financial Corp.                                                               446
        529   Chemung Financial Corp.                                                                 26
     14,721   CIT Group, Inc.                                                                        773
      2,833   Citizens & Northern Corp.                                                               75
      2,469   City Holding Co.                                                                       188
      1,968   Civista Bancshares, Inc.                                                                44
      2,894   CNB Financial Corp.                                                                     82
      1,298   Codorus Valley Bancorp, Inc.                                                            30
        463   Colony Bankcorp, Inc.                                                                    8
     11,464   Columbia Banking System, Inc.                                                          415
     14,731   Commerce Bancshares, Inc.                                                              879
      7,777   Community Bank System, Inc.                                                            512
        629   Community Financial Corp.                                                               21
      2,821   Community Trust Bancorp, Inc.                                                          119
      4,852   ConnectOne Bancorp, Inc.                                                               110
        771   County Bancorp, Inc.                                                                    13
      9,735   Cullen/Frost Bankers, Inc.                                                             912
      4,665   Customers Bancorp, Inc.(d)                                                              98
     15,723   CVB Financial Corp.                                                                    331
        464   DNB Financial Corp.                                                                     21
      4,741   Eagle Bancorp, Inc.                                                                    257
     21,834   East West Bancorp, Inc.                                                              1,021
      1,672   Enterprise Bancorp, Inc.                                                                53
      3,316   Enterprise Financial Services Corp.                                                    138
      2,038   Equity Bancshares, Inc. "A"(d)                                                          54
        750   Esquire Financial Holdings, Inc.(d)                                                     19
        666   Evans Bancorp, Inc.                                                                     25
      1,226   Farmers & Merchants Bancorp, Inc.                                                       36
      3,624   Farmers National Banc Corp.                                                             54
      2,142   FB Financial Corp.                                                                      78
        441   Fidelity D&D Bancorp, Inc.                                                              30
      3,025   Fidelity Southern Corp.                                                                 94
      2,741   Financial Institutions, Inc.                                                            80
      4,500   First Bancorp                                                                          164
     34,222   First BanCorp                                                                          378
      2,552   First Bancorp, Inc.                                                                     69
      2,436   First Bancshares, Inc.                                                                  74
      1,775   First Bank                                                                              21
      6,358   First Busey Corp.                                                                      168
      1,147   First Business Financial Services, Inc.                                                 27
      1,983   First Choice Bancorp                                                                    45
      1,281   First Citizens BancShares, Inc. "A"                                                    577
     14,063   First Commonwealth Financial Corp.                                                     189
      3,087   First Community Bankshares, Inc.                                                       104
      1,590   First Community Corp.                                                                   29
     15,366   First Financial Bancorp                                                                372
     20,480   First Financial Bankshares, Inc.                                                       631
      2,125   First Financial Corp.                                                                   85
      5,061   First Foundation, Inc.                                                                  68
        484   First Guaranty Bancshares, Inc.                                                         10
     13,884   First Hawaiian, Inc.                                                                   359
     48,163   First Horizon National Corp.                                                           719
      1,101   First Internet Bancorp                                                                  24
      5,887   First Interstate BancSystem, Inc. "A"                                                  233
      7,376   First Merchants Corp.                                                                  280
      1,269   First Mid Bancshares, Inc.                                                              44
     15,829   First Midwest Bancorp, Inc.                                                            324
      1,641   First Northwest Bancorp                                                                 27
      4,315   First of Long Island Corp.                                                              87
      1,412   First United Corp.                                                                      28
      4,408   Flagstar Bancorp, Inc.                                                                 146
     49,170   FNB Corp.                                                                              579
      2,038   FNCB Bancorp, Inc.                                                                      16
      2,306   Franklin Financial Network, Inc.                                                        64
        572   Franklin Financial Services Corp.                                                       22

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     25,783   Fulton Financial Corp.                                                            $    422
        294   FVCBankcorp, Inc.(d)                                                                     6
      3,628   German American Bancorp, Inc.                                                          109
     12,854   Glacier Bancorp, Inc.                                                                  521
      2,007   Great Southern Bancorp, Inc.                                                           120
      9,153   Great Western Bancorp, Inc.                                                            327
      1,322   Guaranty Bancshares, Inc.                                                               41
     13,077   Hancock Whitney Corp.                                                                  524
      5,135   Hanmi Financial Corp.                                                                  114
      6,258   HarborOne Bancorp, Inc.(d)                                                             117
        718   Hawthorn Bancshares, Inc.                                                               19
      4,509   Heartland Financial USA, Inc.                                                          202
      5,501   Heritage Commerce Corp.                                                                 67
      4,642   Heritage Financial Corp.                                                               137
     11,065   Hilltop Holdings, Inc.                                                                 235
     23,614   Home BancShares, Inc.                                                                  455
      4,131   HomeStreet, Inc.(d)                                                                    122
     18,391   Hope Bancorp, Inc.                                                                     253
      5,895   Horizon Bancorp, Inc.                                                                   96
      2,886   Howard Bancorp, Inc.(d)                                                                 44
      8,310   IBERIABANK Corp.                                                                       630
      5,366   Independent Bank Corp.                                                                 409
      4,221   Independent Bank Corp.                                                                  92
      5,337   Independent Bank Group, Inc.                                                           293
      8,325   International Bancshares Corp.                                                         314
      1,219   Investar Holding Corp.                                                                  29
     14,002   Kearny Financial Corp.                                                                 186
      6,993   Lakeland Bancorp, Inc.                                                                 113
      4,198   Lakeland Financial Corp.                                                               197
      1,228   LCNB Corp.                                                                              23
      6,540   LegacyTexas Financial Group, Inc.                                                      266
      1,229   Limestone Bancorp, Inc.(d)                                                              19
      4,074   Live Oak Bancshares, Inc.                                                               70
      1,900   Luther Burbank Corp.                                                                    21
      4,051   Macatawa Bank Corp.                                                                     42
      2,452   Mackinac Financial Corp.                                                                39
        934   MainStreet Bancshares, Inc.(d)                                                          21
      3,026   MBT Financial Corp.                                                                     30
      3,191   Mercantile Bank Corp.                                                                  104
      2,367   Merchants Bancorp                                                                       40
        886   Metropolitan Bank Holding Corp.(d)                                                      39
      1,274   Mid Penn Bancorp, Inc.                                                                  32
        463   Middlefield Banc Corp.                                                                  19
      2,571   Midland States Bancorp, Inc.                                                            69
      2,061   MidSouth Bancorp, Inc.                                                                  24
      1,932   MidWestOne Financial Group, Inc.                                                        54
      2,050   MVB Financial Corp.                                                                     35
      4,215   National Bank Holdings Corp. "A"                                                       153
      1,007   National Bankshares, Inc.                                                               39
      6,847   NBT Bancorp, Inc.                                                                      257
      1,114   Nicolet Bankshares, Inc.(d)                                                             69
      1,140   Northeast Bank(d)                                                                       31
      1,757   Northrim BanCorp, Inc.                                                                  63
      1,137   Norwood Financial Corp.                                                                 40
        501   Oak Valley Bancorp                                                                      10
      7,031   OFG Bancorp                                                                            167
      1,099   Ohio Valley Banc Corp.                                                                  42
      2,329   Old Line Bancshares, Inc.                                                               62
     22,847   Old National Bancorp                                                                   379
      4,887   Old Second Bancorp, Inc.                                                                62
      3,144   Opus Bank                                                                               66
         61   Origin Bancorp, Inc.                                                                     2
      2,093   Orrstown Financial Services, Inc.                                                       46
      1,763   Pacific Mercantile Bancorp(d)                                                           15
     18,146   PacWest Bancorp                                                                        705
      2,061   Park National Corp.                                                                    205
      1,216   Parke Bancorp, Inc.                                                                     29
      3,534   PCSB Financial Corp.                                                                    72
      2,519   Peapack Gladstone Financial Corp.                                                       71
      1,023   Penns Woods Bancorp, Inc.                                                               46
      1,646   Peoples Bancorp of North Carolina, Inc.                                                 49

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      3,210   Peoples Bancorp, Inc.                                                             $    104
        947   Peoples Financial Services Corp.                                                        43
      2,781   People's Utah Bancorp                                                                   82
     11,049   Pinnacle Financial Partners, Inc.                                                      635
      2,411   Ponce de Leon Federal Bank(d)                                                           34
     14,771   Popular, Inc.                                                                          801
      2,333   Preferred Bank                                                                         110
      1,118   Premier Financial Bancorp, Inc.                                                         17
     10,183   Prosperity Bancshares, Inc.                                                            673
      1,344   Provident Bancorp, Inc.(d)                                                              38
      2,381   QCR Holdings, Inc.                                                                      83
      1,574   RBB Bancorp                                                                             30
      1,600   Reliant Bancorp, Inc.                                                                   38
      7,257   Renasant Corp.                                                                         261
      1,667   Republic Bancorp, Inc. "A"                                                              83
      9,649   Republic First Bancorp, Inc.(d)                                                         47
      5,620   S&T Bancorp, Inc.                                                                      211
      5,313   Sandy Spring Bancorp, Inc.                                                             185
        807   SB One Bancorp                                                                          18
      7,343   Seacoast Banking Corp. of Florida(d)                                                   187
      4,017   Select Bancorp, Inc.(d)                                                                 46
      7,126   ServisFirst Bancshares, Inc.                                                           244
      2,306   Shore Bancshares, Inc.                                                                  38
      2,508   Sierra Bancorp                                                                          68
      8,414   Signature Bank                                                                       1,017
     13,788   Simmons First National Corp. "A"                                                       321
      1,070   SmartFinancial, Inc.(d)                                                                 23
      5,405   South State Corp.                                                                      398
        932   Southern First Bancshares, Inc.(d)                                                      36
      3,026   Southern National Bancorp of Virginia, Inc.                                             46
      5,304   Southside Bancshares, Inc.                                                             172
      1,435   Spirit of Texas Bancshares, Inc.(d)                                                     32
        524   Standard AVB Financial Corp.                                                            14
      2,100   Sterling Bancorp, Inc.                                                                  21
      2,963   Stock Yards Bancorp, Inc.                                                              107
      2,289   Summit Financial Group, Inc.                                                            61
     23,570   Synovus Financial Corp.                                                                825
     25,707   TCF Financial Corp.                                                                    534
      7,746   Texas Capital Bancshares, Inc.(d)                                                      475
      2,027   Tompkins Financial Corp.                                                               165
      9,809   Towne Bank                                                                             268
      4,037   TriCo Bancshares                                                                       153
      3,072   TriState Capital Holdings, Inc.(d)                                                      66
      4,276   Triumph Bancorp, Inc.(d)                                                               124
     14,741   TrustCo Bank Corp.                                                                     117
     10,227   Trustmark Corp.                                                                        340
      1,279   Two River Bancorp                                                                       18
      6,940   UMB Financial Corp.                                                                    457
     32,776   Umpqua Holdings Corp.                                                                  544
        503   Union Bankshares, Inc.                                                                  19
      1,255   United Bancorp, Inc.                                                                    14
     15,601   United Bankshares, Inc.                                                                579
     12,079   United Community Banks, Inc.                                                           345
      4,213   United Security Bancshares                                                              48
      1,064   Unity Bancorp, Inc.                                                                     24
      4,547   Univest Financial Corp                                                                 119
     50,672   Valley National Bancorp                                                                546
      7,193   Veritex Holdings, Inc.                                                                 187
      4,301   Walker & Dunlop, Inc.                                                                  229
      2,472   Washington Trust Bancorp, Inc.                                                         129
     14,117   Webster Financial Corp.                                                                674
      8,387   WesBanco, Inc.                                                                         323
      3,190   West Bancorporation, Inc.                                                               68
      4,025   Westamerica Bancorporation                                                             248
     14,326   Western Alliance Bancorp(d)                                                            641

================================================================================

30  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      4,939   Western New England Bancorp, Inc.                                                 $     46
      8,746   Wintrust Financial Corp.                                                               640
                                                                                                --------
                                                                                                  45,059
                                                                                                --------
DIVERSIFIED FINANCIAL SERVICES (2.8%)
     15,874   Air Lease Corp.                                                                        656
      8,419   Aircastle Ltd.                                                                         179
     60,634   Ally Financial, Inc.(f)                                                              1,879
      1,818   Altisource Portfolio Solutions S.A.(d)                                                  36
      9,973   Ares Management Corp. "A"                                                              261
      8,027   Artisan Partners Asset Management, Inc. "A"                                            221
        394   Ashford, Inc.(d)                                                                        13
        402   Associated Capital Group, Inc. "A"                                                      15
      1,501   Asta Funding, Inc.(d)                                                                   11
        251   Atlanticus Holdings Corp.(d)                                                             1
      3,079   B. Riley Financial, Inc.                                                                64
     40,061   BGC Partners, Inc. "A"                                                                 210
      7,750   Blucora, Inc.(d)                                                                       235
     12,591   Boston Private Financial Holdings, Inc.                                                152
      2,427   CBTX, Inc.                                                                              68
      3,036   Cohen & Steers, Inc.                                                                   156
      6,987   Columbia Financial, Inc.(d)                                                            105
      5,716   Consumer Portfolio Services, Inc.(d)                                                    22
      4,324   Cowen, Inc. "A"(d)                                                                      74
      1,847   Credit Acceptance Corp.(d)                                                             894
      1,905   Curo Group Holdings Corp.(d)                                                            21
      6,671   Deluxe Corp.                                                                           271
        522   Diamond Hill Investment Group, Inc.                                                     74
     17,419   Eaton Vance Corp.                                                                      751
      3,609   Elevate Credit, Inc.(d)                                                                 15
      3,846   Encore Capital Group, Inc.(d)                                                          130
      4,701   Enova International, Inc.(d)                                                           108
      6,350   Evercore, Inc. "A"                                                                     562
      1,321   Federal Agricultural Mortgage Corp. "C"                                                 96
     14,961   Federated Investors, Inc. "B"                                                          486
      2,420   Focus Financial Partners, Inc. "A"(d)                                                   66
      3,488   GAIN Capital Holdings, Inc.                                                             14
      1,570   GAMCO Investors, Inc. "A"                                                               30
      4,587   Great Elm Capital Group, Inc.(d)                                                        20
      2,762   Greenhill & Co., Inc.                                                                   38
      2,610   Hamilton Lane, Inc. "A"                                                                149
      8,464   Hannon Armstrong Sustainable Infrastructure Capital, Inc.                              238
      5,248   Houlihan Lokey, Inc.                                                                   234
      1,830   Impac Mortgage Holdings, Inc.(d)                                                         6
     11,521   Interactive Brokers Group, Inc. "A"                                                    624
      2,537   INTL. FCStone, Inc.(d)                                                                 100
     25,865   Janus Henderson Group plc                                                              553
     20,288   Ladenburg Thalmann Financial Services, Inc.                                             70
     20,140   Lazard Ltd. "A"                                                                        693
     13,239   Legg Mason, Inc.                                                                       507
     70,999   LendingClub Corp.(d)                                                                   233
      1,141   LendingTree, Inc.(d)                                                                   479
     12,746   LPL Financial Holdings, Inc.                                                         1,040
      1,640   Marlin Business Services Corp.                                                          41
      4,452   Meta Financial Group, Inc.                                                             125
        582   MMA Capital Holdings, Inc.(d)                                                           19
      7,330   Moelis & Co. "A"                                                                       256
      4,610   Mr Cooper Group, Inc.(d)                                                                37
     32,696   Navient Corp.                                                                          446
      3,474   Nelnet, Inc. "A"                                                                       206
     16,212   Ocwen Financial Corp.(d)                                                                34
      6,601   On Deck Capital, Inc.(d)                                                                27
     11,075   OneMain Holdings, Inc.                                                                 374
      1,705   Oppenheimer Holdings, Inc. "A"                                                          46

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      4,145   Paysign, Inc.(d)                                                                  $     55
      9,348   PennyMac Financial Services, Inc.                                                      207
      2,366   Piper Jaffray Companies                                                                176
      2,864   PJT Partners, Inc. "A"                                                                 116
      7,260   PRA Group, Inc.(d)                                                                     204
      3,173   Pzena Investment Management, Inc. "A"                                                   27
      1,727   Regional Management Corp.(d)                                                            46
     17,383   Santander Consumer USA Holdings, Inc.                                                  416
     19,568   SEI Investments Co.                                                                  1,098
     67,458   SLM Corp.                                                                              656
     11,050   Stifel Financial Corp.                                                                 653
     40,544   TD Ameritrade Holding Corp.                                                          2,024
      6,134   Tradeweb Markets, Inc. "A"                                                             269
      4,302   U.S. Global Investors, Inc. "A"                                                          8
      9,943   Virtu Financial, Inc. "A"                                                              217
      1,153   Virtus Investment Partners, Inc.                                                       124
     12,521   Waddell & Reed Financial, Inc. "A"                                                     209
      5,921   WageWorks, Inc.(d)                                                                     301
      1,466   Westwood Holdings Group, Inc.                                                           52
     17,278   WisdomTree Investments, Inc.                                                           107
      1,064   World Acceptance Corp.(d)                                                              175
                                                                                                --------
                                                                                                  21,611
                                                                                                --------
INSURANCE (4.6%)
      2,213   Alleghany Corp.(d)                                                                   1,507
      6,380   Ambac Financial Group, Inc.(d)                                                         108
     13,679   American Equity Investment Life Holding Co.                                            372
     10,644   American Financial Group, Inc.                                                       1,091
      1,402   American National Insurance Co.                                                        163
      3,104   AMERISAFE, Inc.                                                                        198
     61,519   Arch Capital Group Ltd.(d)                                                           2,281
      5,252   Argo Group International Holdings Ltd.                                                 389
     15,520   Assured Guaranty Ltd.                                                                  653
     19,011   Athene Holding Ltd. "A"(d)                                                             819
      2,927   Atlantic American Corp.                                                                  7
     36,836   AXA Equitable Holdings, Inc.                                                           770
     12,768   Axis Capital Holdings Ltd.                                                             762
     17,005   Brighthouse Financial, Inc.(d)                                                         624
     35,892   Brown & Brown, Inc.                                                                  1,202
      8,213   Citizens, Inc.(d),(e)                                                                   60
      4,047   CNA Financial Corp.                                                                    190
     25,239   CNO Financial Group, Inc.                                                              421
      2,145   Crawford & Co. "A"                                                                      23
      3,693   Crawford & Co. "B"                                                                      34
      2,337   Donegal Group, Inc. "A"                                                                 36
      2,920   eHealth, Inc.(d)                                                                       251
      1,652   EMC Insurance Group, Inc.                                                               60
      5,205   Employers Holdings, Inc.                                                               220
      2,224   Enstar Group Ltd.(d)                                                                   388
      3,061   Erie Indemnity Co. "A"                                                                 778
     15,024   Essent Group Ltd.(d)                                                                   706
      1,316   FBL Financial Group, Inc. "A"                                                           84
      2,537   FedNat Holding Co.                                                                      36
     28,600   FGL Holdings                                                                           240
     41,438   Fidelity National Financial, Inc.                                                    1,670
     16,810   First American Financial Corp.                                                         903
     81,462   Genworth Financial, Inc. "A"(d)                                                        302
      1,701   Global Indemnity Ltd.                                                                   53
      1,663   Goosehead Insurance, Inc. "A"                                                           79
      5,039   Greenlight Capital Re Ltd. "A"(d)                                                       43
      1,470   Hallmark Financial Services, Inc.(d)                                                    21

================================================================================

32  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      6,160   Hanover Insurance Group, Inc.                                                     $    790
      1,768   HCI Group, Inc.                                                                         72
      2,459   Health Insurance Innovations, Inc. "A"(d),(e)                                           64
      4,282   Heritage Insurance Holdings, Inc.                                                       66
      6,108   Horace Mann Educators Corp.                                                            246
      1,003   Independence Holding Co.                                                                39
        214   Investors Title Co.                                                                     36
      4,613   James River Group Holdings Ltd.                                                        216
      9,575   Kemper Corp.                                                                           826
      1,272   Kingstone Companies, Inc.                                                               11
      2,771   Kinsale Capital Group, Inc.                                                            253
     11,098   Maiden Holdings Ltd.                                                                     7
      2,090   Markel Corp.(d)                                                                      2,277
     12,453   MBIA, Inc.(d)                                                                          116
      4,216   Mercury General Corp.                                                                  263
     53,186   MGIC Investment Corp.(d)                                                               699
      9,620   National General Holdings Corp.                                                        221
        376   National Western Life Group, Inc. "A"                                                   97
      1,366   NI Holdings, Inc.(d)                                                                    24
      9,420   NMI Holdings, Inc. "A"(d)                                                              267
     42,724   Old Republic International Corp.                                                       956
      6,332   Primerica, Inc.                                                                        760
      7,994   ProAssurance Corp.                                                                     289
      2,261   Protective Insurance Corp. "B"                                                          39
     31,783   Radian Group, Inc.                                                                     726
      9,550   Reinsurance Group of America, Inc.                                                   1,490
      6,505   RenaissanceRe Holdings Ltd.                                                          1,158
      5,988   RLI Corp.                                                                              513
      2,336   Safety Insurance Group, Inc.                                                           222
      9,043   Selective Insurance Group, Inc.                                                        677
      2,450   State Auto Financial Corp.                                                              86
      3,587   Stewart Information Services Corp.                                                     145
     12,602   Third Point Reinsurance Ltd.(d)                                                        130
      2,551   Tiptree, Inc.                                                                           16
      3,225   Trupanion, Inc.(d),(e)                                                                 117
      3,306   United Fire Group, Inc.                                                                160
      3,080   United Insurance Holdings Corp.                                                         44
      4,997   Universal Insurance Holdings, Inc.                                                     139
     22,019   Voya Financial, Inc.                                                                 1,218
        486   White Mountains Insurance Group Ltd.                                                   496
     22,141   WR Berkley Corp.                                                                     1,460
                                                                                                --------
                                                                                                  34,975
                                                                                                --------
INVESTMENT COMPANIES (0.0%)
     13,387   Altus Midstream Co. "A"(d)                                                              50
      3,697   Ellington Financial, Inc.                                                               66
      1,535   Entasis Therapeutics Holdings, Inc.(d)                                                  10
      1,486   Rafael Holdings, Inc. "B"(d)                                                            43
                                                                                                --------
                                                                                                     169
                                                                                                --------
PRIVATE EQUITY (0.4%)
     18,952   Kennedy-Wilson Holdings, Inc.                                                          390
     81,834   KKR & Co., Inc. "A"                                                                  2,068
      3,248   NexPoint Residential Trust, Inc.                                                       135
      4,085   Safeguard Scientifics, Inc.(d)                                                          49
      1,800   Victory Capital Holdings, Inc. "A"(d)                                                   31
                                                                                                --------
                                                                                                   2,673
                                                                                                --------
REAL ESTATE (0.5%)
     10,584   Alexander & Baldwin, Inc.                                                              245
      1,631   American Realty Investors, Inc.(d)                                                      22
      1,011   Consolidated-Tomoka Land Co.                                                            60

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                                                  PORTFOLIO OF INVESTMENTS |  33

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
--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      4,711   eXp World Holdings, Inc.(d),(e)                                                   $     53
      1,509   Forestar Group, Inc.(d)                                                                 30
      1,209   FRP Holdings, Inc.(d)                                                                   67
      1,073   Griffin Industrial Realty, Inc.                                                         38
      5,858   HFF, Inc. "A"                                                                          266
      5,994   Howard Hughes Corp.(d)                                                                 742
      7,034   Jones Lang LaSalle, Inc.                                                               990
      3,803   Marcus & Millichap, Inc.(d)                                                            117
      2,281   Maui Land & Pineapple Co., Inc.(d)                                                      24
      3,639   McGrath RentCorp                                                                       226
     23,316   Newmark Group, Inc. "A"                                                                209
      2,929   RE/MAX Holdings, Inc. "A"                                                               90
     19,073   Realogy Holdings Corp.(e)                                                              138
     10,403   Redfin Corp.(d)                                                                        187
      1,340   RMR Group, Inc. "A"                                                                     63
      1,418   Safehold, Inc.                                                                          43
      1,020   Stratus Properties, Inc.(d)                                                             33
      1,093   Trinity Place Holdings, Inc.(d)                                                          4
                                                                                                --------
                                                                                                   3,647
                                                                                                --------
REITS (9.4%)
     12,259   Acadia Realty Trust                                                                    336
      4,544   AG Mortgage Investment Trust, Inc.                                                      72
     82,692   AGNC Investment Corp.                                                                1,391
      5,661   Agree Realty Corp.                                                                     363
        553   Alexander's, Inc.                                                                      205
      5,835   American Assets Trust, Inc.                                                            275
     20,953   American Campus Communities, Inc.                                                      967
      6,924   American Finance Trust, Inc.                                                            75
     39,402   American Homes 4 Rent "A"                                                              958
     27,245   Americold Realty Trust                                                                 883
    215,962   Annaly Capital Management, Inc.                                                      1,972
     16,369   Anworth Mortgage Asset Corp.                                                            62
     17,452   Apollo Commercial Real Estate Finance, Inc.                                            321
     32,853   Apple Hospitality REIT, Inc.                                                           521
      9,679   Arbor Realty Trust, Inc.                                                               117
      4,921   Ares Commercial Real Estate Corp.                                                       73
      4,113   Arlington Asset Investment Corp. "A"                                                    28
      7,680   Armada Hoffler Properties, Inc.                                                        127
      8,901   ARMOUR Residential REIT, Inc.                                                          166
     13,385   Ashford Hospitality Trust, Inc.                                                         40
     18,813   Blackstone Mortgage Trust, Inc. "A"                                                    669
      4,733   Bluerock Residential Growth REIT, Inc.                                                  56
      5,078   Braemar Hotels & Resorts, Inc.                                                          50
     27,407   Brandywine Realty Trust                                                                392
     45,505   Brixmor Property Group, Inc.                                                           814
      3,601   BRT Apartments Corp.                                                                    51
     14,891   Camden Property Trust                                                                1,554
     13,401   Capstead Mortgage Corp.                                                                112
     13,641   CareTrust REIT, Inc.                                                                   324
      7,387   CatchMark Timber Trust, Inc. "A"                                                        77
     25,400   CBL & Associates Properties, Inc.(e)                                                    26
     12,109   Cedar Realty Trust, Inc.                                                                32
      6,442   Chatham Lodging Trust                                                                  122
      1,626   Cherry Hill Mortgage Investment Corp.                                                   26
      8,980   Chesapeake Lodging Trust                                                               255
     28,744   Chimera Investment Corp.                                                               542
        391   CIM Commercial Trust Corp.                                                               8
      5,743   City Office REIT, Inc.                                                                  69
      3,981   Clipper Realty, Inc.                                                                    45
     75,156   Colony Capital, Inc.                                                                   376
     12,756   Colony Credit Real Estate, Inc.                                                        198
     18,064   Columbia Property Trust, Inc.                                                          375

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34  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      2,796   Community Healthcare Trust, Inc.                                                  $    110
        151   Condor Hospitality Trust, Inc.                                                           1
     17,915   CoreCivic, Inc.                                                                        372
      2,295   CorEnergy Infrastructure Trust, Inc.(e)                                                 91
      6,237   CorePoint Lodging, Inc.                                                                 77
      5,628   CoreSite Realty Corp.                                                                  648
     17,640   Corporate Office Properties Trust                                                      465
     22,192   Cousins Properties, Inc.                                                               803
     27,793   CubeSmart                                                                              929
     16,415   CyrusOne, Inc.                                                                         948
     31,613   DiamondRock Hospitality Co.                                                            327
     24,612   Douglas Emmett, Inc.                                                                   981
      3,145   Dynex Capital, Inc.                                                                     53
      9,266   Easterly Government Properties, Inc.                                                   168
      5,483   EastGroup Properties, Inc.                                                             636
     21,744   Empire State Realty Trust, Inc. "A"                                                    322
     11,544   EPR Properties                                                                         861
     18,620   Equity Commonwealth                                                                    606
     13,647   Equity LifeStyle Properties, Inc.                                                    1,656
      4,638   Essential Properties Realty Trust, Inc.                                                 93
      5,570   Exantas Capital Corp.                                                                   63
      5,867   Farmland Partners, Inc.                                                                 41
     19,315   First Industrial Realty Trust, Inc.                                                    710
     10,273   Four Corners Property Trust, Inc.                                                      281
     15,738   Franklin Street Properties Corp.                                                       116
      7,473   Front Yard Residential Corp.                                                            91
     31,105   Gaming and Leisure Properties, Inc.                                                  1,213
     18,701   GEO Group, Inc.                                                                        393
      5,204   Getty Realty Corp.                                                                     160
      5,033   Gladstone Commercial Corp.                                                             107
      1,785   Gladstone Land Corp.                                                                    21
      2,946   Global Medical REIT, Inc.                                                               31
     11,174   Global Net Lease, Inc.                                                                 219
      6,535   Granite Point Mortgage Trust, Inc.                                                     125
      2,174   Great Ajax Corp.                                                                        30
     19,124   Healthcare Realty Trust, Inc.                                                          599
     31,565   Healthcare Trust of America, Inc. "A"                                                  866
      6,587   Hersha Hospitality Trust                                                               109
     15,935   Highwoods Properties, Inc.                                                             658
     25,197   Hospitality Properties Trust                                                           630
     23,986   Hudson Pacific Properties, Inc.                                                        798
     13,622   Independence Realty Trust, Inc.                                                        158
     10,166   Industrial Logistics Properties Trust                                                  212
      1,468   Innovative Industrial Properties, Inc.(e)                                              181
     19,574   Invesco Mortgage Capital, Inc.                                                         316
      1,980   Investors Real Estate Trust                                                            116
     57,073   Invitation Homes, Inc.                                                               1,526
      9,913   iStar, Inc.                                                                            123
     17,269   JBG SMITH Properties                                                                   679
      3,667   Jernigan Capital, Inc.                                                                  75
     15,568   Kilroy Realty Corp.                                                                  1,149
     12,411   Kite Realty Group Trust                                                                188
      2,907   KKR Real Estate Finance Trust, Inc.                                                     58
     11,983   Ladder Capital Corp.                                                                   199
     12,881   Lamar Advertising Co. "A"                                                            1,040
     31,494   Lexington Realty Trust                                                                 296
     22,648   Liberty Property Trust                                                               1,133
      7,129   Life Storage, Inc.                                                                     678
      6,172   LTC Properties, Inc.                                                                   282
     13,234   Mack-Cali Realty Corp.                                                                 308
     58,688   Medical Properties Trust, Inc.                                                       1,024

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                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     68,818   MFA Financial, Inc.                                                               $    494
     15,212   Monmouth Real Estate Investment Corp.                                                  206
      6,782   National Health Investors, Inc.                                                        529
     24,915   National Retail Properties, Inc.                                                     1,321
      8,526   National Storage Affiliates Trust                                                      247
     63,073   New Residential Investment Corp.                                                       971
     14,071   New Senior Investment Group, Inc.                                                       95
     26,476   New York Mortgage Trust, Inc.                                                          164
      5,966   NorthStar Realty Europe Corp.                                                           98
      7,589   Office Properties Income Trust                                                         199
     31,954   Omega Healthcare Investors, Inc.                                                     1,174
      2,978   One Liberty Properties, Inc.                                                            86
      7,148   Orchid Island Capital, Inc.                                                             45
     22,277   Outfront Media, Inc.                                                                   575
     30,815   Paramount Group, Inc.                                                                  432
     31,428   Park Hotels & Resorts, Inc.                                                            866
     20,541   Pebblebrook Hotel Trust                                                                579
     10,348   Pennsylvania Real Estate Investment Trust(e)                                            67
     10,450   PennyMac Mortgage Investment Trust                                                     228
     27,835   Physicians Realty Trust                                                                485
     19,792   Piedmont Office Realty Trust, Inc. "A"                                                 394
     10,058   PotlatchDeltic Corp.                                                                   392
      6,566   Preferred Apartment Communities, Inc. "A"                                               98
      3,004   PS Business Parks, Inc.                                                                506
      8,452   QTS Realty Trust, Inc. "A"                                                             390
     19,841   Rayonier, Inc.                                                                         601
      4,422   Ready Capital Corp.                                                                     66
     14,789   Redwood Trust, Inc.                                                                    244
        610   Regional Health Properties, Inc.(d)                                                      1
     18,131   Retail Opportunity Investments Corp.                                                   311
     32,927   Retail Properties of America, Inc. "A"                                                 387
      2,499   Retail Value, Inc.                                                                      87
     15,883   Rexford Industrial Realty, Inc.                                                        641
     27,386   RLJ Lodging Trust                                                                      486
     12,330   RPT Realty                                                                             149
      7,868   Ryman Hospitality Properties, Inc.                                                     638
     27,219   Sabra Health Care REIT, Inc.                                                           536
      1,841   Saul Centers, Inc.                                                                     103
     36,130   Senior Housing Properties Trust                                                        299
      4,194   Seritage Growth Properties REIT "A"                                                    180
     22,410   SITE Centers Corp.                                                                     297
      6,802   Spirit MTA REIT                                                                         57
     13,605   Spirit Realty Capital, Inc.                                                            580
     17,308   STAG Industrial, Inc.                                                                  523
     41,657   Starwood Property Trust, Inc.                                                          946
     30,363   STORE Capital Corp.                                                                  1,008
     16,267   Summit Hotel Properties, Inc.                                                          187
     13,468   Sun Communities, Inc.                                                                1,726
     34,433   Sunstone Hotel Investors, Inc.                                                         472
     15,295   Tanger Factory Outlet Centers, Inc.(e)                                                 248
      9,740   Taubman Centers, Inc.                                                                  398
      9,534   Terreno Realty Corp.                                                                   468
      5,678   TPG RE Finance Trust, Inc.                                                             110
     37,702   Two Harbors Investment Corp.                                                           478
      5,693   UMH Properties, Inc.                                                                    71
     26,939   Uniti Group, Inc.                                                                      256
      1,936   Universal Health Realty Income Trust                                                   164
     16,094   Urban Edge Properties                                                                  279

================================================================================

36  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      4,981   Urstadt Biddle Properties, Inc. "A"                                               $    105
    148,152   VEREIT, Inc.                                                                         1,335
     55,005   VICI Properties, Inc.                                                                1,212
     30,002   Washington Prime Group, Inc.(e)                                                        115
     11,952   Washington Real Estate Investment Trust                                                320
     18,323   Weingarten Realty Investors                                                            502
      7,954   Western Asset Mortgage Capital Corp.                                                    79
      7,047   Whitestone REIT                                                                         89
     26,009   WP Carey, Inc.                                                                       2,111
     17,434   Xenia Hotels & Resorts, Inc.                                                           364
                                                                                                --------
                                                                                                  72,144
                                                                                                --------
SAVINGS & LOANS (0.8%)
      8,243   Axos Financial, Inc.(d)                                                                225
      5,667   Banc of California, Inc.                                                                79
      3,939   BankFinancial Corp.                                                                     55
      6,532   Berkshire Hills Bancorp, Inc.                                                          205
     11,463   Brookline Bancorp, Inc.                                                                176
     21,111   Capitol Federal Financial, Inc.                                                        291
      3,073   Community Bankers Trust Corp.                                                           26
      5,246   Dime Community Bancshares, Inc.                                                        100
        954   Entegra Financial Corp.(d)                                                              29
      3,300   ESSA Bancorp, Inc.                                                                      50
        152   First Capital, Inc.                                                                      8
      3,366   First Defiance Financial Corp.                                                          96
      2,323   First Financial Northwest, Inc.                                                         33
        181   First Savings Financial Group, Inc.                                                     11
      4,602   Flushing Financial Corp.                                                               102
        435   FS Bancorp, Inc.                                                                        22
        211   Hingham Institution for Savings                                                         42
      1,907   HMN Financial, Inc.(d)                                                                  40
      1,217   Home Bancorp, Inc.                                                                      47
      3,223   HomeTrust Bancshares, Inc.                                                              81
     34,925   Investors Bancorp, Inc.                                                                389
        914   Malvern Bancorp, Inc.(d)                                                                20
      8,210   Meridian Bancorp, Inc.                                                                 147
      1,697   MutualFirst Financial, Inc.                                                             58
     72,242   New York Community Bancorp, Inc.                                                       721
      7,214   Northfield Bancorp, Inc.                                                               113
     16,275   Northwest Bancshares, Inc.                                                             287
      6,742   OceanFirst Financial Corp.                                                             167
      5,107   Oritani Financial Corp.                                                                 91
      6,901   Pacific Premier Bancorp, Inc.                                                          213
        898   Provident Financial Holdings, Inc.                                                      19
      9,234   Provident Financial Services, Inc.                                                     224
        841   Prudential Bancorp, Inc.                                                                16
      5,394   Riverview Bancorp, Inc.                                                                 46
        983   Southern Missouri Bancorp, Inc.                                                         34
     31,254   Sterling Bancorp                                                                       665
      2,198   Territorial Bancorp, Inc.                                                               68
      8,236   TFS Financial Corp.                                                                    149
        852   Timberland Bancorp, Inc.                                                                25
      9,075   United Community Financial Corp.                                                        87
      8,517   United Financial Bancorp, Inc.                                                         121
     11,866   Washington Federal, Inc.                                                               414
      4,794   Waterstone Financial, Inc.                                                              82
      8,244   WSFS Financial Corp.                                                                   340
                                                                                                --------
                                                                                                   6,214
                                                                                                --------
              Total Financial                                                                    186,492
                                                                                                --------
INDUSTRIAL (13.0%)
------------------
AEROSPACE/DEFENSE (1.0%)
      4,851   AAR Corp.                                                                              179
     11,222   Aerojet Rocketdyne Holdings, Inc.(d)                                                   502
      3,384   Aerovironment, Inc.(d)                                                                 192

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                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      3,433   Astronics Corp.(d)                                                                $    138
      7,221   Barnes Group, Inc.                                                                     407
      2,281   CPI Aerostructures, Inc.(d)                                                             19
      1,874   Ducommun, Inc.(d)                                                                       85
      6,200   HEICO Corp.                                                                            830
     10,883   HEICO Corp. "A"                                                                      1,125
      4,600   Innovative Solutions & Support, Inc.(d)                                                 23
      4,270   Kaman Corp.                                                                            272
     12,478   Kratos Defense & Security Solutions, Inc.(d)                                           286
      4,945   Moog, Inc. "A"                                                                         463
        790   National Presto Industries, Inc.(e)                                                     74
     15,797   Spirit AeroSystems Holdings, Inc. "A"                                                1,285
      5,495   Teledyne Technologies, Inc.(d)                                                       1,505
      7,487   Triumph Group, Inc.                                                                    171
      8,960   Wesco Aircraft Holdings, Inc.(d)                                                        99
                                                                                                --------
                                                                                                   7,655
                                                                                                --------
BUILDING MATERIALS (1.3%)
      5,934   AAON, Inc.                                                                             298
      2,187   American Woodmark Corp.(d)                                                             185
      4,074   Apogee Enterprises, Inc.                                                               177
      4,145   Armstrong Flooring, Inc.(d)                                                             41
      7,510   Armstrong World Industries, Inc.                                                       730
      5,862   Boise Cascade Co.                                                                      165
      4,880   Broadwind Energy, Inc.(d)                                                               11
     18,770   Builders FirstSource, Inc.(d)                                                          316
      5,319   Continental Building Products, Inc.(d)                                                 141
      6,628   Cornerstone Building Brands, Inc.(d)                                                    39
      6,744   Eagle Materials, Inc.                                                                  625
      4,423   Energy Focus, Inc.(d)                                                                    2
      2,885   Forterra, Inc.(d)                                                                       14
      5,276   Gibraltar Industries, Inc.(d)                                                          213
      4,996   Griffon Corp.                                                                           85
     10,473   JELD-WEN Holding, Inc.(d)                                                              222
      5,389   Lennox International, Inc.                                                           1,482
     18,553   Louisiana-Pacific Corp.                                                                486
      4,195   LSI Industries, Inc.                                                                    15
      3,652   Masonite International Corp.(d)                                                        192
     30,233   MDU Resources Group, Inc.                                                              780
     16,580   Owens Corning                                                                          965
      3,589   Patrick Industries, Inc.(d)                                                            177
      8,137   PGT Innovations, Inc.(d)                                                               136
      5,552   Research Frontiers, Inc.(d)                                                             18
      5,926   Simpson Manufacturing Co., Inc.                                                        394
      6,490   SPX Corp.(d)                                                                           214
     17,224   Summit Materials, Inc. "A"(d)                                                          332
      2,196   Tecnoglass, Inc.                                                                        14
      1,236   Tecogen, Inc.(d)                                                                         5
      9,004   Trex Co., Inc.(d)                                                                      646
      2,627   U.S. Concrete, Inc.(d)                                                                 131
      9,376   Universal Forest Products, Inc.                                                        357
                                                                                                --------
                                                                                                   9,608
                                                                                                --------
ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
      6,093   Acuity Brands, Inc.                                                                    840
      4,720   American Superconductor Corp.(d)                                                        44
      6,029   Belden, Inc.                                                                           359
      3,678   Capstone Turbine Corp.(d)                                                                3
      2,960   Encore Wire Corp.                                                                      173
      9,781   Energizer Holdings, Inc.                                                               378
      2,400   Energous Corp.(d),(e)                                                                   11
      6,551   EnerSys                                                                                449
      9,504   Generac Holdings, Inc.(d)                                                              660
      1,902   Graham Corp.                                                                            38

================================================================================

38  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      8,183   Hubbell, Inc.                                                                     $  1,067
      2,808   Insteel Industries, Inc.                                                                59
      3,818   Littelfuse, Inc.                                                                       676
      1,369   nLight, Inc.(d)                                                                         26
      5,098   Novanta, Inc.(d)                                                                       481
      7,855   Orion Energy Systems, Inc.(d)                                                           23
      1,398   Powell Industries, Inc.                                                                 53
      9,200   SunPower Corp.(d)                                                                       98
      4,545   Ultralife Corp.(d)                                                                      36
      6,485   Universal Display Corp.                                                              1,220
      2,235   Vicor Corp.(d)                                                                          69
                                                                                                --------
                                                                                                   6,763
                                                                                                --------
ELECTRONICS (2.2%)
     16,547   ADT, Inc.(e)                                                                           101
      5,842   Advanced Energy Industries, Inc.(d)                                                    329
      1,429   Akoustis Technologies, Inc.(d)                                                           9
      5,772   Alarm.com Holdings, Inc.(d)                                                            309
      1,620   Allied Motion Technologies, Inc.                                                        61
      6,764   Applied DNA Sciences, Inc.(d)                                                            3
      3,123   Applied Optoelectronics, Inc.(d),(e)                                                    32
     12,936   Arrow Electronics, Inc.(d)                                                             922
      7,452   Atkore International Group, Inc.(d)                                                    193
     16,231   Avnet, Inc.                                                                            735
      4,645   Badger Meter, Inc.                                                                     277
      2,157   Bel Fuse, Inc. "B"                                                                      37
      6,305   Benchmark Electronics, Inc.                                                            158
      7,405   Brady Corp. "A"                                                                        365
      3,725   Coherent, Inc.(d)                                                                      508
      3,715   Comtech Telecommunications Corp.                                                       104
      3,929   Control4 Corp.(d)                                                                       93
      1,663   CyberOptics Corp.(d)                                                                    27
      1,894   Digimarc Corp.(d)                                                                       84
      2,690   FARO Technologies, Inc.(d)                                                             141
     27,916   Fitbit, Inc. "A"(d)                                                                    123
      7,584   Fluidigm Corp.(d)                                                                       93
     39,043   Gentex Corp.                                                                           961
     15,121   GoPro, Inc. "A"(d)                                                                      83
      3,365   Identiv, Inc.(d)                                                                        17
      9,195   II-VI, Inc.(d)                                                                         336
      1,361   IntriCon Corp.(d)                                                                       32
      5,094   Itron, Inc.(d)                                                                         319
     20,742   Jabil, Inc.                                                                            655
      9,165   KEMET Corp.                                                                            172
      5,162   Kimball Electronics, Inc.(d)                                                            84
     12,987   Knowles Corp.(d)                                                                       238
      8,678   LRAD Corp.(d)                                                                           29
        562   Mesa Laboratories, Inc.                                                                137
     10,983   MicroVision, Inc.(d)                                                                     9
      2,478   Napco Security Technologies, Inc.(d)                                                    74
     17,117   National Instruments Corp.                                                             719
        974   NVE Corp.                                                                               68
     24,270   nVent Electric plc                                                                     602
      2,573   OSI Systems, Inc.(d)                                                                   290
      3,206   Park Electrochemical Corp.                                                              54
      4,604   Plexus Corp.(d)                                                                        269
     19,365   Resideo Technologies, Inc.(d)                                                          425
     10,440   Sanmina Corp.(d)                                                                       316
     24,297   Sensata Technologies Holding plc(d)                                                  1,191
      1,985   SMART Global Holdings, Inc.(d)                                                          46
      4,259   Stoneridge, Inc.(d)                                                                    134
      6,222   SYNNEX Corp.                                                                           612
      5,425   Tech Data Corp.(d)                                                                     567
      1,050   Transcat, Inc.(d)                                                                       27
     37,930   Trimble, Inc.(d)                                                                     1,711
     13,962   TTM Technologies, Inc.(d)                                                              142
      1,515   Turtle Beach Corp.(d),(e)                                                               18
     20,274   Vishay Intertechnology, Inc.                                                           335
      2,569   Vishay Precision Group, Inc.(d)                                                        104
      4,230   Watts Water Technologies, Inc. "A"                                                     394
      8,507   Woodward, Inc.                                                                         963
      4,990   ZAGG, Inc.(d)                                                                           35
                                                                                                --------
                                                                                                  16,872
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION (0.9%)
     24,023   AECOM(d)                                                                          $    909
      5,610   Aegion Corp.(d)                                                                        103
      7,543   Arcosa, Inc.                                                                           284
      1,952   Argan, Inc.                                                                             79
      2,695   BrightView Holdings, Inc.(d)                                                            50
      5,684   Comfort Systems USA, Inc.                                                              290
      3,650   Concrete Pumping Holdings, Inc.(d)                                                      19
      3,145   Construction Partners, Inc. "A"(d)                                                      47
      4,818   Dycom Industries, Inc.(d)                                                              284
      8,566   EMCOR Group, Inc.                                                                      755
      7,770   Exponent, Inc.                                                                         455
     20,177   Fluor Corp.                                                                            680
     12,923   frontdoor, Inc.(d)                                                                     563
      3,448   Goldfield Corp.(d)                                                                       8
      7,056   Granite Construction, Inc.                                                             340
      9,666   Great Lakes Dredge & Dock Corp.(d)                                                     107
      1,636   IES Holdings, Inc.(d)                                                                   31
      4,248   Iteris, Inc.(d)                                                                         22
     21,005   KBR, Inc.                                                                              524
      9,530   MasTec, Inc.(d)                                                                        491
      2,701   Mistras Group, Inc.(d)                                                                  39
      2,843   MYR Group, Inc.(d)                                                                     106
      1,219   NV5 Global, Inc.(d)                                                                     99
      5,034   Orion Group Holdings, Inc.(d)                                                           14
      1,937   Perma-Pipe International Holdings, Inc.(d)                                              18
      5,751   Primoris Services Corp.                                                                120
      5,074   Sterling Construction Co., Inc.(d)                                                      68
      5,260   TopBuild Corp.(d)                                                                      435
      6,087   Tutor Perini Corp.(d)                                                                   84
      1,288   VSE Corp.                                                                               37
      4,800   Willscot Corp.(d)                                                                       72
                                                                                                --------
                                                                                                   7,133
                                                                                                --------
ENVIRONMENTAL CONTROL (0.5%)
     11,337   Advanced Disposal Services, Inc.(d)                                                    362
      1,767   Aqua Metals, Inc.(d)                                                                     3
      1,801   AquaVenture Holdings Ltd.(d)                                                            36
      6,369   Casella Waste Systems, Inc. "A"(d)                                                     252
      4,277   CECO Environmental Corp.(d)                                                             41
      7,830   Clean Harbors, Inc.(d)                                                                 557
     17,930   Covanta Holding Corp.                                                                  321
      5,232   Energy Recovery, Inc.(d)                                                                55
      8,762   Evoqua Water Technologies Corp.(d)                                                     125
      3,545   Heritage-Crystal Clean, Inc.(d)                                                         93
      4,810   Perma-Fix Environmental Services(d)                                                     19
      2,539   Pure Cycle Corp.(d)                                                                     27
      2,241   Quest Resource Holding Corp.(d)                                                          6
      3,499   Sharps Compliance Corp.(d)                                                              12
     13,135   Stericycle, Inc.(d)                                                                    627
      8,488   Tetra Tech, Inc.                                                                       667
      3,348   U.S. Ecology, Inc.                                                                     199
                                                                                                --------
                                                                                                   3,402
                                                                                                --------
HAND/MACHINE TOOLS (0.4%)
     14,768   Colfax Corp.(d)                                                                        414
      5,838   Franklin Electric Co., Inc.                                                            277
     12,554   Kennametal, Inc.                                                                       464
      9,388   Lincoln Electric Holdings, Inc.                                                        773
     10,452   Milacron Holdings Corp.(d)                                                             144
      5,371   MSA Safety, Inc.                                                                       566
      6,542   Regal Beloit Corp.                                                                     535
                                                                                                --------
                                                                                                   3,173
                                                                                                --------
MACHINERY-CONSTRUCTION & MINING (0.3%)
      3,451   Astec Industries, Inc.                                                                 112
     30,920   Babcock & Wilcox Enterprises, Inc.(d)                                                   11
      2,931   Bloom Energy Corp. "A"(d),(e)                                                           36
     14,539   BWX Technologies, Inc.                                                                 757

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40  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      1,727   Hyster-Yale Materials Handling, Inc.                                              $     95
     10,679   Oshkosh Corp.                                                                          892
      9,967   Terex Corp.                                                                            313
                                                                                                --------
                                                                                                   2,216
                                                                                                --------
MACHINERY-DIVERSIFIED (1.8%)
      9,852   AGCO Corp.                                                                             764
      1,607   Alamo Group, Inc.                                                                      161
      4,299   Albany International Corp. "A"                                                         356
     10,104   Altra Industrial Motion Corp.                                                          362
      5,943   Applied Industrial Technologies, Inc.                                                  366
      6,373   Briggs & Stratton Corp.                                                                 65
      6,500   Cactus, Inc. "A"(d)                                                                    215
      4,840   Chart Industries, Inc.(d)                                                              372
     26,348   Cognex Corp.                                                                         1,264
      2,933   Columbus McKinnon Corp.                                                                123
      7,763   Crane Co.                                                                              648
      2,112   CSW Industrials, Inc.                                                                  144
      6,614   Curtiss-Wright Corp.                                                                   841
      2,735   DXP Enterprises, Inc.(d)                                                               104
      6,100   Eastman Kodak Co.(d),(e)                                                                15
     19,740   Gardner Denver Holdings, Inc.(d)                                                       683
      6,000   Gates Industrial Corp. plc(d)                                                           68
      2,838   Gorman-Rupp Co.                                                                         93
     25,050   Graco, Inc.                                                                          1,257
      8,482   GrafTech International Ltd.                                                             98
      1,373   Hurco Companies, Inc.                                                                   49
      5,097   Ichor Holdings Ltd.(d)                                                                 120
     11,423   IDEX Corp.                                                                           1,966
      5,485   Intevac, Inc.(d)                                                                        27
      1,829   Kadant, Inc.                                                                           166
      1,495   Lindsay Corp.                                                                          123
      5,858   Manitowoc Co., Inc.(d)                                                                 104
      8,362   Middleby Corp.(d)                                                                    1,135
     24,820   Mueller Water Products, Inc. "A"                                                       244
      8,820   NN, Inc.                                                                                86
      7,843   Nordson Corp.                                                                        1,108
      6,381   SPX FLOW, Inc.(d)                                                                      267
      2,625   Tennant Co.                                                                            161
      1,831   Twin Disc, Inc.(d)                                                                      28
     19,183   Welbilt, Inc.(d)                                                                       320
                                                                                                --------
                                                                                                  13,903
                                                                                                --------
METAL FABRICATION/HARDWARE (0.5%)
      5,721   Advanced Drainage Systems, Inc.                                                        188
      1,955   Ampco-Pittsburgh Corp.(d)                                                                8
      3,998   AZZ, Inc.                                                                              184
        494   Chicago Rivet & Machine Co.                                                             14
      2,547   CIRCOR International, Inc.(d)                                                          117
        871   Eastern Co.                                                                             24
      3,673   Global Brass & Copper Holdings, Inc.                                                   161
      4,381   Helios Technologies, Inc.                                                              203
      1,032   Lawson Products, Inc.(d)                                                                38
      1,479   LB Foster Co. "A"(d)                                                                    40
      2,925   Mayville Engineering Co., Inc.(d)                                                       40
      9,270   Mueller Industries, Inc.                                                               271
      2,132   Northwest Pipe Co.(d)                                                                   55
      1,597   Olympic Steel, Inc.                                                                     22
        581   Omega Flex, Inc.                                                                        45
      3,788   RBC Bearings, Inc.(d)                                                                  632
     15,645   Rexnord Corp.(d)                                                                       473
      2,400   Ryerson Holding Corp.(d)                                                                20
        573   Strattec Security Corp.                                                                 14
     10,466   Timken Co.                                                                             537
      5,808   TimkenSteel Corp.(d)                                                                    47
      3,711   Tredegar Corp.                                                                          62
      6,652   TriMas Corp.(d)                                                                        206
      3,438   Valmont Industries, Inc.                                                               436
      6,215   Worthington Industries, Inc.                                                           250
                                                                                                --------
                                                                                                   4,087
                                                                                                --------
MISCELLANEOUS MANUFACTURERS (1.3%)
      9,588   Actuant Corp. "A"                                                                      238
      8,805   American Outdoor Brands Corp.(d)                                                        79

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                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      9,688   AptarGroup, Inc.                                                                  $  1,205
      8,819   Axon Enterprise, Inc.(d)                                                               566
      8,710   Carlisle Companies, Inc.                                                             1,223
      1,110   Chase Corp.                                                                            119
     19,470   Donaldson Co., Inc.                                                                    990
      2,972   EnPro Industries, Inc.                                                                 190
      3,900   ESCO Technologies, Inc.                                                                322
      5,348   Fabrinet(d)                                                                            266
      9,098   Federal Signal Corp.                                                                   243
      2,656   FreightCar America, Inc.(d)                                                             16
      2,039   Haynes International, Inc.                                                              65
     12,962   Hexcel Corp.                                                                         1,048
      9,213   Hillenbrand, Inc.                                                                      365
     13,150   ITT, Inc.                                                                              861
      4,869   John Bean Technologies Corp.                                                           590
      1,700   Loop Industries, Inc.(d),(e)                                                            17
      2,939   LSB Industries, Inc.(d)                                                                 11
      2,799   Lydall, Inc.(d)                                                                         57
      5,323   Myers Industries, Inc.                                                                 103
      4,076   Proto Labs, Inc.(d)                                                                    473
      5,522   Raven Industries, Inc.                                                                 198
      2,053   Standex International Corp.                                                            150
      2,841   Sturm Ruger & Co., Inc.                                                                155
      2,147   Synalloy Corp.                                                                          33
     19,148   Trinity Industries, Inc.                                                               397
      6,539   Trinseo S.A.                                                                           277
                                                                                                --------
                                                                                                  10,257
                                                                                                --------
PACKAGING & CONTAINERS (0.7%)
     20,191   Berry Global Group, Inc.(d)                                                          1,062
     20,705   Crown Holdings, Inc.(d)                                                              1,265
     45,106   Graphic Packaging Holding Co.                                                          631
      4,371   Greif, Inc. "A"                                                                        142
      1,017   Greif, Inc. "B"                                                                         44
      2,155   Multi-Color Corp.                                                                      108
     23,762   Owens-Illinois, Inc.                                                                   410
     12,070   Silgan Holdings, Inc.                                                                  369
     15,359   Sonoco Products Co.                                                                  1,004
      1,471   UFP Technologies, Inc.(d)                                                               61
                                                                                                --------
                                                                                                   5,096
                                                                                                --------
TRANSPORTATION (1.1%)
      8,818   Air Transport Services Group, Inc.(d)                                                  215
      3,519   ArcBest Corp.                                                                           99
      3,769   Atlas Air Worldwide Holdings, Inc.(d)                                                  168
      2,275   Covenant Transportation Group, Inc. "A"(d)                                              33
      4,188   CryoPort, Inc.(d)                                                                       77
      7,115   Daseke, Inc.(d)                                                                         26
      4,352   Dorian LPG Ltd.(d)                                                                      39
     10,677   Eagle Bulk Shipping, Inc.(d)                                                            56
      4,536   Echo Global Logistics, Inc.(d)                                                          95
      4,502   Forward Air Corp.                                                                      266
      2,047   Genco Shipping & Trading Ltd.(d)                                                        17
      8,703   Genesee & Wyoming, Inc. "A"(d)                                                         870
      6,722   Heartland Express, Inc.                                                                122
      5,026   Hornbeck Offshore Services, Inc.(d)                                                      6
      5,287   Hub Group, Inc. "A"(d)                                                                 222
      4,889   International Seaways, Inc.(d)                                                          93
      8,260   Kirby Corp.(d)                                                                         653
     19,034   Knight-Swift Transportation Holdings, Inc.                                             625
      5,987   Landstar System, Inc.                                                                  647
      5,945   Marten Transport Ltd.                                                                  108
      6,329   Matson, Inc.                                                                           246
      9,885   Old Dominion Freight Line, Inc.                                                      1,475
      5,813   Overseas Shipholding Group, Inc. "A"(d)                                                 11
        277   PAM Transportation Services, Inc.(d)                                                    17
      1,321   Park-Ohio Holdings Corp.                                                                43
        627   Patriot Transportation Holding, Inc.(d)                                                 11
      3,916   Radiant Logistics, Inc.(d)                                                              24
      4,543   Roadrunner Transportation Systems, Inc.(d)                                              43

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42  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      8,059   Ryder System, Inc.                                                                $    470
      4,133   Saia, Inc.(d)                                                                          267
      4,361   Schneider National, Inc. "B"                                                            80
      2,530   SEACOR Holdings, Inc.(d)                                                               120
      9,568   Steel Connect, Inc.(d)                                                                  17
      5,404   Tidewater, Inc.(d)                                                                     127
      2,711   U.S. Xpress Enterprises, Inc. "A"(d)                                                    14
      1,233   Universal Logistics Holdings, Inc.                                                      28
      1,622   USA Truck, Inc.(d)                                                                      16
      6,869   Werner Enterprises, Inc.                                                               214
     14,019   XPO Logistics, Inc.(d)                                                                 810
      4,920   YRC Worldwide, Inc.(d)                                                                  20
                                                                                                --------
                                                                                                   8,490
                                                                                                --------
TRUCKING & LEASING (0.1%)
      5,534   GATX Corp.                                                                             439
      3,943   General Finance Corp.(d)                                                                33
      5,303   Greenbrier Companies, Inc.                                                             161
      1,351   Willis Lease Finance Corp.(d)                                                           79
                                                                                                --------
                                                                                                     712
                                                                                                --------
              Total Industrial                                                                    99,367
                                                                                                --------
TECHNOLOGY (12.8%)
------------------
COMPUTERS (2.1%)
     17,506   3D Systems Corp.(d),(e)                                                                159
      3,119   Agilysys, Inc.(d)                                                                       67
      3,797   CACI International, Inc. "A"(d)                                                        777
      6,872   Carbon Black, Inc.(d)                                                                  115
      5,027   Carbonite, Inc.(d)                                                                     131
     28,206   Conduent, Inc.(d)                                                                      271
      6,048   Cray, Inc.(d)                                                                          211
      4,385   Cubic Corp.                                                                            283
     22,725   Dell Technologies, Inc. "C"(d)                                                       1,154
     12,634   Diebold Nixdorf, Inc.(d)                                                               116
        956   Elastic N.V.(d)                                                                         71
      7,109   Electronics For Imaging, Inc.(d)                                                       262
      7,974   EPAM Systems, Inc.(d)                                                                1,380
      5,268   ExlService Holdings, Inc.(d)                                                           348
      1,784   ExOne Co.(d)                                                                            17
      5,800   ForeScout Technologies, Inc.(d)                                                        196
     23,298   Genpact Ltd.                                                                           887
      5,507   Insight Enterprises, Inc.(d)                                                           321
      1,911   Inspired Entertainment, Inc.(d)                                                         16
     21,840   Leidos Holdings, Inc.                                                                1,744
     11,298   Lumentum Holdings, Inc.(d)                                                             603
      2,040   Mastech Digital, Inc.(d)                                                                10
      9,844   MAXIMUS, Inc.                                                                          714
      7,626   Mercury Systems, Inc.(d)                                                               537
      6,170   Mitek Systems, Inc.(d)                                                                  61
      2,593   MTS Systems Corp.                                                                      152
     18,598   NCR Corp.(d)                                                                           578
     11,151   NetScout Systems, Inc.(d)                                                              283
     12,018   Nutanix, Inc. "A"(d)                                                                   312
      4,683   OneSpan, Inc.(d)                                                                        66
      2,204   PAR Technology Corp.(d),(e)                                                             62
      1,792   Parsons Corp.(d)                                                                        66
     22,151   Perspecta, Inc.                                                                        519
      2,718   PlayAGS, Inc.(d)                                                                        53
      6,916   Presidio, Inc.                                                                          95
     28,156   Pure Storage, Inc. "A"(d)                                                              430
      5,068   Qualys, Inc.(d)                                                                        441
      2,149   Qumu Corp.(d)                                                                            9
      6,407   Rapid7, Inc.(d)                                                                        371
      7,878   Science Applications International Corp.                                               682
      3,340   StarTek, Inc.(d)                                                                        27
      5,857   Sykes Enterprises, Inc.(d)                                                             161
      1,629   Tenable Holdings, Inc.(d)                                                               47
      2,692   TransAct Technologies, Inc.                                                             30
      2,549   TTEC Holdings, Inc.                                                                    119
      7,423   Unisys Corp.(d)                                                                         72
      7,417   USA Technologies, Inc.(d),(e)                                                           55
      4,555   Varonis Systems, Inc.(d)                                                               282

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                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      4,107   Virtusa Corp.(d)                                                                  $    182
      4,197   Vocera Communications, Inc.(d)                                                         134
      3,153   Vuzix Corp.(d),(e)                                                                      13
                                                                                                --------
                                                                                                  15,692
                                                                                                --------
OFFICE/BUSINESS EQUIPMENT (0.2%)
        791   AstroNova, Inc.                                                                         20
     28,398   Pitney Bowes, Inc.                                                                     122
      8,135   Zebra Technologies Corp. "A"(d)                                                      1,704
                                                                                                --------
                                                                                                   1,846
                                                                                                --------
SEMICONDUCTORS (2.0%)
        800   ACM Research, Inc. "A"(d)                                                               12
      3,388   Adesto Technologies Corp.(d)                                                            28
      2,913   Alpha & Omega Semiconductor Ltd.(d)                                                     27
     18,642   Amkor Technology, Inc.(d)                                                              139
      2,148   Amtech Systems, Inc.(d)                                                                 12
      3,862   Aquantia Corp.(d)                                                                       50
      6,239   AVX Corp.                                                                              104
      4,811   Axcelis Technologies, Inc.(d)                                                           72
      6,341   AXT, Inc.(d)                                                                            25
     10,683   Brooks Automation, Inc.                                                                414
      4,419   Cabot Microelectronics Corp.                                                           486
      3,467   CEVA, Inc.(d)                                                                           84
      8,882   Cirrus Logic, Inc.(d)                                                                  388
      6,077   Cohu, Inc.                                                                              94
     16,195   Cree, Inc.(d)                                                                          910
      5,283   CTS Corp.                                                                              146
     55,377   Cypress Semiconductor Corp.                                                          1,232
      5,690   Diodes, Inc.(d)                                                                        207
      3,046   DSP Group, Inc.(d)                                                                      44
      6,297   eMagin Corp.(d)                                                                          3
      4,624   EMCORE Corp.(d)                                                                         15
     20,490   Entegris, Inc.                                                                         765
     11,782   FormFactor, Inc.(d)                                                                    185
      4,254   GSI Technology, Inc.(d)                                                                 36
      2,838   Impinj, Inc.(d)                                                                         81
      6,551   Inphi Corp.(d)                                                                         328
     11,813   Kopin Corp.(d)                                                                          13
     10,388   Kulicke & Soffa Industries, Inc.                                                       234
     19,222   Lattice Semiconductor Corp.(d)                                                         280
      6,324   MACOM Technology Solutions Holdings, Inc.(d)                                            96
     90,158   Marvell Technology Group Ltd.                                                        2,152
      9,324   MaxLinear, Inc.(d)                                                                     219
      8,101   MKS Instruments, Inc.                                                                  631
      5,933   Monolithic Power Systems, Inc.                                                         806
      1,465   MoSys, Inc.(d)                                                                           -
      3,289   Nanometrics, Inc.(d)                                                                   114
     63,325   ON Semiconductor Corp.(d)                                                            1,280
     10,897   Photronics, Inc.(d)                                                                     89
      5,286   Pixelworks, Inc.(d)                                                                     16
      4,398   Power Integrations, Inc.                                                               353
      9,826   QuickLogic Corp.(d)                                                                      6
     16,362   Rambus, Inc.(d)                                                                        197
        529   Rubicon Technology, Inc.(d)                                                              4
      4,256   Rudolph Technologies, Inc.(d)                                                          118
      9,996   Semtech Corp.(d)                                                                       480
      6,618   Silicon Laboratories, Inc.(d)                                                          684
      5,229   Synaptics, Inc.(d)                                                                     152
     26,167   Teradyne, Inc.                                                                       1,254
         74   U.S. Gold Corp.(d)                                                                       -
      5,086   Ultra Clean Holdings, Inc.(d)                                                           71
      8,156   Veeco Instruments, Inc.(d)                                                             100
      7,141   Xperi Corp.                                                                            147
                                                                                                --------
                                                                                                  15,383
                                                                                                --------
SOFTWARE (8.5%)
     16,888   ACI Worldwide, Inc.(d)                                                                 580
     25,453   Allscripts Healthcare Solutions, Inc.(d)                                               296
      4,129   Altair Engineering, Inc. "A"(d)                                                        167
      7,065   Alteryx, Inc. "A"(d)                                                                   771
      4,539   Amber Road, Inc.(d)                                                                     59

================================================================================

44  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      5,062   American Software, Inc. "A"                                                       $     67
      1,791   Appfolio, Inc. "A"(d)                                                                  183
      4,994   Appian Corp.(d)                                                                        180
     10,436   Aspen Technology, Inc.(d)                                                            1,297
      3,050   Asure Software, Inc.(d),(e)                                                             25
     16,500   Avaya Holdings Corp.(d)                                                                196
      5,767   Avid Technology, Inc.(d)                                                                53
      1,147   Bandwidth, Inc. "A"(d)                                                                  86
      3,803   Benefitfocus, Inc.(d)                                                                  103
     21,736   Black Knight, Inc.(d)                                                                1,307
      7,425   Blackbaud, Inc.                                                                        620
      7,109   Blackline, Inc.(d)                                                                     380
      5,773   Bottomline Technologies de, Inc.(d)                                                    255
     22,146   Box, Inc. "A"(d)                                                                       390
      5,883   Brightcove, Inc.(d)                                                                     61
      9,141   Castlight Health, Inc. "B"(d)                                                           30
     18,384   CDK Global, Inc.                                                                       909
     10,243   Ceridian HCM Holding, Inc.(d)                                                          514
         72   Change Healthcare, Inc.(d)                                                               1
     12,128   Cision Ltd.(d)                                                                         142
     33,865   Cloudera, Inc.(d)                                                                      178
      5,901   CommVault Systems, Inc.(d)                                                             293
      1,686   Computer Programs & Systems, Inc.                                                       47
      8,212   Cornerstone OnDemand, Inc.(d)                                                          476
      8,299   Coupa Software, Inc.(d)                                                              1,051
     14,716   Covetrus, Inc.(d)                                                                      360
      4,927   CSG Systems International, Inc.                                                        241
        137   Daily Journal Corp.(d)                                                                  33
      8,312   Digital Turbine, Inc.(d)                                                                42
      3,630   DocuSign, Inc.(d)                                                                      180
      1,538   Domo, Inc. "B"(d)                                                                       42
      5,132   Donnelley Financial Solutions, Inc.(d)                                                  68
     29,982   Dropbox, Inc. "A"(d)                                                                   751
      3,364   Ebix, Inc.                                                                             169
      3,549   eGain Corp.(d)                                                                          29
      7,316   Envestnet, Inc.(d)                                                                     500
      4,408   Everbridge, Inc.(d)                                                                    394
     11,233   Evolent Health, Inc. "A"(d)                                                             89
      2,275   Evolving Systems, Inc.(d)                                                                2
      6,437   Exela Technologies, Inc.(d)                                                             14
      4,463   Fair Isaac Corp.(d)                                                                  1,401
      1,518   Fastly, Inc. "A"(d)                                                                     31
     87,715   First Data Corp. "A"(d)                                                              2,374
      8,986   Five9, Inc.(d)                                                                         461
     17,785   Glu Mobile, Inc.(d)                                                                    128
      5,963   GSE Systems, Inc.(d)                                                                    14
     12,310   Guidewire Software, Inc.(d)                                                          1,248
      5,900   HubSpot, Inc.(d)                                                                     1,006
      5,072   Immersion Corp.(d)                                                                      39
      7,279   InnerWorkings, Inc.(d)                                                                  28
      6,741   Innodata, Inc.(d)                                                                        6
     10,521   Inovalon Holdings, Inc. "A"(d)                                                         153
      4,930   Instructure, Inc.(d)                                                                   210
        648   Intelligent Systems Corp.(d)                                                            19
      7,173   j2 Global, Inc.                                                                        638
      8,970   LivePerson, Inc.(d)                                                                    251
     10,091   Manhattan Associates, Inc.(d)                                                          700
      3,813   ManTech International Corp. "A"                                                        251
      9,444   Medidata Solutions, Inc.(d)                                                            855
      1,280   MicroStrategy, Inc. "A"(d)                                                             183
     10,974   MobileIron, Inc.(d)                                                                     68
      4,111   Model N, Inc.(d)                                                                        80
      4,969   MongoDB, Inc.(d)                                                                       756
      6,127   Monotype Imaging Holdings, Inc.                                                        103
      7,043   New Relic, Inc.(d)                                                                     609
      6,990   NextGen Healthcare, Inc.(d)                                                            139
     44,576   Nuance Communications, Inc.(d)                                                         712
      6,335   Omnicell, Inc.(d)                                                                      545
     14,999   Pareteum Corp.(d),(e)                                                                   39
      3,280   Park City Group, Inc.(d),(e)                                                            18
      7,530   Paycom Software, Inc.(d)                                                             1,707
      4,645   PDF Solutions, Inc.(d)                                                                  61

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      5,608   Pegasystems, Inc.                                                                 $    399
     11,547   Pivotal Software, Inc. "A"(d)                                                          122
      8,460   Pluralsight, Inc. "A"(d)                                                               256
      6,799   Progress Software Corp.                                                                297
      5,348   PROS Holdings, Inc.(d)                                                                 338
     15,672   PTC, Inc.(d)                                                                         1,407
      1,451   QAD, Inc. "A"                                                                           58
        311   QAD, Inc. "B"                                                                            9
     11,162   RealPage, Inc.(d)                                                                      657
        621   Red Violet, Inc.(d)                                                                      8
      9,980   SailPoint Technologies Holding, Inc.(d)                                                200
      3,082   Sciplay Corp. "A"(d)                                                                    42
      7,106   Seachange International, Inc.(d)                                                        10
      3,863   SecureWorks Corp. "A"(d)                                                                51
     28,020   ServiceNow, Inc.(d)                                                                  7,693
      1,541   Simulations Plus, Inc.                                                                  44
     12,477   Smartsheet, Inc. "A"(d)                                                                604
      3,086   Smith Micro Software, Inc.(d)                                                            9
     22,800   Splunk, Inc.(d)                                                                      2,867
      2,618   SPS Commerce, Inc.(d)                                                                  268
     33,281   SS&C Technologies Holdings, Inc.                                                     1,917
      2,158   SVMK, Inc.(d)                                                                           36
     11,700   Synchronoss Technologies, Inc.(d)                                                       93
     10,965   Tableau Software, Inc. "A"(d)                                                        1,820
      2,507   Tabula Rasa HealthCare, Inc.(d)                                                        125
      5,854   Telenav, Inc.(d)                                                                        47
     18,265   Teradata Corp.(d)                                                                      655
     18,079   TiVo Corp.                                                                             133
     17,836   Twilio, Inc. "A"(d)                                                                  2,432
      5,919   Tyler Technologies, Inc.(d)                                                          1,279
      3,166   Upland Software, Inc.(d)                                                               144
     19,285   Veeva Systems, Inc. "A"(d)                                                           3,126
      9,967   Verint Systems, Inc.(d)                                                                536
      2,349   Veritone, Inc.(d)                                                                       20
     17,357   Verra Mobility Corp.(d)                                                                227
     11,550   VMware, Inc. "A"                                                                     1,931
     24,653   Workday, Inc. "A"(d)                                                                 5,068
      3,938   Workiva, Inc.(d)                                                                       229
     13,245   Yext, Inc.(d)                                                                          266
      4,053   Zedge, Inc. "B"(d)                                                                       7
      3,121   Zoom Video Communications, Inc. "A"(d)                                                 277
      2,758   Zovio, Inc.(d)                                                                          10
      1,543   Zuora, Inc. "A"(d)                                                                      24
    130,331   Zynga, Inc. "A"(d)                                                                     799
                                                                                                --------
                                                                                                  65,004
                                                                                                --------
              Total Technology                                                                    97,925
                                                                                                --------
UTILITIES (2.5%)
----------------
ELECTRIC (1.3%)
      7,872   ALLETE, Inc.                                                                           655
      3,372   Ameresco, Inc. "A"(d)                                                                   50
      8,369   Avangrid, Inc.                                                                         423
     10,331   Avista Corp.                                                                           461
      8,064   Black Hills Corp.                                                                      630
      6,065   Clearway Energy, Inc. "A"                                                               98
     10,858   Clearway Energy, Inc. "C"                                                              183
      6,206   El Paso Electric Co.                                                                   406
      3,673   Genie Energy Ltd. "B"                                                                   39
     16,633   Hawaiian Electric Industries, Inc.                                                     724
      7,724   IDACORP, Inc.                                                                          776
      5,101   MGE Energy, Inc.                                                                       373
      7,806   NorthWestern Corp.                                                                     563
     30,591   OGE Energy Corp.                                                                     1,302
      7,753   Ormat Technologies, Inc.                                                               491
      5,878   Otter Tail Corp.                                                                       310
     11,944   PNM Resources, Inc.                                                                    608
     13,614   Portland General Electric Co.                                                          738
      2,263   Spark Energy, Inc. "A"(e)                                                               25
      7,207   Synthesis Energy Systems, Inc.(d)                                                        2
      2,079   Unitil Corp.                                                                           125
     57,508   Vistra Energy Corp.                                                                  1,302
                                                                                                --------
                                                                                                  10,284
                                                                                                --------
GAS (0.8%)
      2,612   Chesapeake Utilities Corp.                                                             248
     13,176   National Fuel Gas Co.                                                                  695
     13,782   New Jersey Resources Corp.                                                             686
      4,404   Northwest Natural Holding Co.                                                          306
      8,052   ONE Gas, Inc.                                                                          727

================================================================================

46  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      1,321   RGC Resources, Inc.                                                               $     40
     14,200   South Jersey Industries, Inc.                                                          479
      8,156   Southwest Gas Holdings, Inc.                                                           731
      7,623   Spire, Inc.                                                                            640
     26,226   UGI Corp.                                                                            1,401
                                                                                                --------
                                                                                                   5,953
                                                                                                --------
WATER (0.4%)
      5,470   American States Water Co.                                                              412
     31,458   Aqua America, Inc.                                                                   1,301
      1,250   Artesian Resources Corp. "A"                                                            46
      7,033   California Water Service Group                                                         356
      1,633   Connecticut Water Service, Inc.                                                        114
      2,592   Middlesex Water Co.                                                                    154
      4,035   PICO Holdings, Inc.(d)                                                                  47
      3,608   SJW Group                                                                              219
      2,157   York Water Co.                                                                          77
                                                                                                --------
                                                                                                   2,726
                                                                                                --------
              Total Utilities                                                                     18,963
                                                                                                --------
              Total Common Stocks (cost: $511,447)                                               759,335
                                                                                                --------
RIGHTS (0.0%)

CONSUMER, NON-CYCLICAL (0.0%)
-----------------------------
COMMERCIAL SERVICES (0.0%)
      8,612   Hertz Global Holdings, Inc.(d),(e)                                                      17
                                                                                                --------
INDUSTRIAL (0.0%)
-----------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
     30,920   Babcock & Wilcox Enterprises, Inc.(d)                                                    -
                                                                                                --------
              Total Rights (cost: $51)                                                                17
                                                                                                --------
WARRANTS (0.0%)

CONSUMER, NON-CYCLICAL (0.0%)
-----------------------------
PHARMACEUTICALS (0.0%)
      7,552   Galectin Therapeutics, Inc.(a),(b),(c),(d),(e) (cost: $0)                                -
                                                                                                --------
              Total Equity Securities (cost: $511,498)                                           759,352
                                                                                                --------
MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
  3,497,102   State Street Institutional Treasury Money Market Fund Premier
                Class, 2.17%(g)(f) (cost: $3,497)                                                  3,497
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                                COUPON                       VALUE
(000)         SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (0.0%)

              BILLS (0.0%)(h)
$       160   U.S. Treasury Bills (f),(i)                              2.07%      9/12/2019     $    159
         90   U.S. Treasury Bills (f),(i)                              2.29       9/12/2019           90
                                                                                                --------
              Total U.S. Treasury Securities (cost: $249)                                            249
                                                                                                --------
              Total Money Market Instruments (cost: $3,746)                                        3,746
                                                                                                --------

--------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (2.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.2%)
 17,356,019   HSBC U.S. Government Money Market Fund Class I, 2.27%(g) (cost: $17,356)            17,356
                                                                                                --------

              TOTAL INVESTMENTS (COST: $532,600)                                                $780,454
                                                                                                ========

--------------------------------------------------------------------------------------------------------
                                                                                              UNREALIZED
                                                                NOTIONAL       CONTRACT    APPRECIATION/
NUMBER OF                                     EXPIRATION         AMOUNT          VALUE    (DEPRECIATION)
CONTRACTS       DESCRIPTION                      DATE             (000)          (000)             (000)
--------------------------------------------------------------------------------------------------------
                FUTURES (0.8%)

                LONG FUTURES

                EQUITY CONTRACTS
         37     Russell 2000 E-Mini Index      9/20/2019        USD 2,855        $2,899              $44
         15     S&P MidCap 400 E-mini Index    9/20/2019        USD 2,886        $2,925              $39
                                                                                 ------              ---
                TOTAL LONG FUTURES                                               $5,824              $83
                                                                                 ------              ---

                TOTAL FUTURES                                                    $5,824              $83
                                                                                 ======              ===

================================================================================

48  | USAA EXTENDED MARKET INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                                LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                     $759,335             $-             $-     $759,335
   Rights                                                  17              -              -           17
   Warrants                                                 -              -              -            -

Money Market Instruments:
   Government & U.S. Treasury Money Market Funds        3,497              -              -        3,497
   U.S. Treasury Securities                               249              -              -          249

Short-Term Investment Purchased with Cash
   Collateral from Securities Loaned:
   Government & U.S. Treasury Money Market Funds       17,356              -              -       17,356

Futures(1)                                                 83              -              -           83
--------------------------------------------------------------------------------------------------------
Total                                                $780,537             $-             $-     $780,537
--------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  49

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

    WARRANTS - Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    MTA      Metropolitan Transportation Authority

    REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

================================================================================

50  | USAA EXTENDED MARKET INDEX FUND

================================================================================

o   SPECIFIC NOTES

    (a) Security was fair valued at June 30, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees.

    (b) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

    (c) Security was classified as Level 3, of which all are valued at zero.

    (d) Non-income-producing security.

    (e) The security, or a portion thereof, was out on loan as of June 30, 2019.

    (f) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2019.

    (g) Rate represents the money market fund annualized seven-day yield at June 30, 2019.

    (h) Rate represents an annualized yield at time of purchase, not coupon rate.

    (i) Securities with a value of $249,000 are segregated as collateral for initial margin requirements on open futures contracts.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  51

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
       securities on loan of $19,048) (cost of $532,600)                $780,454
   Cash                                                                        4
   Receivables:
       Capital shares sold                                                    99
       Dividends and interest                                                882
       Securities sold                                                     1,849
       Other                                                                  30
   Variation margin on futures contracts                                      83
                                                                        --------
           Total assets                                                  783,401
                                                                        --------
LIABILITIES
   Payables:
       Upon return of securities loaned                                   17,356
       Securities purchased                                                  490
       Capital shares redeemed                                               277
       Payable to broker                                                      36
   Accrued management fees                                                    62
   Accrued transfer agent's fees                                              22
   Other accrued expenses and payables                                       140
                                                                        --------
           Total liabilities                                              18,383
                                                                        --------
               Net assets applicable to capital shares outstanding      $765,018
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $494,854
   Distributable earnings                                                270,164
                                                                        --------
               Net assets applicable to capital shares outstanding      $765,018
                                                                        ========
   Capital shares outstanding, no par value                               39,748
                                                                        ========
   Net asset value, redemption price, and offering price per share      $  19.25
                                                                        ========

See accompanying notes to financial statements.

================================================================================

52  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3)                      $  5,581
   Interest                                                                   68
   Securities lending (net)                                                  177
                                                                        --------
       Total income                                                        5,826
                                                                        --------
FUND EXPENSES
   Management fees                                                           369
   Administration and servicing fees                                         554
   Transfer agent's fees                                                     335
   Custody and accounting fees                                                89
   Postage                                                                    21
   Shareholder reporting fees                                                 21
   Trustees' fees                                                             18
   Registration fees                                                          17
   Professional fees                                                          47
   Other                                                                      86
                                                                        --------
       Total Fund expenses                                                 1,557
                                                                        --------
NET INVESTMENT INCOME                                                      4,269
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
       Investment                                                          7,213
       Futures transactions                                                  532
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                       113,322
       Futures contracts                                                      76
                                                                        --------
           Net realized and unrealized gain                              121,143
                                                                        --------
   Increase in net assets resulting from operations                     $125,412
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited), and year ended
December 31, 2018

------------------------------------------------------------------------------------------------

                                                                       6/30/2019     12/31/2018*
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $  4,269       $   6,926
   Net realized gain on investments                                        7,213          45,050
   Net realized gain (loss) on futures transactions                          532            (656)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                       113,322        (117,712)
       Futures contracts                                                      76             (71)
                                                                        ------------------------
       Increase (decrease) in net assets resulting from operations       125,412         (66,463)
                                                                        ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM DISTRIBUTABLE EARNINGS:                     -         (40,796)
                                                                        ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              27,516          55,792
   Reinvested dividends                                                        -          39,931
   Cost of shares redeemed                                               (44,316)        (97,269)
                                                                        ------------------------
       Decrease in net assets from capital share transactions            (16,800)         (1,546)
                                                                        ------------------------
   Net increase (decrease) in net assets                                 108,612        (108,805)

NET ASSETS
   Beginning of period                                                   656,406         765,211
                                                                        ------------------------
   End of period                                                        $765,018       $ 656,406
                                                                        ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             1,481           3,039
   Shares issued for dividends reinvested                                      -           2,344
   Shares redeemed                                                        (2,397)         (5,029)
                                                                        ------------------------
       Increase (decrease) in shares outstanding                            (916)            354
                                                                        ========================

*USAA Extended Market Index Fund converted from a feeder fund in a master-feeder structure investing in Master Extended Market Index Series to a stand-alone fund on February 23, 2018.

See accompanying notes to financial statements.

================================================================================

54  | USAA EXTENDED MARKET INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Extended Market Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. Prior to July 1, 2019, the Fund's investment objective was to seek to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Dow Jones U.S. Completion Total Stock Market Index(SM) (the Index).

Prior to February 24, 2018, the Fund operated as a feeder fund in a master-feeder structure and invested all of its investable assets in the Extended Market Portfolio, which is a separate fund advised by BlackRock Advisors, LLC (BlackRock). On February 23, 2018, the Fund received an inkind distribution of securities from the feeder in a non-taxable transaction equal to the Fund's investment in the feeder as of that date.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the
Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John
C. Walters, to serve as an Independent Trustee. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

================================================================================

56  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

        Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

58  | USAA EXTENDED MARKET INDEX FUND

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2019, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

60  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2019* (IN THOUSANDS)

                                  ASSET DERIVATIVES
    ---------------------------------------------------------------------------------------
                           STATEMENT OF
    DERIVATIVES NOT        ASSETS AND                                   FOREIGN
    ACCOUNTED FOR AS       LIABILITIES       INTEREST RATE  EQUITY      EXCHANGE
    HEDGING INSTRUMENTS    LOCATION          CONTRACTS      CONTRACTS   CONTRACTS     TOTAL
    ---------------------------------------------------------------------------------------
    USAA Extended          Distributable
      Market Index Fund    earnings              $-            $83          $-         $83

    * For open derivative instruments as of June 30, 2019, see the Portfolio of Investments.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 (IN THOUSANDS)

                                NET REALIZED GAIN (LOSS)
    ---------------------------------------------------------------------------------------
    DERIVATIVES NOT        STATEMENT OF                                 FOREIGN
    ACCOUNTED FOR AS       OPERATIONS        INTEREST RATE  EQUITY      EXCHANGE
    HEDGING INSTRUMENTS    LOCATION          CONTRACTS      CONTRACTS   CONTRACTS     TOTAL
    ---------------------------------------------------------------------------------------
    USAA Extended          Net realized gain
      Market Index         on Futures
      Fund                 transactions          $-            $532         $-         $532

                     NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    ---------------------------------------------------------------------------------------
    DERIVATIVES NOT        STATEMENT OF                                 FOREIGN
    ACCOUNTED FOR AS       OPERATIONS        INTEREST RATE  EQUITY      EXCHANGE
    HEDGING INSTRUMENTS    LOCATION          CONTRACTS      CONTRACTS   CONTRACTS     TOTAL
    ---------------------------------------------------------------------------------------
    USAA Extended          Change in net
      Market Index         unrealized
      Fund                 appreciation/
                           (depreciation)
                           of Futures            $-            $76          $-         $76

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

62  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/ losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended June 30, 2019, the Fund paid CAPCO facility fees of $3,000, which represents 0.9% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

64  | USAA EXTENDED MARKET INDEX FUND

================================================================================

At December 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund deferred to January 1, 2019, post October capital losses of $48,000.

As of June 30, 2019, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                       NET
                                     GROSS            GROSS         UNREALIZED
                                   UNREALIZED       UNREALIZED     APPRECIATION/
FUND                              APPRECIATION     DEPRECIATION   (DEPRECIATION)
--------------------------------------------------------------------------------
USAA Extended
  Market Index
  Fund                            $321,626,000     $73,772,000     $247,854,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2019, were $23,488,000 and $35,244,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                    NON-CASH COLLATERAL              CASH COLLATERAL
--------------------------------------------------------------------------------
   $19,048,000                      $2,497,000                     $17,356,000

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

Effective February 24, 2018, the Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. For the six-month period ended June 30, 2019, the Fund incurred

================================================================================

66  | USAA EXTENDED MARKET INDEX FUND

================================================================================

management fees, paid or payable to the Manager, of $369,000. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

Under the Management Agreement, the Manager was responsible for monitoring the services provided to the Extended Market Portfolio by BlackRock. The Manager received no fee from the Fund for providing those monitoring services performed on its behalf.

SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with BNY Mellon Asset Management North America Corporation (BNYM
AMNA), under which BNYM AMNA directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). This arrangement provides for monthly fees that are paid by the Manager.

The Manager (not the Fund) pays BNYM AMNA a subadvisory fee in the amount of 0.02% of the Fund's average daily net assets for the first $500 million; 0.015% of net assets for amounts over $500 million and up to $1 billion; and 0.01% of net assets for amounts over $1 billion. For the six-month period ended June 30, 2019, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to BNYM AMNA, of $68,000. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average daily net assets. For the six-month period ended June 30, 2019, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $554,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2019, the Fund reimbursed the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended June 30, 2019, the Fund incurred transfer agent's fees, paid or payable to SAS, of $335,000. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became

================================================================================

68  | USAA EXTENDED MARKET INDEX FUND

================================================================================

effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager has determined there is no significant impact on the Fund's financial statements and various filings.

(9) RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

ASU 2018-13, FAIR VALUE MEASUREMENT
-----------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of ASU 2018-13 guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value, and transfers between levels of the fair value hierarchy.

(10) SUBSEQUENT EVENT NOTE

As previously announced, and as discussed in Note 1 to the Financial Statements, effective July 1, 2019, AMCO, the prior investment adviser to the Fund, and SAS, the prior transfer agent to the Fund, were acquired by Victory Holdings. PLEASE SEE THE SUPPLEMENT DATED JULY 1, 2019 TO THE FUND'S PROSPECTUS FOR ADDITIONAL IMPORTANT INFORMATION.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

Effective July 1, 2019, Victory Capital's internal investment team, Victory Solutions, began managing the Fund's assets. BNYM AMNA no longer serves as a sub-adviser to the Fund.

Effective July 1, 2019, the following changes were made to: (1) the Fund's investment objective, (2) the index tracked by the Fund, and (3) the Fund's principal investment strategy:

--------------------------------------------------------------------------------------------
                       PRIOR TO JULY 1, 2019                 EFFECTIVE JULY 1, 2019
--------------------------------------------------------------------------------------------
INVESTMENT      To match, before fees and expenses,    To match, before fees and expenses,
OBJECTIVE       the performance of all small- and      the performance of all small- and
                mid-cap stocks as measured by the      mid-cap stocks as measured by the
                Dow Jones U.S. Completion Total        Wilshire 4500 Completion Index.
                Stock Market Index.
--------------------------------------------------------------------------------------------
UNDERLYING      Dow Jones U.S. Completion              Wilshire 4500 Completion Index
INDEX           Total Stock Market Index               (existing Wilshire proprietary index)
--------------------------------------------------------------------------------------------
PRINCIPAL       The Fund's principal investment        The Fund's principal investment
INVESTMENT      strategy is, under normal market       strategy is, under normal market
STRATEGY        conditions, to invest at least 80%     conditions, to invest at least 80% of
                of its assets in securities or other   its assets in securities or other
                financial instruments of companies     financial instruments of companies
                that are components of, or have        that are components of, or have
                economic characteristics similar to,   economic characteristics similar to,
                the securities included in the Dow     the securities included in the
                Jones U.S. Completion Total Stock      Wilshire 4500 Completion Index.
                Market Index. This strategy may be     This strategy may be changed upon
                changed upon 60 days' written          60 days' written notice to
                notice to shareholders.                shareholders.
--------------------------------------------------------------------------------------------

Effective July 1, 2019, Victory Capital is the new investment adviser and administrator to the USAA Mutual Funds; SAS was renamed Victory Capital Transfer Agency, Inc.; Victory Capital Advisers, Inc. is the new distributor to the USAA Mutual Funds; Citi Fund Services of Ohio, Inc. serves as sub-administrator and sub-fund accountant for the USAA Mutual Funds; and FIS Investor Services LLC serve as sub-transfer agent and dividend disbursing agent for the USAA Mutual Funds. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

================================================================================

70  | USAA EXTENDED MARKET INDEX FUND

================================================================================

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, Victory Capital added new portfolio managers from one or more investment teams employed by Victory Capital to serve as additional portfolio managers, or replace current portfolio managers, to manage all or a portion of the Fund according to each team's own investment process.

Effective July 1, 2019, under the investment advisory agreement with Victory Capital, which took effect on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Effective July 1, 2019, the line of credit (as discussed in the Notes to the Financial Statements in this semiannual report) among the Trust, with respect to its Funds, and CAPCO terminated; the Trust, with respect to its Funds, along with series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, entered into a 364 day committed credit facility and a 364 day uncommitted, demand credit facility with Citibank, N.A. (Citibank). Each such credit facility may be renewed if so agreed by the parties. Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2017 (the IFL Order), permitting the establishment and operation of an Interfund Lending Facility (the Facility). The Facility allows each Fund to directly lend and borrow money to or from certain other affiliated Funds relying upon the IFL Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the IFL Order, by averaging the current repurchase agreement rate and the current bank loan rate.

Effective July 1, 2019, the Trust entered into an Agreement to Provide Compliance ("Compliance Agreement") with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. This agreement replaces an arrangement in place with AMCO previously.

================================================================================

72  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

(unaudited)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                             YEAR ENDED DECEMBER 31,
                                ----------------------------------------------------------------------------
                                    2019             2018           2017        2016        2015        2014
                                ----------------------------------------------------------------------------
Net asset value at
  beginning of period           $  16.14         $  18.98       $  17.34    $  16.06    $  18.02    $  17.63
                                ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .13              .17            .18         .18         .14         .16
  Net realized and
    unrealized gain (loss)          2.98            (1.96)          2.88        2.33        (.81)       1.09
                                ----------------------------------------------------------------------------
Total from investment
  operations                        3.11            (1.79)          3.06        2.51        (.67)       1.25
                                ----------------------------------------------------------------------------
Less distributions from:
  Net investment income                -             (.17)          (.18)       (.18)       (.15)       (.16)
  Realized capital gains               -             (.88)         (1.24)      (1.05)      (1.14)       (.70)
                                ----------------------------------------------------------------------------
Total distributions                    -            (1.05)         (1.42)      (1.23)      (1.29)       (.86)
                                ----------------------------------------------------------------------------
Net asset value at
  end of period                 $  19.25         $  16.14       $  18.98    $  17.34    $  16.06    $  18.02
                                ============================================================================
Total return (%)*                  19.27            (9.70)         17.72       15.48       (3.76)       7.18
Net assets at
  end of period (000)           $765,018         $656,406       $765,211    $671,703    $619,624    $660,930
Ratios to average
  daily net assets:**
  Expenses (%)(a)                    .42(b)           .43(c)         .44         .48         .48(d)      .48
  Expenses, excluding
    reimbursements (%)(a)            .42(b)           .43(c)         .44         .48         .48         .48
  Net investment income (%)         1.15(b)           .90            .93        1.14         .86         .94
Portfolio turnover (%)                 3               12(e)          11(f)       13(f)       14(f)       10(f)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $745,633,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  73

================================================================================

(c) Prior to February 24, 2018, the Fund was a feeder fund in a master-feeder structure investing in Master Extended Market Index Series (the Series) to a stand-alone fund. Expenses include expenses allocated to the Fund by the Series prior to the conversion.
(d) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's average daily net assets.
(e) Reflects the period February 24, 2018 to December 31, 2018, after the Fund converted to a stand-alone fund.
(f) Represents the portfolio turnover of the Series.

================================================================================

74  | USAA EXTENDED MARKET INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series (the Series), and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2019, through June 30, 2019.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

                                                           EXPENSE EXAMPLE |  75

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                    BEGINNING           ENDING         DURING PERIOD*
                                  ACCOUNT VALUE     ACCOUNT VALUE     JANUARY 1, 2019-
                                 JANUARY 1, 2019    JUNE 30, 2019      JUNE 30, 2019
                                 -----------------------------------------------------
Actual                              $1,000.00         $1,192.70            $2.28

Hypothetical
  (5% return before expenses)        1,000.00          1,022.71             2.11

*Expenses are equal to the Fund's annualized expense ratio of 0.42%, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 19.27% for the six-month period of January 1, 2019, through June 30, 2019.

================================================================================

76  | USAA EXTENDED MARKET INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND VICTORY CAPITAL MANAGEMENT INC.)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the (i) new investment advisory agreement between the Trust and Victory Capital and (ii) new investment subadvisory agreements between certain subadvisers and Victory Capital, which became effective on July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting held on January 15, 2019, the USAA Mutual Funds Trust's ("Trust") Board of Trustees ("Board"), including those Trustees who are not parties to any investment advisory or management agreement between USAA Asset Management Company ("AMCO") and the Trust ("Existing Management Agreements") or the new Investment Advisory Agreement between the Trust and Victory Capital Management Inc. ("Victory Capital") (the "New Advisory Agreement") or "interested persons" (as that term is defined in the Investment Company Act of 1940 Act, as amended ("1940 Act")) of such parties or the Trust (the "Independent Trustees"), considered and unanimously approved the New Advisory Agreement between the Trust, on behalf of each of its series (each a "Fund" and together the "Funds"), and Victory Capital, and, as applicable, new Investment Subadvisory Agreements between Victory Capital and each investment subadviser ("New Subadvisory Agreements," and together with the New Advisory Agreement, the "New Agreements"), as listed below. The Board also determined to recommend that shareholders of each Fund approve the New Advisory Agreement. Shareholder approval is not required for the New Subadvisory Agreements. The Independent Trustees reviewed the proposed approval of the New Agreements in private sessions with their independent legal counsel at which no representatives of Victory Capital or AMCO were present.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  77

================================================================================

BACKGROUND FOR THE BOARD APPROVALS

At a telephonic meeting of the Board held on November 5, 2018, representatives of USAA and AMCO informed the Board that USAA's subsidiary, USAA Investment Corporation, would enter into a stock purchase agreement with Victory Capital Holdings, Inc. ("Victory Holdings") pursuant to which Victory Holdings would acquire all of the outstanding stock of AMCO and USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA Transfer Agent") (the "Transaction"). The Independent Trustees were advised that the Transaction, if completed, would constitute an "assignment" (as that term is defined in Section 2(a)(4) of the 1940 Act) and result in the automatic termination of the Existing Management Agreements ("Change of Control Event"). The Independent Trustees also were advised that it was proposed that Victory Capital, a subsidiary of Victory Holdings, would serve as the investment adviser to each Fund after the closing of the Transaction ("Post-Transaction") and that the Board would be asked to consider approval of the terms and conditions of the New Advisory Agreement with Victory Capital and thereafter to submit the New Advisory Agreement to each Fund's shareholders for approval. Because the Change of Control Event also would result in the termination of each existing subadvisory agreement between AMCO and the subadvisers to the Funds ("Existing Subadvisory Agreements"), the Independent Trustees were advised that the Board would also be asked to approve the New Subadvisory Agreements.

In anticipation of the Transaction, the Trustees met at a series of subsequent in-person meetings on November 27-28, 2018, January 7-8, 2019, and January 14-15, 2019, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of each Fund and its respective shareholders to approve the New Agreements; and the anticipated impacts of the Transaction on the Funds and their shareholders (each, a "Meeting"). During each of these Meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. In this connection, the Independent Trustees worked with their independent

================================================================================

78  | USAA EXTENDED MARKET INDEX FUND

================================================================================

legal counsel to prepare formal due diligence requests (the "Diligence Requests") that were submitted to Victory Capital, Victory Capital Advisers, Inc. ("VCA"), and the subadvisers. The Diligence Requests sought information relevant to the Board's consideration of the New Advisory Agreement, the New Subadvisory Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Funds and their shareholders. Victory Capital, VCA, and the subadvisers provided documents and information in response to the Diligence Requests (the "Response Materials"). Following their review of the Response Materials, the Independent Trustees submitted a supplemental due diligence request for additional and clarifying information (the "Supplemental Diligence Request") to Victory Capital and VCA. Victory Capital and VCA provided further information in response to the Supplemental Diligence Request, which the Board reviewed. Senior management representatives of Victory Capital and/or AMCO participated in a portion of each Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel and counsel to the Funds, who advised them on, among other things, their duties and obligations relating to their consideration of the New Agreements.

The Board's evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Management Agreements and Existing Subadvisory Agreements at an in-person meeting of the Board on April 18, 2018 (the "2018 15(c) Meeting") and at other subsequent Board meetings in 2018. The Board's evaluation of the New Agreements also reflected the knowledge gained as Board members of the Funds with respect to services provided by AMCO, its affiliates, and each subadviser to the Funds.

The Board's approvals and recommendations were based on its determination, within its business judgment, that it would be in the best interests of each Fund and its respective shareholders, for Victory Capital and, as applicable, the subadvisers, to provide investment advisory, investment subadvisory, and related services to the Funds, following the closing of the Transaction.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  79

================================================================================

FACTORS CONSIDERED IN APPROVING THE NEW ADVISORY AGREEMENT

In connection with the Board's consideration of the New Advisory Agreement, Victory Capital and AMCO advised the Board about a variety of matters, including the following:

    o The nature, extent, and quality of the services to be provided to the Funds by Victory Capital Post-Transaction are expected to be of at least the same level as the services currently provided to the Funds by AMCO.

    o Victory Capital's stated commitment to maintaining and enhancing the USAA member/USAA Fund shareholder experience, including creating a dedicated USAA Fund sales and client service call center that will provide ongoing client service and advice to existing and new USAA members.

    o Victory Capital proposes to: (1) replace the underlying indexes for the USAA Extended Market Index Fund and USAA S&P 500 Index Fund with indexes designed to provide shareholders with comparable exposure and investment outcomes; (2) change the USAA Extended Market Index Fund's and USAA S&P 500 Index Fund's investment objectives and strategies in light of the changes to their underlying indexes; and (3) change the name of the USAA S&P 500 Index Fund to the USAA 500 Index Fund.

    o Victory Capital does not propose changes to the investment objective(s) of any other Funds. Although the investment processes used by Victory Capital's portfolio managers may differ from those used by AMCO's portfolio managers or, if applicable, any subadviser's portfolio managers, such differences are not currently expected to result in changes to the principal investment strategies or principal investment risks of the Funds.

    o The New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees (except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment).

================================================================================

80  | USAA EXTENDED MARKET INDEX FUND

================================================================================

        For at least two years after the Transaction closes, Victory Capital has agreed to waive fees and/or reimburse expenses so that each Fund's annual expense ratio (excluding certain customary items) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to the Fund's advisory fee.

    o The portfolio managers at AMCO that manage the Fixed Income Funds(1) as well as the USAA's Global Multi-Asset team servicing the Cornerstone Funds(2), Target Retirement Funds(3), Global Managed Volatility Fund, Managed Allocation Fund, and Target Managed Allocation Fund, are expected to continue to do so Post-Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. Post-Transaction, the investment teams for the Funds, other than the Fixed Income Funds, will be replaced or augmented.

    o With the exception of the USAA S&P 500 Index Fund, USAA Extended Market Index Fund, and USAA Nasdaq-100 Index Fund, which will be advised by Victory Capital through its Victory Solutions platform, Victory Capital proposes that the same subadvisers be retained Post-Transaction, although Victory Capital may change the allocation to a particular subadviser Post-Transaction. No changes are expected to the portfolio managers of the subadvisers who will serve as subadvisers Post-Transaction.

(1)The Fixed Income Funds include the following Funds: California Bond Fund, Government Securities Fund, High Income Fund, Income Fund, Intermediate-Term Bond Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Long-Term Fund, New York Bond Fund, Short-Term Bond Fund, Tax Exempt Short-Term Fund, Ultra Short-Term Bond Fund, Virginia Bond Fund, Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Trust.

(2)The Cornerstone Funds include the following Funds: Cornerstone Aggressive Fund, Cornerstone Conservative Fund, Cornerstone Equity Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, and Cornerstone Moderately Conservative Fund.

(3)The Target Retirement Funds include the following Funds: Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and Target Retirement Income Fund.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  81

================================================================================

    o VCA's distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale.

    o The experience of Victory Capital in acquiring and integrating investments in investment management companies and its plans to transition and integrate AMCO's and USAA Transfer Agent's businesses to Victory Capital. Victory Capital and USAA expect to enter into a transition services agreement under which USAA will continue to provide Victory Capital with certain services that are currently provided by USAA to AMCO and the USAA Transfer Agent for a specified period of time after the closing of the Transaction to assist Victory Capital in transitioning the USAA member distribution channel and member support services.

    o Pursuant to a transitional trademark license agreement with USAA, Victory Capital and the Funds will have a non-exclusive license, subject to certain restrictions and limitations, to continue using certain licensed marks including "USAA," "United Services Automobile Association," and the USAA Logo in connection with their asset management and transfer agency businesses for a period of three years following the closing of the Transaction, which agreement may thereafter be extended for an additional year.

    o The support expressed by the current senior management team at AMCO for the Transaction and AMCO's recommendation that the Board approve the New Agreements.

    o The commitments of Victory Capital and AMCO to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

In addition to the matters noted above, in their deliberations regarding approval of the New Advisory Agreement, the Board considered the factors discussed below, among others.

================================================================================

82  | USAA EXTENDED MARKET INDEX FUND

================================================================================

THE NATURE, EXTENT, AND QUALITY OF SERVICES EXPECTED TO BE PROVIDED BY VICTORY CAPITAL - The Board considered information provided by Victory Capital regarding its investment philosophy, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition. The Board also considered the capabilities, resources, and personnel of Victory Capital, including senior and other personnel of AMCO who had been extended offers to join Victory Capital, in order to determine whether Victory Capital is capable of providing the same level of investment management services currently provided to each Fund, and also considered the transition and integration plans to move management of the Funds to Victory Capital. The Board recognized that the AMCO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course. The Board considered the resources and infrastructure that Victory Capital intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as Victory Capital's commitment to those programs. The Board also considered the resources that Victory Capital has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs. This review considered the resources available to Victory Capital to provide the services specified under the New Advisory Agreement. The Board considered Victory Capital's financial condition, including the financing of the Transaction, and noted that Victory Capital is expected to be able to provide a high level of service to the Funds and continuously invest and re-invest in its business.

The Board considered that, while it was proposed that Victory Capital would become the investment adviser to the Funds, the same portfolio managers at AMCO that manage the Fixed Income Funds, as well as USAA's Global Multi-Asset team servicing the Cornerstone Funds, Target Retirement Funds (including Target Managed Allocation Fund), Global Managed Volatility Fund, and Managed Allocation Fund, are expected to continue to do so after the Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. The Board determined that it had considered the qualifications of the portfolio managers at AMCO and the subadvisers at its 2018 15(c) Meeting. The Board considered the professional experience,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  83

================================================================================

education, affiliations and/or other credentials or qualifications of the anticipated portfolio managers at Victory Capital that would manage the Equity Funds(4), Cornerstone Funds, and Target Retirement Funds. The Board noted that the Equity Funds or portions of Equity Funds currently managed by AMCO would be replaced with portfolio managers from Victory Capital.

The Board considered that certain Funds would continue to operate in a manager-of-managers structure Post-Transaction. The Board considered that Victory Capital's experience in allocating assets to, and overseeing the advisory services of, its investment franchises and the Victory Solutions platform, was similar to AMCO's role in allocating assets to and overseeing the advisory services provided by the subadvisers.

The Board considered that the terms and conditions of the New Advisory Agreement are substantially similar to the terms and conditions of the Existing Management Agreements. The Board also considered that the New Subadvisory Agreements are substantially similar to the terms and conditions of the Existing Subadvisory Agreements and that no changes were proposed to the allocation of responsibilities as between Victory Capital and any subadviser, except to the extent that under the New Subadvisory Agreements each subadviser would be responsible for voting proxies with respect to assets allocated to that subadviser, while AMCO currently votes all Fund proxies. The Board considered that Victory Capital also would provide certain administrative, fund accounting, and shareholder servicing services under a separate administration agreement with the Funds. In this connection, the Board considered information on Victory Capital's use of third-party service providers to provide certain sub-administration and sub-accounting services to the Funds.

After review of these and other considerations, the Board concluded that Victory Capital will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by AMCO, and that these services are appropriate in nature and extent in light of the Funds' operations and investor needs.

(4)The Equity Funds include the following Funds: Aggressive Growth Fund, Growth & Income Fund, Income Stock Fund, Global Equity Income Fund, and Precious Metals and Minerals Fund.

================================================================================

84  | USAA EXTENDED MARKET INDEX FUND

================================================================================

PERFORMANCE OF THE FUNDS - With respect to the performance of the Funds, the Board considered its review at the 2018 15(c) Meeting of peer group and benchmark investment performance comparison data relating to each Fund and, if applicable, each subadviser's performance record for similar accounts. The
Board considered that information reviewed at the 2018 15(c) Meeting may be more relevant for those Funds that would retain their current portfolio managers or subadvisers. With respect to the Funds whose portfolio managers would be replaced, the Board considered the performance of funds sponsored and managed by Victory Capital ("Victory Funds") with similar investment objectives and strategies managed by the portfolio managers who would manage the Funds. Based on information presented to the Board at the Meetings and its discussions with Victory Capital, the Board concluded that Victory Capital is capable of generating a level of long-term investment performance that is appropriate in light of each Fund's investment objectives, strategies and restrictions.

FEES TO BE PAID TO VICTORY CAPITAL AND EXPENSES OF THE FUNDS - The Board considered that it had reviewed each Fund's existing advisory fee rate and computation method for calculating such fees at the 2018 15(c) Meeting. The Board considered that the New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees, except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment and apply the resulting performance adjustment across each other class of shares of the Fund. The Board considered that the use of a single designated class to calculate the performance adjustment for each other class of shares of the Fund could mean that shareholders of a class other than the class used to measure the performance adjustment may pay a performance adjustment that is higher or lower than if the adjustment were calculated on a class by class basis, primarily due to the impact of differences in the fees and expenses between share classes on performance. The Board considered that the New Advisory Agreement stipulates that the period for measuring performance for calculating a Fund's performance adjustment begins on the date that Victory Capital begins managing the Fund; therefore, no performance adjustments will be made for the first twelve months of the New Advisory Agreement, consistent with applicable regulations. The Board also considered Victory Capital's contractual commitment under the expense limitation

================================================================================

                                                     ADVISORY AGREEMENT(S) |  85

================================================================================

agreement ("ELA") to waive fees and/or reimburse expenses for at least two years after the closing of the Transaction, so that each Fund's annual expense ratio (excluding acquired fund fees and expenses, any performance adjustment to a Fund's advisory fee, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to a Fund's advisory fee. The Board considered that the ELA permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment. The Board also considered that Victory Capital and AMCO had represented to the Board that they will use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an "unfair burden" on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Change of Control Event, for so long as the requirements of Section 15(f) of the 1940 Act apply. The Board also considered a comparison of the proposed advisory fees to be paid by each Fund to the advisory fees paid by funds and other accounts managed by Victory Capital deemed to be comparable to the Fund in terms of investment objectives and strategies. The Board considered that, with few exceptions, mostly involving weighted average fees for separate accounts, the advisory fees to be paid by the Funds were lower than the fees paid by these other funds and accounts. The Board concluded that the retention of Victory Capital was unlikely to impose an unfair burden on the Funds because, after the Transaction, none of AMCO, Victory Capital, VCA, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly
(i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Funds (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Funds or their shareholders for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to each Fund, that Victory Capital's advisory fee is fair and reasonable.

================================================================================

86  | USAA EXTENDED MARKET INDEX FUND

================================================================================

THE EXTENT TO WHICH VICTORY CAPITAL MAY REALIZE ECONOMIES OF SCALE AS THE FUNDS GROW LARGER AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF FUND SHAREHOLDERS - The Board considered potential or anticipated economies of scale in relation to the services Victory Capital would provide to each Fund. The Board considered that the New Advisory Agreement includes the same advisory fee breakpoints for the same Funds as the Existing Advisory Agreements. The Board also considered that Victory Capital has contractually agreed to cap the Funds' annual operating expense ratios, pursuant to the ELA, which will remain in effect for at least two years from the closing of the Transaction, and may be extended. The Board also considered Victory Capital's representation that the significant increase in its assets under management Post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Board noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of investment advisory and administrative fees payable to Victory Capital, in the future.

THE PROFITS TO BE REALIZED BY VICTORY CAPITAL AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE TRUST - The Board considered the benefits Victory Capital and its affiliates may derive from their relationship with the Funds, including compensation to be paid to Victory Capital for the provision of certain administrative, fund accounting and shareholder services to the Funds and compensation to be paid to USAA Transfer Agent for the provision of transfer agency services to the Funds. The Board considered the significant investments Victory Capital expected to make to support and grow the USAA member channel and the costs to integrate the USAA Fund business into Victory Capital. The Board also considered Victory Capital's profitability report presented to the board of trustees of the Victory Funds in connection with their most recent 15(c) process. The Board considered Victory Capital's representation that the fully integrated USAA Fund business, including investments to support ongoing growth, was expected to have an overall marginally positive impact on Victory Capital's overall financial profitability. The Board noted the difficulty of accurately projecting profitability under the current circumstance and noted that it would have the opportunity to give further consideration to Victory Capital's profitability with respect to the Funds at the end of the initial two-year term of the New Advisory Agreement.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  87

================================================================================

FALL-OUT AND OTHER BENEFITS TO VICTORY CAPITAL AND ITS AFFILIATES - The Board considered the possible fall-out benefits and other types of benefits that may accrue to Victory Capital and its affiliates. The Board noted that the Transaction provides Victory Capital and its affiliates the opportunity to deliver investment products and services to USAA's direct member-based channel. The Board also considered that Victory Capital may derive reputational and other benefits from its ability to use "USAA" and related names in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Victory Capital's assets under management and expand Victory Capital's investment capabilities. This increased size and diversification could facilitate Victory Capital's continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. Victory Capital also would be able to use trading commission credits from the Funds' transactions in securities to "purchase" third party research and execution services to support its investment process. Based on its review, the Board determined that any "fall-out" benefits and other types of benefits that may accrue to Victory Capital are fair and reasonable.

CONCLUSIONS - Based on the foregoing and other relevant considerations, at the Meeting of the Board held on January 15, 2019, the Board, including a majority of the Independent Trustees, acting within its business judgment, (1) concluded that the terms of the New Advisory Agreement are fair and reasonable and that approval of the New Advisory Agreement is in the best interests of each Fund and its respective shareholders, (2) voted to approve the New Advisory Agreement, and (3) voted to recommend approval of the New Advisory Agreement by shareholders of the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis and its determinations were made separately in respect of each Fund. The Board noted some factors may have been more or less important with respect to any particular Fund and that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Advisory Agreement and to recommend approval of the New Advisory Agreement by shareholders of the Funds.

================================================================================

88  | USAA EXTENDED MARKET INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND THE MANAGER)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the continuation of the
(i) investment advisory agreement between the Trust and AMCO and (ii) investment subadvisory agreements between certain subadvisers and AMCO, which were effective until July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting of the Board of Trustees (the Board) held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager.(1) The Board noted that the Fund's subadvisory agreement was not being considered for renewal at this meeting since it was approved for an initial two-year period at the Board's September 22, 2017 meeting in connection with the approval of the conversion of the Fund from a master-feeder structure to a subadvised structure. The Board noted management's plans to terminate the Fund's subadvisory agreement prior to the expiration of its initial two-year term.

(1)At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, upon the closing of the transaction whereby the Manager acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager and the Sub-advisory Agreement with the Subadviser terminated and the new investment advisory agreement between the Trust and Victory Capital went into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are discussed above. Effective June 30, 2019, the Subadviser no longer manages any portion of the Fund.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  89

================================================================================

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the subadviser. At the meeting at which the renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any

================================================================================

90  | USAA EXTENDED MARKET INDEX FUND

================================================================================

single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Management Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The Board considered the Manager's process for monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management

================================================================================

                                                     ADVISORY AGREEMENT(S) |  91

================================================================================

Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's and its affiliates' oversight of the Fund's day-to-day operations and Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratio of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The Fund was compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was equal to the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses were equal to the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the subadviser's fees including the amount of the management fee retained by the Manager after payment of the subadvisory fee.

================================================================================

92  | USAA EXTENDED MARKET INDEX FUND

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total returns of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2018, and the Fund's performance was above its Lipper index for the one-, five- and ten-year periods ended December 31, 2018, and was below its Lipper index for the three-year period ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2018, was in the top 35% of its performance universe for the three-year period ended December 31, 2018, was in the top 25% of its performance universe for the five-year period ended December 31, 2018, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2018. The Board took into account management's discussion of the Fund's performance, including the Fund's high level of correlation between the Fund's performance and its corresponding index.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's

================================================================================

                                                     ADVISORY AGREEMENT(S) |  93

================================================================================

relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered that the Manager pays the subadvisory fee. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability, if any, from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

94  | USAA EXTENDED MARKET INDEX FUND

================================================================================

AS OF JULY 1, 2019
TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Jefferson C. Boyce
                                      Dawn M. Hawley
                                      Paul L. McNamara
                                      Richard Y. Newton III
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      David C. Brown
                                      John C. Walters
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     Victory Capital Management Inc.
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       Victory Capital Advisers, Inc.
DISTRIBUTOR                           4900 Tiedeman Road
                                      Brooklyn, Ohio 44144
--------------------------------------------------------------------------------
TRANSFER AGENT                        Victory Capital Transfer Agency, Inc.
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                            State Street Bank and Trust Company
ACCOUNTING AGENT, AND                 P.O. Box 1713
SUB-ADMINISTRATOR                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1700
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the USAA AMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and
(iii) in summary within the Statement of Additional Information on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of monthly portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (beginning with filings after March 31, 2019). Previously, the Fund made its complete schedule of portfolio holdings available after the first and third fiscal quarters in regulatory filings on Form N-Q. The Fund's Forms N-CSR, N-PORT, and N-Q are available at no charge (i) by calling
(800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov.

================================================================================

       9800 Fredericksburg Road                                   --------------
       San Antonio, TX 78288                                         PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                  --------------

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37757-0819


[LOGO OF USAA USAA(R)]
----------------------
     MUTUAL FUNDS

--------------------------------------------------------------------------------
                                                                   June 30, 2019
--------------------------------------------------------------------------------

SEMIANNUAL REPORT

USAA Nasdaq-100 Index Fund

         FUND                R6
        SHARES             SHARES
        USNQX               URNQX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.



Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

SHAREHOLDER VOTING RESULTS                                                     2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          9

    Financial Statements                                                      10

    Notes to Financial Statements                                             14

    Financial Highlights                                                      31

EXPENSE EXAMPLE                                                               33

ADVISORY AGREEMENT(S)                                                         35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 6/30/19 o
                                (% of Net Assets)

Microsoft Corp. .................................................. 10.9%
Amazon.com, Inc. .................................................  9.9%
Apple, Inc. ......................................................  9.7%
Facebook, Inc. "A" ...............................................  5.0%
Alphabet, Inc., "C" ..............................................  4.0%
Alphabet, Inc., "A" ..............................................  3.5%
Cisco Systems, Inc. ..............................................  2.8%
Intel Corp. ......................................................  2.5%
Comcast Corp. "A" ................................................  2.2%
PepsiCo, Inc. ....................................................  2.2%

                        o SECTOR ALLOCATION* - 6/30/19 o
                                (% of Net Assets)

TECHNOLOGY                                                         39.0%
COMMUNICATIONS                                                     35.2%
CONSUMER, NON-CYCLICAL                                             14.4%
CONSUMER, CYCLICAL                                                  7.0%
INDUSTRIALS                                                         0.9%
UTILITIES                                                           0.4%
FINANCIAL                                                           0.3%

*Does not include Futures, money market instruments, or short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund, and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.
The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust (Trust). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. (Victory Capital), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company (AMCO) was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

                             NUMBER OF SHARES VOTING
-------------------------------------------------------------------------------
   FOR                                AGAINST                           ABSTAIN
-------------------------------------------------------------------------------
38,355,995                           5,293,562                        3,848,705

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940
Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act (Independent Trustee).

                                         NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                             FOR                       VOTES WITHHELD
--------------------------------------------------------------------------------
David C. Brown                  8,299,565,565                  820,887,736
John C. Walters                 8,317,935,885                  802,517,416

================================================================================

2  | USAA NASDAQ-100 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.2%)

              COMMON STOCKS (97.2%)

              COMMUNICATIONS (35.2%)
              ----------------------
              INTERNET (27.6%)
     70,410   Alphabet, Inc. "A"(a),(b)                                                       $   76,240
     80,277   Alphabet, Inc. "C"(a)                                                               86,772
    112,649   Amazon.com, Inc.(a),(b)                                                            213,316
     70,748   Baidu, Inc. ADR(a)                                                                   8,303
     10,991   Booking Holdings, Inc.(a)                                                           20,605
    123,634   Ctrip.com International Ltd. ADR(a)                                                  4,563
    221,264   eBay, Inc.                                                                           8,740
     34,530   Expedia Group, Inc.                                                                  4,594
    554,811   Facebook, Inc. "A"(a)                                                              107,078
    234,899   JD.com, Inc. ADR(a)                                                                  7,115
     12,521   MercadoLibre, Inc.(a)                                                                7,660
    111,002   Netflix, Inc.(a)                                                                    40,773
    156,948   Symantec Corp.                                                                       3,415
     30,257   VeriSign, Inc.(a)                                                                    6,329
                                                                                              ----------
                                                                                                 595,503
                                                                                              ----------
              MEDIA (4.1%)
     56,719   Charter Communications, Inc. "A"(a)                                                 22,414
  1,149,914   Comcast Corp. "A"                                                                   48,618
     87,604   Fox Corp. "A"(a)                                                                     3,210
     66,648   Fox Corp. "B"(a)                                                                     2,435
     52,103   Liberty Global plc "A"(a)                                                            1,406
    132,255   Liberty Global plc "C"(a)                                                            3,509
  1,169,703   Sirius XM Holdings, Inc.                                                             6,527
                                                                                              ----------
                                                                                                  88,119
                                                                                              ----------
              TELECOMMUNICATIONS (3.5%)
  1,086,795   Cisco Systems, Inc.                                                                 59,480
    216,891   T-Mobile US, Inc.(a)                                                                16,080
                                                                                              ----------
                                                                                                  75,560
                                                                                              ----------
              Total Communications                                                               759,182
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CONSUMER, CYCLICAL (7.0%)
              -------------------------
              AIRLINES (0.4%)
    112,935   American Airlines Group, Inc.                                                   $    3,683
     66,803   United Airlines Holdings, Inc.(a)                                                    5,848
                                                                                              ----------
                                                                                                   9,531
                                                                                              ----------
              AUTO MANUFACTURERS (0.8%)
     87,955   PACCAR, Inc.                                                                         6,303
     45,006   Tesla, Inc.(a)                                                                      10,057
                                                                                              ----------
                                                                                                  16,360
                                                                                              ----------
              DISTRIBUTION/WHOLESALE (0.2%)
    145,380   Fastenal Co.                                                                         4,738
                                                                                              ----------
              LODGING (0.7%)
     84,540   Marriott International, Inc. "A"                                                    11,860
     27,333   Wynn Resorts Ltd.                                                                    3,389
                                                                                              ----------
                                                                                                  15,249
                                                                                              ----------
              RETAIL (4.7%)
    111,677   Costco Wholesale Corp.                                                              29,512
     60,317   Dollar Tree, Inc.(a)                                                                 6,477
     31,199   Lululemon Athletica, Inc.(a)                                                         5,622
     19,873   O'Reilly Automotive, Inc.(a)                                                         7,340
     93,286   Ross Stores, Inc.                                                                    9,247
    307,500   Starbucks Corp.                                                                     25,778
     14,841   Ulta Salon Cosmetics & Fragrance, Inc.(a)                                            5,148
    232,123   Walgreens Boots Alliance, Inc.                                                      12,690
                                                                                              ----------
                                                                                                 101,814
                                                                                              ----------
              TOYS/GAMES/HOBBIES (0.2%)
     31,952   Hasbro, Inc.                                                                         3,377
                                                                                              ----------
              Total Consumer, Cyclical                                                           151,069
                                                                                              ----------
              CONSUMER, NON-CYCLICAL (14.4%)
              ------------------------------
              BEVERAGES (2.6%)
    138,004   Monster Beverage Corp.(a)                                                            8,809
    355,895   PepsiCo, Inc.                                                                       46,668
                                                                                              ----------
                                                                                                  55,477
                                                                                              ----------
              BIOTECHNOLOGY (6.0%)
     56,930   Alexion Pharmaceuticals, Inc.(a)                                                     7,457
    154,851   Amgen, Inc.                                                                         28,536
     49,226   Biogen, Inc.(a)                                                                     11,512
     45,463   BioMarin Pharmaceutical, Inc.(a)                                                     3,894
    179,052   Celgene Corp.(a)                                                                    16,552

================================================================================

4  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    322,823   Gilead Sciences, Inc.                                                           $   21,810
     37,320   Illumina, Inc.(a)                                                                   13,739
     54,442   Incyte Corp.(a)                                                                      4,625
     27,350   Regeneron Pharmaceuticals, Inc.(a)                                                   8,561
     65,024   Vertex Pharmaceuticals, Inc.(a)                                                     11,924
                                                                                              ----------
                                                                                                 128,610
                                                                                              ----------
              COMMERCIAL SERVICES (3.0%)
    110,496   Automatic Data Processing, Inc.                                                     18,268
     26,549   Cintas Corp.                                                                         6,300
    298,293   PayPal Holdings, Inc.(a)                                                            34,142
     41,552   Verisk Analytics, Inc.                                                               6,086
                                                                                              ----------
                                                                                                  64,796
                                                                                              ----------
              FOOD (1.3%)
    309,591   Kraft Heinz Co.                                                                      9,610
    365,699   Mondelez International, Inc. "A"                                                    19,711
                                                                                              ----------
                                                                                                  29,321
                                                                                              ----------
              HEALTHCARE PRODUCTS (1.4%)
     20,312   Align Technology, Inc.(a)                                                            5,559
     37,847   Henry Schein, Inc.(a)                                                                2,645
     21,835   IDEXX Laboratories, Inc.(a)                                                          6,012
     29,310   Intuitive Surgical, Inc.(a)                                                         15,375
                                                                                              ----------
                                                                                                  29,591
                                                                                              ----------
              PHARMACEUTICALS (0.1%)
    130,863   Mylan N.V.(a)                                                                        2,492
                                                                                              ----------
              Total Consumer, Non-cyclical                                                       310,287
                                                                                              ----------
              FINANCIAL (0.3%)
              ----------------
              INSURANCE (0.3%)
     32,811   Willis Towers Watson plc                                                             6,285
                                                                                              ----------
              INDUSTRIAL (0.9%)
              -----------------
              TRANSPORTATION (0.9%)
    205,431   CSX Corp.                                                                           15,894
     27,607   JB Hunt Transport Services, Inc.                                                     2,524
                                                                                              ----------
              Total Industrial                                                                    18,418
                                                                                              ----------
              TECHNOLOGY (39.0%)
              ------------------
              COMPUTERS (10.7%)
  1,052,594   Apple, Inc.(b)                                                                     208,329
     38,651   Check Point Software Technologies Ltd.(a)                                            4,469
    144,530   Cognizant Technology Solutions Corp. "A"                                             9,162

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     62,702   NetApp, Inc.                                                                    $    3,869
     74,387   Western Digital Corp.                                                                3,537
                                                                                              ----------
                                                                                                 229,366
                                                                                              ----------
              SEMICONDUCTORS (11.3%)
    274,598   Advanced Micro Devices, Inc.(a)                                                      8,340
     93,876   Analog Devices, Inc.                                                                10,596
    237,659   Applied Materials, Inc.                                                             10,673
     18,580   ASML Holding N.V.                                                                    3,863
    100,498   Broadcom, Inc.                                                                      28,929
  1,136,624   Intel Corp.                                                                         54,410
     41,033   KLA-Tencor Corp.                                                                     4,850
     38,064   Lam Research Corp.                                                                   7,150
     69,157   Maxim Integrated Products, Inc.                                                      4,137
     60,405   Microchip Technology, Inc.                                                           5,237
    280,967   Micron Technology, Inc.(a)                                                          10,843
    154,613   NVIDIA Corp.                                                                        25,392
     83,452   NXP Semiconductors N.V.                                                              8,146
    308,643   QUALCOMM, Inc.(b)                                                                   23,478
     43,844   Skyworks Solutions, Inc.                                                             3,388
    238,193   Texas Instruments, Inc.                                                             27,335
     64,466   Xilinx, Inc.                                                                         7,602
                                                                                              ----------
                                                                                                 244,369
                                                                                              ----------
              SOFTWARE (17.0%)
    194,475   Activision Blizzard, Inc.                                                            9,179
    123,881   Adobe, Inc.(a)                                                                      36,501
     55,896   Autodesk, Inc.(a)                                                                    9,105
     71,349   Cadence Design Systems, Inc.(a)                                                      5,052
     82,618   Cerner Corp.                                                                         6,056
     33,424   Citrix Systems, Inc.                                                                 3,280
     75,469   Electronic Arts, Inc.(a)                                                             7,642
     99,633   Fiserv, Inc.(a)                                                                      9,083
     65,817   Intuit, Inc.                                                                        17,200
  1,752,984   Microsoft Corp.(b)                                                                 234,830
     18,519   NetEase, Inc. ADR                                                                    4,737
     91,243   Paychex, Inc.                                                                        7,508
     38,057   Synopsys, Inc.(a)                                                                    4,898
     28,572   Take-Two Interactive Software, Inc.(a)                                               3,244
     41,129   Workday, Inc. "A"(a)                                                                 8,455
                                                                                              ----------
                                                                                                 366,770
                                                                                              ----------
              Total Technology                                                                   840,505
                                                                                              ----------

================================================================================

6  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC (0.4%)
    130,666   Xcel Energy, Inc.                                                               $    7,773
                                                                                              ----------
              Total Common Stocks (cost: $1,039,049)                                           2,093,519
                                                                                              ----------
              Total Equity Securities (cost: $1,039,049)                                       2,093,519
                                                                                              ----------

              MONEY MARKET INSTRUMENTS (2.8%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.6%)
 56,552,803   State Street Institutional Treasury Money Market Fund
                Premier Class, 2.17%(c) (cost: $56,553)                                           56,553
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                               RATE       MATURITY
--------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (0.2%)

              BILLS (0.2%)(d)
$     3,860   U.S. Treasury Bill(e) (cost: $3,856)                  2.32%      7/18/2019           3,856
                                                                                              ----------
              Total Money Market Instruments (cost: $60,409)                                      60,409
                                                                                              ----------

--------------------------------------------------------------------------------------------------------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.5%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
  2,825,051   Goldman Sachs Financial Square Government Fund Institutional Class, 2.27%(c)         2,825
  9,414,195   HSBC U.S. Government Money Market Fund Class I, 2.27%(c)                             9,414
                                                                                              ----------
              Total Government & U.S. Treasury Money Market Funds (cost: $12,239)                 12,239
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $1,111,697)                                            $2,166,167
                                                                                              ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                              UNREALIZED
                                                            NOTIONAL       CONTRACT        APPRECIATION/
NUMBER OF                                 EXPIRATION         AMOUNT          VALUE        (DEPRECIATION)
CONTRACTS     DESCRIPTION                    DATE            (000)           (000)                 (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (2.8%)

              LONG FUTURES

              EQUITY CONTRACTS
        396   Nasdaq 100 E-Mini            9/20/2019        USD 59,643       $60,935              $1,292
                                                                             -------              ------
              TOTAL LONG FUTURES                                             $60,935              $1,292
                                                                             -------              ------
              TOTAL FUTURES                                                  $60,935              $1,292
                                                                             =======              ======

--------------------------------------------------------------------------------------------------------
($ IN 000s)                               VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                            LEVEL 1          LEVEL 2       LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $2,093,519           $    -            $-      $2,093,519

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             56,553                -             -          56,553
  U.S. Treasury Securities                              -            3,856             -           3,856

Short-Term Investments
  Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                             12,239                -             -          12,239

Futures(1)                                          1,292                -             -           1,292
--------------------------------------------------------------------------------------------------------
Total                                          $2,163,603           $3,856            $-      $2,167,459
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Non-income-producing security.

    (b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2019.

    (c) Rate represents the money market fund annualized seven-day yield at June 30, 2019.

    (d) Rate represents an annualized yield at time of purchase, not coupon rate.

    (e) Securities with a value of $3,856,000 are segregated as collateral for initial margin requirements on open futures contracts.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
       loan of $15,292) (cost of $1,111,697)                                     $2,166,167
   Receivables:
       Capital shares sold                                                            1,041
       Dividends and interest                                                           739
       Other                                                                              3
       Variation margin on futures contracts                                          1,293
                                                                                 ----------
           Total assets                                                           2,169,243
                                                                                 ----------
LIABILITIES
   Payables:
       Upon return of securities loaned                                              12,239
       Capital shares redeemed                                                          884
   Payable to broker                                                                  1,266
   Accrued management fees                                                              346
   Accrued transfer agent's fees                                                         91
   Other accrued expenses and payables                                                   23
                                                                                 ----------
           Total liabilities                                                         14,849
                                                                                 ----------
                 Net assets applicable to capital shares outstanding             $2,154,394
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $1,085,785
   Distributable earnings                                                         1,068,609
                                                                                 ----------
                 Net assets applicable to capital shares outstanding             $2,154,394
                                                                                 ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $2,139,435/99,481 capital shares
           outstanding, no par value)                                            $    21.51
                                                                                 ==========
       R6 Shares (net assets of $14,959/696 capital shares
           outstanding, no par value)                                            $    21.51
                                                                                 ==========

See accompanying notes to financial statements.

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $13)                      $ 10,886
   Interest                                                                   545
   Securities lending (net)                                                    70
                                                                         --------
      Total income                                                         11,501
                                                                         --------
EXPENSES
   Management fees                                                          2,016
   Administration and servicing fees:
      Fund Shares                                                           1,501
      R6 Shares                                                                 4
   Transfer agent's fees:
      Fund Shares                                                             893
      R6 Shares                                                                 1
   Custody and accounting fees:
      Fund Shares                                                             117
      R6 Shares                                                                 1
   Postage:
      Fund Shares                                                              46
   Shareholder reporting fees:
      Fund Shares                                                              18
   Trustees' fees                                                              18
   Registration fees:
      Fund Shares                                                              40
      R6 Shares                                                                 9
   Professional fees                                                           52
   Other                                                                      115
                                                                         --------
          Total expenses                                                    4,831
                                                                         --------
   Expenses reimbursed:
      R6 Shares                                                                (2)
                                                                         --------
           Net expenses                                                     4,829
                                                                         --------
NET INVESTMENT INCOME                                                       6,672
                                                                         --------

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                        $ 12,485
      Futures transactions                                                  4,970
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                         356,093
      Futures contracts                                                     2,312
                                                                         --------
           Net realized and unrealized gain                               375,860
                                                                         --------
   Increase in net assets resulting from operations                      $382,532
                                                                         ========

See accompanying notes to financial statements.

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited), and year ended
December 31, 2018

--------------------------------------------------------------------------------------------

                                                                      6/30/2019   12/31/2018
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $    6,672   $   12,045
   Net realized gain (loss) on investments                               12,485       (9,650)
   Net realized gain on futures transactions                              4,970          491
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                      356,093      (30,155)
       Futures contracts                                                  2,312       (1,275)
                                                                     -----------------------
       Increase (decrease) in net assets resulting from operations      382,532      (28,544)
                                                                     -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
       Fund Shares                                                            -      (11,919)
       R6 Shares                                                              -         (102)
                                                                     -----------------------
       Distributions to shareholders                                          -      (12,021)
                                                                     -----------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                            9,066      166,958
   R6 Shares                                                               (545)       7,507
                                                                     -----------------------
       Total net increase in net assets from capital
           share transactions                                             8,521      174,465
                                                                     -----------------------
   Capital contribution from USAA Transfer Agency Company                     -            2
                                                                     -----------------------
   Net increase in net assets                                           391,053      133,902
                                                                     -----------------------
NET ASSETS
   Beginning of period                                                1,763,341    1,629,439
                                                                     -----------------------
   End of period                                                     $2,154,394   $1,763,341
                                                                     =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Nasdaq-100 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. Prior to July 1, 2019, USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund consists of two classes of shares: Nasdaq-100 Index Fund Shares (Fund Shares) and Nasdaq-100 Index R6 Shares (R6 Shares). Each class of

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the
Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John
C. Walters, to serve as an Independent Trustee. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

        foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    5. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

        with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2019, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2019*
    (IN THOUSANDS)

                                                       ASSET DERIVATIVES
----------------------------------------------------------------------------------------------------
                           STATEMENT OF
DERIVATIVES NOT            ASSETS AND          INTEREST                      FOREIGN
ACCOUNTED FOR AS           LIABILITIES           RATE          EQUITY       EXCHANGE
HEDGING INSTRUMENTS        LOCATION           CONTRACTS       CONTRACTS     CONTRACTS          TOTAL
-----------------------------------------------------------------------------------------------------
USAA Nasdaq-100            Distributable
  Index Fund               earnings               $-           $1,292 **       $-              $1,292

 *For open derivative instruments as of June 30, 2019, see the Portfolio of
  Investments.
**Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 (IN THOUSANDS)

                                                  NET REALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
DERIVATIVES NOT            STATEMENT OF                                      FOREIGN
ACCOUNTED FOR AS           OPERATIONS       INTEREST RATE       EQUITY       EXCHANGE
HEDGING INSTRUMENTS        LOCATION           CONTRACTS       CONTRACTS     CONTRACTS          TOTAL
-----------------------------------------------------------------------------------------------------
USAA Nasdaq-100            Net realized           $-           $4,970          $-              $4,970
  Index Fund               gain on
                           Futures
                           transactions

                                   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
DERIVATIVES NOT            STATEMENT OF                                      FOREIGN
ACCOUNTED FOR AS           OPERATIONS       INTEREST RATE       EQUITY       EXCHANGE
HEDGING INSTRUMENTS        LOCATION           CONTRACTS       CONTRACTS     CONTRACTS          TOTAL
-----------------------------------------------------------------------------------------------------
USAA Nasdaq-100            Change in net          $-           $2,312          $-              $2,312
  Index Fund               unrealized
                           appreciation/
                           (depreciation)

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

    ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended June 30, 2019, the Fund paid CAPCO facility fees of $8,000, which represents 2.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2019, in accordance with applicable federal tax law.

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At June 30, 2019, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of June 30, 2019, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                   GROSS             GROSS          NET UNREALIZED
                                 UNREALIZED        UNREALIZED        APPRECIATION/
FUND                            APPRECIATION      DEPRECIATION      (DEPRECIATION)
----------------------------------------------------------------------------------
USAA Nasdaq-100
 Index Fund                    $1,089,534,000      $35,064,000      $1,054,470,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2019, were $17,724,000 and $36,015,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                    NON-CASH COLLATERAL              CASH COLLATERAL
--------------------------------------------------------------------------------
   $15,292,000                      $3,402,000                     $12,239,000
--------------------------------------------------------------------------------

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2019, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                SIX-MONTH PERIOD ENDED            YEAR ENDED
                                     JUNE 30, 2019             DECEMBER 31, 2018
------------------------------------------------------------------------------------
                                 SHARES        AMOUNT         SHARES         AMOUNT
                                 ---------------------------------------------------
FUND SHARES:
Shares sold                       10,885     $ 220,054        28,715       $ 561,585
Shares issued from
  reinvested dividends                 -             -           665          11,729
Shares redeemed                  (10,372)     (210,988)      (21,155)       (406,356)
                                 ---------------------------------------------------
Net increase from capital
  share transactions                 513     $   9,066         8,225       $ 166,958
                                 ===================================================
R6 SHARES:
Shares sold                          109     $   2,177           494       $   9,596
Shares issued from
  reinvested dividends                 -             -             3              55
Shares redeemed                     (129)       (2,722)         (109)         (2,144)
                                 ---------------------------------------------------
Net increase (decrease) from
  capital share transactions         (20)    $    (545)          388       $   7,507
                                 ===================================================

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The Fund's management fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average daily net assets. For the six-month period ended June 30, 2019, the Fund incurred management fees, paid or payable to the Manager, of $2,016,000. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of net assets for amounts over $100 million and up to $250 million; and 0.03% of the Fund's net assets for amounts over $250 million. For the six-month period ended June 30, 2019, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to NTI, of $325,000. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets of the Fund Shares and 0.05% of average daily net assets of the R6 Shares. For the six-month period ended June 30, 2019, the Fund Shares and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,501,000 and $4,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2019, the Fund reimbursed the Manager $8,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO
THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

EXPENSE LIMITATION - The Manager agreed, through April 30, 2020, to limit the total annual operating expenses of the R6 Shares to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the R6 Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through April 30, 2020, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2019, the R6 Shares incurred reimbursable expenses of $2,000.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d.b.a. USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out of pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.01% of the R6 Shares' average daily net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2019, the Fund Shares and R6 Shares

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

incurred transfer agent's fees, paid or payable to SAS, of $893,000 and $1,000, respectively. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2019, USAA and its affiliates owned 327,000 R6 Shares, which represents 46.9% of the R6 Shares outstanding, and 0.3% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager has determined there is no significant impact on the Fund's financial statements and various filings.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(10) RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

ASU 2018-13, FAIR VALUE MEASUREMENT
-----------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of ASU 2018-13 guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value, and transfers between levels of the fair value hierarchy.

(11) SUBSEQUENT EVENT NOTE

As previously announced, and as discussed in Note 1 to the Financial Statements, effective July 1, 2019, AMCO, the prior investment adviser to the Fund, and SAS, the prior transfer agent to the Fund, were acquired by Victory Holdings. PLEASE SEE THE SUPPLEMENT DATED JULY 1, 2019 TO THE FUND'S PROSPECTUS FOR ADDITIONAL IMPORTANT INFORMATION.

Effective July 1, 2019, Victory Capital's internal investment team, Victory Solutions, began managing the Fund's assets. NTI no longer serves as a sub-adviser to the Fund.

Effective July 1, 2019, Victory Capital is the new investment adviser and administrator to the USAA Mutual Funds; SAS was renamed Victory Capital Transfer Agency, Inc.; Victory Capital Advisers, Inc. is the new distributor to the USAA Mutual Funds; Citi Fund Services of Ohio, Inc. serves as sub-administrator and sub-fund accountant for the USAA Mutual Funds; and FIS Investor Services LLC serve as sub-transfer agent and dividend

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

disbursing agent for the USAA Mutual Funds. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, Victory Capital added new portfolio managers from one or more investment teams employed by Victory Capital to serve as additional portfolio managers, or replace current portfolio managers, to manage all or a portion of the Fund according to each team's own investment process.

Effective July 1, 2019, under the investment advisory agreement with Victory Capital, which took effect on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Effective July 1, 2019, the line of credit (as discussed in the Notes to the Financial Statements in this semiannual report) among the Trust, with respect to its Funds, and CAPCO terminated; the Trust, with respect to its Funds, along with series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, entered into a 364 day committed credit facility and a 364 day uncommitted, demand credit facility with Citibank, N.A. (Citibank). Each such credit facility may be renewed if so agreed by the parties. Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests. Citibank receives an annual

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2017 (the IFL Order), permitting the establishment and operation of an Interfund Lending Facility (the Facility). The Facility allows each Fund to directly lend and borrow money to or from certain other affiliated Funds relying upon the IFL Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the IFL Order, by averaging the current repurchase agreement rate and the current bank loan rate.

Effective July 1, 2019, the Trust entered into an Agreement to Provide Compliance ("Compliance Agreement") with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. This agreement replaces an arrangement in place with AMCO previously.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30                      YEAR ENDED DECEMBER 31,
                                ----------------------------------------------------------------------------
                                      2019          2018          2017          2016        2015        2014
                                ----------------------------------------------------------------------------
Net asset value at
  beginning of period           $    17.69    $    17.89    $    13.79    $    12.99     $ 12.23    $  10.32
                                ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                .07           .11           .07           .09         .08(a)      .09
  Net realized and
    unrealized gain (loss)            3.75          (.18)         4.38           .78        1.04(a)     1.85
                                ----------------------------------------------------------------------------
Total from investment
  operations                          3.82          (.07)         4.45           .87        1.12(a)     1.94
                                ----------------------------------------------------------------------------
Less distributions from:
  Net investment income                  -          (.12)         (.08)         (.07)       (.08)       (.03)
  Realized capital gains                 -          (.01)         (.27)            -        (.28)          -
                                ----------------------------------------------------------------------------
Total distributions                      -          (.13)         (.35)         (.07)       (.36)       (.03)
                                ----------------------------------------------------------------------------
Net asset value at
  end of period                 $    21.51    $    17.69    $    17.89    $    13.79    $  12.99    $  12.23
                                ============================================================================
Total return (%)*                    21.59          (.44)        32.29          6.68        9.09       18.75
Net assets at
  end of period (000)           $2,139,435    $1,750,674    $1,623,579    $1,078,319    $935,004    $706,604
Ratios to average daily
  net assets:**
  Expenses (%)(b)                      .48(c)        .48           .51           .53         .57         .59
  Net investment income (%)            .66(c)        .64           .60           .77         .62        1.04
Portfolio turnover (%)                   1             5             5             4          10           6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $2,022,159,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  31

================================================================================

R6 SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                     SIX-MONTH
                                                    PERIOD ENDED          YEAR ENDED       PERIOD ENDED
                                                      JUNE 30,            DECEMBER 31,      DECEMBER 31,
                                                    ----------------------------------------------------
                                                       2019                   2018               2017***
                                                    -------------------------------------------------
Net asset value at beginning of period              $ 17.68                $ 17.89             $15.31
                                                    -------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                 .08                    .12                 08
  Net realized and unrealized gain (loss)              3.75                   (.18)              2.87
                                                    -------------------------------------------------
Total from investment operations                       3.83                   (.06)              2.95
                                                    -------------------------------------------------
Less distributions from:
  Net investment income                                   -                   (.14)              (.10)
  Realized capital gains                                  -                   (.01)              (.27)
                                                    -------------------------------------------------
Total distributions                                       -                   (.15)              (.37)
                                                    -------------------------------------------------
Net asset value at end of period                    $ 21.51                $ 17.68             $17.89
                                                    =================================================
Total return (%)*                                     21.66                   (.38)             19.27
Net assets at end of period (000)                   $14,959                $12,667             $5,860
Ratios to average daily net assets:**
  Expenses (%)(a)                                       .40(b)                 .40                .40(b)
  Expenses, excluding
    reimbursements (%)(a)                               .43(b)                 .45               1.01(b)
                                                        .73(b)                 .72                .66(b)
  Net investment income (%)
Portfolio turnover (%)                                    1                      5                  5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $14,619,000.
*** R6 Shares commenced operations on March 1, 2017.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2019, through June 30, 2019.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING               ENDING               DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE          JANUARY 1, 2019 -
                                         JANUARY 1, 2019        JUNE 30, 2019            JUNE 30, 2019
                                      ------------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,215.90                  $2.64

Hypothetical
  (5% return before expenses)              1,000.00               1,022.41                   2.41

R6 SHARES
Actual                                     1,000.00               1,216.60                   2.20

Hypothetical
  (5% return before expenses)              1,000.00               1,022.81                   2.01

*Expenses are equal to the annualized expense ratio of 0.48% for Fund Shares and 0.40% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 21.59% for Fund Shares and 21.66% for R6 Shares for the six-month period of January 1, 2019 through June 30, 2019.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND VICTORY CAPITAL MANAGEMENT INC.)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the (i) new investment advisory agreement between the Trust and Victory Capital and (ii) new investment subadvisory agreements between certain subadvisers and Victory Capital, which became effective on July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting held on January 15, 2019, the USAA Mutual Funds Trust's ("Trust") Board of Trustees ("Board"), including those Trustees who are not parties to any investment advisory or management agreement between USAA Asset Management Company ("AMCO") and the Trust ("Existing Management Agreements") or the new Investment Advisory Agreement between the Trust and Victory Capital Management Inc. ("Victory Capital") (the "New Advisory Agreement") or "interested persons" (as that term is defined in the Investment Company Act of 1940 Act, as amended ("1940 Act")) of such parties or the Trust (the "Independent Trustees"), considered and unanimously approved the New Advisory Agreement between the Trust, on behalf of each of its series (each a "Fund" and together the "Funds"), and Victory Capital, and, as applicable, new Investment Subadvisory Agreements between Victory Capital and each investment subadviser ("New Subadvisory Agreements," and together with the New Advisory Agreement, the "New Agreements"), as listed below. The Board also determined to recommend that shareholders of each Fund approve the New Advisory Agreement. Shareholder approval is not required for the New Subadvisory Agreements. The Independent Trustees reviewed the proposed approval of the New Agreements in private sessions with their independent legal counsel at which no representatives of Victory Capital or AMCO were present.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  35

================================================================================

BACKGROUND FOR THE BOARD APPROVALS

At a telephonic meeting of the Board held on November 5, 2018, representatives of USAA and AMCO informed the Board that USAA's subsidiary, USAA Investment Corporation, would enter into a stock purchase agreement with Victory Capital Holdings, Inc. ("Victory Holdings") pursuant to which Victory Holdings would acquire all of the outstanding stock of AMCO and USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA Transfer Agent") (the "Transaction"). The Independent Trustees were advised that the Transaction, if completed, would constitute an "assignment" (as that term is defined in Section 2(a)(4) of the 1940 Act) and result in the automatic termination of the Existing Management Agreements ("Change of Control Event"). The Independent Trustees also were advised that it was proposed that Victory Capital, a subsidiary of Victory Holdings, would serve as the investment adviser to each Fund after the closing of the Transaction ("Post-Transaction") and that the Board would be asked to consider approval of the terms and conditions of the New Advisory Agreement with Victory Capital and thereafter to submit the New Advisory Agreement to each Fund's shareholders for approval. Because the Change of Control Event also would result in the termination of each existing subadvisory agreement between AMCO and the subadvisers to the Funds ("Existing Subadvisory Agreements"), the Independent Trustees were advised that the Board would also be asked to approve the New Subadvisory Agreements.

In anticipation of the Transaction, the Trustees met at a series of subsequent in-person meetings on November 27-28, 2018, January 7-8, 2019, and January 14-15, 2019, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of each Fund and its respective shareholders to approve the New Agreements; and the anticipated impacts of the Transaction on the Funds and their shareholders (each, a "Meeting"). During each of these Meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. In this connection, the Independent Trustees worked with their independent

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

legal counsel to prepare formal due diligence requests (the "Diligence Requests") that were submitted to Victory Capital, Victory Capital Advisers, Inc. ("VCA"), and the subadvisers. The Diligence Requests sought information relevant to the Board's consideration of the New Advisory Agreement, the New Subadvisory Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Funds and their shareholders. Victory Capital, VCA, and the subadvisers provided documents and information in response to the Diligence Requests (the "Response Materials"). Following their review of the Response Materials, the Independent Trustees submitted a supplemental due diligence request for additional and clarifying information (the "Supplemental Diligence Request") to Victory Capital and VCA. Victory Capital and VCA provided further information in response to the Supplemental Diligence Request, which the Board reviewed. Senior management representatives of Victory Capital and/or AMCO participated in a portion of each Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel and counsel to the Funds, who advised them on, among other things, their duties and obligations relating to their consideration of the New Agreements.

The Board's evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Management Agreements and Existing Subadvisory Agreements at an in-person meeting of the Board on April 18, 2018 (the "2018 15(c) Meeting") and at other subsequent Board meetings in 2018. The Board's evaluation of the New Agreements also reflected the knowledge gained as Board members of the Funds with respect to services provided by AMCO, its affiliates, and each subadviser to the Funds.

The Board's approvals and recommendations were based on its determination, within its business judgment, that it would be in the best interests of each Fund and its respective shareholders, for Victory Capital and, as applicable, the subadvisers, to provide investment advisory, investment subadvisory, and related services to the Funds, following the closing of the Transaction.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  37

================================================================================

FACTORS CONSIDERED IN APPROVING THE NEW ADVISORY AGREEMENT

In connection with the Board's consideration of the New Advisory Agreement, Victory Capital and AMCO advised the Board about a variety of matters, including the following:

    o The nature, extent, and quality of the services to be provided to the Funds by Victory Capital Post-Transaction are expected to be of at least the same level as the services currently provided to the Funds by AMCO.

    o Victory Capital's stated commitment to maintaining and enhancing the USAA member/USAA Fund shareholder experience, including creating a dedicated USAA Fund sales and client service call center that will provide ongoing client service and advice to existing and new USAA members.

    o Victory Capital proposes to: (1) replace the underlying indexes for the USAA Extended Market Index Fund and USAA S&P 500 Index Fund with indexes designed to provide shareholders with comparable exposure and investment outcomes; (2) change the USAA Extended Market Index Fund's and USAA S&P 500 Index Fund's investment objectives and strategies in light of the changes to their underlying indexes; and (3) change the name of the USAA S&P 500 Index Fund to the USAA 500 Index Fund.

    o Victory Capital does not propose changes to the investment objective(s) of any other Funds. Although the investment processes used by Victory Capital's portfolio managers may differ from those used by AMCO's portfolio managers or, if applicable, any subadviser's portfolio managers, such differences are not currently expected to result in changes to the principal investment strategies or principal investment risks of the Funds.

    o The New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees (except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment).

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

       For at least two years after the Transaction closes, Victory Capital has agreed to waive fees and/or reimburse expenses so that each Fund's annual expense ratio (excluding certain customary items) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to the Fund's advisory fee.

    o The portfolio managers at AMCO that manage the Fixed Income Funds(1) as well as the USAA's Global Multi-Asset team servicing the Cornerstone Funds(2), Target Retirement Funds(3), Global Managed Volatility Fund, Managed Allocation Fund, and Target Managed Allocation Fund, are expected to continue to do so Post-Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. Post-Transaction, the investment teams for the Funds, other than the Fixed Income Funds, will be replaced or augmented.

    o With the exception of the USAA S&P 500 Index Fund, USAA Extended Market Index Fund, and USAA Nasdaq-100 Index Fund, which will be advised by Victory Capital through its Victory Solutions platform, Victory Capital proposes that the same subadvisers be retained Post-Transaction, although Victory Capital may change the allocation to a particular subadviser Post-Transaction. No changes are expected to the portfolio managers of the subadvisers who will serve as subadvisers Post-Transaction.

(1)The Fixed Income Funds include the following Funds: California Bond Fund, Government Securities Fund, High Income Fund, Income Fund, Intermediate-Term Bond Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Long-Term Fund, New York Bond Fund, Short-Term Bond Fund, Tax Exempt Short-Term Fund, Ultra Short-Term Bond Fund, Virginia Bond Fund, Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Trust.

(2)The Cornerstone Funds include the following Funds: Cornerstone Aggressive Fund, Cornerstone Conservative Fund, Cornerstone Equity Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, and Cornerstone Moderately Conservative Fund.

(3)The Target Retirement Funds include the following Funds: Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and Target Retirement Income Fund.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

    o VCA's distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale.

    o The experience of Victory Capital in acquiring and integrating investments in investment management companies and its plans to transition and integrate AMCO's and USAA Transfer Agent's businesses to Victory Capital. Victory Capital and USAA expect to enter into a transition services agreement under which USAA will continue to provide Victory Capital with certain services that are currently provided by USAA to AMCO and the USAA Transfer Agent for a specified period of time after the closing of the Transaction to assist Victory Capital in transitioning the USAA member distribution channel and member support services.

    o Pursuant to a transitional trademark license agreement with USAA, Victory Capital and the Funds will have a non-exclusive license, subject to certain restrictions and limitations, to continue using certain licensed marks including "USAA," "United Services Automobile Association," and the USAA Logo in connection with their asset management and transfer agency businesses for a period of three years following the closing of the Transaction, which agreement may thereafter be extended for an additional year.

    o The support expressed by the current senior management team at AMCO for the Transaction and AMCO's recommendation that the Board approve the New Agreements.

    o The commitments of Victory Capital and AMCO to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

In addition to the matters noted above, in their deliberations regarding approval of the New Advisory Agreement, the Board considered the factors discussed below, among others.

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

THE NATURE, EXTENT, AND QUALITY OF SERVICES EXPECTED TO BE PROVIDED BY VICTORY CAPITAL - The Board considered information provided by Victory Capital regarding its investment philosophy, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition. The Board also considered the capabilities, resources, and personnel of Victory Capital, including senior and other personnel of AMCO who had been extended offers to join Victory Capital, in order to determine whether Victory Capital is capable of providing the same level of investment management services currently provided to each Fund, and also considered the transition and integration plans to move management of the Funds to Victory Capital. The Board recognized that the AMCO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course. The Board considered the resources and infrastructure that Victory Capital intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as Victory Capital's commitment to those programs. The Board also considered the resources that Victory Capital has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs. This review considered the resources available to Victory Capital to provide the services specified under the New Advisory Agreement. The Board considered Victory Capital's financial condition, including the financing of the Transaction, and noted that Victory Capital is expected to be able to provide a high level of service to the Funds and continuously invest and re-invest in its business.

The Board considered that, while it was proposed that Victory Capital would become the investment adviser to the Funds, the same portfolio managers at AMCO that manage the Fixed Income Funds, as well as USAA's Global Multi-Asset team servicing the Cornerstone Funds, Target Retirement Funds (including Target Managed Allocation Fund), Global Managed Volatility Fund, and Managed Allocation Fund, are expected to continue to do so after the Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. The Board determined that it had considered the qualifications of the portfolio managers at AMCO and the subadvisers at its 2018 15(c) Meeting. The Board considered the professional experience,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

education, affiliations and/or other credentials or qualifications of the anticipated portfolio managers at Victory Capital that would manage the Equity Funds(4), Cornerstone Funds, and Target Retirement Funds. The Board noted that the Equity Funds or portions of Equity Funds currently managed by AMCO would be replaced with portfolio managers from Victory Capital.

The Board considered that certain Funds would continue to operate in a manager-of-managers structure Post-Transaction. The Board considered that Victory Capital's experience in allocating assets to, and overseeing the advisory services of, its investment franchises and the Victory Solutions platform, was similar to AMCO's role in allocating assets to and overseeing the advisory services provided by the subadvisers.

The Board considered that the terms and conditions of the New Advisory Agreement are substantially similar to the terms and conditions of the Existing Management Agreements. The Board also considered that the New Subadvisory Agreements are substantially similar to the terms and conditions of the Existing Subadvisory Agreements and that no changes were proposed to the allocation of responsibilities as between Victory Capital and any subadviser, except to the extent that under the New Subadvisory Agreements each subadviser would be responsible for voting proxies with respect to assets allocated to that subadviser, while AMCO currently votes all Fund proxies. The Board considered that Victory Capital also would provide certain administrative, fund accounting, and shareholder servicing services under a separate administration agreement with the Funds. In this connection, the Board considered information on Victory Capital's use of third-party service providers to provide certain sub-administration and sub-accounting services to the Funds.

After review of these and other considerations, the Board concluded that Victory Capital will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by AMCO, and that these services are appropriate in nature and extent in light of the Funds' operations and investor needs.

(4)The Equity Funds include the following Funds: Aggressive Growth Fund, Growth & Income Fund, Income Stock Fund, Global Equity Income Fund, and Precious Metals and Minerals Fund.

================================================================================

42  | USAA NASDAQ-100 INDEX FUND

================================================================================

PERFORMANCE OF THE FUNDS - With respect to the performance of the Funds, the Board considered its review at the 2018 15(c) Meeting of peer group and benchmark investment performance comparison data relating to each Fund and, if applicable, each subadviser's performance record for similar accounts. The
Board considered that information reviewed at the 2018 15(c) Meeting may be more relevant for those Funds that would retain their current portfolio managers or subadvisers. With respect to the Funds whose portfolio managers would be replaced, the Board considered the performance of funds sponsored and managed by Victory Capital ("Victory Funds") with similar investment objectives and strategies managed by the portfolio managers who would manage the Funds. Based on information presented to the Board at the Meetings and its discussions with Victory Capital, the Board concluded that Victory Capital is capable of generating a level of long-term investment performance that is appropriate in light of each Fund's investment objectives, strategies and restrictions.

FEES TO BE PAID TO VICTORY CAPITAL AND EXPENSES OF THE FUNDS - The Board considered that it had reviewed each Fund's existing advisory fee rate and computation method for calculating such fees at the 2018 15(c) Meeting. The Board considered that the New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees, except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment and apply the resulting performance adjustment across each other class of shares of the Fund. The Board considered that the use of a single designated class to calculate the performance adjustment for each other class of shares of the Fund could mean that shareholders of a class other than the class used to measure the performance adjustment may pay a performance adjustment that is higher or lower than if the adjustment were calculated on a class by class basis, primarily due to the impact of differences in the fees and expenses between share classes on performance. The Board considered that the New Advisory Agreement stipulates that the period for measuring performance for calculating a Fund's performance adjustment begins on the date that Victory Capital begins managing the Fund; therefore, no performance adjustments will be made for the first twelve months of the New Advisory Agreement, consistent with applicable regulations. The Board also considered Victory Capital's contractual commitment under the expense limitation

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

agreement ("ELA") to waive fees and/or reimburse expenses for at least two years after the closing of the Transaction, so that each Fund's annual expense ratio (excluding acquired fund fees and expenses, any performance adjustment to a Fund's advisory fee, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to a Fund's advisory fee. The Board considered that the ELA permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment. The Board also considered that Victory Capital and AMCO had represented to the Board that they will use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an "unfair burden" on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Change of Control Event, for so long as the requirements of Section 15(f) of the 1940 Act apply. The Board also considered a comparison of the proposed advisory fees to be paid by each Fund to the advisory fees paid by funds and other accounts managed by Victory Capital deemed to be comparable to the Fund in terms of investment objectives and strategies. The Board considered that, with few exceptions, mostly involving weighted average fees for separate accounts, the advisory fees to be paid by the Funds were lower than the fees paid by these other funds and accounts. The Board concluded that the retention of Victory Capital was unlikely to impose an unfair burden on the Funds because, after the Transaction, none of AMCO, Victory Capital, VCA, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly
(i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Funds (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Funds or their shareholders for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to each Fund, that Victory Capital's advisory fee is fair and reasonable.

================================================================================

44  | USAA NASDAQ-100 INDEX FUND

================================================================================

THE EXTENT TO WHICH VICTORY CAPITAL MAY REALIZE ECONOMIES OF SCALE AS THE FUNDS GROW LARGER AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF FUND SHAREHOLDERS - The Board considered potential or anticipated economies of scale in relation to the services Victory Capital would provide to each Fund. The Board considered that the New Advisory Agreement includes the same advisory fee breakpoints for the same Funds as the Existing Advisory Agreements. The Board also considered that Victory Capital has contractually agreed to cap the Funds' annual operating expense ratios, pursuant to the ELA, which will remain in effect for at least two years from the closing of the Transaction, and may be extended. The Board also considered Victory Capital's representation that the significant increase in its assets under management Post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Board noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of investment advisory and administrative fees payable to Victory Capital, in the future.

THE PROFITS TO BE REALIZED BY VICTORY CAPITAL AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE TRUST - The Board considered the benefits Victory Capital and its affiliates may derive from their relationship with the Funds, including compensation to be paid to Victory Capital for the provision of certain administrative, fund accounting and shareholder services to the Funds and compensation to be paid to USAA Transfer Agent for the provision of transfer agency services to the Funds. The Board considered the significant investments Victory Capital expected to make to support and grow the USAA member channel and the costs to integrate the USAA Fund business into Victory Capital. The Board also considered Victory Capital's profitability report presented to the board of trustees of the Victory Funds in connection with their most recent 15(c) process. The Board considered Victory Capital's representation that the fully integrated USAA Fund business, including investments to support ongoing growth, was expected to have an overall marginally positive impact on Victory Capital's overall financial profitability. The Board noted the difficulty of accurately projecting profitability under the current circumstance and noted that it would have the opportunity to give further consideration to Victory Capital's profitability with respect to the Funds at the end of the initial two-year term of the New Advisory Agreement.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

FALL-OUT AND OTHER BENEFITS TO VICTORY CAPITAL AND ITS AFFILIATES - The Board considered the possible fall-out benefits and other types of benefits that may accrue to Victory Capital and its affiliates. The Board noted that the Transaction provides Victory Capital and its affiliates the opportunity to deliver investment products and services to USAA's direct member-based channel. The Board also considered that Victory Capital may derive reputational and other benefits from its ability to use "USAA" and related names in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Victory Capital's assets under management and expand Victory Capital's investment capabilities. This increased size and diversification could facilitate Victory Capital's continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. Victory Capital also would be able to use trading commission credits from the Funds' transactions in securities to "purchase" third party research and execution services to support its investment process. Based on its review, the Board determined that any "fall-out" benefits and other types of benefits that may accrue to Victory Capital are fair and reasonable.

CONCLUSIONS - Based on the foregoing and other relevant considerations, at the Meeting of the Board held on January 15, 2019, the Board, including a majority of the Independent Trustees, acting within its business judgment, (1) concluded that the terms of the New Advisory Agreement are fair and reasonable and that approval of the New Advisory Agreement is in the best interests of each Fund and its respective shareholders, (2) voted to approve the New Advisory Agreement, and (3) voted to recommend approval of the New Advisory Agreement by shareholders of the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis and its determinations were made separately in respect of each Fund. The Board noted some factors may have been more or less important with respect to any particular Fund and that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Advisory Agreement and to recommend approval of the New Advisory Agreement by shareholders of the Funds.

================================================================================

46  | USAA NASDAQ-100 INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND THE MANAGER)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the continuation of the
(i) investment advisory agreement between the Trust and AMCO and (ii) investment subadvisory agreements between certain subadvisers and AMCO, which were effective until July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting of the Board of Trustees (the Board) held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and Northern Trust Investments, Inc. (the Subadviser) with respect to the Fund.(1)

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate

(1)At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, upon the closing of the transaction whereby the Manager acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager and the Sub-advisory Agreement with the Subadviser terminated and the new investment advisory agreement between the Trust and Victory Capital went into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are discussed above. Effective June 30, 2019, the Subadviser no longer manages any portion of the Fund.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving

================================================================================

48  | USAA NASDAQ-100 INDEX FUND

================================================================================

the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies with similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services
- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information

================================================================================

50  | USAA NASDAQ-100 INDEX FUND

================================================================================

about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten- year periods ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2018, was in the top 10% of its performance universe for the three-year period ended December 31, 2018, and was in the top 5% of its performance universe for the five-, and ten-year periods ended December 31, 2018.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fact that the Manager pays the Fund's subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the

================================================================================

52  | USAA NASDAQ-100 INDEX FUND

================================================================================

Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include, among others: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance;
(ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, five-, and ten-year periods ended December 31, 2018, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted certain anticipated changes to the Fund's subadvisory arrangements.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

54  | USAA NASDAQ-100 INDEX FUND

================================================================================

AS OF JULY 1, 2019
TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Jefferson C. Boyce
                                      Dawn M. Hawley
                                      Paul L. McNamara
                                      Richard Y. Newton III
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      David C. Brown
                                      John C. Walters
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     Victory Capital Management Inc.
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       Victory Capital Advisers, Inc.
DISTRIBUTOR                           4900 Tiedeman Road
                                      Brooklyn, Ohio 44144
--------------------------------------------------------------------------------
TRANSFER AGENT                        Victory Capital Transfer Agency, Inc.
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                            State Street Bank and Trust Company
ACCOUNTING AGENT, AND                 P.O. Box 1713
SUB-ADMINISTRATOR                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1700
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the USAA AMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and
(iii) in summary within the Statement of Additional Information on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of monthly portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (beginning with filings after March 31, 2019). Previously, the Fund made its complete schedule of portfolio holdings available after the first and third fiscal quarters in regulatory filings on Form N-Q. The Fund's Forms N-CSR, N-PORT, and N-Q are available at no charge (i) by calling
(800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov.

===============================================================================

       9800 Fredericksburg Road                                   --------------
       San Antonio, TX 78288                                         PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
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37758-0819


[LOGO OF USAA USAA(R)]
----------------------
     MUTUAL FUNDS

--------------------------------------------------------------------------------
                                                                   June 30, 2019
--------------------------------------------------------------------------------

SEMIANNUAL REPORT

USAA Global Managed Volatility Fund

        FUND                INSTITUTIONAL
       SHARES                  SHARES
       UGMVX                   UGOFX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.



Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                           1

SHAREHOLDER VOTING RESULTS                                                    2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  3

    Notes to Portfolio of Investments                                        15

    Financial Statements                                                     17

    Notes to Financial Statements                                            21

    Financial Highlights                                                     42

EXPENSE EXAMPLE                                                              44

ADVISORY AGREEMENT(S)                                                        46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
(800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 6/30/19 o
                                (% of Net Assets)

iShares Edge MSCI Min Vol EAFE ETF ......................................  13.7%
iShares Edge MSCI Min Vol USA ETF .......................................   6.8%
Vanguard FTSE Developed Markets ETF .....................................   5.8%
iShares Core S&P 500 ETF ................................................   5.3%
iShares Edge MSCI Min Vol Emerging Markets ETF ..........................   4.3%
Schwab Fundamental International Large Company Index ETF ................   4.1%
Invesco FTSE RAFI Developed Markets ex-US ETF ...........................   3.4%
iShares Core MSCI EAFE ETF ..............................................   3.4%
iShares Edge MSCI USA Quality Factor ETF ................................   3.0%
Schwab Fundamental Emerging Markets Large Company Index ETF .............   2.8%

                         o ASSET ALLOCATION* - 6/30/19 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EXCHANGE-TRADED FUNDS                                        44.3%
COMMON STOCKS                                                              29.6%
EXCHANGE-TRADED FUNDS                                                      24.2%
MONEY MARKET INSTRUMENTS                                                    1.8%

                                   [END CHART]

*Does not include purchased options, written options and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust (Trust). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. (Victory Capital), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company (AMCO) was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
         FOR                        AGAINST                            ABSTAIN
--------------------------------------------------------------------------------
     97,759,041                     44,103                             26,546

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940
Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act (Independent Trustee).

                                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                             FOR                         VOTES WITHHELD
--------------------------------------------------------------------------------
David C. Brown                  8,299,565,565                     820,887,736
John C. Walters                 8,317,935,885                     802,517,416

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2  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (98.1%)

             COMMON STOCKS (29.6%)

             BASIC MATERIALS (0.8%)
             ----------------------
             CHEMICALS (0.6%)
    12,990   Air Products & Chemicals, Inc.                                                        $    2,941
     5,070   Celanese Corp.                                                                               546
     4,250   Ecolab, Inc.                                                                                 839
     4,920   LyondellBasell Industries N.V. "A"                                                           424
    13,140   PPG Industries, Inc.                                                                       1,534
                                                                                                   ----------
                                                                                                        6,284
                                                                                                   ----------
             FOREST PRODUCTS & PAPER (0.0%)
    17,180   International Paper Co.                                                                      744
                                                                                                   ----------
             IRON/STEEL (0.2%)
    28,750   Nucor Corp.                                                                                1,584
     9,360   Steel Dynamics, Inc.                                                                         283
                                                                                                   ----------
                                                                                                        1,867
                                                                                                   ----------
             Total Basic Materials                                                                      8,895
                                                                                                   ----------
             COMMUNICATIONS (3.1%)
             ---------------------
             ADVERTISING (0.4%)
    49,697   Interpublic Group of Companies, Inc.                                                       1,123
    33,910   Omnicom Group, Inc.                                                                        2,779
                                                                                                   ----------
                                                                                                        3,902
                                                                                                   ----------
             INTERNET (0.2%)
       340   Alphabet, Inc. "A"(a)                                                                        368
     2,900   CDW Corp.                                                                                    322
    10,050   eBay, Inc.                                                                                   397
     6,170   F5 Networks, Inc.(a)                                                                         898
     2,130   Facebook, Inc. "A"(a)                                                                        411
     1,750   IAC/InterActiveCorp.(a)                                                                      381
                                                                                                   ----------
                                                                                                        2,777
                                                                                                   ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             MEDIA (0.9%)
    39,470   Altice USA, Inc. "A"(a)                                                               $      961
    32,680   CBS Corp. "B"                                                                              1,631
    44,550   Comcast Corp. "A"                                                                          1,883
    13,450   Discovery, Inc. "A"(a)                                                                       413
    20,690   DISH Network Corp. "A"(a)                                                                    795
    57,390   Sirius XM Holdings, Inc.                                                                     320
    28,690   Viacom, Inc. "B"                                                                             857
    17,060   Walt Disney Co.                                                                            2,382
                                                                                                   ----------
                                                                                                        9,242
                                                                                                   ----------
             TELECOMMUNICATIONS (1.6%)
    35,238   AT&T, Inc.                                                                                 1,181
    76,130   Cisco Systems, Inc.                                                                        4,167
    32,680   Corning, Inc.                                                                              1,086
    62,920   Juniper Networks, Inc.                                                                     1,675
    27,690   T-Mobile US, Inc.(a)                                                                       2,053
   118,100   Verizon Communications, Inc.                                                               6,747
                                                                                                   ----------
                                                                                                       16,909
                                                                                                   ----------
             Total Communications                                                                      32,830
                                                                                                   ----------
             CONSUMER, CYCLICAL (3.5%)
             -------------------------
             AIRLINES (0.2%)
    18,510   Delta Air Lines, Inc.                                                                      1,050
    13,160   Southwest Airlines Co.                                                                       668
     4,440   United Airlines Holdings, Inc.(a)                                                            389
                                                                                                   ----------
                                                                                                        2,107
                                                                                                   ----------
             APPAREL (0.2%)
    18,950   Hanesbrands, Inc.                                                                            326
     8,360   NIKE, Inc. "B"                                                                               702
     5,250   Ralph Lauren Corp.                                                                           597
                                                                                                   ----------
                                                                                                        1,625
                                                                                                   ----------
             AUTO MANUFACTURERS (0.1%)
    20,830   General Motors Co.                                                                           803
     5,490   PACCAR, Inc.                                                                                 393
                                                                                                   ----------
                                                                                                        1,196
                                                                                                   ----------
             AUTO PARTS & EQUIPMENT (0.1%)
     5,160   Autoliv, Inc.                                                                                364
     8,630   BorgWarner, Inc.                                                                             362


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4  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
     2,820   Lear Corp.                                                                            $      393
     2,800   WABCO Holdings, Inc.(a)                                                                      371
                                                                                                   ----------
                                                                                                        1,490
                                                                                                   ----------
             DISTRIBUTION/WHOLESALE (0.1%)
    18,480   Fastenal Co.                                                                                 602
    11,870   HD Supply Holdings, Inc.(a)                                                                  478
     1,030   WW Grainger, Inc.                                                                            277
                                                                                                   ----------
                                                                                                        1,357
                                                                                                   ----------
             ENTERTAINMENT (0.1%)
    11,240   Live Nation Entertainment, Inc.(a)                                                           745
                                                                                                   ----------
             HOME BUILDERS (0.2%)
   19,7070   DR Horton, Inc.                                                                              853
       250   NVR, Inc.(a)                                                                                 842
     7,650   PulteGroup, Inc.                                                                             242
                                                                                                   ----------
                                                                                                        1,937
                                                                                                   ----------
             HOME FURNISHINGS (0.1%)
    25,220   Leggett & Platt, Inc.                                                                        968
                                                                                                   ----------
             LEISURE TIME (0.2%)
    15,320   Carnival Corp.                                                                               713
    13,610   Harley-Davidson, Inc.                                                                        488
    14,960   Norwegian Cruise Line Holdings Ltd.(a)                                                       802
                                                                                                   ----------
                                                                                                        2,003
                                                                                                   ----------
             LODGING (0.2%)
     7,980   Hilton Worldwide Holdings, Inc.                                                              780
     5,940   Las Vegas Sands Corp.                                                                        351
     8,820   Marriott International, Inc. "A"                                                           1,237
                                                                                                   ----------
                                                                                                        2,368
                                                                                                   ----------
             RETAIL (1.9%)
    12,829   Best Buy Co., Inc.                                                                           895
     6,714   Darden Restaurants, Inc.                                                                     817
    16,380   Dollar General Corp.                                                                       2,214
    19,880   Gap, Inc.                                                                                    357
    24,900   Genuine Parts Co.                                                                          2,579
     3,070   Home Depot, Inc.                                                                             639
    16,560   Kohl's Corp.                                                                                 787
     9,480   Lowe's Companies, Inc.                                                                       957
     1,920   Lululemon Athletica, Inc.(a)                                                                 346
    15,760   Macy's, Inc.                                                                                 338
     2,520   McDonald's Corp.                                                                             523

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    20,930   Nordstrom, Inc.(b)                                                                    $      667
     1,300   O'Reilly Automotive, Inc.(a)                                                                 480
    31,830   Qurate Retail, Inc.(a)                                                                       394
    14,010   Ross Stores, Inc.                                                                          1,389
     9,720   Starbucks Corp.                                                                              815
     8,957   Target Corp.                                                                                 776
    41,450   TJX Companies, Inc.                                                                        2,192
     9,750   Tractor Supply Co.                                                                         1,061
     1,410   Ulta Salon Cosmetics & Fragrance, Inc.(a)                                                    489
    12,080   Walgreens Boots Alliance, Inc.                                                               660
     9,630   Walmart, Inc.                                                                              1,064
                                                                                                   ----------
                                                                                                       20,439
                                                                                                   ----------
             TEXTILES (0.1%)
      3,610  Mohawk Industries, Inc.(a)                                                                   532
                                                                                                   ----------
             Total Consumer, Cyclical                                                                  36,767
                                                                                                   ----------
             CONSUMER, NON-CYCLICAL (6.9%)
             -----------------------------
             AGRICULTURE (0.2%)
    42,330   Altria Group, Inc.                                                                         2,004
                                                                                                   ----------
             BEVERAGES (1.0%)
    90,100   Coca-Cola Co.                                                                              4,588
    12,440   Molson Coors Brewing Co. "B"                                                                 697
    36,050   PepsiCo, Inc.                                                                              4,727
                                                                                                   ----------
                                                                                                       10,012
                                                                                                   ----------
             BIOTECHNOLOGY (0.5%)
     9,442   Amgen, Inc.                                                                                1,740
     3,220   Biogen, Inc.(a)                                                                              753
     7,010   Celgene Corp.(a)                                                                             648
    17,475   Gilead Sciences, Inc.                                                                      1,180
     9,040   United Therapeutics Corp.(a)                                                                 706
                                                                                                   ----------
                                                                                                        5,027
                                                                                                   ----------
             COMMERCIAL SERVICES (0.8%)
    14,970   Automatic Data Processing, Inc.                                                            2,475
    14,780   H&R Block, Inc.                                                                              433
     3,970   Moody's Corp.                                                                                775
     5,620   PayPal Holdings, Inc.(a)                                                                     643
     5,620   Robert Half International, Inc.                                                              321
     5,220   S&P Global, Inc.                                                                           1,189
    19,918   Total System Services, Inc.                                                                2,555
     3,510   United Rentals, Inc.(a)                                                                      466
                                                                                                   ----------
                                                                                                        8,857
                                                                                                   ----------

================================================================================

6  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             COSMETICS/PERSONAL CARE (0.5%)
     3,100   Estee Lauder Companies, Inc. "A"                                                      $      568
    45,288   Procter & Gamble Co.                                                                       4,966
                                                                                                   ----------
                                                                                                        5,534
                                                                                                   ----------
             FOOD (0.9%)
     9,900   Campbell Soup Co.                                                                            397
    19,200   General Mills, Inc.                                                                        1,008
    20,600   Hershey Co.                                                                                2,761
     4,460   Ingredion, Inc.                                                                              368
    10,900   JM Smucker Co.                                                                             1,256
    26,490   Kroger Co.                                                                                   575
    20,360   Sysco Corp.                                                                                1,440
    22,399   Tyson Foods, Inc. "A"                                                                      1,808
                                                                                                   ----------
                                                                                                        9,613
                                                                                                   ----------
             HEALTHCARE PRODUCTS (0.5%)
    22,540   Baxter International, Inc.                                                                 1,846
     5,490   Danaher Corp.                                                                                785
     1,560   Edwards Lifesciences Corp.(a)                                                                288
     5,530   Henry Schein, Inc.(a)                                                                        386
     1,950   IDEXX Laboratories, Inc.(a)                                                                  537
     9,200   Medtronic plc                                                                                896
     2,510   Thermo Fisher Scientific, Inc.                                                               737
                                                                                                   ----------
                                                                                                        5,475
                                                                                                   ----------
             HEALTHCARE-SERVICES (0.6%)
     1,422   Anthem, Inc.                                                                                 401
    11,320   DaVita, Inc.(a)                                                                              637
     9,046   HCA Healthcare, Inc.                                                                       1,223
     2,591   Laboratory Corp. of America Holdings(a)                                                      448
     5,130   Quest Diagnostics, Inc.                                                                      522
     6,840   UnitedHealth Group, Inc.                                                                   1,669
    12,640   Universal Health Services, Inc. "B"                                                        1,648
                                                                                                   ----------
                                                                                                        6,548
                                                                                                   ----------
             HOUSEHOLD PRODUCTS/WARES (0.3%)
     3,900   Avery Dennison Corp.                                                                         451
    17,730   Church & Dwight Co., Inc.                                                                  1,296
     9,020   Clorox Co.                                                                                 1,381
                                                                                                   ----------
                                                                                                        3,128
                                                                                                   ----------
             PHARMACEUTICALS (1.6%)
    12,600   AmerisourceBergen Corp.                                                                    1,074
     6,560   Bristol-Myers Squibb Co.                                                                     297

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  7

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    11,240   Cardinal Health, Inc.                                                                 $      529
     2,377   Cigna Corp.(a)                                                                               375
     8,390   CVS Health Corp.                                                                             457
    14,590   Eli Lilly & Co.                                                                            1,616
     2,650   Jazz Pharmaceuticals plc(a)                                                                  378
    22,470   Johnson & Johnson                                                                          3,130
     4,220   McKesson Corp.                                                                               567
    51,470   Merck & Co., Inc.                                                                          4,316
    58,700   Pfizer, Inc.                                                                               2,543
    17,840   Zoetis, Inc.                                                                               2,025
                                                                                                   ----------
                                                                                                       17,307
                                                                                                   ----------
             Total Consumer, Non-cyclical                                                              73,505
                                                                                                   ----------
             ENERGY (1.5%)
             -------------
             OIL & GAS (1.2%)
    17,214   Chevron Corp.                                                                              2,142
    44,450   ConocoPhillips                                                                             2,712
    33,400   Exxon Mobil Corp.                                                                          2,559
    12,180   HollyFrontier Corp.                                                                          564
    16,130   Marathon Petroleum Corp.                                                                     901
    22,350   Occidental Petroleum Corp.                                                                 1,124
    13,920   Phillips 66                                                                                1,302
    14,950   Valero Energy Corp.                                                                        1,280
                                                                                                   ----------
                                                                                                       12,584
                                                                                                   ----------
             PIPELINES (0.3%)
    33,810   Kinder Morgan, Inc.                                                                          706
    17,880   ONEOK, Inc.                                                                                1,230
    40,720   Plains GP Holdings, LP "A"(a)                                                              1,017
                                                                                                   ----------
                                                                                                        2,953
                                                                                                   ----------
             Total Energy                                                                              15,537
                                                                                                   ----------
             FINANCIAL (6.4%)
             ----------------
             BANKS (1.5%)
    38,880   Bank of America Corp.                                                                      1,127
    22,450   Bank of New York Mellon Corp.                                                                991
    42,700   BB&T Corp.                                                                                 2,098
     9,570   CIT Group, Inc.                                                                              503
    27,120   Citigroup, Inc.                                                                            1,899
    44,690   Fifth Third Bancorp                                                                        1,247
   121,480   Huntington Bancshares, Inc.                                                                1,679
    18,930   J.P. Morgan Chase & Co.                                                                    2,116
    20,440   KeyCorp.                                                                                     363

================================================================================

8  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
     3,930   Northern Trust Corp.                                                                  $      354
    13,110   PNC Financial Services Group, Inc.                                                         1,800
    43,850   Regions Financial Corp.                                                                      655
    11,840   U.S. Bancorp.                                                                                620
    17,330   Zions Bancorp                                                                                797
                                                                                                   ----------
                                                                                                       16,249
                                                                                                   ----------
             DIVERSIFIED FINANCIAL SERVICES (1.2%)
     4,120   Alliance Data Systems Corp.                                                                  577
    38,390   Ally Financial, Inc.                                                                       1,190
    12,020   American Express Co.                                                                       1,484
     5,450   Capital One Financial Corp.                                                                  494
     4,840   Discover Financial Services                                                                  376
    11,670   Franklin Resources, Inc.                                                                     406
     4,870   Mastercard, Inc. "A"                                                                       1,288
    18,750   SEI Investments Co.                                                                        1,052
    40,000   Synchrony Financial                                                                        1,387
    11,130   Visa, Inc. "A"                                                                             1,932
   124,410   Western Union Co.                                                                          2,474
                                                                                                   ----------
                                                                                                       12,660
                                                                                                   ----------
             INSURANCE (1.9%)
    51,372   Aflac, Inc.                                                                                2,816
    18,357   Allstate Corp.                                                                             1,867
     3,560   Aon plc                                                                                      687
    72,420   Arch Capital Group Ltd.(a)                                                                 2,685
     1,550   Berkshire Hathaway, Inc. "B"(a)                                                              330
    29,300   Fidelity National Financial, Inc.                                                          1,181
    48,289   Loews Corp.                                                                                2,640
     8,680   MetLife, Inc.                                                                                431
     7,360   Principal Financial Group, Inc.                                                              426
    25,280   Progressive Corp.                                                                          2,021
     3,820   Prudential Financial, Inc.                                                                   386
     7,854   Reinsurance Group of America, Inc.                                                         1,225
    27,620   Torchmark Corp.                                                                            2,471
     6,617   Travelers Companies, Inc.                                                                    989
                                                                                                   ----------
                                                                                                       20,155
                                                                                                   ----------
             REAL ESTATE (0.1%)
    18,500   CBRE Group, Inc. "A"(a)                                                                      949
     3,360   Jones Lang LaSalle, Inc.                                                                     473
                                                                                                   ----------
                                                                                                        1,422
                                                                                                   ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             REITS (1.7%)
     8,060   American Tower Corp.                                                                  $    1,648
    12,360   AvalonBay Communities, Inc.                                                                2,511
     5,180   Boston Properties, Inc.                                                                      668
    26,460   Equity Residential                                                                         2,009
     5,860   Extra Space Storage, Inc.                                                                    622
    16,800   HCP, Inc.                                                                                    537
    28,090   Kimco Realty Corp.                                                                           519
    31,783   Liberty Property Trust                                                                     1,591
     5,710   Public Storage                                                                             1,360
     7,910   Simon Property Group, Inc.                                                                 1,264
    54,070   UDR, Inc.                                                                                  2,427
    12,450   Ventas, Inc.                                                                                 851
   162,050   VEREIT, Inc.                                                                               1,460
     4,700   Welltower, Inc.                                                                              383
                                                                                                   ----------
                                                                                                       17,850
                                                                                                   ----------
             Total Financial                                                                           68,336
                                                                                                   ----------
             INDUSTRIAL (1.8%)
             -----------------
             AEROSPACE/DEFENSE (0.4%)
     1,610   Boeing Co.                                                                                   586
     7,310   Lockheed Martin Corp.                                                                      2,657
    11,940   Spirit AeroSystems Holdings, Inc. "A"                                                        972
                                                                                                   ----------
                                                                                                        4,215
                                                                                                   ----------
             BUILDING MATERIALS (0.1%)
    10,340   Owens Corning                                                                                602
                                                                                                   ----------
             ELECTRONICS (0.6%)
     8,640   Allegion plc                                                                                 955
    12,020   Amphenol Corp. "A"                                                                         1,153
     6,670   Arrow Electronics, Inc.(a)                                                                   475
    11,570   Garmin Ltd.                                                                                  923
     5,430   Honeywell International, Inc.                                                                948
       710   Mettler-Toledo International, Inc.(a)                                                        597
     8,640   TE Connectivity Ltd.                                                                         828
     1,980   Waters Corp.(a)                                                                              426
                                                                                                   ----------
                                                                                                        6,305
                                                                                                   ----------
             ENVIRONMENTAL CONTROL (0.1%)
    12,627   Waste Management, Inc.                                                                     1,457
                                                                                                   ----------
             MACHINERY-CONSTRUCTION & MINING (0.0%)
     4,310   Caterpillar, Inc.                                                                            587
                                                                                                   ----------

================================================================================

10  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             MISCELLANEOUS MANUFACTURERS (0.2%)
     4,080   3M Co.                                                                                $      707
     4,220   Illinois Tool Works, Inc.                                                                    637
     3,090   Ingersoll-Rand plc                                                                           391
                                                                                                   ----------
                                                                                                        1,735
                                                                                                   ----------
             SHIPBUILDING (0.1%)
     3,902   Huntington Ingalls Industries, Inc.                                                          877
                                                                                                   ----------
             TRANSPORTATION (0.3%)
     3,920   CH Robinson Worldwide, Inc.                                                                  331
     6,450   CSX Corp.                                                                                    499
     5,110   Expeditors International of Washington, Inc.                                                 388
     2,820   Norfolk Southern Corp.                                                                       562
     3,190   Union Pacific Corp.                                                                          539
     6,910   United Parcel Service, Inc. "B"                                                              714
                                                                                                   ----------
                                                                                                        3,033
                                                                                                   ----------
             Total Industrial                                                                          18,811
                                                                                                   ----------
             TECHNOLOGY (3.8%)
             -----------------
             COMPUTERS (1.0%)
    13,720   Accenture plc "A"                                                                          2,535
     9,290   Apple, Inc.                                                                                1,839
    21,370   Cognizant Technology Solutions Corp. "A"                                                   1,355
    46,700   Hewlett Packard Enterprise Co.                                                               698
    11,120   International Business Machines Corp.                                                      1,533
    11,620   Leidos Holdings, Inc.                                                                        928
     5,610   NetApp, Inc.                                                                                 346
    18,910   Seagate Technology plc                                                                       891
    12,810   Western Digital Corp.                                                                        609
                                                                                                   ----------
                                                                                                       10,734
                                                                                                   ----------
             OFFICE/BUSINESS EQUIPMENT (0.1%)
    17,190   Xerox Corp.                                                                                  609
                                                                                                   ----------
             SEMICONDUCTORS (0.7%)
     8,390   Applied Materials, Inc.                                                                      377
    25,400   Intel Corp.                                                                                1,216
     3,400   KLA-Tencor Corp.                                                                             402
     2,730   Lam Research Corp.                                                                           513
     7,220   Maxim Integrated Products, Inc.                                                              432
    22,170   Micron Technology, Inc.(a)                                                                   855
     3,050   NVIDIA Corp.                                                                                 501
     7,440   QUALCOMM, Inc.                                                                               566
     4,250   Skyworks Solutions, Inc.                                                                     328

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    14,720   Texas Instruments, Inc.                                                               $    1,689
     5,520   Xilinx, Inc.                                                                                 651
                                                                                                   ----------
                                                                                                        7,530
                                                                                                   ----------
             SOFTWARE (2.0%)
     1,680   Adobe, Inc.(a)                                                                               495
    15,520   Cadence Design Systems, Inc.(a)                                                            1,099
     5,450   Cerner Corp.                                                                                 399
     1,492   Covetrus, Inc.(a)                                                                             37
     5,230   Electronic Arts, Inc.(a)                                                                     530
    20,200   Fiserv, Inc.(a)                                                                            1,841
     7,910   Intuit, Inc.                                                                               2,067
    14,920   Jack Henry & Associates, Inc.                                                              1,998
    34,310   Microsoft Corp.                                                                            4,596
     2,490   MSCI, Inc.                                                                                   595
     7,050   Oracle Corp.                                                                                 402
    38,100   Paychex, Inc.                                                                              3,135
    13,800   Red Hat, Inc.(a)                                                                           2,591
     4,610   Veeva Systems, Inc. "A"(a)                                                                   747
     5,060   VMware, Inc. "A"                                                                             846
                                                                                                   ----------
                                                                                                       21,378
                                                                                                   ----------
             Total Technology                                                                          40,251
                                                                                                   ----------
             UTILITIES (1.8%)
             ----------------
             ELECTRIC (1.8%)
    46,730   AES Corp.                                                                                    783
    33,550   Ameren Corp.                                                                               2,520
    11,750   American Electric Power Co., Inc.                                                          1,034
    37,880   CMS Energy Corp.                                                                           2,194
     2,730   Dominion Energy, Inc.                                                                        211
    17,970   DTE Energy Co.                                                                             2,298
    17,920   Duke Energy Corp.                                                                          1,581
    42,320   Exelon Corp.                                                                               2,029
     2,690   NextEra Energy, Inc.                                                                         551
    19,845   Pinnacle West Capital Corp.                                                                1,867
    13,760   PPL Corp.                                                                                    427
    32,260   Southern Co.                                                                               1,783
    19,280   WEC Energy Group, Inc.                                                                     1,608
                                                                                                   ----------
             Total Utilities                                                                           18,886
                                                                                                   ----------
             Total Common Stocks (cost: $286,982)                                                     313,818
                                                                                                   ----------

             EXCHANGE-TRADED FUNDS (24.2%)
    75,000   Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF                                         4,408
    67,410   Invesco FTSE RAFI U.S. 1000 ETF                                                            7,863

================================================================================

12  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
   189,230   iShares Core S&P 500 ETF                                                              $   55,776
 1,163,700   iShares Edge MSCI Min Vol USA ETF(b)                                                      71,835
   185,450   iShares Edge MSCI USA Momentum Factor ETF                                                 21,994
   349,830   iShares Edge MSCI USA Quality Factor ETF                                                  31,999
   325,000   iShares Edge MSCI USA Size Factor ETF                                                     29,575
   115,100   iShares Edge MSCI USA Value Factor ETF                                                     9,345
   586,430   Schwab Fundamental U.S. Large Co. Index ETF(b)                                            22,935
                                                                                                   ----------
             Total Exchange-Traded Funds (cost: $220,434)                                             255,730
                                                                                                   ----------

             INTERNATIONAL EXCHANGE-TRADED FUNDS (44.3%)
    72,200   Goldman Sachs ActiveBeta Emerging Markets Equity ETF                                       2,373
   120,000   Goldman Sachs ActiveBeta International Equity ETF                                          3,442
   883,218   Invesco FTSE RAFI Developed Markets ex-US ETF(b)                                          35,885
 1,017,200   Invesco FTSE RAFI Emerging Markets ETF                                                    21,972
   580,100   iShares Core MSCI EAFE ETF                                                                35,618
   274,800   iShares Core MSCI Emerging Markets ETF                                                    14,136
 1,996,200   iShares Edge MSCI Min Vol EAFE ETF                                                       145,004
   769,300   iShares Edge MSCI Min Vol Emerging Markets ETF                                            45,281
    60,700   JPMorgan Diversified Return Emerging Markets Equity ETF                                    3,376
 1,045,700   Schwab Fundamental Emerging Markets Large Company Index ETF                               30,053
 1,572,900   Schwab Fundamental International Large Company Index ETF(b)                               43,821
   638,100   Schwab Fundamental International Small Company Index ETF                                  19,922
    54,300   USAA MSCI Emerging Markets Value Momentum Blend Index ETF(c)                               2,428
    53,100   USAA MSCI International Value Momentum Blend Index ETF(c)                                  2,402
 1,466,010   Vanguard FTSE Developed Markets ETF                                                       61,147
    48,000   Vanguard FTSE Emerging Markets ETF                                                         2,041
                                                                                                   ----------
             Total International Exchange-Traded Funds (cost: $442,002)                               468,901
                                                                                                   ----------
             Total Equity Securities (cost: $949,418)                                               1,038,449
                                                                                                   ----------

             MONEY MARKET INSTRUMENTS (1.8%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.8%)
18,586,748   State Street Institutional Treasury Money Market Fund
               Premier Class, 2.17%(d) (cost: $18,587)                                                 18,587
                                                                                                   ----------

             SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.3%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
 3,699,150   HSBC U.S. Government Money Market Fund Class I, 2.27%(d)
               (cost: $3,699)                                                                           3,699
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $971,704)                                                    $1,060,735
                                                                                                   ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                      NOTIONAL         MARKET
NUMBER OF                                        EXERCISE        EXPIRATION            AMOUNT           VALUE
CONTRACTS      DESCRIPTION                        PRICE             DATE               (000)            (000)
-------------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.1%)
         34    Put - S&P 500 Index                $2,600          9/20/2019          USD  10,002         $ 50
         54    Put - S&P 500 Index                 2,600         12/20/2019          USD  15,885          203
        100    Put - S&P 500 Index                 2,550         12/20/2019          USD  29,418          318
         90    Put - S&P 500 Index                 2,575          1/17/2020          USD  26,476          362
                                                                                                         ----

               TOTAL PURCHASED OPTIONS (COST: $1,505)                                                    $933
                                                                                                         ====

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                  VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
ASSETS                                               LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                   $  313,818               $-               $-     $  313,818
  Exchange-Traded Funds                              255,730                -                -        255,730
  International Exchange-Traded Funds                468,901                -                -        468,901

Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                      18,587                -                -         18,587

Short-Term Investment Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                                       3,699                -                -          3,699

Options:
  Put Options Purchased                                  933                -                -            933
-------------------------------------------------------------------------------------------------------------
Total                                             $1,061,668               $-               $-     $1,061,668
-------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

14  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.4% of net assets at June 30, 2019.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) Non-income-producing security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

    (b) The security, or a portion thereof, was out on loan as of June 30, 2019.

    (c) Investment in affiliated exchange-traded fund.

    (d) Rate represents the money market fund annualized seven-day yield at June 30, 2019.

See accompanying notes to financial statements.

================================================================================

16  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
       on loan of $3,618) (cost of $966,041)                                                       $1,055,905
   Investments in affiliated underlying funds, at market value (cost of $5,663)                         4,830
   Purchased options, at market value (cost of $1,505)                                                    933
   Cash                                                                                                     4
   Cash denominated in foreign currencies (identified cost of $7)                                           7
   Receivables:
      Capital shares sold                                                                                  11
      USAA Asset Management Company (Note 7)                                                               80
      Dividends and interest                                                                            1,273
      Other                                                                                                 5
                                                                                                   ----------
          Total assets                                                                              1,063,048
                                                                                                   ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                  3,699
   Accrued management fees                                                                                513
   Accrued transfer agent's fees                                                                            1
   Other accrued expenses and payables                                                                     80
                                                                                                   ----------
          Total liabilities                                                                             4,293
                                                                                                   ----------
                 Net assets applicable to capital shares outstanding                               $1,058,755
                                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                 $  958,044
   Distributable earnings                                                                             100,711
                                                                                                   ----------
                 Net assets applicable to capital shares outstanding                               $1,058,755
                                                                                                   ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $11,410/1,067 capital shares outstanding,
          no par value)                                                                            $    10.69
                                                                                                   ==========
      Institutional Shares (net assets of $1,047,345/96,797 capital shares
          outstanding, no par value)                                                               $    10.82
                                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends from affiliated investments                                                   $     44
   Dividends from unaffiliated investments                                                   12,445
   Interest                                                                                     520
   Securities lending (net)                                                                     156
                                                                                           --------
      Total income                                                                           13,165
                                                                                           --------
EXPENSES
   Management fees                                                                            3,033
   Administration and servicing fees:
      Fund Shares                                                                                 8
      Institutional Shares                                                                      250
   Transfer agent's fees:
      Fund Shares                                                                                 8
      Institutional Shares                                                                      250
   Custody and accounting fees:
      Fund Shares                                                                                 2
      Institutional Shares                                                                      104
   Postage:
      Fund Shares                                                                                 1
   Shareholder reporting fees:
      Fund Shares                                                                                 3
      Institutional Shares                                                                        1
   Trustees' fees                                                                                17
   Registration fees:
      Fund Shares                                                                                20
      Institutional Shares                                                                       20
   Professional fees                                                                             57
   Other                                                                                         10
                                                                                           --------
          Total expenses                                                                      3,784
   Expenses reimbursed:
      Fund Shares                                                                               (27)
      Institutional Shares                                                                     (213)
                                                                                           --------
          Net expenses                                                                        3,544
                                                                                           --------
NET INVESTMENT INCOME                                                                         9,621
                                                                                           --------

================================================================================

18  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                                          $    762
      Foreign currency transactions                                                              (6)
      Options                                                                                (1,514)
      Futures transactions                                                                    3,821
   Change in net unrealized appreciation/(depreciation) of:
      Unaffiliated investments                                                              116,807
      Affiliated investments (Note 9)                                                           319
      Foreign currency translations                                                               3
      Options                                                                                (1,704)
      Futures contracts                                                                       2,236
                                                                                           --------
          Net realized and unrealized gain                                                  120,724
                                                                                           --------
   Increase in net assets resulting from operations                                        $130,345
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited), and year ended December 31,
2018

-------------------------------------------------------------------------------------------------------------

                                                                                  6/30/2019        12/31/2018
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                         $    9,621         $  16,607
   Net realized gain on investments                                                     762            17,240
   Net realized gain (loss) on foreign currency transactions                             (6)              140
   Net realized loss on options                                                      (1,514)             (422)
   Net realized gain (loss) on futures transactions                                   3,821            (6,512)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                   117,126          (116,766)
      Options                                                                        (1,704)            1,533
      Foreign currency translations                                                       3               (11)
      Futures contracts                                                               2,236            (2,199)
                                                                                 ----------------------------
   Increase (decrease) in net assets resulting from operations                      130,345           (90,390)
                                                                                 ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                                            -              (443)
   Institutional Shares                                                                   -           (39,886)
                                                                                 ----------------------------
   Distributions to shareholders                                                          -           (40,329)
                                                                                 ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                         (227)              424
   Institutional Shares                                                              (3,802)          227,261
                                                                                 ----------------------------
      Total net increase (decrease) in net assets from capital
         share transactions                                                          (4,029)          227,685
                                                                                 ----------------------------
   Net increase in net assets                                                       126,316            96,966

NET ASSETS
   Beginning of period                                                              932,439           835,473
                                                                                 ----------------------------
   End of period                                                                 $1,058,755         $ 932,439
                                                                                 ============================

See accompanying notes to financial statements.

================================================================================

20  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Global Managed Volatility Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the
Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John
C. Walters, to serve as an Independent Trustee. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they

================================================================================

22  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

        trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of

================================================================================

24  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

        quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2019, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and

================================================================================

26  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

    equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's Statement of Assets and Liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2019* (IN THOUSANDS)

                                              ASSET DERIVATIVES
---------------------------------------------------------------------------------------------------
                          STATEMENT OF
DERIVATIVES NOT           ASSETS AND                                            FOREIGN
ACCOUNTED FOR AS          LIABILITIES         INTEREST RATE      EQUITY         EXCHANGE
HEDGING INSTRUMENTS       LOCATION            CONTRACTS          CONTRACTS      CONTRACTS     TOTAL
---------------------------------------------------------------------------------------------------
USAA Global               Purchased               $-              $933**           $-          $933
  Managed Volatility      options,
  Fund                    at market value
---------------------------------------------------------------------------------------------------

     *For open derivative instruments as of June 30, 2019, see the Portfolio of
      Investments.
    **Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 (IN THOUSANDS)

                                           NET REALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------
DERIVATIVES NOT           STATEMENT OF                                          FOREIGN
ACCOUNTED FOR AS          OPERATIONS          INTEREST RATE      EQUITY         EXCHANGE
HEDGING INSTRUMENTS       LOCATION            CONTRACTS          CONTRACTS      CONTRACTS     TOTAL
---------------------------------------------------------------------------------------------------
USAA Global               Net realized gain       $-              $2,307           $-        $2,307
  Managed Volatility      (loss) on Options
  Fund                    and Futures
                          transactions
---------------------------------------------------------------------------------------------------

================================================================================

28  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

                       NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
---------------------------------------------------------------------------------------------------

DERIVATIVES NOT           STATEMENT OF                                          FOREIGN
ACCOUNTED FOR AS          OPERATIONS          INTEREST RATE      EQUITY         EXCHANGE
HEDGING INSTRUMENTS       LOCATION            CONTRACTS          CONTRACTS      CONTRACTS     TOTAL
---------------------------------------------------------------------------------------------------
USAA Global               Change in net           $-              $532             $-          $532
  Managed Volatility      unrealized
  Fund                    appreciation/
                          (depreciation)
                          of Options and
                          Futures contracts
---------------------------------------------------------------------------------------------------

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after

================================================================================

30  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

    the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended June 30, 2019, the Fund paid CAPCO facility fees of $4,000, which represents 1.2% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund deferred to January 1, 2019, post October capital losses of $1,697,000.

As of June 30, 2019, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                GROSS              GROSS          NET UNREALIZED
                              UNREALIZED         UNREALIZED        APPRECIATION/
FUND                         APPRECIATION       DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------
USAA Global Managed
  Volatility Fund             $98,345,000        $9,314,000        $89,031,000

================================================================================

32  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2019, were $207,962,000 and $195,298,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                    NON-CASH COLLATERAL              CASH COLLATERAL
--------------------------------------------------------------------------------
    $3,618,000                          $-                          $3,699,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

 (6) CAPITAL SHARE TRANSACTIONS

At June 30, 2019, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                               SIX-MONTH PERIOD ENDED              YEAR ENDED
                                                    JUNE 30, 2019              DECEMBER 31, 2018
                                              ----------------------------------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                              ----------------------------------------------------
    FUND SHARES:
    Shares sold                                    94        $   968            329       $  3,541
    Shares issued from reinvested
      dividends                                     -              -             46            443
    Shares redeemed                              (116)        (1,195)          (338)        (3,560)
                                                 -------------------------------------------------
    Net increase (decrease) from capital
      share transactions                          (22)       $  (227)            37       $    424
                                                 =================================================
    INSTITUTIONAL SHARES:
    Shares sold                                   400        $ 4,019         18,307       $200,895
    Shares issued from reinvested
      dividends                                     -              -          4,082         39,886
    Shares redeemed                              (737)        (7,821)        (1,295)       (13,520)
                                                 -------------------------------------------------
    Net increase (decrease) from capital
      share transactions                         (337)       $(3,802)        21,094       $227,261
                                                 =================================================

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of

================================================================================

34 | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

the Fund's assets. For the six-month period ended June 30, 2019, the Fund had no subadviser(s).

The Fund's management fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. For the six-month period ended June 30, 2019, the Fund incurred management fees, paid or payable to the Manager, of $3,033,000.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) (ETFs). The Fund's management fee is reimbursed by the Manager to the extent of the indirect management fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the six-month period ended June 30, 2019, the Fund's management fee was reimbursed by the Manager in an amount of $5,000, of which $1,000 was receivable from the Manager. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets of the Fund Shares, and 0.05% of average daily net assets of the Institutional Shares. For the six-month period ended June 30, 2019, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $8,000 and $250,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2019, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

EXPENSE LIMITATION - The Manager agreed, through April 30, 2020, to limit the total annual operating expenses of the Fund Shares and Institutional Shares to 0.90%, and 0.70%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

and to reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2020, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2019, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $27,000 and $213,000, respectively, of which $80,000 was receivable from the Manager, which includes affiliated ETF(s) management expenses and receivable.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average daily net assets plus out-of-pocket expenses. For the six-month period ended June 30, 2019, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $8,000 and $250,000, respectively. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 16 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual or semiannual reports may be viewed at usaa.com. As of

================================================================================

36  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

June 30, 2019, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Target Retirement Income                                                 3.1
Target Retirement 2020                                                   8.4
Target Retirement 2030                                                  26.7
Target Retirement 2040                                                  36.0
Target Retirement 2050                                                  21.9
Target Retirement 2060                                                   2.8

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(9) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the affiliated USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the affiliated USAA Funds' net assets. The affiliated funds' annual or semiannual reports may be viewed at usaa.com. At June 30, 2019, the Fund owned the following percentages of the total outstanding shares of each of USAA Funds:

    AFFILIATED USAA FUND                                             OWNERSHIP %
    ----------------------------------------------------------------------------
    MSCI Emerging Markets Value Momentum Blend Index ETF                1.3
    MSCI International Value Momentum Blend Index ETF                   0.7

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended June 30, 2019:

                                                                                           CHANGE
                                                                                           IN NET
($ IN 000s)                                              REALIZED      CAPITAL           UNREALIZED
AFFILIATED         PURCHASE      SALES      DIVIDEND       GAIN          GAIN           APPRECIATION/       MARKET VALUE
USAA FUND           COST(a)     PROCEEDS     INCOME       (LOSS)     DISTRIBUTIONS      DEPRECIATION     12/31/18    6/30/19
----------------------------------------------------------------------------------------------------------------------------
MSCI
  Emerging
  Markets
  Value
  Momentum
  Blend
  Index ETF          $502          $-         $ 6          $-              $-                $119         $1,807      $2,428
MSCI
  International
  Value
  Momentum
  Blend
  Index ETF             -           -          38           -               -                 200          2,202       2,402
----------------------------------------------------------------------------------------------------------------------------
TOTAL                $502          $-         $44          $-              $-                $319         $4,009      $4,830
----------------------------------------------------------------------------------------------------------------------------

(a)Includes reinvestment of distributions from dividend income and realized gains.

(10) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager has determined there is no significant impact on the Fund's financial statements and various filings.

================================================================================

38  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

(11) RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

ASU 2018-13, FAIR VALUE MEASUREMENT
-----------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of ASU 2018-13 guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value, and transfers between levels of the fair value hierarchy.

(12) SUBSEQUENT EVENT NOTE

As previously announced, and as discussed in Note 1 to the Financial Statements, effective July 1, 2019, AMCO, the prior investment adviser to the Fund, and SAS, the prior transfer agent to the Fund, were acquired by Victory Holdings. PLEASE SEE THE SUPPLEMENT DATED JULY 1, 2019 TO THE FUND'S PROSPECTUS FOR ADDITIONAL IMPORTANT INFORMATION.

Effective July 1, 2019, Victory Capital is the new investment adviser and administrator to the USAA Mutual Funds; SAS was renamed Victory Capital Transfer Agency, Inc.; Victory Capital Advisers, Inc. is the new distributor to the USAA Mutual Funds; Citi Fund Services of Ohio, Inc. serves as sub-administrator and sub-fund accountant for the USAA Mutual Funds; and FIS Investor Services LLC serve as sub-transfer agent and dividend disbursing agent for the USAA Mutual Funds. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, Victory Capital added new portfolio managers from one or more investment teams employed by Victory Capital to serve as additional portfolio managers, or replace current portfolio managers, to manage all or a portion of the Fund according to each team's own investment process.

Effective July 1, 2019, under the investment advisory agreement with Victory Capital, which took effect on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Effective July 1, 2019, the line of credit (as discussed in the Notes to the Financial Statements in this semiannual report) among the Trust, with respect to its Funds, and CAPCO terminated; the Trust, with respect to its Funds, along with series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, entered into a 364 day committed credit facility and a 364 day uncommitted, demand credit facility with Citibank, N.A. (Citibank). Each such credit facility may be renewed if so agreed by the parties. Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

================================================================================

40  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2017 (the IFL Order), permitting the establishment and operation of an Interfund Lending Facility (the Facility). The Facility allows each Fund to directly lend and borrow money to or from certain other affiliated Funds relying upon the IFL Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the IFL Order, by averaging the current repurchase agreement rate and the current bank loan rate.

Effective July 1, 2019, the Trust entered into an Agreement to Provide Compliance ("Compliance Agreement") with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. This agreement replaces an arrangement in place with AMCO previously.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                      JUNE 30,                            YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------
                                       2019           2018           2017         2016          2015          2014
                                    ------------------------------------------------------------------------------
Net asset value at
  beginning of period               $  9.39        $ 10.73        $  9.03      $  8.59       $  8.97       $ 11.14
                                    ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income.                .04            .25            .13(a)       .13(a)        .10(a)        .17(a)
  Net realized and
    unrealized gain (loss)             1.26          (1.18)          1.76(a)       .42(a)       (.40)(a)      (.37)(a)
                                    ------------------------------------------------------------------------------
Total from investment
  operations                           1.30           (.93)          1.89(a)       .55(a)       (.30)(a)      (.20)(a)
                                    ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   -           (.15)          (.14)        (.11)         (.08)         (.84)
  Realized capital gains                  -           (.26)          (.05)           -             -         (1.13)
                                    ------------------------------------------------------------------------------
Total distributions                       -           (.41)          (.19)        (.11)         (.08)        (1.97)
                                    ------------------------------------------------------------------------------
Net asset value at
  end of period                     $ 10.69        $  9.39        $ 10.73      $  9.03       $  8.59       $  8.97
                                    ==============================================================================
Total return (%)*                     13.84          (8.78)         20.95         6.39         (3.28)        (2.02)
Net assets at end
  of period (000)                   $11,410        $10,229        $11,284      $13,964       $15,911       $23,300
Ratios to average daily
  net assets:**
  Expenses (%)(b)                       .90(c)         .90            .90          .89           .90(d)       1.07(e)
  Expenses, excluding
    reimbursements (%)(b)              1.39(c)        1.18           1.09         1.13          1.15          1.25
  Net investment income (%)            1.71(c)        1.57           1.30         1.48          1.14          1.60
Portfolio turnover (%)                   20             35             48(f)         9            16(g)        147(h)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $11,007,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average daily net assets.
(e) Effective November 24, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.10% of the Fund Shares' average daily net assets.
(f) Reflects increase trading activity due to large shareholder inflows.
(g) Reflects a return to normal trading levels after a prior year transition.
(h) Reflects increased trading activity due to large shareholder redemptions.

================================================================================

42  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                    JUNE 30,                            YEAR ENDED DECEMBER 31,
                                --------------------------------------------------------------------------------
                                      2019           2018         2017          2016          2015          2014
                                --------------------------------------------------------------------------------
Net asset value at
  beginning of period.          $     9.49       $  10.84     $   9.12      $   8.69      $   9.08       $ 11.16
                                --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                .10            .16          .18(a)        .16(a)        .14(a)        .20(a)
  Net realized and
    unrealized gain (loss)            1.23          (1.08)        1.76(a)        .40(a)       (.44)(a)      (.33)(a)
                                --------------------------------------------------------------------------------
Total from investment
  operations                          1.33           (.92)        1.94(a)        .56(a)       (.30)(a)      (.13)(a)
                                --------------------------------------------------------------------------------
Less distributions from:
  Net investment income.                 -           (.17)        (.17)         (.13)         (.09)         (.82)
  Realized capital gains                 -           (.26)        (.05)            -             -         (1.13)
                                --------------------------------------------------------------------------------
Total distributions                      -           (.43)        (.22)         (.13)         (.09)        (1.95)
                                --------------------------------------------------------------------------------
Net asset value at
  end of period                 $    10.82       $   9.49     $  10.84      $   9.12      $   8.69       $  9.08
                                ================================================================================
Total return (%)*                    14.01          (8.61)       21.24          6.46         (3.27)        (1.39)
Net assets at
  end of period (000)           $1,047,345       $922,210     $824,189      $295,644      $189,078       $57,938
Ratios to average daily
  net assets:**
  Expenses (%)(b)                      .70(c)         .70          .72(d)        .78           .80           .87(e)
  Expenses, excluding
    reimbursements (%)(b)              .74(c)         .74          .76           .81           .88           .87
  Net investment income (%)           1.90(c)        1.87         1.79          1.85          1.61          1.76
Portfolio turnover (%)                  20             35           48(f)          9            16(g)        147(h)

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
** For the six-month period ended June 30, 2019, average daily net assets were $1,009,963,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to May 1, 2017, the Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average daily net assets. Reflects a return to normal trading levels after a prior year transition.
(e) Effective November 24, 2014, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.80% of the Institutional Shares' average daily net assets.
(f) Reflects increase trading activity due to large shareholder inflows.
(g) Reflects a return to normal trading levels after a prior year transition.
(h) Reflects increased trading activity due to large shareholder redemptions.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  43

================================================================================

EXPENSE EXAMPLE

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2019, through June 30, 2019.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of

================================================================================

44  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                  BEGINNING               ENDING               DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE          JANUARY 1, 2019 -
                                JANUARY 1, 2019        JUNE 30, 2019            JUNE 30, 2019
                                ---------------------------------------------------------------
FUND SHARES
Actual                            $1,000.00              $1,138.40                  $4.77

Hypothetical
 (5% return before expenses)       1,000.00               1,020.33                   4.51

INSTITUTIONAL SHARES
Actual                             1,000.00               1,140.10                   3.71

Hypothetical
 (5% return before expenses)       1,000.00               1,021.32                   3.51

*Expenses are equal to the annualized expense ratio of 0.90% for Fund Shares and 0.70% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 13.84% for Fund Shares and 14.01% Institutional Shares for the six-month period of January 1, 2019, through June 30, 2019.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND VICTORY CAPITAL MANAGEMENT INC.)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the (i) new investment advisory agreement between the Trust and Victory Capital and (ii) new investment subadvisory agreements between certain subadvisers and Victory Capital, which became effective on July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting held on January 15, 2019, the USAA Mutual Funds Trust's ("Trust") Board of Trustees ("Board"), including those Trustees who are not parties to any investment advisory or management agreement between USAA Asset Management Company ("AMCO") and the Trust ("Existing Management Agreements") or the new Investment Advisory Agreement between the Trust and Victory Capital Management Inc. ("Victory Capital") (the "New Advisory Agreement") or "interested persons" (as that term is defined in the Investment Company Act of 1940 Act, as amended ("1940 Act")) of such parties or the Trust (the "Independent Trustees"), considered and unanimously approved the New Advisory Agreement between the Trust, on behalf of each of its series (each a "Fund" and together the "Funds"), and Victory Capital, and, as applicable, new Investment Subadvisory Agreements between Victory Capital and each investment subadviser ("New Subadvisory Agreements," and together with the New Advisory Agreement, the "New Agreements"), as listed below. The Board also determined to recommend that shareholders of each Fund approve the New Advisory Agreement. Shareholder approval is not required for the New Subadvisory Agreements. The Independent Trustees reviewed the proposed approval of the New Agreements in private sessions with their independent legal counsel at which no representatives of Victory Capital or AMCO were present.

================================================================================

46  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

BACKGROUND FOR THE BOARD APPROVALS

At a telephonic meeting of the Board held on November 5, 2018, representatives of USAA and AMCO informed the Board that USAA's subsidiary, USAA Investment Corporation, would enter into a stock purchase agreement with Victory Capital Holdings, Inc. ("Victory Holdings") pursuant to which Victory Holdings would acquire all of the outstanding stock of AMCO and USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA Transfer Agent") (the "Transaction"). The Independent Trustees were advised that the Transaction, if completed, would constitute an "assignment" (as that term is defined in Section 2(a)(4) of the 1940 Act) and result in the automatic termination of the Existing Management Agreements ("Change of Control Event"). The Independent Trustees also were advised that it was proposed that Victory Capital, a subsidiary of Victory Holdings, would serve as the investment adviser to each Fund after the closing of the Transaction ("Post-Transaction") and that the Board would be asked to consider approval of the terms and conditions of the New Advisory Agreement with Victory Capital and thereafter to submit the New Advisory Agreement to each Fund's shareholders for approval. Because the Change of Control Event also would result in the termination of each existing subadvisory agreement between AMCO and the subadvisers to the Funds ("Existing Subadvisory Agreements"), the Independent Trustees were advised that the Board would also be asked to approve the New Subadvisory Agreements.

In anticipation of the Transaction, the Trustees met at a series of subsequent in-person meetings on November 27-28, 2018, January 7-8, 2019, and January 14-15, 2019, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of each Fund and its respective shareholders to approve the New Agreements; and the anticipated impacts of the Transaction on the Funds and their shareholders (each, a "Meeting"). During each of these Meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. In this connection, the Independent Trustees worked with their independent

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

legal counsel to prepare formal due diligence requests (the "Diligence Requests") that were submitted to Victory Capital, Victory Capital Advisers, Inc. ("VCA"), and the subadvisers. The Diligence Requests sought information relevant to the Board's consideration of the New Advisory Agreement, the New Subadvisory Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Funds and their shareholders. Victory Capital, VCA, and the subadvisers provided documents and information in response to the Diligence Requests (the "Response Materials"). Following their review of the Response Materials, the Independent Trustees submitted a supplemental due diligence request for additional and clarifying information (the "Supplemental Diligence Request") to Victory Capital and VCA. Victory Capital and VCA provided further information in response to the Supplemental Diligence Request, which the Board reviewed. Senior management representatives of Victory Capital and/or AMCO participated in a portion of each Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel and counsel to the Funds, who advised them on, among other things, their duties and obligations relating to their consideration of the New Agreements.

The Board's evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Management Agreements and Existing Subadvisory Agreements at an in-person meeting of the Board on April 18, 2018 (the "2018 15(c) Meeting") and at other subsequent Board meetings in 2018. The Board's evaluation of the New Agreements also reflected the knowledge gained as Board members of the Funds with respect to services provided by AMCO, its affiliates, and each subadviser to the Funds.

The Board's approvals and recommendations were based on its determination, within its business judgment, that it would be in the best interests of each Fund and its respective shareholders, for Victory Capital and, as applicable, the subadvisers, to provide investment advisory, investment subadvisory, and related services to the Funds, following the closing of the Transaction.

================================================================================

48 | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

FACTORS CONSIDERED IN APPROVING THE NEW ADVISORY AGREEMENT

In connection with the Board's consideration of the New Advisory Agreement, Victory Capital and AMCO advised the Board about a variety of matters, including the following:

   o The nature, extent, and quality of the services to be provided to the Funds by Victory Capital Post-Transaction are expected to be of at least the same level as the services currently provided to the Funds by AMCO.

   o Victory Capital's stated commitment to maintaining and enhancing the USAA member/USAA Fund shareholder experience, including creating a dedicated USAA Fund sales and client service call center that will provide ongoing client service and advice to existing and new USAA members.

   o Victory Capital proposes to: (1) replace the underlying indexes for the USAA Extended Market Index Fund and USAA S&P 500 Index Fund with indexes designed to provide shareholders with comparable exposure and investment outcomes; (2) change the USAA Extended Market Index Fund's and USAA S&P 500 Index Fund's investment objectives and strategies in light of the changes to their underlying indexes; and (3) change the name of the USAA S&P 500 Index Fund to the USAA 500 Index Fund.

   o Victory Capital does not propose changes to the investment objective(s) of any other Funds. Although the investment processes used by Victory Capital's portfolio managers may differ from those used by AMCO's portfolio managers or, if applicable, any subadviser's portfolio managers, such differences are not currently expected to result in changes to the principal investment strategies or principal investment risks of the Funds.

   o The New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees (except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment).

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

      For at least two years after the Transaction closes, Victory Capital has agreed to waive fees and/or reimburse expenses so that each Fund's annual expense ratio (excluding certain customary items) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to the Fund's advisory fee.

   o The portfolio managers at AMCO that manage the Fixed Income Funds(1) as well as the USAA's Global Multi-Asset team servicing the Cornerstone Funds(2), Target Retirement Funds(3), Global Managed Volatility Fund, Managed Allocation Fund, and Target Managed Allocation Fund, are expected to continue to do so Post-Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. Post-Transaction, the investment teams for the Funds, other than the Fixed Income Funds, will be replaced or augmented.

   o With the exception of the USAA S&P 500 Index Fund, USAA Extended Market Index Fund, and USAA Nasdaq-100 Index Fund, which will be advised by Victory Capital through its Victory Solutions platform, Victory Capital proposes that the same subadvisers be retained Post-Transaction, although Victory Capital may change the allocation to a particular subadviser Post-Transaction. No changes are expected to the portfolio managers of the subadvisers who will serve as subadvisers Post-Transaction.

(1)The Fixed Income Funds include the following Funds: California Bond Fund, Government Securities Fund, High Income Fund, Income Fund, Intermediate-Term Bond Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Long-Term Fund, New York Bond Fund, Short-Term Bond Fund, Tax Exempt Short-Term Fund, Ultra Short-Term Bond Fund, Virginia Bond Fund, Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Trust.

(2)The Cornerstone Funds include the following Funds: Cornerstone Aggressive Fund, Cornerstone Conservative Fund, Cornerstone Equity Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, and Cornerstone Moderately Conservative Fund.

(3)The Target Retirement Funds include the following Funds: Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and Target Retirement Income Fund.

================================================================================

50  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

   o VCA's distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale.

   o The experience of Victory Capital in acquiring and integrating investments in investment management companies and its plans to transition and integrate AMCO's and USAA Transfer Agent's businesses to Victory Capital. Victory Capital and USAA expect to enter into a transition services agreement under which USAA will continue to provide Victory Capital with certain services that are currently provided by USAA to AMCO and the USAA Transfer Agent for a specified period of time after the closing of the Transaction to assist Victory Capital in transitioning the USAA member distribution channel and member support services.

   o Pursuant to a transitional trademark license agreement with USAA, Victory Capital and the Funds will have a non-exclusive license, subject to certain restrictions and limitations, to continue using certain licensed marks including "USAA," "United Services Automobile Association," and the USAA Logo in connection with their asset management and transfer agency businesses for a period of three years following the closing of the Transaction, which agreement may thereafter be extended for an additional year.

   o The support expressed by the current senior management team at AMCO for the Transaction and AMCO's recommendation that the Board approve the New Agreements.

   o The commitments of Victory Capital and AMCO to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

In addition to the matters noted above, in their deliberations regarding approval of the New Advisory Agreement, the Board considered the factors discussed below, among others.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

THE NATURE, EXTENT, AND QUALITY OF SERVICES EXPECTED TO BE PROVIDED BY VICTORY CAPITAL - The Board considered information provided by Victory Capital regarding its investment philosophy, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition. The Board also considered the capabilities, resources, and personnel of Victory Capital, including senior and other personnel of AMCO who had been extended offers to join Victory Capital, in order to determine whether Victory Capital is capable of providing the same level of investment management services currently provided to each Fund, and also considered the transition and integration plans to move management of the Funds to Victory Capital. The Board recognized that the AMCO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course. The Board considered the resources and infrastructure that Victory Capital intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as Victory Capital's commitment to those programs. The Board also considered the resources that Victory Capital has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs. This review considered the resources available to Victory Capital to provide the services specified under the New Advisory Agreement. The Board considered Victory Capital's financial condition, including the financing of the Transaction, and noted that Victory Capital is expected to be able to provide a high level of service to the Funds and continuously invest and re-invest in its business.

The Board considered that, while it was proposed that Victory Capital would become the investment adviser to the Funds, the same portfolio managers at AMCO that manage the Fixed Income Funds, as well as USAA's Global Multi-Asset team servicing the Cornerstone Funds, Target Retirement Funds (including Target Managed Allocation Fund), Global Managed Volatility Fund, and Managed Allocation Fund, are expected to continue to do so after the Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. The Board determined that it had considered the qualifications of the portfolio managers at AMCO and the subadvisers at its 2018 15(c) Meeting. The Board considered the professional experience,

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52  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

education, affiliations and/or other credentials or qualifications of the anticipated portfolio managers at Victory Capital that would manage the Equity Funds(4), Cornerstone Funds, and Target Retirement Funds. The Board noted that the Equity Funds or portions of Equity Funds currently managed by AMCO would be replaced with portfolio managers from Victory Capital.

The Board considered that certain Funds would continue to operate in a manager-of-managers structure Post-Transaction. The Board considered that Victory Capital's experience in allocating assets to, and overseeing the advisory services of, its investment franchises and the Victory Solutions platform, was similar to AMCO's role in allocating assets to and overseeing the advisory services provided by the subadvisers.

The Board considered that the terms and conditions of the New Advisory Agreement are substantially similar to the terms and conditions of the Existing Management Agreements. The Board also considered that the New Subadvisory Agreements are substantially similar to the terms and conditions of the Existing Subadvisory Agreements and that no changes were proposed to the allocation of responsibilities as between Victory Capital and any subadviser, except to the extent that under the New Subadvisory Agreements each subadviser would be responsible for voting proxies with respect to assets allocated to that subadviser, while AMCO currently votes all Fund proxies. The Board considered that Victory Capital also would provide certain administrative, fund accounting, and shareholder servicing services under a separate administration agreement with the Funds. In this connection, the Board considered information on Victory Capital's use of third-party service providers to provide certain sub-administration and sub-accounting services to the Funds.

After review of these and other considerations, the Board concluded that Victory Capital will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by AMCO, and that these services are appropriate in nature and extent in light of the Funds' operations and investor needs.

(4)The Equity Funds include the following Funds: Aggressive Growth Fund, Growth & Income Fund, Income Stock Fund, Global Equity Income Fund, and Precious Metals and Minerals Fund.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

PERFORMANCE OF THE FUNDS - With respect to the performance of the Funds, the Board considered its review at the 2018 15(c) Meeting of peer group and benchmark investment performance comparison data relating to each Fund and, if applicable, each subadviser's performance record for similar accounts. The
Board considered that information reviewed at the 2018 15(c) Meeting may be more relevant for those Funds that would retain their current portfolio managers or subadvisers. With respect to the Funds whose portfolio managers would be replaced, the Board considered the performance of funds sponsored and managed by Victory Capital ("Victory Funds") with similar investment objectives and strategies managed by the portfolio managers who would manage the Funds. Based on information presented to the Board at the Meetings and its discussions with Victory Capital, the Board concluded that Victory Capital is capable of generating a level of long-term investment performance that is appropriate in light of each Fund's investment objectives, strategies and restrictions.

FEES TO BE PAID TO VICTORY CAPITAL AND EXPENSES OF THE FUNDS - The Board considered that it had reviewed each Fund's existing advisory fee rate and computation method for calculating such fees at the 2018 15(c) Meeting. The Board considered that the New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees, except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment and apply the resulting performance adjustment across each other class of shares of the Fund. The Board considered that the use of a single designated class to calculate the performance adjustment for each other class of shares of the Fund could mean that shareholders of a class other than the class used to measure the performance adjustment may pay a performance adjustment that is higher or lower than if the adjustment were calculated on a class by class basis, primarily due to the impact of differences in the fees and expenses between share classes on performance. The Board considered that the New Advisory Agreement stipulates that the period for measuring performance for calculating a Fund's performance adjustment begins on the date that Victory Capital begins managing the Fund; therefore, no performance adjustments will be made for the first twelve months of the New Advisory Agreement, consistent with applicable regulations. The Board also considered Victory Capital's contractual commitment under the expense limitation

================================================================================

54  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

agreement ("ELA") to waive fees and/or reimburse expenses for at least two years after the closing of the Transaction, so that each Fund's annual expense ratio (excluding acquired fund fees and expenses, any performance adjustment to a Fund's advisory fee, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to a Fund's advisory fee. The Board considered that the ELA permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment. The Board also considered that Victory Capital and AMCO had represented to the Board that they will use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an "unfair burden" on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Change of Control Event, for so long as the requirements of Section 15(f) of the 1940 Act apply. The Board also considered a comparison of the proposed advisory fees to be paid by each Fund to the advisory fees paid by funds and other accounts managed by Victory Capital deemed to be comparable to the Fund in terms of investment objectives and strategies. The Board considered that, with few exceptions, mostly involving weighted average fees for separate accounts, the advisory fees to be paid by the Funds were lower than the fees paid by these other funds and accounts. The Board concluded that the retention of Victory Capital was unlikely to impose an unfair burden on the Funds because, after the Transaction, none of AMCO, Victory Capital, VCA, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly
(i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Funds (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Funds or their shareholders for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to each Fund, that Victory Capital's advisory fee is fair and reasonable.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

THE EXTENT TO WHICH VICTORY CAPITAL MAY REALIZE ECONOMIES OF SCALE AS THE FUNDS GROW LARGER AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF FUND SHAREHOLDERS - The Board considered potential or anticipated economies of scale in relation to the services Victory Capital would provide to each Fund. The Board considered that the New Advisory Agreement includes the same advisory fee breakpoints for the same Funds as the Existing Advisory Agreements. The Board also considered that Victory Capital has contractually agreed to cap the Funds' annual operating expense ratios, pursuant to the ELA, which will remain in effect for at least two years from the closing of the Transaction, and may be extended. The Board also considered Victory Capital's representation that the significant increase in its assets under management Post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Board noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of investment advisory and administrative fees payable to Victory Capital, in the future.

THE PROFITS TO BE REALIZED BY VICTORY CAPITAL AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE TRUST - The Board considered the benefits Victory Capital and its affiliates may derive from their relationship with the Funds, including compensation to be paid to Victory Capital for the provision of certain administrative, fund accounting and shareholder services to the Funds and compensation to be paid to USAA Transfer Agent for the provision of transfer agency services to the Funds. The Board considered the significant investments Victory Capital expected to make to support and grow the USAA member channel and the costs to integrate the USAA Fund business into Victory Capital. The Board also considered Victory Capital's profitability report presented to the board of trustees of the Victory Funds in connection with their most recent 15(c) process. The Board considered Victory Capital's representation that the fully integrated USAA Fund business, including investments to support ongoing growth, was expected to have an overall marginally positive impact on Victory Capital's overall financial profitability. The Board noted the difficulty of accurately projecting profitability under the current circumstance and noted that it would have the opportunity to give further consideration to Victory Capital's profitability with respect to the Funds at the end of the initial two-year term of the New Advisory Agreement.

================================================================================

56  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

FALL-OUT AND OTHER BENEFITS TO VICTORY CAPITAL AND ITS AFFILIATES - The Board considered the possible fall-out benefits and other types of benefits that may accrue to Victory Capital and its affiliates. The Board noted that the Transaction provides Victory Capital and its affiliates the opportunity to deliver investment products and services to USAA's direct member-based channel. The Board also considered that Victory Capital may derive reputational and other benefits from its ability to use "USAA" and related names in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Victory Capital's assets under management and expand Victory Capital's investment capabilities. This increased size and diversification could facilitate Victory Capital's continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. Victory Capital also would be able to use trading commission credits from the Funds' transactions in securities to "purchase" third party research and execution services to support its investment process. Based on its review, the Board determined that any "fall-out" benefits and other types of benefits that may accrue to Victory Capital are fair and reasonable.

CONCLUSIONS - Based on the foregoing and other relevant considerations, at the Meeting of the Board held on January 15, 2019, the Board, including a majority of the Independent Trustees, acting within its business judgment, (1) concluded that the terms of the New Advisory Agreement are fair and reasonable and that approval of the New Advisory Agreement is in the best interests of each Fund and its respective shareholders, (2) voted to approve the New Advisory Agreement, and (3) voted to recommend approval of the New Advisory Agreement by shareholders of the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis and its determinations were made separately in respect of each Fund. The Board noted some factors may have been more or less important with respect to any particular Fund and that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Advisory Agreement and to recommend approval of the New Advisory Agreement by shareholders of the Funds.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND THE MANAGER)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the continuation of the
(i) investment advisory agreement between the Trust and AMCO and (ii) investment subadvisory agreements between certain subadvisers and AMCO, which were effective until July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting of the Board of Trustees (the Board) held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.(1)

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding

(1)At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, upon the closing of the transaction whereby the Manager acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager and the Sub-advisory Agreement with the Subadviser terminated and the new investment advisory agreement between the Trust and Victory Capital went into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are discussed above. Effective June 30, 2019, the Subadviser no longer manages any portion of the Fund.

================================================================================

58  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

================================================================================

60  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type (in this case, other funds-of-funds that invest in unaffiliated exchange traded funds with front-end loads and no sales loads), comparability of investment objective and classification, sales load type, asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all funds-of-funds with front-end loads and no-loads that invest in unaffiliated exchange traded funds with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services as well as any fee waivers and reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including underlying expenses and after any reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2018, was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2018, and was above the average of its performance universe and below its Lipper index for the five-year period ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and five-year periods ended December 31, 2018, and was in the top 20% of its performance universe for the three-year period ended December 31, 2018.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board took

================================================================================

62  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  63

================================================================================

AS OF JULY 1, 2019
TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Jefferson C. Boyce
                                      Dawn M. Hawley
                                      Paul L. McNamara
                                      Richard Y. Newton III
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      David C. Brown
                                      John C. Walters
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     Victory Capital Management Inc.
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       Victory Capital Advisers, Inc.
DISTRIBUTOR                           4900 Tiedeman Road
                                      Brooklyn, Ohio 44144
--------------------------------------------------------------------------------
TRANSFER AGENT                        Victory Capital Transfer Agency, Inc.
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                            State Street Bank and Trust Company
ACCOUNTING AGENT, AND                 P.O. Box 1713
SUB-ADMINISTRATOR                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1700
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the USAA AMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and
(iii) in summary within the Statement of Additional Information on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of monthly portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (beginning with filings after March 31, 2019). Previously, the Fund made its complete schedule of portfolio holdings available after the first and third fiscal quarters in regulatory filings on Form N-Q. The Fund's Forms N-CSR, N-PORT, and N-Q are available at no charge (i) by calling
(800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov.

===============================================================================

       9800 Fredericksburg Road                                   --------------
       San Antonio, TX 78288                                         PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
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88395-0819


[LOGO OF USAA USAA(R)]
----------------------
     MUTUAL FUNDS

--------------------------------------------------------------------------------
                                                                   June 30, 2019
--------------------------------------------------------------------------------

SEMIANNUAL REPORT

USAA Ultra Short-Term Bond Fund

         FUND               INSTITUTIONAL                  R6
        SHARES                 SHARES                    SHARES
        UUSTX                  UUSIX                     URUSX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

SHAREHOLDER VOTING RESULTS                                                     3

FINANCIAL INFORMATION

   Portfolio of Investments                                                    4

   Notes to Portfolio of Investments                                          16

   Financial Statements                                                       20

   Notes to Financial Statements                                              24

   Financial Highlights                                                       39

EXPENSE EXAMPLE                                                               42

ADVISORY AGREEMENT(S)                                                         44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
(800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 6/30/19 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      41.3%
EURODOLLAR AND YANKEE OBLIGATIONS                                          28.5%
ASSET-BACKED SECURITIES                                                    13.2%
BANK LOANS                                                                  5.7%
COLLATERALIZED LOAN OBLIGATIONS                                             4.7%
COMMERCIAL MORTGAGE SECURITIES                                              4.6%
U.S. TREASURY SECURITIES                                                    0.9%
MONEY MARKET INSTRUMENTS                                                    0.7%
MUNICIPAL OBLIGATIONS                                                       0.5%
PREFERRED STOCKS                                                            0.4%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                       o PORTFOLIO RATINGS MIX - 6/30/19 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        18.2%
AA                                                                         16.6%
A                                                                          23.3%
BBB                                                                        39.4%
BELOW INVESTMENT-GRADE                                                      2.2%
NON-RATED                                                                   0.3%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust (Trust). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. (Victory Capital), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company (AMCO) was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

                             NUMBER OF SHARES VOTING
-------------------------------------------------------------------------------
   FOR                                AGAINST                           ABSTAIN
-------------------------------------------------------------------------------
11,968,536                           1,940,259                        879,326

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended
(1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act (Independent Trustee).

                                         NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                             FOR                          VOTES WITHHELD
--------------------------------------------------------------------------------
David C. Brown                  8,299,565,565                     820,887,736
John C. Walters                 8,317,935,885                     802,517,416

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  3

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (99.3%)

              ASSET-BACKED SECURITIES (13.2%)

              ASSET BACKED SECURITIES (12.6%)
              -------------------------------
              AUTOMOBILE ABS (8.0%)
$       340   ARI Fleet Lease Trust(a)                                     1.91%          4/15/2026       $    339
      1,000   ARI Fleet Lease Trust(a)                                     2.28           4/15/2026          1,000
        167   Avis Budget Rental Car Funding AESOP, LLC(a)                 3.75           7/20/2020            167
        676   Avis Budget Rental Car Funding AESOP, LLC(a)                 2.50           2/20/2021            676
      2,000   Avis Budget Rental Car Funding AESOP, LLC(a)                 4.94           6/20/2022          2,054
      1,000   Bank of The West Auto Trust(a)                               2.40          10/17/2022          1,001
      1,000   Bank of The West Auto Trust(a)                               2.43           4/15/2024          1,003
      1,407   Canadian Pacer Auto Receivables Trust(a)                     2.05           3/19/2021          1,405
        464   Credit Acceptance Auto Loan Trust(a)                         4.29          11/15/2024            465
      1,000   Credit Acceptance Auto Loan Trust(a)                         2.65           6/15/2026          1,002
      2,000   Enterprise Fleet Financing, LLC(a)                           2.04           2/22/2022          1,995
      2,000   Exeter Automobile Receivables Trust(a)                       5.83          12/15/2021          2,011
        652   Exeter Automobile Receivables Trust(a)                       2.90           1/18/2022            652
        476   Exeter Automobile Receivables Trust(a)                       3.46          10/17/2022            480
      1,000   Hyundai Auto Receivables Trust                               3.14           6/17/2024          1,025
      1,320   OSCAR U.S. Funding Trust IX, LLC(a)                          3.15           8/10/2021          1,324
      1,500   OSCAR U.S. Funding Trust VIII, LLC(a)                        3.23           5/10/2022          1,517
        977   Prestige Auto Receivables Trust(a)                           3.05           4/15/2021            978
        958   Santander Drive Auto Receivables Trust                       3.52          12/15/2022            966
      2,000   Santander Retail Auto Lease Trust(a)                         2.22           1/20/2021          1,999
        194   Securitized Term Auto Receivables Trust(a)                   1.89           8/25/2020            194
        284   TCF Auto Receivables Owner Trust(a)                          2.55           4/15/2021            284
      1,307   Wheels SPV, LLC(a)                                           1.87           5/20/2025          1,304
                                                                                                          --------
                                                                                                            23,841
                                                                                                          --------
              CREDIT CARD ABS (1.3%)
      2,000   Master Credit Card Trust "A"(a)                              2.26           7/21/2021          1,999
      2,000   Synchrony Credit Card Master Note Trust "C"                  2.56           6/15/2023          1,998
                                                                                                          --------
                                                                                                             3,997
                                                                                                          --------
              OTHER ABS (3.1%)
      1,950   BCC Funding XIII, LLC(a)                                     4.78           8/20/2022          1,984
        367   Great America Leasing Receivables Funding, LLC(a)            2.06           6/22/2020            367

================================================================================

4  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Great America Leasing Receivables Funding, LLC(a)            2.36%          1/20/2023       $  1,000
      1,500   NP Ferrum LLC(a)                                             3.59           2/19/2045          1,520
        248   NP SPE II, LLC(a)                                            3.37          10/21/2047            254
      1,315   SCF Equipment Leasing , LLC(a)                               3.04           3/20/2023          1,321
      1,134   SCF Equipment Leasing, LLC(a)                                3.41          12/20/2023          1,146
      1,000   SCF Equipment Leasing, LLC(a)                                3.49           1/20/2026          1,023
        612   Volvo Financial Equipment, LLC(a)                            1.92           3/15/2021            611
                                                                                                          --------
                                                                                                             9,226
                                                                                                          --------
              STUDENT LOAN ABS (0.2%)
        705   SLM Private Education Loan Trust(a)                          2.50           3/15/2047            704
                                                                                                          --------
              Total Asset Backed Securities                                                                 37,768
                                                                                                          --------
              MORTGAGE SECURITIES (0.6%)
              --------------------------
              WHOLE LOAN COLLATERAL CMO (0.6%)
      1,771   Holmes Master Issuer plc (3 mo. LIBOR + 0.36%)(a)            2.96(b)       10/15/2054          1,770
                                                                                                          --------
              Total Asset-Backed Securities (cost: $39,371)                                                 39,538
                                                                                                          --------

              BANK LOANS (5.7%)(c)

              CONSUMER, CYCLICAL (0.3%)
              -------------------------
              LODGING (0.3%)
        750   Boyd Gaming Corp.(d)                                         0.00           9/15/2021            749
                                                                                                          --------
              CONSUMER, NON-CYCLICAL (0.8%)
              -----------------------------
              HEALTHCARE-SERVICES (0.8%)
      2,248   HCA, Inc. (3 mo. LIBOR + 1.50%)                              3.83           6/10/2020          2,246
                                                                                                          --------
              FINANCIAL (2.0%)
              ----------------
              REITS (2.0%)
      3,000   GLP Capital, LP (1 mo. LIBOR + 1.50%)                        3.90           4/28/2021          2,987
      3,000   Sabra Health Care Ltd. (1 mo. LIBOR + 1.45%)                 3.85           8/17/2020          2,985
                                                                                                          --------
              Total Financial                                                                                5,972
                                                                                                          --------
              INDUSTRIAL (0.3%)
              -----------------
              HAND/MACHINE TOOLS (0.3%)
      1,000   Colfax Corp. (1 mo. LIBOR + 1.75%)                           4.15          12/17/2020          1,000
                                                                                                          --------
              TECHNOLOGY (1.6%)
              -----------------
              COMPUTERS (0.3%)
      1,094   Dell International, LLC (1 mo. LIBOR + 1.75%)                4.16           9/07/2021          1,094
                                                                                                          --------
              SEMICONDUCTORS (1.0%)
        995   Micron Technology, Inc. (1 mo. LIBOR + 1.75%)                4.16           4/26/2022            995
      2,000   ON Semiconductor Corp.(d)                                    0.00           3/31/2023          1,977
                                                                                                          --------
                                                                                                             2,972
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
              SOFTWARE (0.3%)
$       818   First Data Corp. (1 mo. LIBOR + 2.00%)                       4.40%          7/08/2022       $    818
                                                                                                          --------
              Total Technology                                                                               4,884
                                                                                                          --------
              UTILITIES (0.7%)
              ----------------
              ELECTRIC (0.7%)
      2,107   AES Corp. (3 mo. LIBOR + 1.75%)                              4.27           5/31/2022          2,107
                                                                                                          --------
              Total Bank Loans (cost: $16,971)                                                              16,958
                                                                                                          --------

              COLLATERALIZED LOAN OBLIGATIONS (4.7%)

              ASSET BACKED SECURITIES (4.7%)
              ------------------------------
              OTHER ABS (4.7%)
      2,000   CIFC Funding Ltd. (3 mo. LIBOR + 0.86%)(a)                   3.44(b)       10/25/2027          1,990
      1,000   CIFC Funding Ltd. (3 mo. LIBOR + 0.80%)(a)                   3.39(b)        1/20/2028            998
      2,000   Madison Park Funding XI Ltd.
                (3 mo. LIBOR + 1.16%)(a)                                   3.75(b)        7/23/2029          2,000
      1,500   Magnetite XXI Ltd. (3 mo. LIBOR + 1.28%)(a)                  3.91(b)        4/20/2030          1,507
      1,500   Octagon Investment Partners 25 Ltd.
                (3 mo. LIBOR + 0.80%)(a)                                   3.39(b)       10/20/2026          1,500
      1,177   Palmer Square Loan Funding 2018-2 Ltd.
                (3 mo. LIBOR + 0.65%)(a)                                   3.25(b)        7/15/2026          1,174
        500   Palmer Square Loan Funding 2018-2 Ltd.
                (3 mo. LIBOR + 1.05%)(a)                                   3.65(b)        7/15/2026            499
        949   Palmer Square Loan Funding 2018-5 Ltd.
                (3 mo. LIBOR + 0.85%)(a)                                   3.44(b)        1/20/2027            949
      1,500   Sound Point VIII-R Ltd. (3 mo. LIBOR + 1.36%)(a)             3.96(b)        4/15/2030          1,501
      2,000   Sound Point X Ltd. (3 mo. LIBOR + 0.89%)(a)                  3.48(b)        1/20/2028          1,998
                                                                                                          --------
              Total Asset Backed Securities                                                                 14,116
                                                                                                          --------
              Total Collateralized Loan Obligations (cost: $14,119)                                         14,116
                                                                                                          --------

              COMMERCIAL MORTGAGE SECURITIES (4.6%)

              MORTGAGE SECURITIES (4.6%)
              --------------------------
              COMMERCIAL MBS (4.6%)
     24,830   GS Mortgage Securities Trust(a),(e),(f)                      0.82(g)        3/10/2044            238
      2,000   Caesars Palace Las Vegas Trust 2017-VICI(a)                  3.83          10/15/2034          2,081
      1,500   COMM 2019-521F Mortgage Trust
                (1 mo. LIBOR + 1.10%)(a)                                   3.58(b)        6/15/2034          1,505
        489   Commercial Mortgage Trust                                    5.83(g)        7/10/2038            492
      2,800   FREMF Mortgage Trust(a)                                      5.55(g)       12/25/2046          2,834
      1,575   FREMF Mortgage Trust(a)                                      3.16(g)       10/25/2047          1,572
      1,500   HPLY Trust 2019-HIT (1 mo. LIBOR + 1.35%)(a)                 3.74(b)       11/15/2036          1,505

================================================================================

6  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$     6,166   JPMBB Commercial Mortgage Securities Trust(e),(f)            0.95%(g)       4/15/2047       $    144
      1,000   KNDL 2019-KNSQ Mortgage Trust
                (1 mo. LIBOR + 0.95%)(a)                                   3.34(b)        5/15/2036          1,002
        391   LSTAR Commercial Mortgage Trust(a)                           2.42           3/10/2050            392
      2,000   Morgan Stanley Capital Trust "A"
                (1 mo. LIBOR + 0.70%)(a)                                   3.09(b)       11/15/2034          2,000
                                                                                                          --------
              Total Mortgage Securities                                                                     13,765
                                                                                                          --------
              Total Commercial Mortgage Securities (cost: $13,350)                                          13,765
                                                                                                          --------

              CORPORATE OBLIGATIONS (41.3%)

              BASIC MATERIALS (2.6%)
              ----------------------
              CHEMICALS (1.7%)
      2,145   INVISTA Finance, LLC(a)                                      4.25          10/15/2019          2,168
        857   NewMarket Corp.                                              4.10          12/15/2022            889
      2,000   Sherwin-Williams Co.                                         2.25           5/15/2020          1,997
                                                                                                          --------
                                                                                                             5,054
                                                                                                          --------
              IRON/STEEL (0.5%)
      1,500   Carpenter Technology Corp.                                   5.20           7/15/2021          1,541
                                                                                                          --------
              MINING (0.4%)
      1,000   Freeport-McMoRan, Inc.                                       3.88           3/15/2023          1,002
                                                                                                          --------
              Total Basic Materials                                                                          7,597
                                                                                                          --------
              COMMUNICATIONS (0.9%)
              ---------------------
              MEDIA (0.9%)
      2,000   Charter Communications Operating, LLC / Charter
                Communications Operating Capital
                (3 mo. LIBOR + 1.65%)                                      4.23(b)        2/01/2024          2,009
        740   Discovery Communications, LLC                                2.20           9/20/2019            739
                                                                                                          --------
              Total Communications                                                                           2,748
                                                                                                          --------
              CONSUMER, CYCLICAL (3.4%)
              -------------------------
              AIRLINES (0.3%)
        843   Continental Airlines, Inc. Pass-Through Trust "B"            6.25          10/11/2021            860
                                                                                                          --------
              AUTO MANUFACTURERS (2.8%)
      2,000   Ford Motor Credit Co., LLC (3 mo. LIBOR + 0.43%)             3.01(b)       11/02/2020          1,981
        930   Ford Motor Credit Co., LLC (3 mo. LIBOR + 0.88%)             3.48(b)       10/12/2021            916
      2,000   General Motors Co. (3 mo. LIBOR + 0.80%)                     3.37(b)        8/07/2020          2,003
      2,000   Hyundai Capital America(a)                                   2.75           9/18/2020          2,002
        500   Nissan Motor Acceptance Corp.(a)                             2.15           9/28/2020            497
      1,000   Nissan Motor Acceptance Corp.(a)                             2.55           3/08/2021            997
                                                                                                          --------
                                                                                                             8,396
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
              RETAIL (0.3%)
$     1,000   AutoZone, Inc.                                               4.00%         11/15/2020       $  1,019
                                                                                                          --------
              Total Consumer, Cyclical                                                                      10,275
                                                                                                          --------
              CONSUMER, NON-CYCLICAL (2.9%)
              -----------------------------
              BIOTECHNOLOGY (0.7%)
      2,000   Amgen, Inc.                                                  3.45          10/01/2020          2,028
                                                                                                          --------
              FOOD (0.9%)
      1,000   Kraft Heinz Foods Co. (3 mo. LIBOR + 0.57%)                  3.12(b)        2/10/2021            998
      1,815   Smithfield Foods, Inc.(a)                                    2.65          10/03/2021          1,790
                                                                                                          --------
                                                                                                             2,788
                                                                                                          --------
              HEALTHCARE-PRODUCTS (0.6%)
      1,700   Becton Dickinson & Co.                                       2.40           6/05/2020          1,699
                                                                                                          --------
              PHARMACEUTICALS (0.7%)
      2,000   Shire Acquisitions Investments Ireland
               Designated Activity Co.                                     1.90           9/23/2019          1,997
                                                                                                          --------
              Total Consumer, Non-cyclical                                                                   8,512
                                                                                                          --------
              ENERGY (6.4%)
              -------------
              OIL & GAS (1.5%)
      2,000   Antero Resources Corp.                                       5.13          12/01/2022          1,927
      2,604   Murphy Oil Corp.                                             4.00           6/01/2022          2,624
                                                                                                          --------
                                                                                                             4,551
                                                                                                          --------
              PIPELINES (4.9%)
      1,500   Andeavor Logistics, LP/Tesoro Logistics Finance Corp.        5.50          10/15/2019          1,507
      2,000   Buckeye Partners, LP                                         4.15           7/01/2023          1,944
        780   Columbia Pipeline Group, Inc.                                3.30           6/01/2020            785
      1,899   DCP Midstream Operating, LP(a)                               5.35           3/15/2020          1,930
      2,000   Enable Oklahoma Intrastate Transmission, LLC(a)              6.25           3/15/2020          2,045
      1,285   Energy Transfer Operating, LP                                7.50          10/15/2020          1,364
      1,000   Midwest Connector Capital Co., LLC(a)                        3.63           4/01/2022          1,025
      2,000   NuStar Logistics, LP                                         4.80           9/01/2020          2,040
      2,000   Rockies Express Pipeline, LLC(a)                             5.63           4/15/2020          2,043
                                                                                                          --------
                                                                                                            14,683
                                                                                                          --------
              Total Energy                                                                                  19,234
                                                                                                          --------
              FINANCIAL (19.8%)
              -----------------
              BANKS (11.8%)
      2,000   Bank of America Corp. (3 mo. LIBOR + 0.79%)                  3.27(b)        3/05/2024          2,003
      2,000   BB&T Corp.                                                   5.25          11/01/2019          2,018
      2,800   Capital One, N.A. (3 mo. LIBOR + 0.82%)                      3.38(b)        8/08/2022          2,811
      1,500   Citibank, N.A. (3 mo. LIBOR + 0.6%)(h)                       3.12(b)        5/20/2022          1,503

================================================================================

8  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$     1,885   Citigroup, Inc. (3 mo. LIBOR + 0.69%)                        3.27%(b)      10/27/2022       $  1,888
      2,000   Citizens Bank, N.A.                                          2.20           5/26/2020          1,997
      2,470   Compass Bank                                                 2.75           9/29/2019          2,470
        825   Compass Bank (3 mo. LIBOR + 0.73%)                           3.18(b)        6/11/2021            825
      1,000   Goldman Sachs Group, Inc. (3 mo. LIBOR + 0.78%)              3.36(b)       10/31/2022          1,001
      2,740   Huntington National Bank                                     2.40           4/01/2020          2,738
      2,000   J.P. Morgan Chase & Co. (3 mo. LIBOR + 0.68%)                3.20(b)        6/01/2021          2,007
      2,075   KeyCorp                                                      2.90           9/15/2020          2,089
      3,000   Manufacturers & Traders Trust Co.
                (3 mo. LIBOR + 0.64%)                                      3.16(b)       12/01/2021          2,993
      2,000   Morgan Stanley (3 mo. LIBOR + 0.55%)                         3.10(b)        2/10/2021          2,003
      1,240   Regions Bank (3 mo. LIBOR + 0.38%)                           2.70(b)        4/01/2021          1,237
      2,000   SunTrust Bank (3 mo. LIBOR + 0.59%)                          3.12(b)        5/17/2022          2,004
        700   Synchrony Bank (3 mo. LIBOR + 0.63%)                         2.95(b)        3/30/2020            701
      3,000   Wells Fargo & Co.                                            2.55          12/07/2020          3,009
                                                                                                          --------
                                                                                                            35,297
                                                                                                          --------
              DIVERSIFIED FINANCIAL SERVICES (1.7%)
      2,000   Aircastle Ltd.                                               4.40           9/25/2023          2,079
      2,000   Ally Financial, Inc.                                         4.13           3/30/2020          2,024
      1,000   Cantor Fitzgerald, LP(a)                                     4.88           5/01/2024          1,032
                                                                                                          --------
                                                                                                             5,135
                                                                                                          --------
              INSURANCE (2.3%)
      3,000   Assurant, Inc. (3 mo. LIBOR + 1.25%)                         3.58(b)        3/26/2021          3,000
      1,350   Jackson National Life Global Funding(a)                      2.60          12/09/2020          1,357
      1,000   Metropolitan Life Global Funding I(a)                        3.45          10/09/2021          1,024
        535   Protective Life Global Funding(a)                            2.70          11/25/2020            538
      1,000   Protective Life Global Funding
                (3 mo. LIBOR + 0.52%)(a)                                   2.85(b)        6/28/2021          1,004
                                                                                                          --------
                                                                                                             6,923
                                                                                                          --------
              INVESTMENT COMPANIES (0.8%)
      2,500   FS KKR Capital Corp.                                         4.00           7/15/2019          2,501
                                                                                                          --------
              REAL ESTATE (1.2%)
      3,500   MOBR-04, LLC (LOC - Compass Bank)(i)                         3.50           9/01/2024          3,500
                                                                                                          --------
              REITS (2.0%)
      2,000   Office Properties Income Trust                               3.60           2/01/2020          2,007
      1,169   Office Properties Income Trust                               4.15           2/01/2022          1,187
        500   Senior Housing Properties Trust                              6.75           4/15/2020            505
      1,333   SL Green Operating Partnership, LP                           3.25          10/15/2022          1,351
        765   Ventas Realty, LP / Ventas Capital Corp.                     2.70           4/01/2020            766
                                                                                                          --------
                                                                                                             5,816
                                                                                                          --------
              Total Financial                                                                               59,172
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL (3.4%)
              -----------------
              AEROSPACE/DEFENSE (0.3%)
$     1,000   Arconic, Inc.                                                5.40%          4/15/2021       $  1,037
                                                                                                          --------
              BUILDING MATERIALS (1.0%)
      2,000   Vulcan Materials Co. (3 mo. LIBOR + 0.60%)                   3.01(b)        6/15/2020          2,000
      1,000   Vulcan Materials Co. (3 mo. LIBOR + 0.65%)                   3.17(b)        3/01/2021          1,001
                                                                                                          --------
                                                                                                             3,001
                                                                                                          --------
              ELECTRONICS (0.3%)
      1,000   FLIR Systems, Inc.                                           3.13           6/15/2021          1,010
                                                                                                          --------
              MACHINERY-DIVERSIFIED (0.9%)
        500   CNH Industrial Capital, LLC                                  3.38           7/15/2019            500
      2,083   Wabtec Corp. (3 mo. LIBOR + 1.03%)                           3.71(b)        9/15/2021          2,078
                                                                                                          --------
                                                                                                             2,578
                                                                                                          --------
              TRANSPORTATION (0.7%)
      2,000   Ryder System, Inc.                                           2.50           5/11/2020          2,000
                                                                                                          --------
              TRUCKING & LEASING (0.2%)
        640   Penske Truck Leasing Co., LP / PTL Finance Corp.(a)          3.20           7/15/2020            643
                                                                                                          --------
              Total Industrial                                                                              10,269
                                                                                                          --------
              TECHNOLOGY (0.7%)
              -----------------
              SEMICONDUCTORS (0.7%)
      2,000   Broadcom, Inc.(a)                                            3.13           4/15/2021          2,014
                                                                                                          --------
              UTILITIES (1.2%)
              ----------------
              ELECTRIC (1.2%)
      1,000   Dominion Energy, Inc.                                        2.96           7/01/2019          1,000
      1,167   Mississippi Power Co. (3 mo. LIBOR + 0.65%)                  2.96(b)        3/27/2020          1,167
      1,444   SCANA Corp.                                                  4.13           2/01/2022          1,476
                                                                                                          --------
              Total Utilities                                                                                3,643
                                                                                                          --------
              Total Corporate Obligations (cost: $123,051)                                                 123,464
                                                                                                          --------

              EURODOLLAR AND YANKEE OBLIGATIONS (28.5%)

              BASIC MATERIALS (2.7%)
              ----------------------
              CHEMICALS (1.4%)
      1,000   Braskem Finance Ltd.(a)                                      5.75           4/15/2021          1,050
      1,000   Braskem Netherlands Finance B.V.(a)                          3.50           1/10/2023          1,007
      2,000   Syngenta Finance N.V.(a)                                     3.70           4/24/2020          2,015
                                                                                                          --------
                                                                                                             4,072
                                                                                                          --------

================================================================================

10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
              IRON/STEEL (0.5%)
$       500   ArcelorMittal                                                5.13%          6/01/2020       $    512
      1,000   Vale Overseas Ltd.                                           5.88           6/10/2021          1,052
                                                                                                          --------
                                                                                                             1,564
                                                                                                          --------
              MINING (0.8%)
      1,000   Glencore Funding, LLC(a)                                     4.13           3/12/2024          1,039
      1,424   Teck Resources Ltd.                                          4.50           1/15/2021          1,450
                                                                                                          --------
                                                                                                             2,489
                                                                                                          --------
              Total Basic Materials                                                                          8,125
                                                                                                          --------
              CONSUMER, CYCLICAL (1.3%)
              -------------------------
              AIRLINES (0.8%)
      1,704   Air Canada Pass-Through Trust(a)                             5.38          11/15/2022          1,760
        646   Virgin Australia Pass-Through Trust(a)                       5.00           4/23/2025            665
                                                                                                          --------
                                                                                                             2,425
                                                                                                          --------
              AUTO MANUFACTURERS (0.5%)
      1,390   Daimler Finance, N.A., LLC
                (3 mo. LIBOR + 0.45%)(a)                                   2.97(b)        2/22/2021          1,390
                                                                                                          --------
              Total Consumer, Cyclical                                                                       3,815
                                                                                                          --------
              CONSUMER, NON-CYCLICAL (0.7%)
              -----------------------------
              HOUSEHOLD PRODUCTS/WARES (0.4%)
      1,000   Reckitt Benckiser Treasury Services plc
                (3 mo. LIBOR + 0.56%)(a)                                   2.90(b)        6/24/2022            997
                                                                                                          --------
              PHARMACEUTICALS (0.3%)
      1,000   Bayer U.S. Finance II, LLC
                (3 mo. LIBOR + 0.63%)(a)                                   2.98(b)        6/25/2021            993
                                                                                                          --------
              Total Consumer, Non-cyclical                                                                   1,990
                                                                                                          --------
              DIVERSIFIED (1.0%)
              ------------------
              HOLDING COMPANIES-DIVERSIFIED (1.0%)
      2,000   CK Hutchison International II Ltd.(a)                        2.25           9/29/2020          1,996
      1,000   Hutchison Whampoa International Ltd.(a)                      4.63           1/13/2022          1,051
                                                                                                          --------
              Total Diversified                                                                              3,047
                                                                                                          --------
              ENERGY (1.3%)
              -------------
              OIL & GAS (0.7%)
      2,000   Petroleos Mexicanos                                          6.38           2/04/2021          2,057
                                                                                                          --------
              OIL & GAS SERVICES (0.6%)
      2,000   Schlumberger Finance Canada Ltd.(a)                          2.20          11/20/2020          1,999
                                                                                                          --------
              Total Energy                                                                                   4,056
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
              FINANCIAL (20.1%)
              -----------------
              BANKS (18.7%)
$     2,000   ABN AMRO Bank N.V. (3 mo. LIBOR + 0.41%)(a)                  3.00%(b)       1/19/2021       $  2,004
        800   ANZ New Zealand International Ltd.
                (3 mo. LIBOR + 1.01%)(a)                                   3.59(b)        7/28/2021            810
      1,000   Australia & New Zealand Banking Group Ltd.
                (3 mo. LIBOR + 0.40%)                                      2.92(b)       12/03/2019          1,001
      1,250   Australia & New Zealand Banking Group Ltd.
                (3 mo. LIBOR + 0.46%)                                      2.99(b)        5/17/2021          1,254
      1,000   Banco Santander S.A. (3 mo. LIBOR + 1.12%)                   3.72(b)        4/12/2023            996
      1,000   BBVA Bancomer S.A.(a)                                        7.25           4/22/2020          1,034
      1,000   BBVA Bancomer S.A.(a)                                        6.50           3/10/2021          1,054
      1,000   Canadian Imperial Bank of Commerce
                (3 mo. LIBOR + 3.15%)                                      2.89(b)        2/02/2021          1,002
      3,000   Commonwealth Bank of Australia
                (3 mo. LIBOR + 0.83%)(a)                                   3.30(b)        9/06/2021          3,032
      2,500   Cooperatieve Rabobank U.A. (3 mo. LIBOR + 0.48%)             3.06(b)        1/10/2023          2,490
      2,000   Credit Agricole S.A. (3 mo. LIBOR + 1.02%)(a)                3.60(b)        4/24/2023          1,996
      1,000   Credit Suisse Group Funding Guernsey Ltd.                    2.75           3/26/2020          1,002
        700   Credit Suisse Group Funding Guernsey Ltd.
                (3 mo. LIBOR + 2.29%)                                      4.89(b)        4/16/2021            722
      3,000   Deutsche Bank AG (3 mo. LIBOR + 0.97%)                       3.57(b)        7/13/2020          2,981
      2,000   HSBC Holdings plc (3 mo. LIBOR + 0.60%)                      3.12(b)        5/18/2021          2,002
      2,000   ING Bank N.V. (3 mo. LIBOR + 0.88%)(a)                       3.40(b)        8/15/2021          2,020
      1,000   Mitsubishi UFJ Financial Group, Inc.
                (3 mo. LIBOR + 0.65%)                                      3.24(b)        7/26/2021          1,004
      1,000   National Australia Bank Ltd.
                (3 mo. LIBOR + 0.71%)(a)                                   3.28(b)       11/04/2021          1,007
      1,000   National Australia Bank Ltd.
                (3 mo. LIBOR + 0.60%)(a)                                   3.20(b)        4/12/2023          1,000
      1,000   NatWest Markets plc(a)                                       3.63           9/29/2022          1,022
      1,000   Nordea Bank Abp (3 mo. LIBOR + 0.94%)(a)                     3.46(b)        8/30/2023            987
      3,000   Royal Bank of Canada                                         1.88           2/05/2020          2,993
      2,000   Royal Bank of Scotland Group plc                             6.13          12/15/2022          2,159
      2,000   Santander UK plc (3 mo. LIBOR + 0.62%)                       3.14(b)        6/01/2021          2,005
      2,000   Skandinaviska Enskilda Banken AB
                (3 mo. LIBOR + 0.43%)(a)                                   2.96(b)        5/17/2021          2,006
      2,000   Stadshypotek AB                                              1.88          10/02/2019          1,997
      1,000   Standard Chartered plc(a)                                    3.05           1/15/2021          1,009
      2,000   Standard Chartered plc (3 mo. LIBOR + 1.15%)(a)              3.74(b)        1/20/2023          2,000
      2,000   Suncorp-Metway Ltd.(a)                                       2.38          11/09/2020          2,001
      1,500   Svenska Handelsbanken AB
                (3 mo. LIBOR + 1.15%)                                      3.47(b)        3/30/2021          1,524
        500   Swedbank AB (3 mo. LIBOR + 0.70%)(a)                         3.13(b)        3/14/2022            496

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$     2,000   Toronto-Dominion Bank(a)                                     2.25%          3/15/2021       $  2,007
      1,425   UBS Group Funding Switzerland AG(a)                          3.00           4/15/2021          1,439
      2,000   UBS Group Funding Switzerland AG
                (3 mo. LIBOR + 0.95%)(a)                                   3.47(b)        8/15/2023          2,005
      2,000   Westpac Banking Corp. (3 mo. LIBOR + 0.85%)                  3.37(b)        8/19/2021          2,025
                                                                                                          --------
                                                                                                            56,086
                                                                                                          --------
              DIVERSIFIED FINANCIAL SERVICES (0.7%)
      1,000   AerCap Ireland Capital DAC / AerCap
                Global Aviation Trust                                      5.00          10/01/2021          1,049
      1,000   AerCap Ireland Capital DAC / AerCap
                Global Aviation Trust                                      4.45          12/16/2021          1,039
                                                                                                          --------
                                                                                                             2,088
                                                                                                          --------
              REITS (0.7%)
      1,000   Scentre Group Trust(a)                                       2.38          11/05/2019            999
      1,000   Scentre Group Trust(a)                                       2.38           4/28/2021            997
                                                                                                          --------
                                                                                                             1,996
                                                                                                          --------
              Total Financial                                                                               60,170
                                                                                                          --------
              INDUSTRIAL (1.4%)
              -----------------
              AEROSPACE/DEFENSE (0.3%)
      1,000   BAE Systems Holdings, Inc.(a)                                2.85          12/15/2020          1,004
                                                                                                          --------
              TRUCKING & LEASING (1.1%)
      1,000   Avolon Holdings Funding Ltd.(a)                              5.50           1/15/2023          1,069
      2,000   Park Aerospace Holdings Ltd.(a)                              5.25           8/15/2022          2,116
                                                                                                          --------
                                                                                                             3,185
                                                                                                          --------
              Total Industrial                                                                               4,189
                                                                                                          --------
              Total Eurodollar and Yankee Obligations (cost: $84,871)                                       85,392
                                                                                                          --------

              MUNICIPAL OBLIGATIONS (0.5%)

              NEW JERSEY (0.2%)
        500   EDA                                                          3.80           6/15/2020            505
                                                                                                          --------
              WISCONSIN (0.3%)
      1,000   Public Finance Auth. (LOC - Citizens Financial Group)        2.75           6/01/2020            997
                                                                                                          --------
              Total Municipal Obligations (cost: $1,500)                                                     1,502
                                                                                                          --------

              U.S. TREASURY SECURITIES (0.8%)

              NOTES (0.8%)
      1,500   U.S. Treasury Note(h)                                        1.50          11/30/2019          1,496
      1,000   U.S. Treasury Note(h)                                        1.63           8/31/2019            999
                                                                                                          --------
              Total U.S. Treasury Securities (cost: $2,493)                                                  2,495
                                                                                                          --------
              Total Bonds (cost: $295,726)                                                                 297,230
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (0.4%)

              PREFERRED STOCKS (0.4%)

              COMMUNICATIONS (0.4%)
              ---------------------
              TELECOMMUNICATIONS (0.4%)
      1,000   Centaur Funding Corp., 9.08%(a) (cost: $1,065)                                              $  1,055
                                                                                                          --------
              Total Equity Securities (cost: $1,065)                                                         1,055
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON
(000)                                                                      RATE           MATURITY
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.7%)

              COMMERCIAL PAPER (0.7%)
$     2,150   Energy Transfer Partners(a) (cost: $2,150)                   2.95%          7/01/2019          2,150
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
     29,907   State Street Institutional Treasury Money Market Fund
                Premier Class, 2.17%(j) (cost: $30)                                                             30
                                                                                                          --------
              Total Money Market Instruments (cost: $2,180)                                                  2,180
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $298,971)                                                          $300,465
                                                                                                          ========

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                         $    -            $ 39,538                  $-          $ 39,538
  Bank Loans                                           -              16,958                   -            16,958
  Collateralized Loan Obligations                      -              14,116                   -            14,116
  Commercial Mortgage Securities                       -              13,765                   -            13,765
  Corporate Obligations                                -             123,464                   -           123,464
  Eurodollar and Yankee Obligations                    -              85,392                   -            85,392
  Municipal Obligations                                -               1,502                   -             1,502
  U.S. Treasury Securities                         2,495                   -                   -             2,495

Equity Securities:
  Preferred Stocks                                     -               1,055                   -             1,055

Money Market Instruments:
  Commercial Paper                                     -               2,150                   -             2,150
  Government & U.S. Treasury
    Money Market Funds                                30                   -                   -                30
------------------------------------------------------------------------------------------------------------------
Total                                             $2,525            $297,940                  $-          $300,465
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 36.5% of net assets at June 30, 2019.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

    COLLATERALIZED LOAN OBLIGATIONS (CLOs) - Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

    COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA    Economic Development Authority

    LIBOR  London Interbank Offered Rate

    REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

    high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2019.

    (c) Bank loans (loans) - are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at June 30, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (d) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

    (e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

        U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (f) Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    (g) Stated interest rates may change slightly over time as underlying mortgages paydown.

    (h) At June 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (i) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (j) Rate represents the money market fund annualized seven-day yield at June 30, 2019.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $298,971)                 $300,465
   Cash                                                                                30
   Receivables:
       Capital shares sold                                                            165
       USAA Asset Management Company (Note 7)                                           6
       Interest                                                                     1,773
       Securities sold                                                                 45
                                                                                 --------
           Total assets                                                           302,484
                                                                                 --------
LIABILITIES
   Payables:
       Securities purchased                                                         2,736
       Capital shares redeemed                                                        259
       Dividends on capital shares                                                     24
   Accrued management fees                                                             70
   Accrued transfer agent's fees                                                       11
   Other accrued expenses and payables                                                 75
                                                                                 --------
           Total liabilities                                                        3,175
                                                                                 --------
                Net assets applicable to capital shares outstanding              $299,309
                                                                                 ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $301,316
   Accumulated loss                                                                (2,007)
                                                                                 --------
                Net assets applicable to capital shares outstanding              $299,309
                                                                                 ========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $279,854/27,919
           capital shares outstanding, no par value)                             $  10.02
                                                                                 ========
       Institutional Shares (net assets of $14,420/1,438
            capital shares outstanding, no par value)                            $  10.03
                                                                                 ========
       R6 Shares (net assets of $5,035/503
           capital shares outstanding, no par value)                             $  10.02
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3)                       $   42
   Interest                                                               4,882
                                                                         ------
       Total income                                                       4,924
                                                                         ------
EXPENSES
   Management fees                                                          414
   Administration and servicing fees:
      Fund Shares                                                           211
      Institutional Shares                                                    6
      R6 Shares                                                               1
   Transfer agent's fees:
      Fund Shares                                                           139
      Institutional Shares                                                    6
   Custody and accounting fees:
      Fund Shares                                                            61
      Institutional Shares                                                    3
      R6 Shares                                                               1
   Postage:
      Fund Shares                                                            10
   Shareholder reporting fees:
      Fund Shares                                                            10
   Trustees' fees                                                            18
   Registration fees:
      Fund Shares                                                            12
      Institutional Shares                                                   12
      R6 Shares                                                              10
   Professional fees                                                         41
   Other                                                                      9
                                                                         ------
           Total expenses                                                   964
                                                                         ------

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

   Expenses reimbursed:
      Institutional Shares                                               $  (13)
      R6 Shares                                                             (11)
                                                                         ------
           Net expenses                                                     940
                                                                         ------
NET INVESTMENT INCOME                                                     3,984
                                                                         ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                        293
   Change in net unrealized appreciation/(depreciation)                   3,792
                                                                         ------
           Net realized and unrealized gain                               4,085
                                                                         ------
   Increase in net assets resulting from operations                      $8,069
                                                                         ======

See accompanying notes to financial statements.

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited), and year ended
December 31, 2018

--------------------------------------------------------------------------------------------

                                                                     6/30/2019    12/31/2018
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $  3,984      $  6,839
   Net realized gain on investments                                        293            72
   Change in net unrealized appreciation/(depreciation)
       of investments                                                    3,792        (2,666)
                                                                      ----------------------
       Increase in net assets resulting from operations                  8,069         4,245
                                                                      ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                          (3,756)       (6,578)
   Institutional Shares                                                   (167)         (141)
   R6 Shares                                                               (73)         (120)
                                                                      ----------------------
       Distributions to shareholders                                    (3,996)       (6,839)
                                                                      ----------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                          (7,766)      (44,176)
   Institutional Shares                                                  5,833         1,374
   R6 Shares                                                               (13)          (70)
                                                                      ----------------------
       Total net decrease in net assets from
           capital share transactions                                   (1,946)      (42,872)
                                                                      ----------------------
   Net increase (decrease) in net assets                                 2,127       (45,466)
                                                                      ----------------------
NET ASSETS
   Beginning of period                                                 297,182       342,648
                                                                      ----------------------
   End of period                                                      $299,309      $297,182
                                                                      ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Ultra Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of three classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares), Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares), and Ultra Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the
Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John
C. Walters, to serve as an Independent Trustee. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

       The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Investments in open-end investment companies, commingled, or other funds, other than exchange-traded funds (ETFs), are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

       duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended June 30, 2019, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2019, in accordance with applicable federal tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2018, the Fund had net capital loss carryforwards of $3,782,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                             CAPITAL LOSS CARRYFORWARDS
                         --------------------------------
                                   TAX CHARACTER
                         --------------------------------
                         (NO EXPIRATION)          BALANCE
                         ---------------       ----------
                         Short-Term            $2,713,000
                         Long-Term              1,069,000
                                               ----------
                            Total              $3,782,000
                                               ==========

As of June 30, 2019, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                        GROSS             GROSS         NET UNREALIZED
                                      UNREALIZED        UNREALIZED       APPRECIATION/
FUND                                 APPRECIATION      DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------
USAA Ultra Short-Term
 Bond Fund                             $1,857,000          $363,000          $1,494,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2019, were $75,702,000 and $72,317,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

Fund, including short-term securities, during the six-month period ended June 30, 2019 were as follows:

PURCHASES                             SALES                   NET REALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
$1,004,000                             $-                               $-

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At June 30, 2019, the Fund had no securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2019, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                         SIX-MONTH PERIOD ENDED            YEAR ENDED
                                              JUNE 30, 2019             DECEMBER 31, 2018
---------------------------------------------------------------------------------------------
                                          SHARES        AMOUNT         SHARES         AMOUNT
                                          ---------------------------------------------------
FUND SHARES:
Shares sold                                4,544       $ 45,288        10,484       $ 104,043
Shares issued from reinvested
  dividends                                  364          3,633           644           6,397
Shares redeemed                           (5,686)       (56,687)      (15,577)       (154,616)
                                          ---------------------------------------------------
Net decrease from capital
  share transactions                        (778)      $ (7,766)       (4,449)      $ (44,176)
                                          ===================================================
INSTITUTIONAL SHARES:
Shares sold                                1,063       $ 10,602         1,055       $  10,468
Shares issued from reinvested
  dividends                                   17            165            14             129
Shares redeemed                             (495)        (4,934)         (929)         (9,223)
                                          ---------------------------------------------------
Net increase from capital
  share transactions                         585       $  5,833           140       $   1,374
                                          ===================================================
R6 SHARES:
Shares sold                                    -*      $      -*            1       $      13
Shares issued from reinvested
  dividends                                    -*             -*            -*              1
Shares redeemed                               (1)           (13)           (8)            (84)
                                          ---------------------------------------------------
Net decrease from capital
  share transactions                          (1)      $    (13)           (7)      $     (70)
                                          ===================================================

*Represents less than 500 shares or $500.

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. For the six-month period ended
June 30, 2019, the Fund had no subadviser(s).

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index, which measures the performance of funds tracked by Lipper that invest at least 65% of their assets in investment-grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

The performance period for each class consists of the current month plus the previous 35 months. The performance period for the R6 Shares commenced on March 1, 2017, and includes the performance of the Fund Shares for periods prior to March 1, 2017. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                             ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                          (IN BASIS POINTS)(1)
--------------------------------------------------------------------
+/- 20 to 50                                  +/-4
+/- 51 to 100                                 +/-5
+/- 101 and greater                           +/-6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

For the six-month period ended June 30, 2019, the Fund incurred management fees, paid or payable to the Manager, of $414,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and R6 Shares of $55,000, $1,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and R6 Shares, the performance adjustments were 0.04%, 0.01%, and 0.02%, respectively. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets of the Fund Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. For the six-month period ended June 30, 2019, the Fund Shares, Institutional Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $211,000, $6,000, and $1,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2019, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

EXPENSE LIMITATION - The Manager agreed, through April 30, 2020, to limit the total annual operating expenses of the Institutional Shares and R6 Shares to 0.55% and 0.39%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares and R6 Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2020, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2019, the Fund incurred reimbursable expenses from the Manager for the Institutional Shares and

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

R6 Shares of $13,000 and $11,000, respectively, of which $6,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average daily net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2019, the Fund Shares, Institutional Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $139,000, $6,000, and less than $500, respectively. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution. At June 30, 2019, USAA and its affiliates owned 501,000 R6 Shares, which represents 99.7% of the R6 Shares outstanding, and 1.7% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager has determined there is no significant impact on the Fund's financial statements and various filings.

(10) RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

ASU 2018-13, FAIR VALUE MEASUREMENT
-----------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of ASU 2018-13 guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value, and transfers between levels of the fair value hierarchy.

ASU 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-----------------------------------------------------------------------
In March 2017, the FASB issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. ASU 2017-08 became effective for funds with fiscal years beginning after December 15, 2018. The Manager

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

has determined the adoption of this standard will have no significant impact on the financial statements and reporting disclosures of the Fund.

(11) SUBSEQUENT EVENT NOTE

As previously announced, and as discussed in Note 1 to the Financial Statements, effective July 1, 2019, AMCO, the prior investment adviser to the Fund, and SAS, the prior transfer agent to the Fund, were acquired by Victory Holdings. PLEASE SEE THE SUPPLEMENT DATED JULY 1, 2019 TO THE FUND'S PROSPECTUS FOR ADDITIONAL IMPORTANT INFORMATION.

Effective July 1, 2019, Victory Capital is the new investment adviser and administrator to the USAA Mutual Funds; SAS was renamed Victory Capital Transfer Agency, Inc.; Victory Capital Advisers, Inc. is the new distributor to the USAA Mutual Funds; Citi Fund Services of Ohio, Inc. serves as sub-administrator and sub-fund accountant for the USAA Mutual Funds; and FIS Investor Services LLC serve as sub-transfer agent and dividend disbursing agent for the USAA Mutual Funds. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, Victory Capital added new portfolio managers from one or more investment teams employed by Victory Capital to serve as additional portfolio managers, or replace current portfolio managers, to manage all or a portion of the Fund according to each team's own investment process.

Effective July 1, 2019, under the investment advisory agreement with Victory Capital, which took effect on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

Effective July 1, 2019, the line of credit (as discussed in the Notes to the Financial Statements in this semiannual report) among the Trust, with respect to its Funds, and CAPCO terminated; the Trust, with respect to its Funds, along with series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, entered into a 364 day committed credit facility and a 364 day uncommitted, demand credit facility with Citibank, N.A. (Citibank). Each such credit facility may be renewed if so agreed by the parties. Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2017 (the IFL Order), permitting the establishment and operation of an Interfund Lending Facility (the Facility). The Facility allows each Fund to directly lend and borrow money to or from certain other affiliated Funds relying upon the IFL Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the IFL Order, by averaging the current repurchase agreement rate and the current bank loan rate.

Effective July 1, 2019, the Trust entered into an Agreement to Provide Compliance ("Compliance Agreement") with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. This agreement replaces an arrangement in place with AMCO previously.

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30                         YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------
                                    2019         2018         2017         2016         2015         2014
                                -------------------------------------------------------------------------
Net asset value at
  beginning of period           $   9.89     $   9.97     $   9.98     $   9.94     $  10.07     $  10.10
                                -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .13          .22          .16          .13          .13          .13
  Net realized and
    unrealized gain (loss)           .13         (.08)        (.01)         .04         (.13)        (.02)
                                -------------------------------------------------------------------------
Total from investment
  operations                         .26          .14          .15          .17         (.00)(a)      .11
                                -------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.13)        (.22)        (.16)        (.13)        (.13)        (.13)
  Realized capital gains               -            -            -         (.00)(a)     (.00)(a)     (.01)
                                -------------------------------------------------------------------------
Total distributions                 (.13)        (.22)        (.16)        (.13)        (.13)        (.14)
                                -------------------------------------------------------------------------
Net asset value at
  end of period                 $  10.02     $   9.89     $   9.97     $   9.98     $   9.94     $  10.07
                                =========================================================================
Total return (%)*                   2.66         1.40         1.51         1.73          .01         1.05
Net assets at end
  of period (000)               $279,854     $283,769     $330,442     $372,155     $426,994     $470,933
Ratios to average daily
  net assets:**
  Expenses (%)(b)                    .64(c)       .60          .58          .61          .59          .58
  Net investment income (%)         2.67(c)      2.19         1.60         1.30         1.28         1.27
Portfolio turnover (%)                25           48           58(d)        28           20           31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $283,124,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to large shareholder outflows.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  39

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30                         YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------
                                   2019        2018         2017          2016          2015         2014
                                -------------------------------------------------------------------------
Net asset value at
  beginning of period           $  9.89      $ 9.97       $ 9.98       $  9.94       $ 10.07      $ 10.10
                                -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .14         .22          .15           .13           .13          .13
  Net realized and
    unrealized gain (loss)          .14        (.08)        (.01)          .04          (.13)        (.02)
                                -------------------------------------------------------------------------
Total from investment
  operations                        .28         .14          .14           .17           .00(a)       .11
                                -------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.14)       (.22)        (.15)         (.13)         (.13)        (.13)
  Realized capital gains              -           -            -          (.00)(a)      (.00)(a)     (.01)
                                -------------------------------------------------------------------------
Total distributions                (.14)       (.22)        (.15)         (.13)         (.13)        (.14)
                                -------------------------------------------------------------------------
Net asset value at
  end of period                 $ 10.03      $ 9.89       $ 9.97       $  9.98       $  9.94      $ 10.07
                                =========================================================================
Total return (%)*                  2.81        1.45         1.44          1.69           .04         1.10
Net assets at end of
  period (000)                  $14,420      $8,433       $7,115       $18,710       $22,454      $69,297
Ratios to average daily
  net assets:**
  Expenses (%)(b)                   .55(c)      .55          .64(d)        .66           .57          .53
  Expenses, excluding
    reimbursements (%)(b)           .76(c)      .77          .75           .66           .57          .53
  Net investment income (%)        2.76(c)     2.25         1.51          1.25          1.32         1.33
Portfolio turnover (%)               25          48           58(e)         28            20           31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $12,217,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective May, 1, 2017, the Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.55% of the Institutional Shares' average daily net assets.
(e) Reflects increased trading activity due to large shareholder outflows.

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

R6 SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                                PERIOD ENDED          YEAR ENDED        PERIOD ENDED
                                                  JUNE 30,           DECEMBER 31,       DECEMBER 31,
                                                ----------------------------------------------------
                                                    2019                2018                2017***
                                                ----------------------------------------------------
Net asset value at beginning of period            $ 9.88              $ 9.97              $ 9.98
                                                  ----------------------------------------------
Income (loss) from investment operations:
  Net investment income                              .14                 .24                 .15
  Net realized and unrealized gain (loss)            .14                (.09)               (.01)
                                                  ----------------------------------------------
Total from investment operations                     .28                 .15                 .14
                                                  ----------------------------------------------
Less distributions from:
  Net investment income                             (.14)               (.24)               (.15)
                                                  ----------------------------------------------
Net asset value at end of period                  $10.02              $ 9.88              $ 9.97
                                                  ==============================================

Total return (%)*                                   2.89                1.51                1.42
Net assets at end of period (000)                 $5,035              $4,980              $5,091
Ratios to average daily net assets:**
  Expenses (%)(a)                                    .39(b)              .39                 .39(b)
  Expenses, excluding reimbursements (%)(a)          .84(b)              .69                1.05(b)
  Net investment income (%)                         2.92(b)             2.41                1.81(b)
Portfolio turnover (%)                                25                  48                  58

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $5,013,000.
*** R6 Shares commenced operations on March 1, 2017.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  41

================================================================================

EXPENSE EXAMPLE

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2019, through June 30, 2019.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING              DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE         JANUARY 1, 2019 -
                                        JANUARY 1, 2019         JUNE 30, 2019           JUNE 30, 2019
                                        ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,026.60                  $3.22

Hypothetical
  (5% return before expenses)               1,000.00               1,021.62                   3.21

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,028.10                   2.77

Hypothetical
  (5% return before expenses)               1,000.00               1,022.07                   2.76

R6 SHARES
Actual                                      1,000.00               1,028.90                   1.96

Hypothetical
  (5% return before expenses)               1,000.00               1,022.86                   1.96

*Expenses are equal to the annualized expense ratio of 0.64% for Fund Shares, 0.55% for Institutional Shares, and 0.39% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.66% for Fund Shares, 2.81% for Institutional Shares, and 2.89% for R6 Shares for the six-month period of January 1, 2019, through June 30, 2019.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND VICTORY CAPITAL MANAGEMENT INC.)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the (i) new investment advisory agreement between the Trust and Victory Capital and (ii) new investment subadvisory agreements between certain subadvisers and Victory Capital, which became effective on July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting held on January 15, 2019, the USAA Mutual Funds Trust's ("Trust") Board of Trustees ("Board"), including those Trustees who are not parties to any investment advisory or management agreement between USAA Asset Management Company ("AMCO") and the Trust ("Existing Management Agreements") or the new Investment Advisory Agreement between the Trust and Victory Capital Management Inc. ("Victory Capital") (the "New Advisory Agreement") or "interested persons" (as that term is defined in the Investment Company Act of 1940 Act, as amended ("1940 Act")) of such parties or the Trust (the "Independent Trustees"), considered and unanimously approved the New Advisory Agreement between the Trust, on behalf of each of its series (each a "Fund" and together the "Funds"), and Victory Capital, and, as applicable, new Investment Subadvisory Agreements between Victory Capital and each investment subadviser ("New Subadvisory Agreements," and together with the New Advisory Agreement, the "New Agreements"), as listed below. The Board also determined to recommend that shareholders of each Fund approve the New Advisory Agreement. Shareholder approval is not required for the New Subadvisory Agreements. The Independent Trustees reviewed the proposed approval of the New Agreements in private sessions with their independent legal counsel at which no representatives of Victory Capital or AMCO were present.

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

BACKGROUND FOR THE BOARD APPROVALS

At a telephonic meeting of the Board held on November 5, 2018, representatives of USAA and AMCO informed the Board that USAA's subsidiary, USAA Investment Corporation, would enter into a stock purchase agreement with Victory Capital Holdings, Inc. ("Victory Holdings") pursuant to which Victory Holdings would acquire all of the outstanding stock of AMCO and USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA Transfer Agent") (the "Transaction"). The Independent Trustees were advised that the Transaction, if completed, would constitute an "assignment" (as that term is defined in Section 2(a)(4) of the 1940 Act) and result in the automatic termination of the Existing Management Agreements ("Change of Control Event"). The Independent Trustees also were advised that it was proposed that Victory Capital, a subsidiary of Victory Holdings, would serve as the investment adviser to each Fund after the closing of the Transaction ("Post-Transaction") and that the Board would be asked to consider approval of the terms and conditions of the New Advisory Agreement with Victory Capital and thereafter to submit the New Advisory Agreement to each Fund's shareholders for approval. Because the Change of Control Event also would result in the termination of each existing subadvisory agreement between AMCO and the subadvisers to the Funds ("Existing Subadvisory Agreements"), the Independent Trustees were advised that the Board would also be asked to approve the New Subadvisory Agreements.

In anticipation of the Transaction, the Trustees met at a series of subsequent in-person meetings on November 27-28, 2018, January 7-8, 2019, and January 14-15, 2019, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of each Fund and its respective shareholders to approve the New Agreements; and the anticipated impacts of the Transaction on the Funds and their shareholders (each, a "Meeting"). During each of these Meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. In this connection, the Independent Trustees worked with their independent

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

legal counsel to prepare formal due diligence requests (the "Diligence Requests") that were submitted to Victory Capital, Victory Capital Advisers, Inc. ("VCA"), and the subadvisers. The Diligence Requests sought information relevant to the Board's consideration of the New Advisory Agreement, the New Subadvisory Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Funds and their shareholders. Victory Capital, VCA, and the subadvisers provided documents and information in response to the Diligence Requests (the "Response Materials"). Following their review of the Response Materials, the Independent Trustees submitted a supplemental due diligence request for additional and clarifying information (the "Supplemental Diligence Request") to Victory Capital and VCA. Victory Capital and VCA provided further information in response to the Supplemental Diligence Request, which the Board reviewed. Senior management representatives of Victory Capital and/or AMCO participated in a portion of each Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel and counsel to the Funds, who advised them on, among other things, their duties and obligations relating to their consideration of the New Agreements.

The Board's evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Management Agreements and Existing Subadvisory Agreements at an in-person meeting of the Board on April 18, 2018 (the "2018 15(c) Meeting") and at other subsequent Board meetings in 2018. The Board's evaluation of the New Agreements also reflected the knowledge gained as Board members of the Funds with respect to services provided by AMCO, its affiliates, and each subadviser to the Funds.

The Board's approvals and recommendations were based on its determination, within its business judgment, that it would be in the best interests of each Fund and its respective shareholders, for Victory Capital and, as applicable, the subadvisers, to provide investment advisory, investment subadvisory, and related services to the Funds, following the closing of the Transaction.

================================================================================

46  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

FACTORS CONSIDERED IN APPROVING THE NEW ADVISORY AGREEMENT

In connection with the Board's consideration of the New Advisory Agreement, Victory Capital and AMCO advised the Board about a variety of matters, including the following:

    o The nature, extent, and quality of the services to be provided to the Funds by Victory Capital Post-Transaction are expected to be of at least the same level as the services currently provided to the Funds by AMCO.

    o Victory Capital's stated commitment to maintaining and enhancing the USAA member/USAA Fund shareholder experience, including creating a dedicated USAA Fund sales and client service call center that will provide ongoing client service and advice to existing and new USAA members.

    o Victory Capital proposes to: (1) replace the underlying indexes for the USAA Extended Market Index Fund and USAA S&P 500 Index Fund with indexes designed to provide shareholders with comparable exposure and investment outcomes; (2) change the USAA Extended Market Index Fund's and USAA S&P 500 Index Fund's investment objectives and strategies in light of the changes to their underlying indexes; and (3) change the name of the USAA S&P 500 Index Fund to the USAA 500 Index Fund.

    o Victory Capital does not propose changes to the investment objective(s) of any other Funds. Although the investment processes used by Victory Capital's portfolio managers may differ from those used by AMCO's portfolio managers or, if applicable, any subadviser's portfolio managers, such differences are not currently expected to result in changes to the principal investment strategies or principal investment risks of the Funds.

    o The New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees (except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment).

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

        For at least two years after the Transaction closes, Victory Capital has agreed to waive fees and/or reimburse expenses so that each Fund's annual expense ratio (excluding certain customary items) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to the Fund's advisory fee.

    o The portfolio managers at AMCO that manage the Fixed Income Funds(1) as well as the USAA's Global Multi-Asset team servicing the Cornerstone Funds(2), Target Retirement Funds(3), Global Managed Volatility Fund, Managed Allocation Fund, and Target Managed Allocation Fund, are expected to continue to do so Post-Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. Post-Transaction, the investment teams for the Funds, other than the Fixed Income Funds, will be replaced or augmented.

    o   With the exception of the USAA S&P 500 Index Fund, USAA Extended
        Market Index Fund, and USAA Nasdaq-100 Index Fund, which will be advised by Victory Capital through its Victory Solutions platform, Victory Capital proposes that the same subadvisers be retained Post-Transaction, although Victory Capital may change the allocation to a particular subadviser Post-Transaction. No changes are expected to the portfolio managers of the subadvisers who will serve as subadvisers Post-Transaction.

(1) The Fixed Income Funds include the following Funds: California Bond Fund, Government Securities Fund, High Income Fund, Income Fund, Intermediate-Term Bond Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Long-Term Fund, New York Bond Fund, Short-Term Bond Fund, Tax Exempt Short-Term Fund, Ultra Short-Term Bond Fund, Virginia Bond Fund, Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Trust.

(2) The Cornerstone Funds include the following Funds: Cornerstone Aggressive Fund, Cornerstone Conservative Fund, Cornerstone Equity Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, and Cornerstone Moderately Conservative Fund.

(3) The Target Retirement Funds include the following Funds: Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and Target Retirement Income Fund.

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48  | USAA ULTRA SHORT-TERM BOND FUND
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    o   VCA's distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale.

    o The experience of Victory Capital in acquiring and integrating investments in investment management companies and its plans to transition and integrate AMCO's and USAA Transfer Agent's businesses to Victory Capital. Victory Capital and USAA expect to enter into a transition services agreement under which USAA will continue to provide Victory Capital with certain services that are currently provided by USAA to AMCO and the USAA Transfer Agent for a specified period of time after the closing of the Transaction to assist Victory Capital in transitioning the USAA member distribution channel and member support services.

    o Pursuant to a transitional trademark license agreement with USAA, Victory Capital and the Funds will have a non-exclusive license, subject to certain restrictions and limitations, to continue using certain licensed marks including "USAA," "United Services Automobile Association," and the USAA Logo in connection with their asset management and transfer agency businesses for a period of three years following the closing of the Transaction, which agreement may thereafter be extended for an additional year.

    o The support expressed by the current senior management team at AMCO for the Transaction and AMCO's recommendation that the Board approve the New Agreements.

    o The commitments of Victory Capital and AMCO to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

In addition to the matters noted above, in their deliberations regarding approval of the New Advisory Agreement, the Board considered the factors discussed below, among others.

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                                                     ADVISORY AGREEMENT(S) |  49

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THE NATURE, EXTENT, AND QUALITY OF SERVICES EXPECTED TO BE PROVIDED BY VICTORY
CAPITAL - The Board considered information provided by Victory Capital regarding its investment philosophy, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition. The Board also considered the capabilities, resources, and personnel of Victory Capital, including senior and other personnel of AMCO who had been extended offers to join Victory Capital, in order to determine whether Victory Capital is capable of providing the same level of investment management services currently provided to each Fund, and also considered the transition and integration plans to move management of the Funds to Victory Capital. The Board recognized that the AMCO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course. The Board considered the resources and infrastructure that Victory Capital intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as Victory Capital's commitment to those programs. The Board also considered the resources that Victory Capital has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs. This review considered the resources available to Victory Capital to provide the services specified under the New Advisory Agreement. The Board considered Victory Capital's financial condition, including the financing of the Transaction, and noted that Victory Capital is expected to be able to provide a high level of service to the Funds and continuously invest and re-invest in its business.

The Board considered that, while it was proposed that Victory Capital would become the investment adviser to the Funds, the same portfolio managers at AMCO that manage the Fixed Income Funds, as well as USAA's Global Multi-Asset team servicing the Cornerstone Funds, Target Retirement Funds (including Target Managed Allocation Fund), Global Managed Volatility Fund, and Managed Allocation Fund, are expected to continue to do so after the Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. The Board determined that it had considered the qualifications of the portfolio managers at AMCO and the subadvisers at its 2018 15(c) Meeting. The Board considered the professional experience,

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50  | USAA ULTRA SHORT-TERM BOND FUND
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education, affiliations and/or other credentials or qualifications of the anticipated portfolio managers at Victory Capital that would manage the Equity Funds(4), Cornerstone Funds, and Target Retirement Funds. The Board noted that the Equity Funds or portions of Equity Funds currently managed by AMCO would be replaced with portfolio managers from Victory Capital.

The Board considered that certain Funds would continue to operate in a manager-of-managers structure Post-Transaction. The Board considered that Victory Capital's experience in allocating assets to, and overseeing the advisory services of, its investment franchises and the Victory Solutions platform, was similar to AMCO's role in allocating assets to and overseeing the advisory services provided by the subadvisers.

The Board considered that the terms and conditions of the New Advisory Agreement are substantially similar to the terms and conditions of the Existing Management Agreements. The Board also considered that the New Subadvisory Agreements are substantially similar to the terms and conditions of the Existing Subadvisory Agreements and that no changes were proposed to the allocation of responsibilities as between Victory Capital and any subadviser, except to the extent that under the New Subadvisory Agreements each subadviser would be responsible for voting proxies with respect to assets allocated to that subadviser, while AMCO currently votes all Fund proxies. The Board considered that Victory Capital also would provide certain administrative, fund accounting, and shareholder servicing services under a separate administration agreement with the Funds. In this connection, the Board considered information on Victory Capital's use of third-party service providers to provide certain sub-administration and sub-accounting services to the Funds.

After review of these and other considerations, the Board concluded that Victory Capital will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by AMCO, and that these services are appropriate in nature and extent in light of the Funds' operations and investor needs.

(4) The Equity Funds include the following Funds: Aggressive Growth Fund, Growth & Income Fund, Income Stock Fund, Global Equity Income Fund, and Precious Metals and Minerals Fund.

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                                                     ADVISORY AGREEMENT(S) |  51

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PERFORMANCE OF THE FUNDS - With respect to the performance of the Funds, the
Board considered its review at the 2018 15(c) Meeting of peer group and benchmark investment performance comparison data relating to each Fund and, if applicable, each subadviser's performance record for similar accounts. The
Board considered that information reviewed at the 2018 15(c) Meeting may be more relevant for those Funds that would retain their current portfolio managers or subadvisers. With respect to the Funds whose portfolio managers would be replaced, the Board considered the performance of funds sponsored and managed by Victory Capital ("Victory Funds") with similar investment objectives and strategies managed by the portfolio managers who would manage the Funds. Based on information presented to the Board at the Meetings and its discussions with Victory Capital, the Board concluded that Victory Capital is capable of generating a level of long-term investment performance that is appropriate in light of each Fund's investment objectives, strategies and restrictions.

FEES TO BE PAID TO VICTORY CAPITAL AND EXPENSES OF THE FUNDS - The Board considered that it had reviewed each Fund's existing advisory fee rate and computation method for calculating such fees at the 2018 15(c) Meeting. The Board considered that the New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees, except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment and apply the resulting performance adjustment across each other class of shares of the Fund. The Board considered that the use of a single designated class to calculate the performance adjustment for each other class of shares of the Fund could mean that shareholders of a class other than the class used to measure the performance adjustment may pay a performance adjustment that is higher or lower than if the adjustment were calculated on a class by class basis, primarily due to the impact of differences in the fees and expenses between share classes on performance. The Board considered that the New Advisory Agreement stipulates that the period for measuring performance for calculating a Fund's performance adjustment begins on the date that Victory Capital begins managing the Fund; therefore, no performance adjustments will be made for the first twelve months of the New Advisory Agreement, consistent with applicable regulations. The Board also considered Victory Capital's contractual commitment under the expense limitation

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52  | USAA ULTRA SHORT-TERM BOND FUND

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agreement ("ELA") to waive fees and/or reimburse expenses for at least two years after the closing of the Transaction, so that each Fund's annual expense ratio (excluding acquired fund fees and expenses, any performance adjustment to a Fund's advisory fee, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to a Fund's advisory fee. The Board considered that the ELA permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment. The Board also considered that Victory Capital and AMCO had represented to the Board that they will use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an "unfair burden" on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Change of Control Event, for so long as the requirements of Section 15(f) of the 1940 Act apply. The Board also considered a comparison of the proposed advisory fees to be paid by each Fund to the advisory fees paid by funds and other accounts managed by Victory Capital deemed to be comparable to the Fund in terms of investment objectives and strategies. The Board considered that, with few exceptions, mostly involving weighted average fees for separate accounts, the advisory fees to be paid by the Funds were lower than the fees paid by these other funds and accounts. The Board concluded that the retention of Victory Capital was unlikely to impose an unfair burden on the Funds because, after the Transaction, none of AMCO, Victory Capital, VCA, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly
(i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Funds (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Funds or their shareholders for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to each Fund, that Victory Capital's advisory fee is fair and reasonable.

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                                                     ADVISORY AGREEMENT(S) |  53

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THE EXTENT TO WHICH VICTORY CAPITAL MAY REALIZE ECONOMIES OF SCALE AS THE FUNDS
GROW LARGER AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF FUND SHAREHOLDERS - The Board considered potential or anticipated economies of scale in relation to the services Victory Capital would provide to each Fund. The Board considered that the New Advisory Agreement includes the same advisory fee breakpoints for the same Funds as the Existing Advisory Agreements. The Board also considered that Victory Capital has contractually agreed to cap the Funds' annual operating expense ratios, pursuant to the ELA, which will remain in effect for at least two years from the closing of the Transaction, and may be extended. The Board also considered Victory Capital's representation that the significant increase in its assets under management Post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Board noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of investment advisory and administrative fees payable to Victory Capital, in the future.

THE PROFITS TO BE REALIZED BY VICTORY CAPITAL AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE TRUST - The Board considered the benefits Victory Capital and its affiliates may derive from their relationship with the Funds, including compensation to be paid to Victory Capital for the provision of certain administrative, fund accounting and shareholder services to the Funds and compensation to be paid to USAA Transfer Agent for the provision of transfer agency services to the Funds. The Board considered the significant investments Victory Capital expected to make to support and grow the USAA member channel and the costs to integrate the USAA Fund business into Victory Capital. The Board also considered Victory Capital's profitability report presented to the board of trustees of the Victory Funds in connection with their most recent 15(c) process. The Board considered Victory Capital's representation that the fully integrated USAA Fund business, including investments to support ongoing growth, was expected to have an overall marginally positive impact on Victory Capital's overall financial profitability. The Board noted the difficulty of accurately projecting profitability under the current circumstance and noted that it would have the opportunity to give further consideration to Victory Capital's profitability with respect to the Funds at the end of the initial two-year term of the New Advisory Agreement.

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54  | USAA ULTRA SHORT-TERM BOND FUND
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FALL-OUT AND OTHER BENEFITS TO VICTORY CAPITAL AND ITS AFFILIATES - The Board
considered the possible fall-out benefits and other types of benefits that may accrue to Victory Capital and its affiliates. The Board noted that the Transaction provides Victory Capital and its affiliates the opportunity to deliver investment products and services to USAA's direct member-based channel. The Board also considered that Victory Capital may derive reputational and other benefits from its ability to use "USAA" and related names in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Victory Capital's assets under management and expand Victory Capital's investment capabilities. This increased size and diversification could facilitate Victory Capital's continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. Victory Capital also would be able to use trading commission credits from the Funds' transactions in securities to "purchase" third party research and execution services to support its investment process. Based on its review, the Board determined that any "fall-out" benefits and other types of benefits that may accrue to Victory Capital are fair and reasonable.

CONCLUSIONS - Based on the foregoing and other relevant considerations, at the Meeting of the Board held on January 15, 2019, the Board, including a majority of the Independent Trustees, acting within its business judgment, (1) concluded that the terms of the New Advisory Agreement are fair and reasonable and that approval of the New Advisory Agreement is in the best interests of each Fund and its respective shareholders, (2) voted to approve the New Advisory Agreement, and (3) voted to recommend approval of the New Advisory Agreement by shareholders of the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis and its determinations were made separately in respect of each Fund. The Board noted some factors may have been more or less important with respect to any particular Fund and that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Advisory Agreement and to recommend approval of the New Advisory Agreement by shareholders of the Funds.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

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ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND THE MANAGER)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the continuation of the
(i) investment advisory agreement between the Trust and AMCO and (ii) investment subadvisory agreements between certain subadvisers and AMCO, which were effective until July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting of the Board of Trustees (the Board) held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.(1)

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies;

(1)At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, upon the closing of the transaction whereby the Manager acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager and the Sub-advisory Agreement with the Subadviser terminated and the new investment advisory agreement between the Trust and Victory Capital went into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are discussed above. Effective June 30, 2019, the Subadviser no longer manages any portion of the Fund.

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56  | USAA ULTRA SHORT-TERM BOND FUND
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(ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager

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                                                     ADVISORY AGREEMENT(S) |  57

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relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

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58  | USAA ULTRA SHORT-TERM BOND FUND
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EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory
Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison

================================================================================

                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

indicated that, among other data, the Fund's performance was above the average of its performance universe and below its Lipper index for the one-year period ended December 31, 2018, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2018, was in the top 40% of its performance universe for the three-year period ended December 31, 2018, and was in the top 30% of its performance universe for the five-year period ended December 31, 2018. The Board took into account management's discussion of the Fund's performance, including the impact of market conditions on the Fund's recent performance.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin for the Manager's business as a whole. The Board also considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure.

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60  | USAA ULTRA SHORT-TERM BOND FUND

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The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment strategy and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

AS OF JULY 1, 2019
TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Jefferson C. Boyce
                                      Dawn M. Hawley
                                      Paul L. McNamara
                                      Richard Y. Newton III
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      David C. Brown
                                      John C. Walters
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     Victory Capital Management Inc.
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       Victory Capital Advisers, Inc.
DISTRIBUTOR                           4900 Tiedeman Road
                                      Brooklyn, Ohio 44144
--------------------------------------------------------------------------------
TRANSFER AGENT                        Victory Capital Transfer Agency, Inc.
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                            State Street Bank and Trust Company
ACCOUNTING AGENT, AND                 P.O. Box 1713
SUB-ADMINISTRATOR                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1700
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the USAA AMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and
(iii) in summary within the Statement of Additional Information on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of monthly portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (beginning with filings after March 31, 2019). Previously, the Fund made its complete schedule of portfolio holdings available after the first and third fiscal quarters in regulatory filings on Form N-Q. The Fund's Forms N-CSR, N-PORT, and N-Q are available at no charge (i) by calling
(800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov.

===============================================================================

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94422-0819


[LOGO OF USAA USAA(R)]
----------------------
     MUTUAL FUNDS

--------------------------------------------------------------------------------
                                                                   June 30, 2019
--------------------------------------------------------------------------------

SEMIANNUAL REPORT

USAA Target Retirement Funds

    INCOME        2020          2030          2040           2050          2060
     FUND         FUND          FUND          FUND           FUND          FUND
     URINX        URTNX         URTRX         URFRX          URFFX         URSIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

SHAREHOLDER VOTING RESULTS                                                     7

FINANCIAL INFORMATION

   Portfolio of Investments                                                    9

   Notes to Portfolio of Investments                                          21

   Financial Statements                                                       24

   Notes to Financial Statements                                              32

   Financial Highlights                                                       63

EXPENSE EXAMPLE                                                               69

ADVISORY AGREEMENT(S)                                                         72

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TARGET RETIREMENT INCOME FUND o

                           ASSET ALLOCATION - 6/30/19
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

FIXED-INCOME FUNDS                                                         68.6%
EQUITY & ALTERNATIVE                                                       30.3%
MONEY MARKET INSTRUMENTS                                                    1.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                            ASSET ALLOCATION* - 6/30/19
                                 (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

FIXED-INCOME FUNDS                                                         52.0%
EQUITY & ALTERNATIVE                                                       47.5%
MONEY MARKET INSTRUMENTS                                                    0.5%

                                   [END CHART]

*Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                            ASSET ALLOCATION* - 6/30/19
                                 (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                       67.3%
FIXED-INCOME FUNDS                                                         32.1%
MONEY MARKET INSTRUMENTS                                                    0.6%

                                   [END CHART]

*Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                            ASSET ALLOCATION - 6/30/19
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                       81.3%
FIXED-INCOME FUNDS                                                         18.2%
MONEY MARKET INSTRUMENTS                                                    0.5%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

4  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                            ASSET ALLOCATION* - 6/30/19
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                       86.1%
FIXED-INCOME FUNDS                                                         13.3%
MONEY MARKET INSTRUMENTS                                                    0.6%

                                   [END CHART]

*Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                         o TARGET RETIREMENT 2060 FUND o

                           ASSET ALLOCATION - 6/30/19
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                       85.8%
FIXED-INCOME FUNDS                                                         12.9%
MONEY MARKET INSTRUMENTS                                                    1.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On April 18, 2019, and on May 8, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust (Trust). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Funds, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Funds, and Victory Capital Management Inc. (Victory Capital), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company (AMCO) was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

                                 NUMBER OF SHARES VOTING
---------------------------------------------------------------------------------------
FUND NAME                               FOR                AGAINST             ABSTAIN
---------------------------------------------------------------------------------------
Target Retirement Income            17,438,238            1,610,625            781,679
Target Retirement 2020              29,093,624            3,209,007          2,371,261
Target Retirement 2030              60,167,182            5,864,190          6,257,073
Target Retirement 2040              65,226,160            8,518,075          8,335,929
Target Retirement 2050              33,888,727            4,720,533          5,356,771
Target Retirement 2060               3,129,993              248,613            710,524

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  7

================================================================================

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940
Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act (Independent Trustee).

                                              NUMBER OF SHARES VOTING
------------------------------------------------------------------------------------------
TRUSTEES                                 FOR                            VOTES WITHHELD
------------------------------------------------------------------------------------------
David C. Brown                      8,299,565,565                        820,887,736
John C. Walters                     8,317,935,885                        802,517,416

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIOS OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND

June 30, 2019 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (68.6%)

              FIXED-INCOME FUNDS (68.6%)
 10,583,519   USAA Government Securities Fund Institutional Shares                                        $104,883
  1,007,406   USAA High Income Fund Institutional Shares                                                     7,979
  5,073,671   USAA Income Fund Institutional Shares                                                         67,327
  5,465,261   USAA Short-Term Bond Fund Institutional Shares                                                50,390
                                                                                                          --------
              Total Fixed-Income Funds (cost: $223,549)                                                    230,579
                                                                                                          --------
              Total Bonds (cost: $223,549)                                                                 230,579
                                                                                                          --------

              EQUITY SECURITIES (30.3%)

              EQUITY & ALTERNATIVE (30.3%)
    263,079   USAA Capital Growth Fund Institutional Shares                                                  2,986
     81,359   USAA Emerging Markets Fund Institutional Shares                                                1,477
  3,013,123   USAA Global Managed Volatility Fund Institutional Shares                                      32,602
    188,653   USAA Growth Fund Institutional Shares                                                          5,929
    205,112   USAA Income Stock Fund Institutional Shares                                                    4,031
    404,398   USAA International Fund Institutional Shares                                                  12,294
     87,345   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                      3,906
    133,978   USAA MSCI International Value Momentum Blend Index ETF                                         6,060
     18,285   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                           933
    149,900   USAA MSCI USA Value Momentum Blend Index ETF                                                   7,683
     62,924   USAA Precious Metals and Minerals Fund Institutional Shares(a)                                   918
     82,596   USAA S&P 500 Index Fund Reward Shares                                                          3,417
    112,058   USAA Small Cap Stock Fund Institutional Shares                                                 1,880
  1,551,631   USAA Target Managed Allocation Fund                                                           16,416
     73,147   USAA Value Fund Institutional Shares                                                           1,413
                                                                                                          --------
              Total Equity & Alternative (cost: $86,416)                                                   101,945
                                                                                                          --------
              Total Equity Securities (cost: $86,416)                                                      101,945
                                                                                                          --------

              MONEY MARKET INSTRUMENTS (1.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)
  3,786,052   State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(b)
                (cost: $3,786)                                                                               3,786
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $313,751)                                                          $336,310
                                                                                                          ========

================================================================================

                                                  PORTFOLIOS OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Fixed-Income Funds                            $230,579                  $-                  $-          $230,579

Equity Securities:
  Equity & Alternative                           101,945                   -                   -           101,945

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             3,786                   -                   -             3,786
------------------------------------------------------------------------------------------------------------------
Total                                           $336,310                  $-                  $-          $336,310
------------------------------------------------------------------------------------------------------------------

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
June 30, 2019 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (52.0%)

              FIXED-INCOME FUNDS (52.0%)
     31,835   USAA Core Intermediate-Term Bond ETF(c)                                                     $  1,631
 14,806,719   USAA Government Securities Fund Institutional Shares                                         146,735
  1,771,718   USAA High Income Fund Institutional Shares                                                    14,032
  6,843,892   USAA Income Fund Institutional Shares                                                         90,818
     10,530   USAA Intermediate-Term Bond Fund Institutional Shares                                            114
  5,554,366   USAA Short-Term Bond Fund Institutional Shares                                                51,211
                                                                                                          --------
              Total Fixed-Income Funds (cost: $289,984)                                                    304,541
                                                                                                          --------
              Total Bonds (cost: $289,984)                                                                 304,541
                                                                                                          --------

              EQUITY SECURITIES (47.5%)

              EQUITY & ALTERNATIVE (47.5%)
    721,752   USAA Capital Growth Fund Institutional Shares                                                  8,192
    143,260   USAA Emerging Markets Fund Institutional Shares                                                2,600
  8,259,174   USAA Global Managed Volatility Fund Institutional Shares                                      89,364
    614,243   USAA Growth Fund Institutional Shares                                                         19,306
    682,307   USAA Income Stock Fund Institutional Shares                                                   13,407
  1,056,958   USAA International Fund Institutional Shares                                                  32,132
    146,361   USAA MSCI Emerging Markets Value Momentum Blend Index ETF(c)                                   6,545
    334,621   USAA MSCI International Value Momentum Blend Index ETF                                        15,136
     53,393   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                         2,723
    410,383   USAA MSCI USA Value Momentum Blend Index ETF                                                  21,035
    110,440   USAA Precious Metals and Minerals Fund Institutional Shares(a)                                 1,611
    263,408   USAA S&P 500 Index Fund Reward Shares                                                         10,897
    313,325   USAA Small Cap Stock Fund Institutional Shares                                                 5,258
  4,127,778   USAA Target Managed Allocation Fund                                                           43,672
    347,469   USAA Value Fund Institutional Shares                                                           6,713
                                                                                                          --------
              Total Equity & Alternative (cost: $229,148)                                                  278,591
                                                                                                          --------
              Total Equity Securities (cost: $229,148)                                                     278,591
                                                                                                          --------

              MONEY MARKET INSTRUMENTS (0.5%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
  2,759,363   State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(b)
                (cost: $2,759)                                                                               2,759
                                                                                                          --------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.0%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
    219,900   Goldman Sachs Financial Square Government Fund Institutional Class, 2.27%(b)
                (cost: $220)                                                                              $    220
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $522,111)                                                          $586,111
                                                                                                          ========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Fixed-Income Funds                            $304,541                  $-                  $-          $304,541

Equity Securities:
  Equity & Alternative                           278,591                   -                   -           278,591

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             2,759                   -                   -             2,759

Short-Term Investment Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                               220                   -                   -               220
------------------------------------------------------------------------------------------------------------------
Total                                           $586,111                  $-                  $-          $586,111
------------------------------------------------------------------------------------------------------------------

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
June 30, 2019 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (67.3%)

              EQUITY & ALTERNATIVE (67.3%)
  2,254,381   USAA Capital Growth Fund Institutional Shares                                             $   25,587
    419,167   USAA Emerging Markets Fund Institutional Shares                                                7,608
 26,116,351   USAA Global Managed Volatility Fund Institutional Shares                                     282,579
  2,090,806   USAA Growth Fund Institutional Shares                                                         65,714
  2,237,731   USAA Income Stock Fund Institutional Shares                                                   43,971
  3,208,921   USAA International Fund Institutional Shares                                                  97,551
    432,058   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                     19,322
    978,123   USAA MSCI International Value Momentum Blend Index ETF                                        44,242
    197,114   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                        10,053
  1,249,544   USAA MSCI USA Value Momentum Blend Index ETF(c)                                               64,047
    249,586   USAA Precious Metals and Minerals Fund Institutional Shares(a)                                 3,642
    866,606   USAA S&P 500 Index Fund Reward Shares                                                         35,852
  1,021,649   USAA Small Cap Stock Fund Institutional Shares                                                17,143
 12,954,616   USAA Target Managed Allocation Fund                                                          137,060
  1,767,713   USAA Value Fund Institutional Shares                                                          34,152
                                                                                                        ----------
              Total Equity & Alternative (cost: $747,635)                                                  888,523
                                                                                                        ----------
              Total Equity Securities (cost: $747,635)                                                     888,523
                                                                                                        ----------

              BONDS (32.1%)

              FIXED-INCOME FUNDS (32.1%)
     98,632   USAA Core Intermediate-Term Bond ETF(c)                                                        5,054
 21,800,314   USAA Government Securities Fund Institutional Shares                                         216,041
  3,487,535   USAA High Income Fund Institutional Shares                                                    27,621
  9,050,727   USAA Income Fund Institutional Shares                                                        120,103
     22,634   USAA Intermediate-Term Bond Fund Institutional Shares                                            244
  5,837,565   USAA Short-Term Bond Fund Institutional Shares                                                53,823
                                                                                                        ----------
              Total Fixed-Income Funds (cost: $400,886)                                                    422,886
                                                                                                        ----------
              Total Bonds (cost: $400,886)                                                                 422,886
                                                                                                        ----------

              MONEY MARKET INSTRUMENTS (0.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
  7,495,713   State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(b)
                (cost: $7,496)                                                                               7,496
                                                                                                        ----------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
  1,590,250   HSBC U.S. Government Money Market Fund Class I, 2.27%(b)
                (cost: $1,590)                                                                          $    1,590
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,157,607)                                                      $1,320,495
                                                                                                        ==========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                            LEVEL 1            LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                         $  888,523                 $-                  $-        $  888,523

Bonds:
  Fixed-Income Funds                              422,886                  -                   -           422,886

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                              7,496                  -                   -             7,496

Short-Term Investment Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                              1,590                  -                   -             1,590
------------------------------------------------------------------------------------------------------------------
Total                                          $1,320,495                 $-                  $-        $1,320,495
------------------------------------------------------------------------------------------------------------------

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
June 30, 2019 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (81.3%)

              EQUITY & ALTERNATIVE (81.3%)
  3,036,970   USAA Capital Growth Fund Institutional Shares                                             $   34,470
    585,794   USAA Emerging Markets Fund Institutional Shares                                               10,632
 35,203,362   USAA Global Managed Volatility Fund Institutional Shares                                     380,900
  2,814,710   USAA Growth Fund Institutional Shares                                                         88,466
  2,977,278   USAA Income Stock Fund Institutional Shares                                                   58,503
  4,444,629   USAA International Fund Institutional Shares                                                 135,117
    578,083   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                     25,852
  1,312,882   USAA MSCI International Value Momentum Blend Index ETF                                        59,384
    253,894   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                        12,949
  1,742,691   USAA MSCI USA Value Momentum Blend Index ETF                                                  89,324
    277,582   USAA Precious Metals and Minerals Fund Institutional Shares(a)                                 4,050
  1,162,419   USAA S&P 500 Index Fund Reward Shares                                                         48,089
  1,430,206   USAA Small Cap Stock Fund Institutional Shares                                                23,999
 17,446,156   USAA Target Managed Allocation Fund                                                          184,580
  2,393,505   USAA Value Fund Institutional Shares                                                          46,243
                                                                                                        ----------
              Total Equity & Alternative (cost: $1,005,609)                                              1,202,558
                                                                                                        ----------
              Total Equity Securities (cost: $1,005,609)                                                 1,202,558
                                                                                                        ----------

              BONDS (18.2%)

              FIXED-INCOME FUNDS (18.2%)
     76,293   USAA Core Intermediate-Term Bond ETF                                                           3,909
 14,561,891   USAA Government Securities Fund Institutional Shares                                         144,308
  2,897,973   USAA High Income Fund Institutional Shares                                                    22,952
  5,624,782   USAA Income Fund Institutional Shares                                                         74,641
     16,315   USAA Intermediate-Term Bond Fund Institutional Shares                                            176
  2,614,150   USAA Short-Term Bond Fund Institutional Shares                                                24,103
                                                                                                        ----------
              Total Fixed-Income Funds (cost: $255,347)                                                    270,089
                                                                                                        ----------
              Total Bonds (cost: $255,347)                                                                 270,089
                                                                                                        ----------

              MONEY MARKET INSTRUMENTS (0.5%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
  7,438,687   State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(b)
                (cost: $7,439)                                                                               7,439
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,268,395)                                                      $1,480,086
                                                                                                        ==========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                        $1,202,558                  $-                  $-        $1,202,558

Bonds:
  Fixed-Income Funds                             270,089                   -                   -           270,089

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             7,439                   -                   -             7,439
------------------------------------------------------------------------------------------------------------------
Total                                         $1,480,086                  $-                  $-        $1,480,086
------------------------------------------------------------------------------------------------------------------

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
June 30, 2019 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (86.1%)

              EQUITY & ALTERNATIVE (86.1%)
  1,836,535   USAA Capital Growth Fund Institutional Shares                                               $ 20,845
    420,712   USAA Emerging Markets Fund Institutional Shares                                                7,636
 21,459,532   USAA Global Managed Volatility Fund Institutional Shares                                     232,192
  1,717,216   USAA Growth Fund Institutional Shares                                                         53,972
  1,783,187   USAA Income Stock Fund Institutional Shares                                                   35,040
  2,724,392   USAA International Fund Institutional Shares                                                  82,821
    357,400   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                     15,983
    798,656   USAA MSCI International Value Momentum Blend Index ETF                                        36,125
    170,557   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                         8,698
  1,038,466   USAA MSCI USA Value Momentum Blend Index ETF(c)                                               53,228
    155,949   USAA Precious Metals and Minerals Fund Institutional Shares(a)                                 2,275
    694,175   USAA S&P 500 Index Fund Reward Shares                                                         28,718
    890,936   USAA Small Cap Stock Fund Institutional Shares                                                14,950
 10,548,026   USAA Target Managed Allocation Fund                                                          111,598
  1,423,425   USAA Value Fund Institutional Shares                                                          27,501
                                                                                                          --------
              Total Equity & Alternative (cost: $615,986)                                                  731,582
                                                                                                          --------
              Total Equity Securities (cost: $615,986)                                                     731,582
                                                                                                          --------

              BONDS (13.3%)

              FIXED-INCOME FUNDS (13.3%)
     19,425   USAA Core Intermediate-Term Bond ETF                                                             995
  6,920,376   USAA Government Securities Fund Institutional Shares                                          68,581
    265,043   USAA High Income Fund Institutional Shares                                                     2,099
  2,478,127   USAA Income Fund Institutional Shares                                                         32,885
     12,471   USAA Intermediate-Term Bond Fund Institutional Shares                                            135
    947,507   USAA Short-Term Bond Fund Institutional Shares                                                 8,736
                                                                                                          --------
              Total Fixed-Income Funds (cost: $109,109)                                                    113,431
                                                                                                          --------
              Total Bonds (cost: $109,109)                                                                 113,431
                                                                                                          --------

              MONEY MARKET INSTRUMENTS (0.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
  5,343,116   State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(b)
                (cost: $5,343)                                                                               5,343
                                                                                                          --------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
    622,400   Goldman Sachs Financial Square Government Fund Institutional Class, 2.27%(b)                $    622
     90,000   HSBC U.S. Government Money Market Fund Class I, 2.27%(b)                                          90
                                                                                                          --------
              Total Government & U.S. Treasury Money Market Funds (cost: $712)                                 712
                                                                                                          --------
              Total Short-Term Investments Purchased with Cash Collateral from Securities
                Loaned (cost: $712)                                                                            712
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $731,150)                                                          $851,068
                                                                                                          ========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                          $731,582                  $-                  $-          $731,582

Bonds:
  Fixed-Income Funds                             113,431                   -                   -           113,431

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             5,343                   -                   -             5,343

Short-Term Investments Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                               712                   -                   -               712
------------------------------------------------------------------------------------------------------------------
Total                                           $851,068                  $-                  $-          $851,068
------------------------------------------------------------------------------------------------------------------

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND
June 30, 2019 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (85.8%)

              EQUITY & ALTERNATIVE (85.8%)
    222,895   USAA Capital Growth Fund Institutional Shares                                              $   2,530
     55,164   USAA Emerging Markets Fund Institutional Shares                                                1,001
  2,744,983   USAA Global Managed Volatility Fund Institutional Shares                                      29,701
    210,876   USAA Growth Fund Institutional Shares                                                          6,628
    224,233   USAA Income Stock Fund Institutional Shares                                                    4,406
    331,256   USAA International Fund Institutional Shares                                                  10,070
     44,420   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                      1,986
    113,568   USAA MSCI International Value Momentum Blend Index ETF                                         5,137
     22,395   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                         1,142
    131,761   USAA MSCI USA Value Momentum Blend Index ETF                                                   6,754
     19,382   USAA Precious Metals and Minerals Fund Institutional Shares(a)                                   283
     87,004   USAA S&P 500 Index Fund Reward Shares                                                          3,599
    120,083   USAA Small Cap Stock Fund Institutional Shares                                                 2,015
  1,352,744   USAA Target Managed Allocation Fund                                                           14,312
    186,263   USAA Value Fund Institutional Shares                                                           3,599
                                                                                                         ---------
              Total Equity & Alternative (cost: $87,137)                                                    93,163
                                                                                                         ---------
              Total Equity Securities (cost: $87,137)                                                       93,163
                                                                                                         ---------

              BONDS (12.9%)

              FIXED-INCOME FUNDS (12.9%)
    870,139   USAA Government Securities Fund Institutional Shares                                           8,623
     25,312   USAA High Income Fund Institutional Shares                                                       200
    304,212   USAA Income Fund Institutional Shares                                                          4,037
        816   USAA Intermediate-Term Bond Fund Institutional Shares                                              9
    120,035   USAA Short-Term Bond Fund Institutional Shares                                                 1,107
                                                                                                         ---------
              Total Fixed-Income Funds (cost: $13,458)                                                      13,976
                                                                                                         ---------
              Total Bonds (cost: $13,458)                                                                   13,976
                                                                                                         ---------

              MONEY MARKET INSTRUMENTS (1.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.2%)
  1,370,283   State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(b)
                (cost: $1,370)                                                                              1,370
                                                                                                         --------

              TOTAL INVESTMENTS (COST: $101,965)                                                         $108,509
                                                                                                         ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                          $ 93,163                  $-                  $-          $ 93,163

Bonds:
  Fixed-Income Funds                              13,976                   -                   -            13,976

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             1,370                   -                   -             1,370
------------------------------------------------------------------------------------------------------------------
Total                                           $108,509                  $-                  $-          $108,509
------------------------------------------------------------------------------------------------------------------

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    At June 30, 2019, the Funds' investments in foreign securities were as listed below:

                               TARGET     TARGET     TARGET     TARGET     TARGET     TARGET
                               INCOME      2020       2030       2040       2050       2060
--------------------------------------------------------------------------------------------
   Investments in
     foreign securities         7.1%       9.6%      12.8%      15.6%      16.8%      16.8%

    The underlying USAA Funds in which the Funds invest are managed by USAA Asset Management Company, an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund, the Institutional Shares of the other USAA Mutual Funds Trust and the series of the USAA ETF Trust.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

o   SPECIFIC NOTES

    (a)  Non-income-producing security.
    (b) Rate represents the money market fund annualized seven-day yield at June 30, 2019.
    (c) The security, or a portion thereof, was out on loan as of June 30, 2019.

See accompanying notes to financial statements.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

                       This Page Intentionally Left Blank

================================================================================

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2019 (unaudited)


                                                                                  USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------------------
                                                                                             INCOME FUND
--------------------------------------------------------------------------------------------------------
ASSETS
   Investments in affiliated underlying funds, at market value
      (cost of $309,965, $519,132, $1,148,521, $1,260,956, $725,095,
      and $100,595, respectively)                                                               $332,524
   Investments in unaffiliated securities, at market value (including securities on loan $0, $214, $1,558, $0, $702, and $0, respectively) (cost of
      $3,786, $2,979, $9,086, $7,439, $6,055, and $1,370, respectively)                            3,786
   Receivables:
      Capital shares sold                                                                             33
      USAA Asset Management Company (Note 6)                                                           -
      Dividends from affiliated underlying funds                                                     314
      Interest                                                                                         7
      Other                                                                                            -
                                                                                                --------
         Total assets                                                                            336,664
                                                                                                --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                 -
      Securities purchased                                                                           314
      Capital shares redeemed                                                                         48
   Other accrued expenses and payables                                                                37
                                                                                                --------
         Total liabilities                                                                           399
                                                                                                --------
               Net assets applicable to capital shares outstanding                              $336,265
                                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                              $309,956
   Distributable earnings                                                                         26,309
                                                                                                --------
               Net assets applicable to capital shares outstanding                              $336,265
                                                                                                ========
   Capital shares outstanding, no par value                                                       29,402
                                                                                                ========
   Net asset value, redemption price, and offering price per share                              $  11.44
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                           USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------------------
   2020 FUND              2030 FUND              2040 FUND              2050 FUND              2060 FUND
--------------------------------------------------------------------------------------------------------
    $583,132             $1,311,409             $1,472,647               $845,013               $107,139

       2,979                 9,086                   7,439                  6,055                  1,370

          76                   564                     174                    208                    103

           -                     -                       -                      -                     34

         399                   548                     334                    153                     19

           3                     8                      16                     10                      2

           -                     -                       -                      1                      -
--------------------------------------------------------------------------------------------------------
     586,589             1,321,615               1,480,610                851,440                108,667
--------------------------------------------------------------------------------------------------------

         220                 1,590                       -                    712                      -
         399                   548                     334                    153                     19
          80                   215                     421                    514                     25
          36                    57                      56                     57                     35
--------------------------------------------------------------------------------------------------------
         735                 2,410                     811                  1,436                     79
--------------------------------------------------------------------------------------------------------
    $585,854            $1,319,205              $1,479,799               $850,004               $108,588
========================================================================================================

    $500,543            $1,104,798              $1,201,897               $693,523               $ 98,747
      85,311               214,407                 277,902                156,481                  9,841
--------------------------------------------------------------------------------------------------------
    $585,854            $1,319,205              $1,479,799               $850,004               $108,588
========================================================================================================
      47,308                99,634                 110,370                 62,768                  8,682
========================================================================================================
    $  12.38            $    13.24              $    13.41               $  13.54               $  12.51
========================================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited)

                                                                                  USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------------------
                                                                                             INCOME FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                         $ 3,567
   Interest                                                                                           21
   Securities lending (net)                                                                            1
                                                                                                 -------
      Total income                                                                                 3,589
                                                                                                 -------
EXPENSES
   Custody and accounting fees                                                                        32
   Postage                                                                                            10
   Shareholder reporting fees                                                                          4
   Trustees' fees                                                                                     18
   Registration fees                                                                                  27
   Professional fees                                                                                  32
   Other                                                                                               9
                                                                                                 -------
            Total expenses                                                                           132
                                                                                                 -------
   Expenses reimbursed                                                                                 -
                                                                                                 -------
            Net expenses                                                                             132
                                                                                                 -------
NET INVESTMENT INCOME                                                                              3,457
                                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
   Sales of affiliated underlying funds                                                              801
   Change in net unrealized appreciation/(depreciation) of affiliated
      underlying funds                                                                            20,871
                                                                                                 -------
            Net realized and unrealized gain                                                      21,672
                                                                                                 -------
  Increase in net assets resulting from operations                                               $25,129
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                           USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------------------
   2020 FUND              2030 FUND              2040 FUND              2050 FUND              2060 FUND
--------------------------------------------------------------------------------------------------------
     $ 5,144               $  8,354               $  6,881                $ 3,279                $   410
          18                     68                     82                     60                     11
           -                      1                      5                      1                      -
--------------------------------------------------------------------------------------------------------
       5,162                  8,423                  6,968                  3,340                    421
--------------------------------------------------------------------------------------------------------

          33                     38                     36                     33                     29
          12                     30                     35                     26                      7
           7                     17                     20                     14                      2
          18                     18                     18                     18                     18
          27                     36                     36                     31                     31
          32                     37                     37                     37                     32
          10                     11                     11                     10                      9
--------------------------------------------------------------------------------------------------------
         139                    187                    193                    169                    128
--------------------------------------------------------------------------------------------------------
           -                      -                      -                      -                    (78)
--------------------------------------------------------------------------------------------------------
         139                    187                    193                    169                     50
--------------------------------------------------------------------------------------------------------
       5,023                  8,236                  6,775                  3,171                    371
--------------------------------------------------------------------------------------------------------

       4,634                  6,344                  7,121                  3,511                   (141)

      43,948                122,652                155,637                 92,554                 11,793
--------------------------------------------------------------------------------------------------------
      48,582                128,996                162,758                 96,065                 11,652
--------------------------------------------------------------------------------------------------------
     $53,605               $137,232               $169,533                $99,236                $12,023
========================================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2019 (unaudited), and year ended
December 31, 2018

                                                                                  USAA TARGET RETIREMENT
                                                                                ------------------------
                                                                                       INCOME FUND
                                                                                ------------------------
                                                                                6/30/2019     12/31/2018
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                        $   3,457       $  8,623
   Net realized gain (loss) on sales of affiliated underlying funds                   801          9,297
   Net realized gain on capital gain distributions from affiliated
      underlying funds                                                                  -          3,935
   Change in net unrealized appreciation/(depreciation) of
      affiliated underlying funds                                                  20,871        (31,905)
                                                                                ------------------------
      Increase (decrease) in net assets resulting from operations                  25,129        (10,050)
                                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS                                                             (3,157)       (19,060)
                                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                       23,548         52,125
   Reinvested dividends                                                             3,120         18,863
   Cost of shares redeemed                                                        (31,171)       (72,948)
                                                                                ------------------------
      Increase (decrease) in net assets from capital share
         transactions                                                              (4,503)        (1,960)
                                                                                ------------------------
Net increase (decrease) in net assets                                              17,469        (31,070)
                                                                                ------------------------
NET ASSETS
   Beginning of period                                                            318,796        349,866
                                                                                ------------------------
   End of period                                                                $ 336,265       $318,796
                                                                                ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                      2,103          4,525
   Shares issued for dividends reinvested                                             276          1,719
   Shares redeemed                                                                 (2,799)        (6,359)
                                                                                ------------------------
      Increase (decrease) in shares outstanding                                      (420)          (115)
                                                                                ========================

See accompanying notes to financial statements.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                      USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------
                     2020 FUND                                       2030 FUND
--------------------------------------------------------------------------------------------
        6/30/2019                 12/31/2018            6/30/2019                 12/31/2018
--------------------------------------------------------------------------------------------

         $  5,023                   $ 14,446           $    8,236                 $   28,747
            4,634                     27,861                6,344                     51,913

                -                     11,330                    -                     34,688

           43,948                    (82,699)             122,652                   (205,485)
--------------------------------------------------------------------------------------------
           53,605                    (29,062)             137,232                    (90,137)
--------------------------------------------------------------------------------------------

                -                    (44,523)                   -                    (95,056)
--------------------------------------------------------------------------------------------

           24,534                     60,443               69,257                    139,251
                -                     44,322                    1                     94,862
          (46,439)                   (94,609)             (70,849)                  (151,749)
--------------------------------------------------------------------------------------------

          (21,905)                    10,156               (1,591)                    82,364
--------------------------------------------------------------------------------------------
           31,700                    (63,429)             135,641                   (102,829)
--------------------------------------------------------------------------------------------

          554,154                    617,583            1,183,564                  1,286,393
--------------------------------------------------------------------------------------------
         $585,854                   $554,154           $1,319,205                 $1,183,564
============================================================================================

            2,050                      4,732                5,433                     10,136
                -                      3,837                    -                      7,770
           (3,887)                    (7,434)              (5,549)                   (11,104)
--------------------------------------------------------------------------------------------
           (1,837)                     1,135                 (116)                     6,802
============================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS) (CONTINUED)

Six-month period ended June 30, 2019 (unaudited), and year ended
December 31, 2018

                                                                                  USAA TARGET RETIREMENT
                                                                               -------------------------
                                                                                        2040 FUND
                                                                               -------------------------
                                                                                6/30/2019     12/31/2018
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                       $   6,775      $   29,609
   Net realized gain (loss) on sales of affiliated underlying funds                 7,121         70,540
   Net realized gain on capital gain distributions from affiliated
      underlying funds                                                                  -         46,563
   Change in net unrealized appreciation/(depreciation) of
      affiliated underlying funds                                                 155,637       (268,528)
                                                                               -------------------------
      Increase (decrease) in net assets resulting from operations                 169,533       (121,816)
                                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS                                                                  -       (121,300)
                                                                               -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                       76,613        149,298
   Reinvested dividends                                                                 -        121,220
   Cost of shares redeemed                                                        (76,675)      (141,142)
                                                                               -------------------------
      Increase (decrease) in net assets from capital share
         transactions                                                                 (62)       129,376
                                                                               -------------------------
   Net increase (decrease) in net assets                                          169,471       (113,740)
                                                                               -------------------------
NET ASSETS
   Beginning of period                                                          1,310,328      1,424,068
                                                                               -------------------------
   End of period                                                               $1,479,799     $1,310,328
                                                                               =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                      5,953         10,559
   Shares issued for dividends reinvested                                               -          9,864
   Shares redeemed                                                                 (5,947)       (10,010)
                                                                               -------------------------
      Increase (decrease) in shares outstanding                                         6         10,413
                                                                               =========================

See accompanying notes to financial statements.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                      USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------
                     2050 FUND                                       2060 FUND
--------------------------------------------------------------------------------------------
        6/30/2019                 12/31/2018            6/30/2019                 12/31/2018
--------------------------------------------------------------------------------------------

         $  3,171                   $ 15,866             $    371                   $  1,784
            3,511                     39,416                 (141)                       989

                -                     28,250                    -                      3,276

           92,554                   (157,012)              11,793                    (14,926)
--------------------------------------------------------------------------------------------
           99,236                    (73,480)              12,023                     (8,877)
--------------------------------------------------------------------------------------------

                -                    (69,927)                   -                     (4,012)
--------------------------------------------------------------------------------------------

           54,898                    104,037               17,562                     32,589
                -                     69,884                    -                      4,009
          (45,579)                   (93,986)              (8,400)                   (13,905)
--------------------------------------------------------------------------------------------

            9,319                     79,935                9,162                     22,693
--------------------------------------------------------------------------------------------
          108,555                    (63,472)              21,185                      9,804
--------------------------------------------------------------------------------------------

          741,449                    804,921               87,403                     77,599
--------------------------------------------------------------------------------------------
         $850,004                   $741,449             $108,588                   $ 87,403
============================================================================================

            4,233                      7,252                1,466                      2,567
                -                      5,641                    -                        355
           (3,504)                    (6,553)                (697)                    (1,101)
--------------------------------------------------------------------------------------------
              729                      6,340                  769                      1,821
============================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target
2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (each, a Fund and collectively, the Funds) qualify as registered investment companies under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Funds, which are classified as diversified under the 1940 Act and are authorized to issue an unlimited number of shares. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative, fixed-income, and ultra-short mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Funds, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

agent to the Funds, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Funds approved a new investment advisory agreement between the Trust, on behalf of the Funds, and Victory Capital, an independent investment management company. In addition, shareholders of the Funds also elected the following two new directors to the Board of the Trust to serve upon the closing of the
Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John
C. Walters, to serve as an Independent Trustee. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board. The Funds utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    2. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

        valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

    3. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straightline method for short-term securities.

D. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended June 30, 2019, the Funds did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

For the six-month period ended June 30, 2019, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by the funds of the Trusts are as follows:

                       TARGET       TARGET       TARGET       TARGET       TARGET        TARGET
                       INCOME        2020         2030         2040         2050          2060
-----------------------------------------------------------------------------------------------
Fees paid                $1          $2           $5            $6           $3            $0
% of total fees         0.4%        0.7%         1.5%          1.7%         1.0%          0.1%

The Funds had no borrowings under this agreement during the six-month period ended June 30, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Funds' tax year-end of December 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2018, the post October capital losses deferred to January 1, 2019 were as follows:

FUND                                                                    CAPITAL LOSSES
--------------------------------------------------------------------------------------
Target Income                                                             $ (54,000)
Target 2030                                                                (322,000)
Target 2040                                                                (329,000)
Target 2050                                                                 (75,000)

As of June 30, 2019, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

Gross unrealized appreciation and depreciation of investments as of June 30, 2019, and resulting net unrealized appreciation were as follows (in thousands):

                        TARGET         TARGET         TARGET         TARGET         TARGET         TARGET
                        INCOME          2020           2030           2040           2050           2060
---------------------------------------------------------------------------------------------------------
Unrealized
  appreciation         $23,643        $67,204       $172,861       $225,161       $128,108         $7,543
Unrealized
  depreciation           1,084          3,204          9,973         13,470          8,190            999
---------------------------------------------------------------------------------------------------------
Net                    $22,559        $64,000       $162,888       $211,691       $119,918         $6,544
---------------------------------------------------------------------------------------------------------

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2019, were as follows (in thousands):

                        TARGET         TARGET         TARGET         TARGET         TARGET         TARGET
                        INCOME          2020           2030           2040           2050           2060
---------------------------------------------------------------------------------------------------------
Cost of purchases      $ 7,479        $16,330        $46,367        $52,788        $39,711        $11,445
Proceeds from
  sales/maturities      14,267         34,582         44,910         49,215         28,289          2,190

(5) SECURITIES LENDING

The Funds, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of each of the Funds' securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Funds' Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At June 30, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

                      VALUE OF SECURITIES          NON CASH COLLATERAL           CASH COLLATERAL
FUND                       ON LOAN                      RECEIVED                    RECEIVED
------------------------------------------------------------------------------------------------
Target 2020             $  214,000                        $-                      $  220,000
Target 2030              1,558,000                         -                       1,590,000
Target 2050                702,000                         -                         712,000

(6) AGREEMENTS WITH MANAGER

ADVISORY AGREEMENT - The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Board has approved the billing of these expenses to the Funds. These expenses are included in the professional

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

fees on the Funds' Statements of Operations and, for the six-month period ended June 30, 2019, were as follows (in thousands):

                        TARGET         TARGET         TARGET         TARGET         TARGET         TARGET
                        INCOME          2020           2030           2040           2050           2060
---------------------------------------------------------------------------------------------------------
Compliance and
  legal services          $1             $2             $5             $6             $3             $3

PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

EXPENSE LIMITATION - The Manager agreed, through April 30, 2020, to limit the total annual operating expenses of Target 2060 to 0.10% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse Target 2060 for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through April 30, 2020, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2019, Target 2060 incurred reimbursable expenses of $78,000, of which $34,000 was receivable from the Manager.

TRANSFER AGENCY AGREEMENT - SAS, an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no fee or other compensation for these services. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

received any compensation from the Funds. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION.

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Funds do not invest in the affiliated underlying USAA Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the affiliated underlying USAA Funds' net assets. The affiliated underlying funds' annual or semiannual reports may be viewed at usaa.com. At June 30, 2019, the Funds owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

                                  TARGET        TARGET        TARGET        TARGET        TARGET         TARGET
    AFFILIATED USAA FUND          INCOME         2020          2030          2040          2050           2060
    -----------------------------------------------------------------------------------------------------------
    Capital Growth
      Fund Institutional
      Shares                       0.3%          0.9%          2.7%          3.7%          2.2%           0.3%
    Core Intermediate-
      Term Bond ETF                  -           0.6           1.9           1.4           0.4              -
    Emerging Markets
      Fund Institutional
      Shares                       0.2           0.3           0.9           1.3             1            0.1
    Global Managed
      Volatility Fund
      Institutional Shares         3.1           8.4          26.7            36          21.9            2.8
    Government Securities
      Fund Institutional
      Shares                       9.6          13.5          19.8          13.2           6.3            0.8
    Growth Fund
      Institutional Shares         0.2           0.7           2.3           3.1           1.9            0.2
    High Income Fund
      Institutional Shares         0.4           0.7           1.3           1.1           0.1              -*
    Income Fund
      Institutional Shares         0.8           1.1           1.4           0.9           0.4              -*
    Income Stock Fund
      Institutional Shares         0.1           0.5           1.5             2           1.2            0.2

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

                                  TARGET        TARGET        TARGET        TARGET        TARGET         TARGET
    AFFILIATED USAA FUND          INCOME         2020          2030          2040          2050           2060
    -----------------------------------------------------------------------------------------------------------
    Intermediate-Term
      Bond Fund
      Institutional Shares             -%            -%*           -%*           -%*           -%*            -%*
    International Fund
      Institutional Shares           0.3           0.8           2.5           3.5           2.1            0.3
    MSCI Emerging
      Markets Value
      Momentum Blend
      Index ETF                      2.2           3.6          10.7          14.3           8.8            1.1
    MSCI International
      Value Momentum
      Blend Index ETF                1.9           4.7          13.7          18.4          11.2            1.6
    MSCI USA Small Cap
      Value Momentum
      Blend Index ETF                0.9           2.5           9.4          12.1           8.1            1.1
    MSCI USA Value
      Momentum Blend
      Index ETF                      1.7           4.6            14          19.5          11.6            1.5
    Precious Metals and
      Minerals Fund
      Institutional Shares           0.2           0.3           0.6           0.7           0.4              -*
    S&P 500 Index
      Fund Reward Shares               -*          0.1           0.5           0.6           0.4              -*
    Short-Term Bond
      Fund Institutional
      Shares                         1.6           1.7           1.8           0.8           0.3              -*
    Small Cap Stock
      Fund Institutional
      Shares                         0.1           0.3           1.1           1.5           0.9            0.1
    Target Managed
      Allocation Fund
      Institutional Shares           3.1           8.3          26.1          35.1          21.2            2.7
    Value Fund
      Institutional Shares             -*            -*            -*            -*            -*             -*

     *Represents less than 0.1%.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA funds as of June 30, 2019 (in thousands):

TARGET INCOME:

                                                                                    CHANGE
                                                                                    IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Capital
  Growth Fund
  Institutional
  Shares            $ 2,909       $     -    $     -   $     -        $-          $         77      $       -  $    2,986
Emerging
  Markets Fund
  Institutional
  Shares                  -           322          -       (49)        -                   265          1,583       1,477
Global Managed
  Volatility Fund         -         2,668          -      (112)        -                 4,382         31,000      32,602
Government
  Securities Fund
  Institutional
  Shares              1,303         1,510      1,303       (55)        -                 3,323        101,822     104,883
Growth Fund
  Institutional
  Shares                  -         1,097          -       355         -                   812          5,859       5,929
High Income
  Fund
  Institutional
  Shares                229           445        229        (5)        -                   513          7,687       7,979
Income Fund
  Institutional
  Shares              1,083         2,100      1,083       (73)        -                 3,943         64,474      67,327
Income Stock
  Fund
  Institutional
  Shares                134             -         47         -         -                   471          3,426       4,031
International
  Fund
  Institutional
  Shares                  -         2,637          -      (257)        -                 2,055         13,133      12,294

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

                                                                                    CHANGE
                                                                                    IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
MSCI Emerging
  Markets Value
  Momentum
  Blend Index
  ETF                $    -       $     -     $   10    $    -        $-               $   261       $  3,645    $  3,906
MSCI
  International
  Value Momentum
  Blend Index ETF         -             -         95         -         -                   505          5,555       6,060
MSCI USA Small
  Cap Value
  Momentum
  Blend Index
  ETF                     -             -          5         -         -                   103            830         933
MSCI USA
  Value Momentum
  Blend Index ETF         -             -         59         -         -                   928          6,755       7,683
Precious Metals
  and Minerals
  Fund
  Institutional
  Shares                822             -          -         -         -                    96              -         918
S&P 500 Index
  Fund Reward
  Shares                 30             -         30         -         -                   503          2,884       3,417
Short-Term Bond
  Fund Institutional
  Shares                707           162        707        (1)        -                   924         48,922      50,390
Small Cap
  Stock Fund
  Institutional
  Shares                262             -          -         -         -                   260          1,358       1,880
Target Managed
  Allocation Fund         -           825          -       (85)        -                 2,113         15,213      16,416
Value Fund
  Institutional
  Shares                  -         2,501          -     1,083         -                  (663)         3,494       1,413
-------------------------------------------------------------------------------------------------------------------------
TOTAL                $7,479       $14,267     $3,568    $  801        $-               $20,871       $317,640    $332,524
-------------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2020:

                                                                                    CHANGE
                                                                                    IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(A)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Capital
  Growth
  Fund
  Institutional
  Shares           $  8,001      $      -   $      -    $    -        $-           $       191      $       -    $  8,192
Core
  Intermediate-
  Term Bond
  ETF                     -             -         24         -         -                   100          1,531       1,631
Emerging
  Markets
  Fund
  Institutional
  Shares                  -           572          -       (20)        -                   409          2,783       2,600
Global
  Managed
  Volatility Fund         -         5,153          -      (159)        -                11,709         82,967      89,364
Government
  Securities Fund
  Institutional
  Shares              1,825         1,142      1,825       (20)        -                 4,608        141,464     146,735
Growth Fund
  Institutional
  Shares                  -         4,379          -     1,210         -                 2,754         19,721      19,306
High Income
  Fund
  Institutional
  Shares                416           949        416        26         -                   879         13,660      14,032
Income Fund
  Institutional
  Shares              1,473         3,044      1,472       (47)        -                 5,328         87,108      90,818
Income Stock
  Fund
  Institutional
  Shares              1,896           817        158       (33)        -                 1,669         10,692      13,407
Intermediate-
  Term Bond Fund
  Institutional
  Shares                  2             -          2         -         -                     7            105         114

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

                                                                                    CHANGE
                                                                                    IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
International
  Fund
  Institutional
  Shares           $      -      $  6,609   $      -    $  647        $-           $     4,101      $  33,993   $  32,132
MSCI Emerging
  Markets Value
  Momentum
  Blend Index
  ETF                     -             -         17         -         -                   437          6,108       6,545
MSCI
  International
  Value
  Momentum
  Blend Index
  ETF                     -             -        237         -         -                 1,263         13,873      15,136
MSCI USA
  Small Cap
  Value
  Momentum
  Blend Index
  ETF                     -             -        15          -         -                   299         2,424        2,723
MSCI USA
  Value
  Momentum
  Blend Index
  ETF                     -             -       162          -         -                 2,543        18,492       21,035
Precious Metals
  and Minerals
  Fund
  Institutional
  Shares              1,443             -         -          -         -                   168             -        1,611
S&P 500 Index
  Fund Reward
  Shares                 98           583        98         13         -                 1,668          9,701      10,897
Short-Term
  Bond Fund
  Institutional
  Shares                718             -       718          -         -                   936         49,557      51,211

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Small Cap Stock
  Fund
  Institutional
  Shares            $   458       $   578     $    -    $   55        $-               $   804       $  4,519    $  5,258
Target Managed
  Allocation Fund         -         2,142          -      (220)        -                 5,610         40,424      43,672
Value Fund
  Institutional Shares    -         8,614          -     3,182         -                (1,535)        13,680       6,713
-------------------------------------------------------------------------------------------------------------------------
TOTAL               $16,330       $34,582     $5,144    $4,634        $-               $43,948       $552,802    $583,132
-------------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

TARGET 2030:

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Capital
  Growth
  Fund
  Institutional
  Shares            $25,002      $      -   $      -    $    -         $-          $       585      $       -   $  25,587
Core
  Intermediate-
  Term Bond
  ETF                     -             -         74         -          -                  311          4,743       5,054
Emerging
  Markets
  Fund
  Institutional
  Shares                  -           628          -        78          -                  950          7,208       7,608
Global
  Managed
  Volatility
  Fund                    -             -          -         -          -               34,735        247,844     282,579
Government
  Securities Fund
  Institutional
  Shares              4,027          5,246     2,724       (38)         -                6,896        210,402     216,041
Growth Fund
  Institutional
  Shares                  -          9,436         -       382          -               12,384         62,384      65,714
High Income
  Fund
  Institutional
  Shares                773              -        773        -          -                1,669         25,179      27,621
Income Fund
  Institutional
  Shares              1,907              -      1,907        -          -                6,819        111,377     120,103
Income Stock
  Fund
  Institutional
  Shares              9,366              -       513         -          -                5,010         29,595      43,971

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Intermediate-
  Term Bond
  Fund
  Institutional
  Shares           $      4      $      -   $      4    $    -        $-           $        14      $     226   $     244
International
  Fund
  Institutional
  Shares                  -        12,510          -     1,029         -                13,065         95,967      97,551
MSCI Emerging
  Markets Value
  Momentum
  Blend Index
  ETF                     -             -         50         -         -                 1,292         18,030      19,322
MSCI
  International
  Value
  Momentum
  Blend Index
  ETF                     -             -        691         -         -                3,689          40,553      44,242
MSCI USA
  Small Cap
  Value
  Momentum
  Blend Index
  ETF                     -             -         55         -         -                1,106           8,947      10,053
MSCI USA
  Value
  Momentum
  Blend
  Index ETF               -             -        494         -         -                7,743          56,304      64,047
Precious Metals
  and Minerals
  Fund
  Institutional
  Shares              3,193             -          -         -         -                  387              62       3,642
S&P 500 Index
  Fund Reward
  Shares                314             -        314         -         -                5,275          30,263      35,852

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Short-Term
  Bond Fund
  Institutional
  Shares            $   755       $     -     $  755    $    -        $-             $     984     $   52,084  $   53,823
Small Cap
  Stock Fund
  Institutional
  Shares              1,026           462          -        44         -                 2,604         13,931      17,143
Target Managed
  Allocation Fund         -             -          -         -         -                16,193        120,867     137,060
Value Fund
  Institutional
  Shares                  -        16,628          -     4,849         -                   941         44,990      34,152
-------------------------------------------------------------------------------------------------------------------------
TOTAL               $46,367       $44,910     $8,354    $6,344        $-              $122,652     $1,180,956  $1,311,409
-------------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2040:

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Capital
  Growth
  Fund
  Institutional
  Shares            $33,575      $     -      $    -    $    -        $-             $     895     $        -  $   34,470
Core
  Intermediate-
  Term Bond
  ETF                     -            -          57         -         -                   241          3,668       3,909
Emerging
  Markets Fund
  Institutional
  Shares                  -        1,503           -       255         -                 1,269         10,611      10,632
Global Managed
  Volatility Fund         -            -           -         -         -                46,820        334,080     380,900
Government
  Securities Fund
  Institutional
  Shares               1,784           -       1,784         -         -                 4,487        138,037     144,308
Growth Fund
  Institutional
  Shares                   -      12,272           -       706         -                16,449         83,583      88,466
High Income
  Fund
  Institutional
  Shares                 642           -         642         -         -                 1,387         20,923      22,952
Income Fund
  Institutional
  Shares               1,200       1,782       1,200         -*        -                 4,295         70,928      74,641
Income Stock
  Fund
  Institutional
  Shares              10,116           -         682         -         -                 6,729         41,658      58,503
Intermediate-
  Term Bond
  Fund
  Institutional
  Shares                   3           -           3         -         -                    10            163         176

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
International
  Fund
  Institutional
  Shares            $     -       $13,985     $    -    $  714        $-             $   18,522    $  129,866  $  135,117
MSCI Emerging
  Markets Value
  Momentum
  Blend Index
  ETF                     -             -         66         -         -                  1,729        24,123      25,852
MSCI
  International
  Value
  Momentum
  Blend Index
  ETF                      -            -        928         -         -                  4,952        54,432      59,384
MSCI USA
  Small Cap Value
  Momentum
  Blend Index
  ETF                      -            -         71         -         -                  1,425        11,524      12,949
MSCI USA
  Value Momentum
  Blend Index
  ETF                      -            -        689         -         -                 10,798        78,526      89,324
Precious Metals
  and Minerals
  Fund
  Institutional
  Shares               3,564            -          -         -         -                    428            58       4,050
S&P 500 Index
  Fund Reward
  Shares                 420            -        421         -         -                  7,075        40,594      48,089
Short-Term
  Bond Fund
  Institutional
  Shares                 338            -        338         -         -                    441        23,324      24,103
Small Cap
  Stock Fund
  Institutional
  Shares               1,146            -          -         -         -                  3,651        19,202      23,999

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Target Managed
  Allocation
  Fund              $     -       $     -     $    -    $    -        $-              $ 21,807     $  162,773  $  184,580
Value Fund
  Institutional
  Shares                  -        19,673          -     5,446         -                 2,227         58,243      46,243
-------------------------------------------------------------------------------------------------------------------------
TOTAL               $52,788       $49,215     $6,881    $7,121        $-              $155,637     $1,306,316  $1,472,647
-------------------------------------------------------------------------------------------------------------------------

*Represents less than $500.

(a)Includes reinvestment of distributions from dividend income and realized gains.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

TARGET 2050:

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Capital
  Growth
  Fund
  Institutional
  Shares            $20,297       $     -     $    -    $    -        $-             $      548    $        -    $ 20,845
Core
  Intermediate-
  Term Bond
  ETF                     -             -         14         -         -                     61            934        995
Emerging
  Markets
  Fund
  Institutional
  Shares                  -           397          -        44         -                    959           7,030     7,636
Global
  Managed
  Volatility
  Fund                 1,537            -          -         -         -                 28,487         202,168   232,192
Government
  Securities
  Fund
  Institutional
  Shares               2,425            -        835         -         -                  2,116          64,040    68,581
Growth Fund
  Institutional
  Shares                   -        6,447          -       296         -                 10,034          50,089    53,972
High Income
  Fund
  Institutional
  Shares                  59            -         59         -         -                    127           1,913     2,099
Income Fund
  Institutional
  Shares                 522            -        522         -         -                  1,867          30,496    32,885
Income Stock
  Fund
  Institutional
  Shares               7,749            -        408         -         -                  3,984          23,307    35,040

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Intermediate-
  Term Bond
  Fund
  Institutional
  Shares            $     2       $     -     $    2    $    -        $-              $      9     $      124  $      135
International
  Fund
  Institutional
  Shares              1,675         8,276          -       571         -                11,000         77,851      82,821
MSCI
  Emerging
  Markets Value
  Momentum
  Blend Index
  ETF                     -             -         41         -         -                 1,069         14,914      15,983
MSCI
  International
  Value
  Momentum
  Blend Index
  ETF                     -             -        565         -         -                 3,013         33,112      36,125
MSCI USA
  Small Cap
  Value
  Momentum
  Blend Index
  ETF                     -             -         48         -         -                   956          7,742       8,698
MSCI USA
  Value
  Momentum
  Blend Index
  ETF                 2,377             -        411         -         -                 6,221         44,630      53,228
Precious
  Metals and
  Minerals Fund
  Institutional
  Shares              2,038             -          -         -         -                   237              -       2,275
S&P 500
  Index Fund
  Reward Shares         251             -        251         -         -                 4,225         24,242      28,718

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Short-Term
  Bond Fund
  Institutional
  Shares            $   122       $     -     $  123    $    1        $-               $   159       $  8,454    $  8,736
Small Cap Stock
  Fund
  Institutional
  Shares                657             -          -         -         -                 2,282         12,011      14,950
Target Managed
  Allocation Fund         -             -          -         -         -                13,185         98,413     111,598
Value Fund
  Institutional
  Shares                  -        13,169          -     2,599         -                 2,015         36,056      27,501
-------------------------------------------------------------------------------------------------------------------------
TOTAL               $39,711       $28,289     $3,279    $3,511        $-               $92,554       $737,526    $845,013
-------------------------------------------------------------------------------------------------------------------------

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2060:

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Capital
  Growth
  Fund
  Institutional
  Shares             $2,464       $     -     $    -    $    -        $-             $       66    $        -  $    2,530
Emerging
  Markets
  Fund
  Institutional
  Shares                  -             -          -         -         -                    127           874       1,001
Global
  Managed
  Volatility
  Fund                2,483             -          -         -         -                  3,472        23,746      29,701
Government
  Securities
  Fund
  Institutional
  Shares              1,154             -        101         -         -                    262         7,207       8,623
Growth Fund
  Institutional
  Shares                  -           407          -        14         -                  1,221         5,800       6,628
High Income
  Fund
  Institutional
  Shares                 52             -          6         -         -                     10           138         200
Income Fund
  Institutional
  Shares                158             -         64         -         -                    228         3,651       4,037
Income Stock
  Fund
  Institutional
  Shares              1,405             -         51         -         -                    483         2,518       4,406
Intermediate-
  Term Bond
  Fund
  Institutional
  Shares                  -*            -          -*        -         -                      1             8           9

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
International
  Fund
  Institutional
  Shares            $   679       $   494     $    -    $  (16)       $-             $    1,333    $    8,568  $   10,070
MSCI Emerging
  Markets Value
  Momentum
  Blend Index
  ETF                     -             -          5         -         -                    132         1,854       1,986
MSCI
  International
  Value
  Momentum
  Blend Index
  ETF                    92             -         80         -         -                    424         4,621       5,137
MSCI USA
  Small Cap
  Value
  Momentum
  Blend Index
  ETF                    92             -          6         -         -                    119           931       1,142
MSCI USA
  Value
  Momentum
  Blend Index
  ETF                   832             -         51         -         -                    746         5,176       6,754
Precious
  Metals and
  Minerals
  Fund
  Institutional
  Shares                 254            -          -         -         -                     29             -         283
S&P 500 Index
  Fund Reward
  Shares                 212            -         32         -         -                    510         2,877       3,599
Short-Term
  Bond Fund
  Institutional
  Shares                 172            -         14         -         -                     19           916       1,107

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                                     CHANGE
                                                                                     IN NET
($ IN 000s)                                           REALIZED      CAPITAL        UNREALIZED
AFFILIATED         PURCHASE       SALES     DIVIDEND    GAIN         GAIN         APPRECIATION/         MARKET VALUE
USAA FUND           COST(a)      PROCEEDS    INCOME    (LOSS)    DISTRIBUTIONS    DEPRECIATION     12/31/2018  06/30/2019
-------------------------------------------------------------------------------------------------------------------------
Small Cap Stock
  Fund
  Institutional
  Shares            $   245        $    -       $  -     $   -        $-                $   290       $ 1,480    $  2,015
Target
  Managed
  Allocation
  Fund                1,152             -          -         -         -                  1,609        11,551      14,312
Value Fund
  Institutional
  Shares                  -         1,289          -      (139)        -                    712         4,315       3,599
-------------------------------------------------------------------------------------------------------------------------
TOTAL               $11,446        $2,190       $410     $(141)       $-                $11,793       $86,231    $107,139
-------------------------------------------------------------------------------------------------------------------------

(a) Includes reinvestment of distributions from dividend income and realized gains.

*Represents less than $500.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager has determined there is no significant impact on the Fund's financial statements and various filings.

(10) RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

ASU 2018-13, FAIR VALUE MEASUREMENT
-----------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of ASU 2018-13 guidance is limited to changes in the Funds' notes to financial statement disclosures regarding valuation method, fair value, and transfers between levels of the fair value hierarchy.

(11) SUBSEQUENT EVENT NOTE

As previously announced, and as discussed in Note 1 to the Financial Statements, effective July 1, 2019, AMCO, the prior investment adviser to the Fund, and SAS, the prior transfer agent to the Fund, were acquired by Victory Holdings. PLEASE SEE THE SUPPLEMENT DATED JULY 1, 2019 TO THE FUND'S PROSPECTUS FOR ADDITIONAL IMPORTANT INFORMATION.

Effective July 1, 2019, Victory Capital is the new investment adviser and administrator to the USAA Mutual Funds; SAS was renamed Victory Capital Transfer Agency, Inc.; Victory Capital Advisers, Inc. is the new distributor to the USAA Mutual Funds; Citi Fund Services of Ohio, Inc. serves as sub-administrator and sub-fund accountant for the USAA Mutual Funds; and FIS Investor Services LLC serve as sub-transfer agent and dividend disbursing agent for the USAA Mutual Funds. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, Victory Capital added new portfolio managers from one or more investment teams employed by Victory Capital to serve as additional portfolio managers, or replace current portfolio managers, to manage all or a portion of the Fund according to each team's own investment process.

Effective July 1, 2019, under the investment advisory agreement with Victory Capital, which took effect on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Effective July 1, 2019, the line of credit (as discussed in the Notes to the Financial Statements in this semiannual report) among the Trust, with respect to its Funds, and CAPCO terminated; the Trust, with respect to its Funds, along with series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, entered into a 364 day committed credit facility and a 364 day uncommitted, demand credit facility with Citibank, N.A. (Citibank). Each such credit facility may be renewed if so agreed by the parties. Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Effective July 1, 2019, the Trust will rely on an exemptive order granted to Victory Capital and its affiliated funds by the SEC in March 2017 (the IFL Order), permitting the establishment and operation of an Interfund Lending

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

Facility (the Facility). The Facility allows each Fund to directly lend and borrow money to or from certain other affiliated Funds relying upon the IFL Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the IFL Order, by averaging the current repurchase agreement rate and the current bank loan rate.

Effective July 1, 2019, the Trust entered into an Agreement to Provide Compliance ("Compliance Agreement") with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. This agreement replaces an arrangement in place with AMCO previously.

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

FINANCIAL HIGHLIGHTS

TARGET INCOME (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                            YEAR ENDED DECEMBER 31,
                                ------------------------------------------------------------------------------
                                    2019           2018         2017          2016          2015          2014
                                ------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  10.69       $  11.69     $  11.41      $  11.09      $  11.82      $  11.84
                                ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .12            .29          .28           .28           .28           .34
  Net realized and
    unrealized gain (loss)           .74           (.64)         .70           .42          (.50)          .05
                                ------------------------------------------------------------------------------
Total from investment
  operations                         .86           (.35)         .98           .70          (.22)          .39
                                ------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.11)          (.29)        (.28)         (.28)         (.28)         (.40)
  Realized capital gains               -           (.36)        (.42)         (.10)         (.23)         (.01)
                                ------------------------------------------------------------------------------
Total distributions                 (.11)          (.65)        (.70)         (.38)         (.51)         (.41)
                                ------------------------------------------------------------------------------
Net asset value at
  end of period                 $  11.44       $  10.69     $  11.69      $  11.41      $  11.09      $  11.82
                                ==============================================================================
Total return (%)*                   8.04          (3.01)        8.66          6.36         (1.95)         3.36
Net assets at end of
  period (000)                  $336,265       $318,796     $349,866      $317,856      $330,809      $367,307
Ratios to average
  daily net assets:**
  Expenses (%)(a)                    .08(b)         .07          .07           .07           .06           .05
  Net investment
    income (%)                      2.13(b)        2.53         2.44          2.41          2.36          2.80
Portfolio turnover (%)                 2             29           41(c)         14            35            11

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $327,418,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Overall increase in purchases and sales of securities.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  63

================================================================================

TARGET 2020 (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                            YEAR ENDED DECEMBER 31,
                                ------------------------------------------------------------------------------
                                    2019          2018          2017          2016          2015          2014
                                ------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  11.28      $  12.86      $  12.28      $  11.85      $  12.56      $  12.63
                                ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .11           .30           .30           .30           .30           .37
  Net realized and
    unrealized gain (loss)           .99          (.92)         1.25           .60          (.60)          .07
                                ------------------------------------------------------------------------------
Total from investment
  operations                        1.10          (.62)         1.55           .90          (.30)          .44
                                ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -          (.30)         (.30)         (.38)         (.21)         (.37)
  Realized capital gains               -          (.66)         (.67)         (.09)         (.20)         (.14)
                                ------------------------------------------------------------------------------
Total distributions                    -          (.96)         (.97)         (.47)         (.41)         (.51)
                                ------------------------------------------------------------------------------
Net asset value at
  end of period                 $  12.38      $  11.28      $  12.86      $  12.28      $  11.85      $  12.56
                                ------------------------------------------------------------------------------
Total return (%)*                   9.75         (4.85)        12.71          7.57         (2.40)         3.45
Net assets at end of
  period (000)                  $585,854      $554,154      $617,583      $570,796      $583,926      $650,362
Ratios to average
  daily net assets:**
  Expenses (%)(a)                    .05(b)        .04           .04           .04           .04           .03
  Net investment
    income (%)                      1.76(b)       2.41          2.33          2.33          2.31          2.82
Portfolio turnover (%)                 3            34            39(c)         11            30            15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $575,727,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Overall increase in purchases and sales of securities.

================================================================================

64  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2030 (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                             YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------
                                    2019          2018          2017          2016          2015          2014
                              --------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    11.87    $    13.84    $    12.89    $    12.34    $    13.05    $    13.13
                              --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .08           .30           .30           .30           .27           .35
  Net realized and
    unrealized gain (loss)          1.29         (1.25)         1.77           .77          (.63)          .11
                              --------------------------------------------------------------------------------
Total from investment
  operations                        1.37          (.95)         2.07          1.07          (.36)          .46
                              --------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -          (.30)         (.32)         (.48)         (.08)         (.35)
  Realized capital gains               -          (.72)         (.80)         (.04)         (.27)         (.19)
                              --------------------------------------------------------------------------------
Total distributions                    -         (1.02)        (1.12)         (.52)         (.35)         (.54)
                              --------------------------------------------------------------------------------
Net asset value at
  end of period               $    13.24    $    11.87    $    13.84    $    12.89    $    12.34    $    13.05
                              ================================================================================
Total return (%)*                  11.54         (6.99)        16.12          8.70         (2.81)         3.43
Net assets at end of
  period (000)                $1,319,205    $1,183,564    $1,286,393    $1,098,440    $1,060,971    $1,135,347
Ratios to average
  daily net assets:**
  Expenses (%)(a)                    .03(b)        .03           .03           .03           .03           .03
  Net investment
    income (%)                      1.30(b)       2.25          2.29          2.22          2.08          2.63
Portfolio turnover (%)                 4            36            32             8            32            15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $1,274,037,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  65

================================================================================

TARGET 2040 (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                             YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                    2019          2018          2017          2016          2015           2014
                              ---------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    11.87    $    14.25    $    12.82    $    12.23    $    12.89     $    12.99
                              ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .06           .27           .29           .26           .23            .30
  Net realized and
    unrealized gain (loss)          1.48         (1.46)         2.07           .83          (.58)           .11
                              ---------------------------------------------------------------------------------
Total from investment
  operations                        1.54         (1.19)         2.36          1.09          (.35)           .41
                              ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -          (.28)         (.29)         (.48)         (.00)(a)       (.30)
  Realized capital gains               -          (.91)         (.64)         (.02)         (.31)          (.21)
                              ---------------------------------------------------------------------------------
Total distributions                    -         (1.19)         (.93)         (.50)         (.31)          (.51)
                              ---------------------------------------------------------------------------------
Net asset value at
  end of period               $    13.41    $    11.87    $    14.25    $    12.82    $    12.23     $    12.89
                              =================================================================================
Total return (%)*                  12.97         (8.53)        18.46          8.97         (2.71)          3.15
Net assets at end of
  period (000)                $1,479,799    $1,310,328    $1,424,068    $1,195,926    $1,128,269     $1,173,210
Ratios to average
  daily net assets:**
  Expenses (%)(b)                    .03(c)        .02           .03           .03           .03            .03
  Net investment
    income (%)                       .96(c)       2.08          2.15          1.99          1.78           2.33
Portfolio turnover (%)                 3            35            32             9(d)         35             16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $1,425,230,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Overall decrease in purchases and sales of securities.

================================================================================

66  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2050 (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                            YEAR ENDED DECEMBER 31,
                                ------------------------------------------------------------------------------
                                    2019          2018          2017          2016          2015          2014
                                ------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  11.95      $  14.45      $  12.78      $  12.18      $  12.81      $  12.86
                                ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .05           .26           .27           .23           .20           .26
  Net realized and
    unrealized gain (loss)          1.54         (1.54)         2.20           .87          (.52)          .13
                                ------------------------------------------------------------------------------
Total from investment
  operations                        1.59         (1.28)         2.47          1.10          (.32)          .39
                                ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -          (.26)         (.28)         (.42)         (.00)(a)      (.26)
  Realized capital gains               -          (.96)         (.52)         (.08)         (.31)         (.18)
                                ------------------------------------------------------------------------------
Total distributions                    -         (1.22)         (.80)         (.50)         (.31)         (.44)
                                ------------------------------------------------------------------------------
Net asset value at
  end of period                 $  13.54      $  11.95      $  14.45      $  12.78      $  12.18      $  12.81
                                ==============================================================================
Total return (%)*                  13.31         (9.02)        19.39          9.02         (2.48)         3.02
Net assets at end of
  period (000)                  $850,004      $741,449      $804,921      $659,642      $603,281      $607,896
Ratios to average
  daily net assets:**
  Expenses (%)(b)                    .04(c)        .04           .04           .05           .04           .04
  Net investment
    income (%)                       .78(c)       1.96          2.00          1.87          1.58          2.09
Portfolio turnover (%)                 4            36            30             6(d)         39            16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $814,714,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Overall decrease in purchases and sales of securities.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  67

================================================================================

TARGET 2060 (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                            YEAR ENDED DECEMBER 31,
                                ------------------------------------------------------------------------------
                                    2019          2018          2017          2016          2015          2014
                                ------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  11.05       $ 12.74       $ 11.07       $ 10.48       $ 10.93       $ 10.85
                                ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .04           .23           .22           .15           .18(a)        .25(a)
  Net realized and
    unrealized gain (loss)          1.42         (1.39)         1.93           .77          (.45)(a)       .07(a)
                                ------------------------------------------------------------------------------
Total from investment
  operations                        1.46         (1.16)         2.15           .92          (.27)(a)       .32(a)
                                ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -          (.23)         (.22)         (.30)         (.01)         (.18)
  Realized capital gains               -          (.30)         (.26)         (.03)         (.17)         (.06)
                                ------------------------------------------------------------------------------
Total distributions                    -          (.53)         (.48)         (.33)         (.18)         (.24)
                                ------------------------------------------------------------------------------
Net asset value at
  end of period                 $  12.51       $ 11.05       $ 12.74       $ 11.07       $ 10.48       $ 10.93
                                ==============================================================================
Total return (%)*                  13.21         (9.18)        19.51          8.80         (2.47)         2.91
Net assets at end of
  period (000)                  $108,588       $87,403       $77,599       $53,142       $37,963       $25,808
Ratios to average
  daily net assets:**
  Expenses (%)(b)                    .10(c)        .10           .10           .10           .10           .10
  Expenses, excluding
    reimbursements (%)(b)            .26(c)        .23           .29           .41           .51           .78
  Net investment
    income (%)                       .74(c)       2.00          1.95          1.85          1.64          2.25
Portfolio turnover (%)                 2            36            37(d)          4(e)         35            16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2019, average daily net assets were
    $101,179,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Overall increase in purchases and sales of securities.
(e) Overall decrease in purchases and sales of securities.

================================================================================

68  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2019, through June 30, 2019.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

                                                           EXPENSE EXAMPLE |  69

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses

================================================================================

70  | USAA TARGET RETIREMENT FUNDS

================================================================================

are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below.

                                                                                       EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2019 -
                                         JANUARY 1, 2019        JUNE 30, 2019           JUNE 30, 2019
                                         --------------------------------------------------------------
TARGET INCOME
Actual                                     $1,000.00              $1,080.40                 $0.41
Hypothetical
 (5% return before expenses)                1,000.00               1,024.40                  0.40

TARGET 2020
Actual                                      1,000.00               1,097.50                  0.26
Hypothetical
 (5% return before expenses)                1,000.00               1,024.55                  0.25

TARGET 2030
Actual                                      1,000.00               1,115.40                  0.16
Hypothetical
 (5% return before expenses)                1,000.00               1,024.65                  0.15

TARGET 2040
Actual                                      1,000.00               1,129.70                  0.16
Hypothetical
 (5% return before expenses)                1,000.00               1,024.65                  0.15

TARGET 2050
Actual                                      1,000.00               1,133.10                  0.21
Hypothetical
 (5% return before expenses)                1,000.00               1,024.60                  0.20

TARGET 2060
Actual                                      1,000.00               1,132.10                  0.53
Hypothetical
 (5% return before expenses)                1,000.00               1,024.30                  0.50

*Expenses equal each Fund's annualized expense ratio of 0.08% for Target Income, 0.05% for Target 2020, 0.03% for Target 2030, 0.03% for Target 2040, 0.04% for
 Target 2050, and 0.10% for Target 2060, which are net of any reimbursements and expenses paid indirectly and excludes expenses of the acquired funds, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). Each Funds' actual ending account value is based on its actual total return for the current period of January 1, 2019, through June 30, 2019. These total returns equaled 8.04%, 9.75%, 11.54%, 12.97%, 13.31%, and 13.21% for the Target Income, Target 2020,
 Target 2030, Target 2040, Target 2050, and Target 2060 Funds, respectively.

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                                                           EXPENSE EXAMPLE |  71

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ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND VICTORY CAPITAL MANAGEMENT INC.)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the (i) new investment advisory agreement between the Trust and Victory Capital and (ii) new investment subadvisory agreements between certain subadvisers and Victory Capital, which became effective on July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting held on January 15, 2019, the USAA Mutual Funds Trust's ("Trust") Board of Trustees ("Board"), including those Trustees who are not parties to any investment advisory or management agreement between USAA Asset Management Company ("AMCO") and the Trust ("Existing Management Agreements") or the new Investment Advisory Agreement between the Trust and Victory Capital Management Inc. ("Victory Capital") (the "New Advisory Agreement") or "interested persons" (as that term is defined in the Investment Company Act of 1940 Act, as amended ("1940 Act")) of such parties or the Trust (the "Independent Trustees"), considered and unanimously approved the New Advisory Agreement between the Trust, on behalf of each of its series (each a "Fund" and together the "Funds"), and Victory Capital, and, as applicable, new Investment Subadvisory Agreements between Victory Capital and each investment subadviser ("New Subadvisory Agreements," and together with the New Advisory Agreement, the "New Agreements"), as listed below. The Board also determined to recommend that shareholders of each Fund approve the New Advisory Agreement. Shareholder approval is not required for the New Subadvisory Agreements. The Independent Trustees reviewed the proposed approval of the New Agreements in private sessions with their independent legal counsel at which no representatives of Victory Capital or AMCO were present.

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72  | USAA TARGET RETIREMENT FUNDS

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BACKGROUND FOR THE BOARD APPROVALS

At a telephonic meeting of the Board held on November 5, 2018, representatives of USAA and AMCO informed the Board that USAA's subsidiary, USAA Investment Corporation, would enter into a stock purchase agreement with Victory Capital Holdings, Inc. ("Victory Holdings") pursuant to which Victory Holdings would acquire all of the outstanding stock of AMCO and USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA Transfer Agent") (the "Transaction"). The Independent Trustees were advised that the Transaction, if completed, would constitute an "assignment" (as that term is defined in Section 2(a)(4) of the 1940 Act) and result in the automatic termination of the Existing Management Agreements ("Change of Control Event"). The Independent Trustees also were advised that it was proposed that Victory Capital, a subsidiary of Victory Holdings, would serve as the investment adviser to each Fund after the closing of the Transaction ("Post-Transaction") and that the Board would be asked to consider approval of the terms and conditions of the New Advisory Agreement with Victory Capital and thereafter to submit the New Advisory Agreement to each Fund's shareholders for approval. Because the Change of Control Event also would result in the termination of each existing subadvisory agreement between AMCO and the subadvisers to the Funds ("Existing Subadvisory Agreements"), the Independent Trustees were advised that the Board would also be asked to approve the New Subadvisory Agreements.

In anticipation of the Transaction, the Trustees met at a series of subsequent in-person meetings on November 27-28, 2018, January 7-8, 2019, and January 14-15, 2019, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of each Fund and its respective shareholders to approve the New Agreements; and the anticipated impacts of the Transaction on the Funds and their shareholders (each, a "Meeting"). During each of these Meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. In this connection, the Independent Trustees worked with their independent

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                                                     ADVISORY AGREEMENT(S) |  73

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legal counsel to prepare formal due diligence requests (the "Diligence
Requests") that were submitted to Victory Capital, Victory Capital Advisers, Inc. ("VCA"), and the subadvisers. The Diligence Requests sought information relevant to the Board's consideration of the New Advisory Agreement, the New Subadvisory Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Funds and their shareholders. Victory Capital, VCA, and the subadvisers provided documents and information in response to the Diligence Requests (the "Response Materials"). Following their review of the Response Materials, the Independent Trustees submitted a supplemental due diligence request for additional and clarifying information (the "Supplemental Diligence Request") to Victory Capital and VCA. Victory Capital and VCA provided further information in response to the Supplemental Diligence Request, which the Board reviewed. Senior management representatives of Victory Capital and/or AMCO participated in a portion of each Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel and counsel to the Funds, who advised them on, among other things, their duties and obligations relating to their consideration of the New Agreements.

The Board's evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Management Agreements and Existing Subadvisory Agreements at an in-person meeting of the Board on April 18, 2018 (the "2018 15(c) Meeting") and at other subsequent Board meetings in 2018. The Board's evaluation of the New Agreements also reflected the knowledge gained as Board members of the Funds with respect to services provided by AMCO, its affiliates, and each subadviser to the Funds.

The Board's approvals and recommendations were based on its determination, within its business judgment, that it would be in the best interests of each Fund and its respective shareholders, for Victory Capital and, as applicable, the subadvisers, to provide investment advisory, investment subadvisory, and related services to the Funds, following the closing of the Transaction.

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74  | USAA TARGET RETIREMENT FUNDS

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FACTORS CONSIDERED IN APPROVING THE NEW ADVISORY AGREEMENT

In connection with the Board's consideration of the New Advisory Agreement, Victory Capital and AMCO advised the Board about a variety of matters, including the following:

   o The nature, extent, and quality of the services to be provided to the Funds by Victory Capital Post-Transaction are expected to be of at least the same level as the services currently provided to the Funds by AMCO.

   o Victory Capital's stated commitment to maintaining and enhancing the USAA member/USAA Fund shareholder experience, including creating a dedicated USAA Fund sales and client service call center that will provide ongoing client service and advice to existing and new USAA members.

   o Victory Capital proposes to: (1) replace the underlying indexes for the USAA Extended Market Index Fund and USAA S&P 500 Index Fund with indexes designed to provide shareholders with comparable exposure and investment outcomes; (2) change the USAA Extended Market Index Fund's and USAA S&P 500 Index Fund's investment objectives and strategies in light of the changes to their underlying indexes; and (3) change the name of the USAA S&P 500 Index Fund to the USAA 500 Index Fund.

   o Victory Capital does not propose changes to the investment objective(s) of any other Funds. Although the investment processes used by Victory Capital's portfolio managers may differ from those used by AMCO's portfolio managers or, if applicable, any subadviser's portfolio managers, such differences are not currently expected to result in changes to the principal investment strategies or principal investment risks of the Funds.

   o The New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees (except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment).

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                                                     ADVISORY AGREEMENT(S) |  75

================================================================================

      For at least two years after the Transaction closes, Victory Capital has agreed to waive fees and/or reimburse expenses so that each Fund's annual expense ratio (excluding certain customary items) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to the Fund's advisory fee.

   o The portfolio managers at AMCO that manage the Fixed Income Funds(1) as well as the USAA's Global Multi-Asset team servicing the Cornerstone Funds(2), Target Retirement Funds(3), Global Managed Volatility Fund, Managed Allocation Fund, and Target Managed Allocation Fund, are expected to continue to do so Post-Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. Post-Transaction, the investment teams for the Funds, other than the Fixed Income Funds, will be replaced or augmented.

   o With the exception of the USAA S&P 500 Index Fund, USAA Extended Market Index Fund, and USAA Nasdaq-100 Index Fund, which will be advised by Victory Capital through its Victory Solutions platform, Victory Capital proposes that the same subadvisers be retained Post-Transaction, although Victory Capital may change the allocation to a particular subadviser Post-Transaction. No changes are expected to the portfolio managers of the subadvisers who will serve as subadvisers Post-Transaction.

(1)The Fixed Income Funds include the following Funds: California Bond Fund, Government Securities Fund, High Income Fund, Income Fund, Intermediate-Term Bond Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Long-Term Fund, New York Bond Fund, Short-Term Bond Fund, Tax Exempt Short-Term Fund, Ultra Short-Term Bond Fund, Virginia Bond Fund, Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Trust.

(2)The Cornerstone Funds include the following Funds: Cornerstone Aggressive Fund, Cornerstone Conservative Fund, Cornerstone Equity Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, and Cornerstone Moderately Conservative Fund.

(3)The Target Retirement Funds include the following Funds: Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and Target Retirement Income Fund.

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76  | USAA TARGET RETIREMENT FUNDS

================================================================================

   o VCA's distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale.

   o The experience of Victory Capital in acquiring and integrating investments in investment management companies and its plans to transition and integrate AMCO's and USAA Transfer Agent's businesses to Victory Capital. Victory Capital and USAA expect to enter into a transition services agreement under which USAA will continue to provide Victory Capital with certain services that are currently provided by USAA to AMCO and the USAA Transfer Agent for a specified period of time after the closing of the Transaction to assist Victory Capital in transitioning the USAA member distribution channel and member support services.

   o Pursuant to a transitional trademark license agreement with USAA, Victory Capital and the Funds will have a non-exclusive license, subject to certain restrictions and limitations, to continue using certain licensed marks including "USAA," "United Services Automobile Association," and the USAA Logo in connection with their asset management and transfer agency businesses for a period of three years following the closing of the Transaction, which agreement may thereafter be extended for an additional year.

   o The support expressed by the current senior management team at AMCO for the Transaction and AMCO's recommendation that the Board approve the New Agreements.

   o The commitments of Victory Capital and AMCO to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

In addition to the matters noted above, in their deliberations regarding approval of the New Advisory Agreement, the Board considered the factors discussed below, among others.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  77

================================================================================

THE NATURE, EXTENT, AND QUALITY OF SERVICES EXPECTED TO BE PROVIDED BY VICTORY CAPITAL - The Board considered information provided by Victory Capital regarding its investment philosophy, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition. The Board also considered the capabilities, resources, and personnel of Victory Capital, including senior and other personnel of AMCO who had been extended offers to join Victory Capital, in order to determine whether Victory Capital is capable of providing the same level of investment management services currently provided to each Fund, and also considered the transition and integration plans to move management of the Funds to Victory Capital. The Board recognized that the AMCO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course. The Board considered the resources and infrastructure that Victory Capital intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as Victory Capital's commitment to those programs. The Board also considered the resources that Victory Capital has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs. This review considered the resources available to Victory Capital to provide the services specified under the New Advisory Agreement. The Board considered Victory Capital's financial condition, including the financing of the Transaction, and noted that Victory Capital is expected to be able to provide a high level of service to the Funds and continuously invest and re-invest in its business.

The Board considered that, while it was proposed that Victory Capital would become the investment adviser to the Funds, the same portfolio managers at AMCO that manage the Fixed Income Funds, as well as USAA's Global Multi-Asset team servicing the Cornerstone Funds, Target Retirement Funds (including Target Managed Allocation Fund), Global Managed Volatility Fund, and Managed Allocation Fund, are expected to continue to do so after the Transaction as employees of Victory Capital, if they choose to become employees of Victory Capital. The Board determined that it had considered the qualifications of the portfolio managers at AMCO and the subadvisers at its 2018 15(c) Meeting. The Board considered the professional experience,

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78  | USAA TARGET RETIREMENT FUNDS

================================================================================

education, affiliations and/or other credentials or qualifications of the anticipated portfolio managers at Victory Capital that would manage the Equity Funds(4), Cornerstone Funds, and Target Retirement Funds. The Board noted that the Equity Funds or portions of Equity Funds currently managed by AMCO would be replaced with portfolio managers from Victory Capital.

The Board considered that certain Funds would continue to operate in a manager-of-managers structure Post-Transaction. The Board considered that Victory Capital's experience in allocating assets to, and overseeing the advisory services of, its investment franchises and the Victory Solutions platform, was similar to AMCO's role in allocating assets to and overseeing the advisory services provided by the subadvisers.

The Board considered that the terms and conditions of the New Advisory Agreement are substantially similar to the terms and conditions of the Existing Management Agreements. The Board also considered that the New Subadvisory Agreements are substantially similar to the terms and conditions of the Existing Subadvisory Agreements and that no changes were proposed to the allocation of responsibilities as between Victory Capital and any subadviser, except to the extent that under the New Subadvisory Agreements each subadviser would be responsible for voting proxies with respect to assets allocated to that subadviser, while AMCO currently votes all Fund proxies. The Board considered that Victory Capital also would provide certain administrative, fund accounting, and shareholder servicing services under a separate administration agreement with the Funds. In this connection, the Board considered information on Victory Capital's use of third-party service providers to provide certain sub-administration and sub-accounting services to the Funds.

After review of these and other considerations, the Board concluded that Victory Capital will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by AMCO, and that these services are appropriate in nature and extent in light of the Funds' operations and investor needs.

(4)The Equity Funds include the following Funds: Aggressive Growth Fund, Growth & Income Fund, Income Stock Fund, Global Equity Income Fund, and Precious Metals and Minerals Fund.

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                                                     ADVISORY AGREEMENT(S) |  79

================================================================================

PERFORMANCE OF THE FUNDS - With respect to the performance of the Funds, the Board considered its review at the 2018 15(c) Meeting of peer group and benchmark investment performance comparison data relating to each Fund and, if applicable, each subadviser's performance record for similar accounts. The
Board considered that information reviewed at the 2018 15(c) Meeting may be more relevant for those Funds that would retain their current portfolio managers or subadvisers. With respect to the Funds whose portfolio managers would be replaced, the Board considered the performance of funds sponsored and managed by Victory Capital ("Victory Funds") with similar investment objectives and strategies managed by the portfolio managers who would manage the Funds. Based on information presented to the Board at the Meetings and its discussions with Victory Capital, the Board concluded that Victory Capital is capable of generating a level of long-term investment performance that is appropriate in light of each Fund's investment objectives, strategies and restrictions.

FEES TO BE PAID TO VICTORY CAPITAL AND EXPENSES OF THE FUNDS - The Board considered that it had reviewed each Fund's existing advisory fee rate and computation method for calculating such fees at the 2018 15(c) Meeting. The Board considered that the New Advisory Agreement does not change any Fund's advisory fee rate or the computation method for calculating such fees, except that Victory Capital, subject to Board approval, may in the future use a single designated share class to calculate the performance adjustment and apply the resulting performance adjustment across each other class of shares of the Fund. The Board considered that the use of a single designated class to calculate the performance adjustment for each other class of shares of the Fund could mean that shareholders of a class other than the class used to measure the performance adjustment may pay a performance adjustment that is higher or lower than if the adjustment were calculated on a class by class basis, primarily due to the impact of differences in the fees and expenses between share classes on performance. The Board considered that the New Advisory Agreement stipulates that the period for measuring performance for calculating a Fund's performance adjustment begins on the date that Victory Capital begins managing the Fund; therefore, no performance adjustments will be made for the first twelve months of the New Advisory Agreement, consistent with applicable regulations. The Board also considered Victory Capital's contractual commitment under the expense limitation

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80  | USAA TARGET RETIREMENT FUNDS

================================================================================

agreement ("ELA") to waive fees and/or reimburse expenses for at least two years after the closing of the Transaction, so that each Fund's annual expense ratio (excluding acquired fund fees and expenses, any performance adjustment to a Fund's advisory fee, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) does not exceed the levels reflected in each Fund's most recent audited financial statements at the time the Transaction closes (or the levels of AMCO's then-current expense caps, if applicable), excluding the impact of any performance adjustment to a Fund's advisory fee. The Board considered that the ELA permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment. The Board also considered that Victory Capital and AMCO had represented to the Board that they will use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an "unfair burden" on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Change of Control Event, for so long as the requirements of Section 15(f) of the 1940 Act apply. The Board also considered a comparison of the proposed advisory fees to be paid by each Fund to the advisory fees paid by funds and other accounts managed by Victory Capital deemed to be comparable to the Fund in terms of investment objectives and strategies. The Board considered that, with few exceptions, mostly involving weighted average fees for separate accounts, the advisory fees to be paid by the Funds were lower than the fees paid by these other funds and accounts. The Board concluded that the retention of Victory Capital was unlikely to impose an unfair burden on the Funds because, after the Transaction, none of AMCO, Victory Capital, VCA, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly
(i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Funds (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Funds or their shareholders for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to each Fund, that Victory Capital's advisory fee is fair and reasonable.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  81

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THE EXTENT TO WHICH VICTORY CAPITAL MAY REALIZE ECONOMIES OF SCALE AS THE FUNDS
GROW LARGER AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF FUND SHAREHOLDERS - The Board considered potential or anticipated economies of scale in relation to the services Victory Capital would provide to each Fund. The Board considered that the New Advisory Agreement includes the same advisory fee breakpoints for the same Funds as the Existing Advisory Agreements. The Board also considered that Victory Capital has contractually agreed to cap the Funds' annual operating expense ratios, pursuant to the ELA, which will remain in effect for at least two years from the closing of the Transaction, and may be extended. The Board also considered Victory Capital's representation that the significant increase in its assets under management Post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Board noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of investment advisory and administrative fees payable to Victory Capital, in the future.

THE PROFITS TO BE REALIZED BY VICTORY CAPITAL AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE TRUST - The Board considered the benefits Victory Capital and its affiliates may derive from their relationship with the Funds, including compensation to be paid to Victory Capital for the provision of certain administrative, fund accounting and shareholder services to the Funds and compensation to be paid to USAA Transfer Agent for the provision of transfer agency services to the Funds. The Board considered the significant investments Victory Capital expected to make to support and grow the USAA member channel and the costs to integrate the USAA Fund business into Victory Capital. The Board also considered Victory Capital's profitability report presented to the board of trustees of the Victory Funds in connection with their most recent 15(c) process. The Board considered Victory Capital's representation that the fully integrated USAA Fund business, including investments to support ongoing growth, was expected to have an overall marginally positive impact on Victory Capital's overall financial profitability. The Board noted the difficulty of accurately projecting profitability under the current circumstance and noted that it would have the opportunity to give further consideration to Victory Capital's profitability with respect to the Funds at the end of the initial two-year term of the New Advisory Agreement.

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82  | USAA TARGET RETIREMENT FUNDS

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FALL-OUT AND OTHER BENEFITS TO VICTORY CAPITAL AND ITS AFFILIATES - The Board
considered the possible fall-out benefits and other types of benefits that may accrue to Victory Capital and its affiliates. The Board noted that the Transaction provides Victory Capital and its affiliates the opportunity to deliver investment products and services to USAA's direct member-based channel. The Board also considered that Victory Capital may derive reputational and other benefits from its ability to use "USAA" and related names in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Victory Capital's assets under management and expand Victory Capital's investment capabilities. This increased size and diversification could facilitate Victory Capital's continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. Victory Capital also would be able to use trading commission credits from the Funds' transactions in securities to "purchase" third party research and execution services to support its investment process. Based on its review, the Board determined that any "fall-out" benefits and other types of benefits that may accrue to Victory Capital are fair and reasonable.

CONCLUSIONS - Based on the foregoing and other relevant considerations, at the Meeting of the Board held on January 15, 2019, the Board, including a majority of the Independent Trustees, acting within its business judgment, (1) concluded that the terms of the New Advisory Agreement are fair and reasonable and that approval of the New Advisory Agreement is in the best interests of each Fund and its respective shareholders, (2) voted to approve the New Advisory Agreement, and (3) voted to recommend approval of the New Advisory Agreement by shareholders of the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis and its determinations were made separately in respect of each Fund. The Board noted some factors may have been more or less important with respect to any particular Fund and that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Advisory Agreement and to recommend approval of the New Advisory Agreement by shareholders of the Funds.

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                                                     ADVISORY AGREEMENT(S) |  83

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ADVISORY AGREEMENT(S)
(BETWEEN THE TRUST AND THE MANAGER)

June 30, 2019 (unaudited)

--------------------------------------------------------------------------------

The following disclosure relates to the approval of the continuation of the (i) investment advisory agreement between the Trust and AMCO and (ii) investment subadvisory agreements between certain subadvisers and AMCO, which were effective until July 1, 2019. PLEASE REFER TO THE SUBSEQUENT EVENT NOTE TO THE FINANCIAL STATEMENTS IN THIS SEMIANNUAL REPORT FOR ADDITIONAL IMPORTANT INFORMATION ABOUT A RECENT CHANGE OF CONTROL OF AMCO AND OTHER CHANGES IMPACTING THE FUND.

At an in-person meeting of the Board of Trustees (the Board) held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, and Target Retirement 2060 Fund (together, the Funds).(1)

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among

(1)At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, upon the closing of the transaction whereby the Manager acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager and the Sub-advisory Agreement with the Subadviser terminated and the new investment advisory agreement between the Trust and Victory Capital went into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are discussed above. Effective June 30, 2019, the Subadviser no longer manages any portion of the Fund.

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84  | USAA TARGET RETIREMENT FUNDS

================================================================================

other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Funds. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

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                                                     ADVISORY AGREEMENT(S) |  85

================================================================================

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, shareholder services, oversight of the Funds' accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust. The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's role in coordinating the activities of the Funds' other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Funds, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager and its affiliates, including the Manager's oversight of the Funds' day-to-day operations and oversight of

================================================================================

86  | USAA TARGET RETIREMENT FUNDS

================================================================================

Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including fund type (in this case, other funds-of-funds that invest in affiliated funds of the investing fund with front-end loads and no sales loads), comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load affiliated retail open end investment companies with the same investment classifications/objectives as the Funds regardless of asset size, excluding outliers (the "expense universe"). The Board noted that the Manager does not receive a management fee from the Funds. The data indicated that the total expense ratio for each Fund, which included underlying fund expenses and any reimbursements, was below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Funds by the Manager and its affiliates. The Board also took into account the high quality of services provided by the Manager.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total returns with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report (the "performance universe"). Each Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  87

================================================================================

Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was above the average of its performance universe and its Lipper index for the one-, three- and ten-year periods ended December 31, 2018, and was above the average of its performance universe and below its Lipper index for the five-year period ended December 31, 2018; the performance of the Target Retirement 2020 Fund was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2018, and was below the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended December 31, 2018; the performance of the Target Retirement 2030 Fund was below the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended December 31, 2018, and was above the average of its performance universe and below its Lipper index for the three-year period ended December 31, 2018; the performance of each of the Target Retirement 2040 Fund and Target Retirement 2050 Fund was below the average of its respective performance universe and its Lipper index for the one-, three-and five- and ten-year periods ended December 31, 2018; and the performance of the Target Retirement 2060 Fund was below the average of its performance universe and its Lipper index for the one-, three- and five- periods ended December 31, 2018. The Board also noted that the Target Retirement Income Fund's percentile performance ranking was in the top 35% of its performance universe for the one-year period ended December 31, 2018, was in the top 25% of its performance universe for the three-year period ended December 31, 2018, was in the top 50% of its performance universe for the five-year period ended December 31, 2018, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2018; the Target Retirement 2020 Fund's percentile performance was in the top 35% of its performance universe for the three-year period ended December 31, 2018, and was in the bottom 50% of its performance universe for the one-, five- and ten-year periods ended December 31, 2018; the Target Retirement 2030 Fund's percentile performance information was in the top 50% of its performance universe for the three-year period ended December 31, 2018, and was in the bottom 50% of its performance universe for the one-, five- and ten-year periods ended

================================================================================

88  | USAA TARGET RETIREMENT FUNDS

================================================================================

December 31 2018; the Target Retirement 2040 Fund's and Target Retirement 2050 Fund's percentile performance information was each in the bottom 50% of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2018; and the Target Retirement 2060 Fund's percentile performance information was in the bottom 50% of its performance universe for the one-, three- and five-year periods ended December 31, 2018, and the Board took into account management's discussion of the Funds' performance, including the Funds' investment approaches and the impact of market conditions on the Funds' performance relative to their peers.

COMPENSATION AND PROFITABILITY - The Board took into consideration that the Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This information included a review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. The Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive no compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also noted that the manager reimburses certain expenses for each Fund. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds. The Board also took into account the high quality of services received by the Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account management's discussion of the Fund's current

================================================================================

                                                     ADVISORY AGREEMENT(S) |  89

================================================================================

advisory fee structure. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Advisory Agreement with the Manager with respect to each Fund, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund's investment approach and management is appropriately monitoring the Fund's performance; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with each Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of Funds. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

90  | USAA TARGET RETIREMENT FUNDS

================================================================================

AS OF JULY 1, 2019
TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Jefferson C. Boyce
                                      Dawn M. Hawley
                                      Paul L. McNamara
                                      Richard Y. Newton III
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      David C. Brown
                                      John C. Walters
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     Victory Capital Management Inc.
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       Victory Capital Advisers, Inc.
DISTRIBUTOR                           4900 Tiedeman Road
                                      Brooklyn, Ohio 44144
--------------------------------------------------------------------------------
TRANSFER AGENT                        Victory Capital Transfer Agency, Inc.
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                            State Street Bank and Trust Company
ACCOUNTING AGENT, AND                 P.O. Box 1713
SUB-ADMINISTRATOR                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1700
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the USAA AMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and
(iii) in summary within the Statement of Additional Information on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of monthly portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (beginning with filings after March 31, 2019). Previously, the Fund made its complete schedule of portfolio holdings available after the first and third fiscal quarters in regulatory filings on Form N-Q. The Fund's Forms N-CSR, N-PORT, and N-Q are available at no charge (i) by calling
(800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov.

===============================================================================

       9800 Fredericksburg Road                                   --------------
       San Antonio, TX 78288                                         PRSRT STD
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                                                                       PAID
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88219-0819


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item is only required in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE. This item is only required annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item is only required in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the Report to Stockholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to open-end management investment companies.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d)under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.



ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.

ITEM 13. EXHIBITS.

(a)(1). NOT APPLICABLE.  This item is only required in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(a)(4). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2019

By:*     /s/ Christopher K. Dyer
         --------------------------------------------------------------
         Signature and Title:  Christopher K. Dyer, President

Date:
         8/22/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher K. Dyer
         -----------------------------------------------------
         Signature and Title:  Christopher K. Dyer, President

Date:
         8/22/19


By:*     /s/ James K. De Vries
         -----------------------------------------------------
         Signature and Title:  James K. De Vries, Treasurer

Date:
         8/22/19

*Print the name and title of each signing officer under his or her signature.